UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22135

Innovator ETFs Trust
(Exact name of registrant as specified in charter)

109 North Hale Street

Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603
(Name and address of agent for service)

800-208-5212

Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2021

Date of reporting period: October 31, 2021

Item 1. Reports to Stockholders.

INNOVATOR

Annual Report

INNOVATOR INTERNATIONAL DEVELOPED DEFINED OUTCOME ETFS
INNOVATOR EMERGING MARKETS DEFINED OUTCOME ETFS
INNOVATOR GROWTH-100 DEFINED OUTCOME ETFS
INNOVATOR U.S. SMALL CAP DEFINED OUTCOME ETFS
INNOVATOR TREASURY BOND DEFINED OUTCOME ETFS
INNOVATOR STACKER DEFINED OUTCOME ETFS
INNOVATOR ACCELERATED DEFINED OUTCOME ETFS

October 31, 2021
Innovator ETFs Trust

Letter to Shareholders	3
Fund Performance	7
Expense Example	85
Schedules of Investments and Options Written	88
Statements of Assets and Liabilities	166
Statements of Operations	192
Statements of Changes in Net Assets	218
Financial Highlights	244
Notes to Financial Statements	270
Report of Independent Registered Public Accounting Firm	302
Trustees and Officers	306
Board Considerations Regarding Approval of Investment Management Agreement	308
Additional Information	320

Letter to Shareholders (Unaudited)

Dear Valued Shareholders,

The following shareholder letter covers the year or period ended October 31, 2021.

Around this time last year, we were acknowledging and reflecting on one of the more difficult years on record, with our eyes fixed on a more promising 2021. While we still look forward to the day the words “COVID-19” are a distant memory, I’m happy to report that, despite the uncertainty in the US and abroad, this year has been one of tremendous growth and leadership in the marketplace for Innovator.

The variant-laden pandemic environment the world has found itself in has brought several domestic challenges that have the potential to negatively impact wealth: labor shortages, supply chain struggles, inflation, high stock market valuations, volatility and rising interest rates, to name a few. Those seeking meaningful portfolio growth are now faced with increased risks, and those seeking to mitigate market risks and income (e.g., retirees) are struggling to find either in the bond markets.

From our perspective, these are the times Innovator was built for; and we think the market is recognizing this as well.

Broadly, 2021 witnessed the launch of 47 new outcome-based ETFs, pushing the category’s AUM higher by $3.5 billion. Today, the market for outcome based ETFs has grown to nearly 140 ETFs with nearly $9 billion in AUM. After bringing the world’s first Defined Outcome ETFsTM to market in 2018, I believe Innovator remains the leader in the space with 75 ETFs and nearly 60% of the total assets.

I’m also happy to report that once again Innovator Defined Outcome ETFsTM have performed as expected, mitigating volatile and falling markets and offering capped growth potential when markets were climbing higher. In fact, by the time 2021 comes to a close, Innovator anticipates that our fund suite will complete its 100th defined outcome period, more than any other ETF provider in the industry.

Letter to Shareholders (Unaudited) (Continued)

This year, in addition to rounding out its suite of international Buffer ETFsTM, Innovator also launched the first suite of Accelerated ETFsTM and the first Defined Outcome ETFsTM to offer quarterly outcome periods.

As we have reiterated to our shareholders throughout the year, Innovator Capital Management was established on an unwavering commitment to building products that deliver confidence to investors, even amidst uncertainty. We aim to continue to earn your trust in the years to come and look forward to continuing to work together to find and create innovative and valuable solutions to the investment challenges that lie ahead.

On behalf of all of us at Innovator, I want to thank you for your unwavering partnership and support of our mission to help you grow and protect your assets. May the Lord’s presence go before you throughout the New Year!

Bruce Bond

Chief Executive Officer

The views in this report were those of the Fund’s CEO as of October 31, 2021 and may not reflect his views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

Letter to Shareholders (Unaudited) (Continued)

The funds only seek to provide their investment objective, which is not guaranteed, over the course of an entire outcome period. Investors who purchase shares after or sell shares before the end of an outcome period will experience very different outcomes than the funds seek to provide.

The Funds have characteristics unlike many other traditional investment products and may not be suitable for all investors. For more information regarding whether an investment in the Fund is right for you, please see Investor Suitability" in the prospectus.

The Funds are designed to provide point-to-point exposure to the price return of a reference asset via a basket of Flex Options. As a result, the ETFs are not expected to move directly in line with the reference asset during the interim period. Additionally, FLEX Options may be less liquid than standard options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

Fund shareholders are subject to an upside return cap (Cap) that represents the maximum percentage return an investor can achieve from an investment in the funds' for the Outcome Period, before fees and expenses. If the Outcome Period has begun and the Fund has increased in value to a level near to the Cap, an investor purchasing at that price has little or no ability to achieve gains but remains vulnerable to downside risks. Additionally, the Cap may rise or fall from one Outcome Period to the next. The Cap, and the Fund's position relative to it, should be considered before investing in the Fund. The Funds' website, www.innovatoretfs.com, provides important Fund information as well information relating to the potential outcomes of an investment in a Fund on a daily basis.

Buffer ETFs: The Funds only seek to provide shareholders that hold shares for the entire Outcome Period with their respective buffer level against reference asset losses during the Outcome Period. You will bear all reference asset losses exceeding the buffer. Depending upon market conditions at the time of purchase, a shareholder that purchases shares after the Outcome Period has begun may also lose their entire investment. For instance, if the Outcome Period has begun and the Fund has decreased in value beyond the pre-determined buffer, an investor purchasing shares at that price may not benefit from the buffer. Similarly, if the Outcome Period has begun and the Fund has increased in value, an investor purchasing shares at that price may not benefit from the buffer until the Fund's value has decreased to its value at the commencement of the Outcome Period.

Letter to Shareholders (Unaudited) (Continued)

Accelerated ETFs: If the Outcome Period has begun and the Fund has experienced an accelerated return, an investor purchasing Shares at that price may be subject to losses that exceed any losses of the Underlying ETF for the remainder of the Outcome Period and may have diminished or no ability to experience further accelerated return, therefore exposing the investor to greater downside risks.

This material must be preceded by or accompanied with a prospectus. The Funds' investment objectives, risks, charges and expenses should be considered carefully before investing. The prospectus contains this and other important information, and it may be obtained at innovatoretfs.com. Read it carefully before investing.

Innovator ETFs are distributed by Foreside Fund Services, LLC.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - JANUARY

Fund Performance
October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator International Developed Power Buffer ETF - January from its inception (December 31, 2019) to October 31, 2021 as compared with the MSCI EAFE Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Since Inception (a)
Innovator International Developed Power Buffer ETF - January
NAV Return	13.47%	5.65%
Market Return	14.65%	5.80%
MSCI EAFE Index - Price Return	31.20%	7.74%
MSCI EAFE Index - Total Return	34.18%	10.29%

(a) Inception date is December 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.85%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - JANUARY

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI EAFE Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI EAFE Index - Price Return do not include the reinvestment of dividends, if any.

The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/IJAN.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - APRIL

Fund Performance
October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator International Developed Power Buffer ETF - April from its inception (March 31, 2021) to October 31, 2021 as compared with the MSCI EAFE Index - Price Return and Total Return.

Total Returns as of October 31, 2021
Since Inception (a)
Innovator International Developed Power Buffer ETF - April
NAV Return	3.88%
Market Return	4.32%
MSCI EAFE Index - Price Return	5.76%
MSCI EAFE Index - Total Return	7.28%

(a) Inception date is March 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.85%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - APRIL

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI EAFE Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI EAFE Index - Price Return do not include the reinvestment of dividends, if any.

The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/IAPR.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - JULY

Fund Performance

October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator International Developed Power Buffer ETF - July from its inception (June 28, 2019) to October 31, 2021 as compared with the MSCI EAFE Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Since Inception (a)
Innovator International Developed Power Buffer ETF - July
NAV Return	8.58%	3.41%
Market Return	8.93%	3.31%
MSCI EAFE Index - Price Return	31.20%	8.67%
MSCI EAFE Index - Total Return	34.18%	11.14%

(a) Inception date is June 28, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.86%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - JULY

Fund Performance

October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI EAFE Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI EAFE Index – Price Return do not include the reinvestment of dividends, if any.

The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/IJUL.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - OCTOBER

Fund Performance
October 31, 2021 (Unaudited)

Total Returns as of October 31, 2021
Since Inception (a)
Innovator International Developed Power Buffer ETF - October
NAV Return	1.72%
Market Return	1.77%
MSCI EAFE Index - Price Return	2.38%
MSCI EAFE Index - Total Return	2.46%

(a) Inception date is September 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.85%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - OCTOBER

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI EAFE Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI EAFE Index - Price Return do not include the reinvestment of dividends, if any.

The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/IOCT.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF - JANUARY

Fund Performance
October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Emerging Markets Power Buffer ETF - January from its inception (December 31, 2019) to October 31, 2021 as compared with the MSCI Emerging Markets Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Since Inception (a)
Innovator Emerging Markets Power Buffer ETF - January
NAV Return	9.87%	6.24%
Market Return	10.21%	6.32%
MSCI Emerging Markets Index - Price Return	14.62%	7.12%
MSCI Emerging Markets Index - Total Return	16.96%	9.43%

(a) Inception date is December 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.89%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF - JANUARY

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI Emerging Markets Index - Total Return  include the reinvestment of all dividends, if any. Returns shown for the MSCI Emerging Markets Index - Price Return do not include the reinvestment of dividends, if any.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/EJAN.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF - APRIL

Fund Performance
October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Emerging Markets Power Buffer ETF - April from its inception (March 31, 2021) to October 31, 2021 as compared with the MSCI Emerging Markets Index - Price Return and Total Return.

Total Returns as of October 31, 2021
Since Inception (a)
Innovator Emerging Markets Power Buffer ETF - April
NAV Return	-0.84%
Market Return	-0.81%
MSCI Emerging Markets Index - Price Return	-3.93%
MSCI Emerging Markets Index - Total Return	-2.50%

(a) Inception date is March 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.89%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF - APRIL

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI Emerging Markets Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI Emerging Markets Index - Price Return do not include the reinvestment of dividends, if any.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of emerging markets.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/EAPR.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF - JULY

Fund Performance

October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Emerging Markets Power Buffer ETF - July from its inception (June 28, 2019) to October 31, 2021 as compared with the MSCI Emerging Markets Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Since Inception (a)
Innovator Emerging Markets Power Buffer ETF - July
NAV Return	0.68%	1.11%
Market Return	1.70%	1.33%
MSCI Emerging Markets Index - Price Return	14.62%	8.06%
MSCI Emerging Markets Index - Total Return	16.96%	10.50%

(a) Inception date is June 28, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.90%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF - JULY

Fund Performance

October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI Emerging Markets Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI Emerging Markets Index – Price Return do not include the reinvestment of dividends, if any.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/EJUL.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF - OCTOBER

Fund Performance
October 31, 2021 (Unaudited)

Total Returns as of October 31, 2021
Since Inception (a)
Innovator Emerging Markets Power Buffer ETF - October
NAV Return	0.98%
Market Return	1.09%
MSCI Emerging Markets Index - Price Return	0.93%
MSCI Emerging Markets Index - Total Return	0.99%

(a) Inception date is September 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.89%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF - OCTOBER

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI Emerging Markets Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI Emerging Markets Index - Price Return do not include the reinvestment of dividends, if any.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of emerging markets.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/EOCT.

INNOVATOR GROWTH-100 POWER BUFFER ETF – JANUARY

Fund Performance
October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Growth-100 Power Buffer ETF - January from its inception (December 31, 2019) to October 31, 2021 as compared with the NASDAQ-100 Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Since Inception (a)
Innovator Growth-100 Power Buffer ETF - January
NAV Return	12.36%	10.65%
Market Return	12.41%	10.56%
NASDAQ-100 Index - Price Return	43.40%	38.37%
NASDAQ-100 Index - Total Return	44.43%	39.45%

(a) Inception date is December 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR GROWTH-100 POWER BUFFER ETF – JANUARY

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/NJAN.

INNOVATOR GROWTH-100 POWER BUFFER ETF – APRIL

Fund Performance
October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Growth-100 Power Buffer ETF - April from its inception (March 31, 2020) to October 31, 2021 as compared with the NASDAQ-100 Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Since Inception (a)
Innovator Growth-100 Power Buffer ETF - April
NAV Return	9.87%	13.78%
Market Return	10.05%	13.79%
NASDAQ-100 Index - Price Return	43.40%	56.19%
NASDAQ-100 Index - Total Return	44.43%	57.35%

(a) Inception date is March 31, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR GROWTH-100 POWER BUFFER ETF – APRIL

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/NAPR.

INNOVATOR GROWTH-100 POWER BUFFER ETF – JULY

Fund Performance
October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Growth-100 Power Buffer ETF - July from its inception (June 30, 2020) to October 31, 2021 as compared with the NASDAQ-100 Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Since Inception (a)
Innovator Growth-100 Power Buffer ETF - July
NAV Return	12.83%	12.64%
Market Return	13.52%	12.77%
NASDAQ-100 Index - Price Return	43.40%	39.50%
NASDAQ-100 Index - Total Return	44.43%	40.47%

(a) Inception date is June 30, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR GROWTH-100 POWER BUFFER ETF – JULY

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/NJUL.

INNOVATOR GROWTH-100 POWER BUFFER ETF – OCTOBER

Fund Performance
October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Growth-100 Power Buffer ETF - October from its inception (September 30, 2019) to October 31, 2021 as compared with the NASDAQ-100 Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Since Inception (a)
Innovator Growth-100 Power Buffer ETF - October
NAV Return	19.51%	13.66%
Market Return	20.25%	13.70%
NASDAQ-100 Index - Price Return	43.40%	40.95%
NASDAQ-100 Index - Total Return	44.43%	42.10%

(a) Inception date is September 30, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.81%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR GROWTH-100 POWER BUFFER ETF – OCTOBER

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/NOCT.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF – JANUARY

Fund Performance
October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Small Cap Power Buffer ETF - January from its inception (December 31, 2019) to October 31, 2021 as compared with the Russell 2000 Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Since Inception (a)
Innovator U.S. Small Cap Power Buffer ETF - January
NAV Return	21.31%	9.92%
Market Return	21.45%	9.82%
Russell 2000 Index - Price Return	49.32%	19.03%
Russell 2000 Index - Total Return	50.80%	20.39%

(a) Inception date is December 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF – JANUARY

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and Russell 2000 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the Russell 2000 Index - Price Return do not include the reinvestment of dividends, if any.

The Russell 2000 Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000 Index. The Russell 2000 Price Index measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2000 Price Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by FTSE Russell.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/KJAN.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF – APRIL

Fund Performance
October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Small Cap Power Buffer ETF - April from its inception (March 31, 2020) to October 31, 2021 as compared with the Russell 2000 Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Since Inception (a)
Innovator U.S. Small Cap Power Buffer ETF - April
NAV Return	7.04%	12.61%
Market Return	7.05%	12.62%
Russell 2000 Index - Price Return	49.32%	54.42%
Russell 2000 Index - Total Return	50.80%	56.07%

(a) Inception date is March 31, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF – APRIL

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and Russell 2000 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the Russell 2000 Index - Price Return do not include the reinvestment of dividends, if any.

The Russell 2000 Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000 Index. The Russell 2000 Price Index measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2000 Price Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by FTSE Russell.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/KAPR.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF – JULY

Fund Performance
October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Small Cap Power Buffer ETF - July from its inception (June 30, 2020) to October 31, 2021 as compared with the Russell 2000 Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Since Inception (a)
Innovator U.S. Small Cap Power Buffer ETF - July
NAV Return	11.64%	11.54%
Market Return	11.33%	11.42%
Russell 2000 Index - Price Return	49.32%	41.71%
Russell 2000 Index - Total Return	50.80%	43.16%

(a) Inception date is June 30, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF – JULY

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and Russell 2000 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the Russell 2000 Index - Price Return do not include the reinvestment of dividends, if any.

The Russell 2000 Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000 Index. The Russell 2000 Price Index measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2000 Price Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by FTSE Russell.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/KJUL.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF – OCTOBER

Fund Performance
October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Small Cap Power Buffer ETF - October from its inception (September 30, 2019) to October 31, 2021 as compared with the Russell 2000 Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Since Inception (a)
Innovator U.S. Small Cap Power Buffer ETF- October
NAV Return	14.79%	6.63%
Market Return	14.17%	6.45%
Russell 2000 Index - Price Return	49.32%	21.78%
Russell 2000 Index - Total Return	50.80%	23.22%

(a) Inception date is September 30, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF – OCTOBER

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and Russell 2000 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the Russell 2000 Index - Price Return do not include the reinvestment of dividends, if any.

The Russell 2000 Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000 Index. The Russell 2000 Price Index measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2000 Price Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by FTSE Russell.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/KOCT.

INNOVATOR DOUBLE STACKER ETF – JANUARY

Fund Performance
October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Double Stacker ETF - January from its inception (December 31, 2020) to October 31, 2021 as compared with the S&P 500® Index - Total Return, S&P 500® Index - Price Return and NASDAQ-100 Index - Total Return.

Total Returns as of October 31, 2021
Since Inception (a)
Innovator Double Stacker ETF - January
NAV Return	17.04%
Market Return	17.45%
S&P 500® Index - Price Return	22.61%
S&P 500® Index - Total Return	24.04%
NASDAQ-100 Index - Total Return	23.68%

(a) Inception date is December 31, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR DOUBLE STACKER ETF – JANUARY

Fund Performance
October 31, 2021 (Unaudited)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, S&P 500® Index - Total Return and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/DSJA.

INNOVATOR DOUBLE STACKER ETF – OCTOBER

Fund Performance
October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Double Stacker ETF - October from its inception (September 30, 2020) to October 31, 2021 as compared with the S&P 500® Index - Total Return, S&P 500® Index - Price Return and NASDAQ-100 Index - Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Since Inception (a)
Innovator Double Stacker ETF - October
NAV Return	31.36%	25.67%
Market Return	31.51%	25.70%
S&P 500® Index - Price Return	40.84%	33.61%
S&P 500® Index - Total Return	42.91%	35.56%
NASDAQ-100 Index - Total Return	44.43%	36.24%

(a) Inception date is September 30, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.80%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR DOUBLE STACKER ETF – OCTOBER

Fund Performance
October 31, 2021 (Unaudited)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, S&P 500® Index - Total Return and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/DSOC.

INNOVATOR TRIPLE STACKER ETF – JANUARY

Fund Performance
October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Triple Stacker ETF - January from its inception (December 31, 2020) to October 31, 2021 as compared with the S&P 500® Index - Total Return, S&P 500® Index - Price Return, NASDAQ-100 Index - Total Return and Russell 2000 Index - Total Return.

Total Returns as of October 31, 2021
Since Inception (a)
Innovator Triple Stacker ETF - January
NAV Return	15.68%
Market Return	16.01%
S&P 500® Index - Price Return	22.61%
S&P 500® Index - Total Return	24.04%
NASDAQ-100 Index - Total Return	23.68%
Russell 2000 Index - Total Return	17.19%

(a) Inception date is December 31, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR TRIPLE STACKER ETF – JANUARY

Fund Performance
October 31, 2021 (Unaudited)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, S&P 500® Index - Total Return, NASDAQ-100 Index - Total Return and Russell 2000 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Russell 2000 Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000 Index. The Russell 2000 Price Index measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2000 Price Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by FTSE Russell.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/TSJA.

INNOVATOR TRIPLE STACKER ETF – OCTOBER

Fund Performance
October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Triple Stacker ETF - October from its inception (September 30, 2020) to October 31, 2021 as compared with the S&P 500® Index - Total Return, S&P 500® Index - Price Return, NASDAQ-100 Index - Total Return and Russell 2000 Index - Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Since Inception (a)
Innovator Triple Stacker ETF - October
NAV Return	27.25%	22.79%
Market Return	27.52%	22.99%
S&P 500® Index - Price Return	40.84%	33.61%
S&P 500® Index - Total Return	42.91%	35.56%
NASDAQ-100 Index - Total Return	44.43%	36.24%
Russell 2000 Index - Total Return	50.80%	48.85%

(a) Inception date is September 30, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR TRIPLE STACKER ETF – OCTOBER

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, S&P 500® Index - Total Return, NASDAQ-100 Index - Total Return and Russell 2000 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the  S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Russell 2000 Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000 Index. The Russell 2000 Price Index measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2000 Price Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by FTSE Russell.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/TSOC.

INNOVATOR DOUBLE STACKER 9 BUFFER ETF – JANUARY

Fund Performance
October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Double Stacker 9 Buffer ETF - January from its inception (December 31, 2020) to October 31, 2021 as compared with the S&P 500® Index - Total Return, S&P 500® Index - Price Return and NASDAQ-100 Index - Total Return.

Total Returns as of October 31, 2021
Since Inception (a)
Innovator Double Stacker 9 Buffer ETF - January
NAV Return	10.50%
Market Return	10.90%
S&P 500® Index - Price Return	22.61%
S&P 500® Index - Total Return	24.04%
NASDAQ-100 Index - Total Return	23.68%

(a) Inception date is December 31, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR DOUBLE STACKER 9 BUFFER ETF – JANUARY

Fund Performance
October 31, 2021 (Unaudited)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, S&P 500® Index - Total Return and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/DBJA.

INNOVATOR DOUBLE STACKER 9 BUFFER ETF – OCTOBER

Fund Performance
October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Double Stacker 9 Buffer ETF - October from its inception (September 30, 2020) to October 31, 2021 as compared with the S&P 500® Index - Total Return, S&P 500® Index - Price Return and NASDAQ-100 Index - Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Since Inception (a)
Innovator Double Stacker 9 Buffer ETF - October
NAV Return	19.14%	15.40%
Market Return	19.18%	15.67%
S&P 500® Index - Price Return	40.84%	33.61%
S&P 500® Index - Total Return	42.91%	35.56%
NASDAQ-100 Index - Total Return	44.43%	36.24%

(a) Inception date is September 30, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR DOUBLE STACKER 9 BUFFER ETF – OCTOBER

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, S&P 500® Index - Total Return and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/DBOC.

INNOVATOR U.S. EQUITY ACCELERATED ETF - APRIL

Fund Performance
October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated ETF - April from its inception (March 31, 2021) to October 31, 2021 as compared with the S&P 500® Index - Price Return and Total Return.

Total Returns as of October 31, 2021
Since Inception (a)
Innovator U.S. Equity Accelerated ETF - April
NAV Return	11.86%
Market Return	11.97%
S&P 500® Index - Price Return	15.92%
S&P 500® Index - Total Return	16.83%

(a) Inception date is March 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY ACCELERATED ETF - APRIL

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XDAP.

INNOVATOR U.S. EQUITY ACCELERATED ETF - JULY

Fund Performance
October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated ETF - July from its inception (June 30, 2021) to October 31, 2021 as compared with the S&P 500® Index - Price Return and Total Return.

Total Returns as of October 31, 2021
Since Inception (a)
Innovator U.S. Equity Accelerated ETF - July
NAV Return	5.98%
Market Return	6.28%
S&P 500® Index - Price Return	7.16%
S&P 500® Index - Total Return	7.63%

(a) Inception date is June 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY ACCELERATED ETF - JULY

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XDJL.

INNOVATOR U.S. EQUITY ACCELERATED ETF - OCTOBER

Fund Performance
October 31, 2021 (Unaudited)

Total Returns as of October 31, 2021
Since Inception (a)
Innovator U.S. Equity Accelerated ETF - October
NAV Return	5.11%
Market Return	5.25%
S&P 500® Index - Price Return	6.91%
S&P 500® Index - Total Return	7.01%

(a) Inception date is September 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY ACCELERATED ETF - OCTOBER

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XDOC.

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF - APRIL

Fund Performance
October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated Plus ETF - April from its inception (March 31, 2021) to October 31, 2021 as compared with the S&P 500® Index - Price Return and Total Return.

Total Returns as of October 31, 2021
Since Inception (a)
Innovator U.S. Equity Accelerated Plus ETF - April
NAV Return	11.11%
Market Return	11.51%
S&P 500® Index - Price Return	15.92%
S&P 500® Index - Total Return	16.83%

(a) Inception date is March 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF - APRIL

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XTAP.

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF - JULY

Fund Performance
October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated Plus ETF - July from its inception (June 30, 2021) to October 31, 2021 as compared with the S&P 500® Index - Price Return and Total Return.

Total Returns as of October 31, 2021
Since Inception (a)
Innovator U.S. Equity Accelerated Plus ETF - July
NAV Return	5.56%
Market Return	5.82%
S&P 500® Index - Price Return	7.16%
S&P 500® Index - Total Return	7.63%

(a) Inception date is June 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF - JULY

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XTJL.

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF - OCTOBER

Fund Performance
October 31, 2021 (Unaudited)

Total Returns as of October 31, 2021
Since Inception (a)
Innovator U.S. Equity Accelerated Plus ETF - October
NAV Return	5.20%
Market Return	5.17%
S&P 500® Index - Price Return	6.91%
S&P 500® Index - Total Return	7.01%

(a) Inception date is September 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF - OCTOBER

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XTOC.

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF - APRIL

Fund Performance
October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated 9 Buffer ETF - April from its inception (March 31, 2021) to October 31, 2021 as compared with the S&P 500® Index - Price Return and Total Return.

Total Returns as of October 31, 2021
Since Inception (a)
Innovator U.S. Equity Accelerated 9 Buffer ETF - April
NAV Return	6.77%
Market Return	6.94%
S&P 500® Index - Price Return	15.92%
S&P 500® Index - Total Return	16.83%

(a) Inception date is March 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF - APRIL

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XBAP.

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF - JULY

Fund Performance
October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated 9 Buffer ETF - July from its inception (June 30, 2021) to October 31, 2021 as compared with the S&P 500® Index - Price Return and Total Return.

Total Returns as of October 31, 2021
Since Inception (a)
Innovator U.S. Equity Accelerated 9 Buffer ETF - July
NAV Return	3.16%
Market Return	3.42%
S&P 500® Index - Price Return	7.16%
S&P 500® Index - Total Return	7.63%

(a) Inception date is June 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF - JULY

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XBJL.

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF - OCTOBER

Fund Performance
October 31, 2021 (Unaudited)

Total Returns as of October 31, 2021
Since Inception (a)
Innovator U.S. Equity Accelerated 9 Buffer ETF - October
NAV Return	3.03%
Market Return	3.35%
S&P 500® Index - Price Return	6.91%
S&P 500® Index - Total Return	7.01%

(a) Inception date is September 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF - OCTOBER

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XBOC.

INNOVATOR GROWTH ACCELERATED PLUS ETF - APRIL

Fund Performance
October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Growth Accelerated Plus ETF - April from its inception (March 31, 2021) to October 31, 2021 as compared with the NASDAQ-100 Index - Price Return and Total Return.

Total Returns as of October 31, 2021
Since Inception (a)
Innovator Growth Accelerated Plus ETF - April
NAV Return	15.66%
Market Return	15.91%
NASDAQ-100 Index - Price Return	21.08%
NASDAQ-100 Index - Total Return	21.54%

(a) Inception date is March 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR GROWTH ACCELERATED PLUS ETF - APRIL

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/QTAP.

INNOVATOR GROWTH ACCELERATED PLUS ETF - JULY

Fund Performance
October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Growth Accelerated Plus ETF - July from its inception (June 30, 2021) to October 31, 2021 as compared with the NASDAQ-100 Index - Price Return and Total Return.

Total Returns as of October 31, 2021
Since Inception (a)
Innovator Growth Accelerated Plus ETF - July
NAV Return	7.75%
Market Return	7.95%
NASDAQ-100 Index - Price Return	8.90%
NASDAQ-100 Index - Total Return	9.12%

(a) Inception date is June 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR GROWTH ACCELERATED PLUS ETF - JULY

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/QTJL.

INNOVATOR GROWTH ACCELERATED PLUS ETF - OCTOBER

Fund Performance
October 31, 2021 (Unaudited)

Total Returns as of October 31, 2021
Since Inception (a)
Innovator Growth Accelerated Plus ETF - October
NAV Return	5.69%
Market Return	5.90%
NASDAQ-100 Index - Price Return	7.90%
NASDAQ-100 Index - Total Return	7.94%

(a) Inception date is September 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR GROWTH ACCELERATED PLUS ETF - OCTOBER

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/QTOC.

INNOVATOR 20+ YEAR TREASURY BOND 9 BUFFER ETF – JULY

Fund Performance
October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator 20+ Year Treasury Bond 9 Buffer ETF - July from its inception (August 17, 2020) to October 31, 2021 as compared with the ICE U.S. Treasury 20+ Year Index - Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Since Inception (a)
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July
NAV Return	0.55%	-1.37%
Market Return	0.06%	-1.65%
ICE U.S. Treasury 20+ Year Index - Total Return	-5.50%	-7.07%

(a) Inception date is August 17, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR 20+ YEAR TREASURY BOND 9 BUFFER ETF – JULY

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and ICE U.S. Treasury 20+ Year Index - Total Return include the reinvestment of all dividends, if any.

The ICE U.S. Treasury 20+ Year Bond Index is market value weighted and is designed to include U.S. dollar denominated, fixed rate U.S. Treasury market securities with minimum term to maturity greater than or equal to twenty years.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/TBJL.

INNOVATOR 20+ YEAR TREASURY BOND 5 FLOOR ETF – QUARTERLY

Fund Performance
October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly from its inception (August 17, 2020) to October 31, 2021 as compared with the ICE U.S. Treasury 20+ Year Index - Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Since Inception (a)
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly
NAV Return	-2.87%	-3.84%
Market Return	-2.76%	-3.66%
ICE U.S. Treasury 20+ Year Index - Total Return	-5.50%	-7.07%

(a) Inception date is August 17, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.80%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR 20+ YEAR TREASURY BOND 5 FLOOR ETF – QUARTERLY

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and ICE U.S. Treasury 20+ Year Index - Total Return include the reinvestment of all dividends, if any.

The ICE U.S. Treasury 20+ Year Bond Index is market value weighted and is designed to include U.S. dollar denominated, fixed rate U.S. Treasury market securities with minimum term to maturity greater than or equal to twenty years.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/TFJL.

INNOVATOR DEFINED WEALTH SHIELD ETF

Fund Performance
October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Defined Wealth Shield ETF from its inception (June 30, 2021) to October 31, 2021 as compared with the S&P 500® Index - Price Return and Total Return.

Total Returns as of October 31, 2021
Since Inception (a)
Innovator Defined Wealth Shield ETF
NAV Return	0.65%
Market Return	0.68%
S&P 500® Index - Price Return	7.16%
S&P 500® Index - Total Return	7.63%

(a) Inception date is June 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.69%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR DEFINED WEALTH SHIELD ETF

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BALT.

INNOVATOR U.S. EQUITY ACCELERATED ETF – QUARTERLY

Fund Performance
October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated ETF - Quarterly from its inception (March 31, 2021) to October 31, 2021 as compared with the S&P 500® Index - Price Return and Total Return.

Total Returns as of October 31, 2021
Since Inception (a)
Innovator U.S. Equity Accelerated ETF - Quarterly
NAV Return	11.37%
Market Return	11.57%
S&P 500® Index - Price Return	15.92%
S&P 500® Index - Total Return	16.83%

(a) Inception date is March 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY ACCELERATED ETF – QUARTERLY

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XDSQ.

INNOVATOR GROWTH ACCELERATED ETF – QUARTERLY

Fund Performance
October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Growth Accelerated ETF - Quarterly from its inception (March 31, 2021) to October 31, 2021 as compared with the NASDAQ-100 Index - Price Return and Total Return.

Total Returns as of October 31, 2021
Since Inception (a)
Innovator Growth Accelerated ETF - Quarterly
NAV Return	17.02%
Market Return	17.06%
NASDAQ-100 Index - Price Return	21.08%
NASDAQ-100 Index - Total Return	21.54%

(a) Inception date is March 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR GROWTH ACCELERATED ETF – QUARTERLY

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XDQQ.

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended October 31, 2021 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees, and other Fund expenses; and (2) transaction costs, including brokerage commissions on the purchase and sale of Fund shares. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the respective period and held for the entire respective period to October 31, 2021 for each Fund.

Actual Expenses

The following table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period		Annualized Expense Ratio for the Period
Innovator International Developed Power Buffer ETF - January (NAV)	$1,000.00	$1,029.30	$4.35	(a)	0.85%
Innovator International Developed Power Buffer ETF - April (NAV)	1,000.00	1,026.30	4.34	(a)	0.85%
Innovator International Developed Power Buffer ETF - July (NAV)	1,000.00	1,007.60	4.30	(a)	0.85%
Innovator International Developed Power Buffer ETF - October (NAV)	1,000.00	1,017.20	0.73	(b)	0.85%
Innovator Emerging Markets Power Buffer ETF - January (NAV)	1,000.00	980.20	4.44	(a)	0.89%
Innovator Emerging Markets Power Buffer ETF - April (NAV)	1,000.00	986.00	4.46	(a)	0.89%
Innovator Emerging Markets Power Buffer ETF - July (NAV)	1,000.00	964.20	4.41	(a)	0.89%
Innovator Emerging Markets Power Buffer ETF - October (NAV)	1,000.00	1,009.80	0.76	(b)	0.89%
Innovator Growth-100 Power Buffer ETF - January (NAV)	1,000.00	1,057.90	4.10	(a)	0.79%
Innovator Growth-100 Power Buffer ETF - April (NAV)	1,000.00	1,049.70	4.08	(a)	0.79%
Innovator Growth-100 Power Buffer ETF - July (NAV)	1,000.00	1,037.20	4.06	(a)	0.79%
Innovator Growth-100 Power Buffer ETF - October (NAV)	1,000.00	1,061.00	4.10	(a)	0.79%
Innovator U.S. Small Cap Power Buffer ETF - January (NAV)	1,000.00	1,030.80	4.04	(a)	0.79%
Innovator U.S. Small Cap Power Buffer ETF - April (NAV)	1,000.00	1,021.70	4.03	(a)	0.79%
Innovator U.S. Small Cap Power Buffer ETF - July (NAV)	1,000.00	1,005.10	3.99	(a)	0.79%
Innovator U.S. Small Cap Power Buffer ETF - October (NAV)	1,000.00	1,034.70	4.05	(a)	0.79%
Innovator Double Stacker ETF - January (NAV)	1,000.00	1,075.30	4.13	(a)	0.79%
Innovator Double Stacker ETF - October (NAV)	1,000.00	1,089.20	4.16	(a)	0.79%
Innovator Triple Stacker ETF - January (NAV)	1,000.00	1,063.70	4.11	(a)	0.79%
Innovator Triple Stacker ETF - October (NAV)	1,000.00	1,068.40	4.12	(a)	0.79%
Innovator Double Stacker 9 Buffer ETF - January (NAV)	1,000.00	1,044.60	4.07	(a)	0.79%
Innovator Double Stacker 9 Buffer ETF - October (NAV)	1,000.00	1,049.80	4.08	(a)	0.79%
Innovator U.S. Equity Accelerated ETF - April (NAV)	1,000.00	1,076.50	4.13	(a)	0.79%
Innovator U.S. Equity Accelerated ETF - July (NAV)	1,000.00	1,059.80	2.74	(c)	0.79%
Innovator U.S. Equity Accelerated ETF - October (NAV)	1,000.00	1,051.10	0.69	(b)	0.79%
Innovator U.S. Equity Accelerated Plus ETF - April (NAV)	1,000.00	1,070.30	4.12	(a)	0.79%
Innovator U.S. Equity Accelerated Plus ETF - July (NAV)	1,000.00	1,055.60	2.74	(c)	0.79%
Innovator U.S. Equity Accelerated Plus ETF - October (NAV)	1,000.00	1,052.00	0.69	(b)	0.79%

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended October 31, 2021 (Unaudited) (Continued)

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period		Annualized Expense Ratio for the Period
Innovator U.S. Equity Accelerated 9 Buffer ETF - April (NAV)	1,000.00	1,045.70	4.07	(a)	0.79%
Innovator U.S. Equity Accelerated 9 Buffer ETF - July (NAV)	1,000.00	1,031.60	2.70	(c)	0.79%
Innovator U.S. Equity Accelerated 9 Buffer ETF - October (NAV)	1,000.00	1,030.30	0.68	(b)	0.79%
Innovator Growth Accelerated Plus ETF - April (NAV)	1,000.00	1,099.20	4.18	(a)	0.79%
Innovator Growth Accelerated Plus ETF - July (NAV)	1,000.00	1,077.50	2.77	(c)	0.79%
Innovator Growth Accelerated Plus ETF - October (NAV)	1,000.00	1,056.90	0.69	(b)	0.79%
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July (NAV)	1,000.00	1,061.30	4.10	(a)	0.79%
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly (NAV)	1,000.00	1,007.60	4.00	(a)	0.79%
Innovator Defined Wealth Shield ETF (NAV)	1,000.00	1,006.50	2.33	(c)	0.69%
Innovator U.S. Equity Accelerated ETF - Quarterly (NAV)	1,000.00	1,074.90	4.13	(a)	0.79%
Innovator Growth Accelerated ETF - Quarterly (NAV)	1,000.00	1,116.50	4.21	(a)	0.79%

(a) Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period).
(b) Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 31/365 (to reflect the period since the Fund's inception).
(c) Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 123/365 (to reflect the period since the Fund's inception).

Hypothetical Example for Comparison Purposes

The following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on the purchase and sale of Fund shares with respect to the Funds. Therefore, the table below is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended October 31, 2021 (Unaudited) (Continued)

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period (a)		Annualized Expense Ratio for the Period
Innovator International Developed Power Buffer ETF - January (NAV)	$1,000.00	$1,020.92	$4.33		0.85%
Innovator International Developed Power Buffer ETF - April (NAV)	1,000.00	1,020.92	4.33		0.85%
Innovator International Developed Power Buffer ETF - July (NAV)	1,000.00	1,020.92	4.33		0.85%
Innovator International Developed Power Buffer ETF - October (NAV)	1,000.00	1,020.92	4.33	(b)	0.85%
Innovator Emerging Markets Power Buffer ETF - January (NAV)	1,000.00	1,020.72	4.53		0.89%
Innovator Emerging Markets Power Buffer ETF - April (NAV)	1,000.00	1,020.72	4.53		0.89%
Innovator Emerging Markets Power Buffer ETF - July (NAV)	1,000.00	1,020.72	4.53		0.89%
Innovator Emerging Markets Power Buffer ETF - October (NAV)	1,000.00	1,020.72	4.53	(b)	0.89%
Innovator Growth-100 Power Buffer ETF - January (NAV)	1,000.00	1,021.22	4.02		0.79%
Innovator Growth-100 Power Buffer ETF - April (NAV)	1,000.00	1,021.22	4.02		0.79%
Innovator Growth-100 Power Buffer ETF - July (NAV)	1,000.00	1,021.22	4.02		0.79%
Innovator Growth-100 Power Buffer ETF - October (NAV)	1,000.00	1,021.22	4.02		0.79%
Innovator U.S. Small Cap Power Buffer ETF - January (NAV)	1,000.00	1,021.22	4.02		0.79%
Innovator U.S. Small Cap Power Buffer ETF - April (NAV)	1,000.00	1,021.22	4.02		0.79%
Innovator U.S. Small Cap Power Buffer ETF - July (NAV)	1,000.00	1,021.22	4.02		0.79%
Innovator U.S. Small Cap Power Buffer ETF - October (NAV)	1,000.00	1,021.22	4.02		0.79%
Innovator Double Stacker ETF - January (NAV)	1,000.00	1,021.22	4.02		0.79%
Innovator Double Stacker ETF - October (NAV)	1,000.00	1,021.22	4.02		0.79%
Innovator Triple Stacker ETF - January (NAV)	1,000.00	1,021.22	4.02		0.79%
Innovator Triple Stacker ETF - October (NAV)	1,000.00	1,021.22	4.02		0.79%
Innovator Double Stacker 9 Buffer ETF - January (NAV)	1,000.00	1,021.22	4.02		0.79%
Innovator Double Stacker 9 Buffer ETF - October (NAV)	1,000.00	1,021.22	4.02		0.79%
Innovator U.S. Equity Accelerated ETF - April (NAV)	1,000.00	1,021.22	4.02		0.79%
Innovator U.S. Equity Accelerated ETF - July (NAV)	1,000.00	1,021.22	4.02	(b)	0.79%
Innovator U.S. Equity Accelerated ETF - October (NAV)	1,000.00	1,021.22	4.02	(b)	0.79%
Innovator U.S. Equity Accelerated Plus ETF - April (NAV)	1,000.00	1,021.22	4.02		0.79%
Innovator U.S. Equity Accelerated Plus ETF - July (NAV)	1,000.00	1,021.22	4.02	(b)	0.79%
Innovator U.S. Equity Accelerated Plus ETF - October (NAV)	1,000.00	1,021.22	4.02	(b)	0.79%
Innovator U.S. Equity Accelerated 9 Buffer ETF - April (NAV)	1,000.00	1,021.22	4.02		0.79%
Innovator U.S. Equity Accelerated 9 Buffer ETF - July (NAV)	1,000.00	1,021.22	4.02	(b)	0.79%
Innovator U.S. Equity Accelerated 9 Buffer ETF - October (NAV)	1,000.00	1,021.22	4.02	(b)	0.79%
Innovator Growth Accelerated Plus ETF - April (NAV)	1,000.00	1,021.22	4.02		0.79%
Innovator Growth Accelerated Plus ETF - July (NAV)	1,000.00	1,021.22	4.02	(b)	0.79%
Innovator Growth Accelerated Plus ETF - October (NAV)	1,000.00	1,021.22	4.02	(b)	0.79%
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July (NAV)	1,000.00	1,021.22	4.02		0.79%
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly (NAV)	1,000.00	1,021.22	4.02		0.79%
Innovator Defined Wealth Shield ETF (NAV)	1,000.00	1,021.73	3.52	(b)	0.69%
Innovator U.S. Equity Accelerated ETF - Quarterly (NAV)	1,000.00	1,021.22	4.02		0.79%
Innovator Growth Accelerated ETF - Quarterly (NAV)	1,000.00	1,021.22	4.02		0.79%

(a)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period).
(b)	For comparative purposes only as the Fund was not in operation for the full six month period.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - JANUARY

Schedule of Investments

October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 103.03% (a)(b)
CALL OPTIONS - 102.49%
EFA iShares MSCI EAFE ETF, Expires 12/31/2021, Strike Price $0.58	7,439	$59,876,511	$58,883,381
			58,883,381
PUT OPTIONS - 0.54%
EFA iShares MSCI EAFE ETF, Expires 12/31/2021, Strike Price $72.96	7,439	59,876,511	309,438
			309,438
TOTAL PURCHASED OPTIONS (Cost $57,338,251)			59,192,819

SHORT TERM INVESTMENTS - 0.21%	Principal Amount
Money Market Deposit Account - 0.21%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$119,190		119,190
TOTAL SHORT TERM INVESTMENTS (Cost $119,190)			119,190

Total Investments (Cost $57,457,441) - 103.24%			59,312,009
Liabilities in Excess of Other Assets - (3.24)%			(1,862,415)
TOTAL NET ASSETS - 100.00%			$57,449,594

Asset Type	% of Net Assets
Purchased Options	103.03%
Short Term Investments	0.21
Total Investments	103.24
Liabilities in Excess of Other Assets	(3.24)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - JANUARY

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
EFA iShares MSCI EAFE ETF	12/31/2021	$79.40	7,439	$(59,876,511)	$(1,688,236)
					(1,688,236)
Put Options
EFA iShares MSCI EAFE ETF	12/31/2021	62.02	7,439	(59,876,511)	(120,008)
					(120,008)
Total Options Written (Premiums Received $3,426,249)					$(1,808,244)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - APRIL

Schedule of Investments
October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 102.38% (a)(b)
CALL OPTIONS - 100.26%
EFA iShares MSCI EAFE ETF, Expires 3/31/2022, Strike Price $0.61	2,540	$20,444,460	$20,097,639
			20,097,639
PUT OPTIONS - 2.12%
EFA iShares MSCI EAFE ETF, Expires 3/31/2022, Strike Price $75.87	2,540	20,444,460	425,316
			425,316
TOTAL PURCHASED OPTIONS (Cost $20,347,455)			20,522,955

SHORT TERM INVESTMENTS - 0.40%	Principal Amount
Money Market Deposit Account - 0.40%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$80,726		80,726
TOTAL SHORT TERM INVESTMENTS (Cost $80,726)			80,726

Total Investments (Cost $20,428,181) - 102.78%			20,603,681
Liabilities in Excess of Other Assets - (2.78)%			(556,878)
TOTAL NET ASSETS - 100.00%			$20,046,803

Asset Type	% of Net Assets
Purchased Options	102.38%
Short Term Investments	0.40
Total Investments	102.78
Liabilities in Excess of Other Assets	(2.78)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - APRIL

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
EFA iShares MSCI EAFE ETF	3/31/2022	$83.08	2,540	$(20,444,460)	$(383,495)
					(383,495)
Put Options
EFA iShares MSCI EAFE ETF	3/31/2022	64.49	2,540	(20,444,460)	(159,009)
					(159,009)
Total Options Written (Premiums Received $1,035,571)					$(542,504)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - JULY

Schedule of Investments
October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 103.13% (a)(b)
CALL OPTIONS - 97.73%
EFA iShares MSCI EAFE ETF, Expires 6/30/2022, Strike Price $0.63	7,040	$56,664,960	$54,867,564
			54,867,564
PUT OPTIONS - 5.40%
EFA iShares MSCI EAFE ETF, Expires 6/30/2022, Strike Price $78.88	7,040	56,664,960	3,029,055
			3,029,055
TOTAL PURCHASED OPTIONS (Cost $57,782,419)			57,896,619

SHORT TERM INVESTMENTS - 0.59%	Principal Amount
Money Market Deposit Account - 0.59%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$332,830		332,830
TOTAL SHORT TERM INVESTMENTS (Cost $332,830)			332,830

Total Investments (Cost $58,115,249) - 103.72%			58,229,449
Liabilities in Excess of Other Assets - (3.72)%			(2,088,750)
TOTAL NET ASSETS - 100.00%			$56,140,699

Asset Type	% of Net Assets
Purchased Options	103.13%
Short Term Investments	0.59
Total Investments	103.72
Liabilities in Excess of Other Assets	(3.72)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - JULY

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
EFA iShares MSCI EAFE ETF	6/30/2022	$84.22	7,040	$(56,664,960)	$(1,103,130)
					(1,103,130)
Put Options
EFA iShares MSCI EAFE ETF	6/30/2022	67.05	7,040	(56,664,960)	(945,693)
					(945,693)
Total Options Written (Premiums Received $2,843,569)					$(2,048,823)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - OCTOBER

Schedule of Investments
October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 103.74% (a)(b)
CALL OPTIONS - 98.24%
EFA iShares MSCI EAFE ETF, Expires 9/30/2022, Strike Price $0.62	1,200	$9,658,800	$9,357,553
			9,357,553
PUT OPTIONS - 5.50%
EFA iShares MSCI EAFE ETF, Expires 9/30/2022, Strike Price $78.01	1,200	9,658,800	523,980
			523,980
TOTAL PURCHASED OPTIONS (Cost $9,776,791)			9,881,533

SHORT TERM INVESTMENTS - 0.74%	Principal Amount
Money Market Deposit Account - 0.74%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$70,536		70,536
TOTAL SHORT TERM INVESTMENTS (Cost $70,536)			70,536

Total Investments (Cost $9,847,327) - 104.48%			9,952,069
Liabilities in Excess of Other Assets - (4.48)%			(426,954)
TOTAL NET ASSETS - 100.00%			$9,525,115

Asset Type	% of Net Assets
Purchased Options	103.74%
Short Term Investments	0.74
Total Investments	104.48
Liabilities in Excess of Other Assets	(4.48)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - OCTOBER

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
EFA iShares MSCI EAFE ETF	9/30/2022	$85.81	1,200	$(9,658,800)	$(227,826)
					(227,826)
Put Options
EFA iShares MSCI EAFE ETF	9/30/2022	66.31	1,200	(9,658,800)	(194,240)
					(194,240)
Total Options Written (Premiums Received $486,369)					$(422,066)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF – JANUARY

Schedule of Investments
October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 100.55% (a)(b)
CALL OPTIONS - 96.31%
EEM iShares MSCI Emerging Markets ETF, Expires 12/31/2021, Strike Price $0.41	20,530	$104,538,760	$102,399,294
			102,399,294
PUT OPTIONS - 4.24%
EEM iShares MSCI Emerging Markets ETF, Expires 12/31/2021, Strike Price $51.67	20,530	104,538,760	4,502,376
			4,502,376
TOTAL PURCHASED OPTIONS (Cost $114,459,657)			106,901,670

SHORT TERM INVESTMENTS - 0.23%	Principal Amount
Money Market Deposit Account - 0.23%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$242,711		242,711
TOTAL SHORT TERM INVESTMENTS (Cost $242,711)			242,711

Total Investments (Cost $114,702,368) - 100.78%			107,144,381
Liabilities in Excess of Other Assets - (0.78)%			(824,697)
TOTAL NET ASSETS - 100.00%			$106,319,684

Asset Type	% of Net Assets
Purchased Options	100.55%
Short Term Investments	0.23
Total Investments	100.78
Liabilities in Excess of Other Assets	(0.78)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF – JANUARY

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
EEM iShares MSCI Emerging Markets ETF	12/31/2021	$57.02	20,530	$(104,538,760)	$(158,443)
					(158,443)
Put Options
EEM iShares MSCI Emerging Markets ETF	12/31/2021	43.92	20,530	(104,538,760)	(566,215)
					(566,215)
Total Options Written (Premiums Received $8,163,288)					$(724,658)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF – APRIL

Schedule of Investments
October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 102.08% (a)(b)
CALL OPTIONS - 94.10%
EEM iShares MSCI Emerging Markets ETF, Expires 3/31/2022, Strike Price $0.43	6,423	$32,705,916	$32,023,558
			32,023,558
PUT OPTIONS - 7.98%
EEM iShares MSCI Emerging Markets ETF, Expires 3/31/2022, Strike Price $53.34	6,423	32,705,916	2,713,824
			2,713,824
TOTAL PURCHASED OPTIONS (Cost $36,157,920)			34,737,382

SHORT TERM INVESTMENTS - 0.41%	Principal Amount
Money Market Deposit Account - 0.41%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$140,337		140,337
TOTAL SHORT TERM INVESTMENTS (Cost $140,337)			140,337

Total Investments (Cost $36,298,257) - 102.49%			34,877,719
Liabilities in Excess of Other Assets - (2.49)%			(846,727)
TOTAL NET ASSETS - 100.00%			$34,030,992

Asset Type	% of Net Assets
Purchased Options	102.08%
Short Term Investments	0.41
Total Investments	102.49
Liabilities in Excess of Other Assets	(2.49)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF – APRIL

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
EEM iShares MSCI Emerging Markets ETF	3/31/2022	$60.27	6,423	$(32,705,916)	$(92,375)
					(92,375)
Put Options
EEM iShares MSCI Emerging Markets ETF	3/31/2022	45.34	6,423	(32,705,916)	(729,365)
					(729,365)
Total Options Written (Premiums Received $1,958,023)					$(821,740)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF – JULY

Schedule of Investments
October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 104.93% (a)(b)
CALL OPTIONS - 93.02%
EEM iShares MSCI Emerging Markets ETF, Expires 6/30/2022, Strike Price $0.44	7,762	$39,524,104	$38,357,387
			38,357,387
PUT OPTIONS - 11.91%
EEM iShares MSCI Emerging Markets ETF, Expires 6/30/2022, Strike Price $55.15	7,762	39,524,104	4,912,262
			4,912,262
TOTAL PURCHASED OPTIONS (Cost $44,844,754)			43,269,649

SHORT TERM INVESTMENTS - 0.59%	Principal Amount
Money Market Deposit Account - 0.59%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$244,662		244,662
TOTAL SHORT TERM INVESTMENTS (Cost $244,662)			244,662

Total Investments (Cost $45,089,416) - 105.52%			43,514,311
Liabilities in Excess of Other Assets - (5.52)%			(2,277,185)
TOTAL NET ASSETS - 100.00%			$41,237,126

Asset Type	% of Net Assets
Purchased Options	104.93%
Short Term Investments	0.59
Total Investments	105.52
Liabilities in Excess of Other Assets	(5.52)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF – JULY

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
EEM iShares MSCI Emerging Markets ETF	6/30/2022	$59.99	7,762	$(39,524,104)	$(377,515)
					(377,515)
Put Options
EEM iShares MSCI Emerging Markets ETF	6/30/2022	46.88	7,762	(39,524,104)	(1,869,117)
					(1,869,117)
Total Options Written (Premiums Received $2,866,446)					$(2,246,632)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF – OCTOBER

Schedule of Investments
October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 105.71% (a)(b)
CALL OPTIONS - 97.12%
EEM iShares MSCI Emerging Markets ETF, Expires 9/30/2022, Strike Price $0.40	991	$5,046,172	$4,901,291
			4,901,291
PUT OPTIONS - 8.59%
EEM iShares MSCI Emerging Markets ETF, Expires 9/30/2022, Strike Price $50.38	991	5,046,172	433,782
			433,782
TOTAL PURCHASED OPTIONS (Cost $5,346,937)			5,335,073

SHORT TERM INVESTMENTS - 0.80%	Principal Amount
Money Market Deposit Account - 0.80%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$40,375		40,375
TOTAL SHORT TERM INVESTMENTS (Cost $40,375)			40,375

Total Investments (Cost $5,387,312) - 106.51%			5,375,448
Liabilities in Excess of Other Assets - (6.51)%			(328,701)
TOTAL NET ASSETS - 100.00%			$5,046,747

Asset Type	% of Net Assets
Purchased Options	105.71%
Short Term Investments	0.80
Total Investments	106.51
Liabilities in Excess of Other Assets	(6.51)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF – OCTOBER

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
EEM iShares MSCI Emerging Markets ETF	9/30/2022	$57.38	991	$(5,046,172)	$(136,090)
					(136,090)
Put Options
EEM iShares MSCI Emerging Markets ETF	9/30/2022	42.82	991	(5,046,172)	(190,035)
					(190,035)
Total Options Written (Premiums Received $373,010)					$(326,125)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH-100 POWER BUFFER ETF – JANUARY

Schedule of Investments
October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 110.55% (a)(b)
CALL OPTIONS - 110.23%
QQQ Invesco QQQ Trust Series 1, Expires 12/31/2021, Strike Price $2.51	2,513	$97,029,443	$96,228,528
			96,228,528
PUT OPTIONS - 0.32%
QQQ Invesco QQQ Trust Series 1, Expires 12/31/2021, Strike Price $313.74	2,513	97,029,443	283,732
			283,732
TOTAL PURCHASED OPTIONS (Cost $84,959,692)			96,512,260

SHORT TERM INVESTMENTS - 0.19%	Principal Amount
Money Market Deposit Account- 0.19%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$163,025		163,025
TOTAL SHORT TERM INVESTMENTS (Cost $163,025)			163,025

Total Investments (Cost $85,122,717) - 110.74%			96,675,285
Liabilities in Excess of Other Assets - (10.74)%			(9,378,134)
TOTAL NET ASSETS - 100.00%			$87,297,151

Asset Type	% of Net Assets
Purchased Options	110.55%
Short Term Investments	0.19
Total Investments	110.74
Liabilities in Excess of Other Assets	(10.74)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH-100 POWER BUFFER ETF – JANUARY

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Invesco QQQ Trust Series 1	12/31/2021	$353.30	2,513	$(97,029,443)	$(9,238,743)
					(9,238,743)
Put Options
QQQ Invesco QQQ Trust Series 1	12/31/2021	266.68	2,513	(97,029,443)	(79,332)
					(79,332)
Total Options Written (Premiums Received $8,032,490)					$(9,318,075)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH-100 POWER BUFFER ETF – APRIL

Schedule of Investments
October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 113.11% (a)(b)
CALL OPTIONS - 111.56%
QQQ Invesco QQQ Trust Series 1, Expires 3/31/2022, Strike Price $2.55	1,204	$46,487,644	$46,021,880
			46,021,880
PUT OPTIONS - 1.55%
QQQ Invesco QQQ Trust Series 1, Expires 3/31/2022, Strike Price $319.13	1,204	46,487,644	639,716
			639,716
TOTAL PURCHASED OPTIONS (Cost $41,674,769)			46,661,596

SHORT TERM INVESTMENTS - 0.44%	Principal Amount
Money Market Deposit Account- 0.44%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$183,163		183,163
TOTAL SHORT TERM INVESTMENTS (Cost $183,163)			183,163

Total Investments (Cost $41,857,932) - 113.55%			46,844,759
Liabilities in Excess of Other Assets - (13.55)%			(5,591,078)
TOTAL NET ASSETS - 100.00%			$41,253,681

Asset Type	% of Net Assets
Purchased Options	113.11%
Short Term Investments	0.44
Total Investments	113.55
Liabilities in Excess of Other Assets	(13.55)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH-100 POWER BUFFER ETF – APRIL

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Invesco QQQ Trust Series 1	3/31/2022	$352.26	1,204	$(46,487,644)	$(5,327,096)
					(5,327,096)
Put Options
QQQ Invesco QQQ Trust Series 1	3/31/2022	271.26	1,204	(46,487,644)	(236,155)
					(236,155)
Total Options Written (Premiums Received $3,556,609)					$(5,563,251)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH-100 POWER BUFFER ETF – JULY

Schedule of Investments
October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 108.75% (a)(b)
CALL OPTIONS - 104.20%
QQQ Invesco QQQ Trust Series 1, Expires 6/30/2022, Strike Price $2.84	1,530	$59,074,830	$58,337,375
			58,337,375
PUT OPTIONS - 4.55%
QQQ Invesco QQQ Trust Series 1, Expires 6/30/2022, Strike Price $354.45	1,530	59,074,830	2,550,261
			2,550,261
TOTAL PURCHASED OPTIONS (Cost $58,427,078)			60,887,636

SHORT TERM INVESTMENTS - 0.55%	Principal Amount
Money Market Deposit Account- 0.55%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$307,012		307,012
TOTAL SHORT TERM INVESTMENTS (Cost $307,012)			307,012

Total Investments (Cost $58,734,090) - 109.30%			61,194,648
Liabilities in Excess of Other Assets - (9.30)%			(5,208,473)
TOTAL NET ASSETS - 100.00%			$55,986,175

Asset Type	% of Net Assets
Purchased Options	108.75%
Short Term Investments	0.55
Total Investments	109.30
Liabilities in Excess of Other Assets	(9.30)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH-100 POWER BUFFER ETF – JULY

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Invesco QQQ Trust Series 1	6/30/2022	$386.39	1,530	$(59,074,830)	$(4,113,666)
					(4,113,666)
Put Options
QQQ Invesco QQQ Trust Series 1	6/30/2022	301.28	1,530	(59,074,830)	(1,057,374)
					(1,057,374)
Total Options Written (Premiums Received $4,541,683)					$(5,171,040)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH-100 POWER BUFFER ETF – OCTOBER

Schedule of Investments
October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 109.62% (a)(b)
CALL OPTIONS - 103.50%
QQQ Invesco QQQ Trust Series 1, Expires 9/30/2022, Strike Price $2.86	2,119	$81,816,709	$80,654,637
			80,654,637
PUT OPTIONS - 6.12%
QQQ Invesco QQQ Trust Series 1, Expires 9/30/2022, Strike Price $357.53	2,119	81,816,709	4,766,696
			4,766,696
TOTAL PURCHASED OPTIONS (Cost $82,107,741)			85,421,333

SHORT TERM INVESTMENTS - 0.78%	Principal Amount
Money Market Deposit Account- 0.78%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$608,472		608,472
TOTAL SHORT TERM INVESTMENTS (Cost $608,472)			608,472

Total Investments (Cost $82,716,213) - 110.40%			86,029,805
Liabilities in Excess of Other Assets - (10.40)%			(8,101,310)
TOTAL NET ASSETS - 100.00%			$77,928,495

Asset Type	% of Net Assets
Purchased Options	109.62%
Short Term Investments	0.78
Total Investments	110.40
Liabilities in Excess of Other Assets	(10.40)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH-100 POWER BUFFER ETF – OCTOBER

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Invesco QQQ Trust Series 1	9/30/2022	$395.64	2,119	$(81,816,709)	$(5,840,801)
					(5,840,801)
Put Options
QQQ Invesco QQQ Trust Series 1	9/30/2022	303.90	2,119	(81,816,709)	(2,213,357)
					(2,213,357)
Total Options Written (Premiums Received $6,791,550)					$(8,054,158)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - JANUARY

Schedule of Investments
October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 105.55% (a)(b)
CALL OPTIONS - 104.91%
IWM iShares Russell 2000 ETF, Expires 12/31/2021, Strike Price $1.57	3,945	$89,965,725	$89,128,240
			89,128,240
PUT OPTIONS - 0.64%
IWM iShares Russell 2000 ETF, Expires 12/31/2021, Strike Price $196.06	3,945	89,965,725	543,621
			543,621
TOTAL PURCHASED OPTIONS (Cost $82,580,261)			89,671,861

SHORT TERM INVESTMENTS - 0.19%	Principal Amount
Money Market Deposit Account - 0.19%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$162,903		162,903
TOTAL SHORT TERM INVESTMENTS (Cost $162,903)			162,903

Total Investments (Cost $82,743,164) - 105.74%			89,834,764
Liabilities in Excess of Other Assets - (5.74)%			(4,876,422)
TOTAL NET ASSETS - 100.00%			$84,958,342

Asset Type	% of Net Assets
Purchased Options	105.55%
Short Term Investments	0.19
Total Investments	105.74
Liabilities in Excess of Other Assets	(5.74)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - JANUARY

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
IWM iShares Russell 2000 ETF	12/31/2021	$221.06	3,945	$(89,965,725)	$(4,675,377)
					(4,675,377)
Put Options
IWM iShares Russell 2000 ETF	12/31/2021	166.65	3,945	(89,965,725)	(142,604)
					(142,604)
Total Options Written (Premiums Received $9,019,719)					$(4,817,981)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - APRIL

Schedule of Investments
October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 103.11% (a)(b)
CALL OPTIONS - 98.79%
IWM iShares Russell 2000 ETF, Expires 3/31/2022, Strike Price $1.77	3,725	$84,948,625	$83,848,677
			83,848,677
PUT OPTIONS - 4.32%
IWM iShares Russell 2000 ETF, Expires 3/31/2022, Strike Price $220.94	3,725	84,948,625	3,671,220
			3,671,220
TOTAL PURCHASED OPTIONS (Cost $88,101,139)			87,519,897

SHORT TERM INVESTMENTS - 0.39%	Principal Amount
Money Market Deposit Account - 0.39%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$329,177		329,177
			329,177
Money Market Funds - 0.00% (d)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 0.010% (e)	4		4
			4
TOTAL SHORT TERM INVESTMENTS (Cost $329,181)			329,181

Total Investments (Cost $88,430,320) - 103.50%			87,849,078
Liabilities in Excess of Other Assets - (3.50)%			(2,973,426)
TOTAL NET ASSETS - 100.00%			$84,875,652

Asset Type	% of Net Assets
Purchased Options	103.11%
Short Term Investments	0.39
Total Investments	103.50
Liabilities in Excess of Other Assets	(3.50)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

(d)	Less than 0.005%.
(e)	Represents annualized seven-day yield as of the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - APRIL

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
IWM iShares Russell 2000 ETF	3/31/2022	$245.57	3,725	$(84,948,625)	$(1,726,703)
					(1,726,703)
Put Options
IWM iShares Russell 2000 ETF	3/31/2022	187.80	3,725	(84,948,625)	(1,191,742)
					(1,191,742)
Total Options Written (Premiums Received $6,673,610)					$(2,918,445)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - JULY

Schedule of Investments
October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 104.93% (a)(b)
CALL OPTIONS - 97.43%
IWM iShares Russell 2000 ETF, Expires 6/30/2022, Strike Price $1.83	3,214	$73,295,270	$72,176,452
			72,176,452
PUT OPTIONS - 7.50%
IWM iShares Russell 2000 ETF, Expires 6/30/2022, Strike Price $229.37	3,214	73,295,270	5,558,404
			5,558,404
TOTAL PURCHASED OPTIONS (Cost $78,066,424)			77,734,856

SHORT TERM INVESTMENTS - 0.58%	Principal Amount
Money Market Deposit Account - 0.58%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$432,972		432,972
TOTAL SHORT TERM INVESTMENTS (Cost $432,972)			432,972

Total Investments (Cost $78,499,396) - 105.51%			78,167,828
Liabilities in Excess of Other Assets - (5.51)%			(4,084,384)
TOTAL NET ASSETS - 100.00%			$74,083,444

Asset Type	% of Net Assets
Purchased Options	104.93%
Short Term Investments	0.58
Total Investments	105.51
Liabilities in Excess of Other Assets	(5.51)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - JULY

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
IWM iShares Russell 2000 ETF	6/30/2022	$251.50	3,214	$(73,295,270)	$(1,857,634)
					(1,857,634)
Put Options
IWM iShares Russell 2000 ETF	6/30/2022	194.96	3,214	(73,295,270)	(2,179,560)
					(2,179,560)
Total Options Written (Premiums Received $5,348,961)					$(4,037,194)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - OCTOBER

Schedule of Investments
October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.98% (a)(b)
CALL OPTIONS - 99.68%
IWM iShares Russell 2000 ETF, Expires 9/30/2022, Strike Price $1.75	1,630	$37,172,150	$36,512,685
			36,512,685
PUT OPTIONS - 7.30%
IWM iShares Russell 2000 ETF, Expires 9/30/2022, Strike Price $218.75	1,630	37,172,150	2,673,970
			2,673,970
TOTAL PURCHASED OPTIONS (Cost $38,385,719)			39,186,655

SHORT TERM INVESTMENTS - 0.76%	Principal Amount
Money Market Deposit Account - 0.76%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$279,440		279,440
TOTAL SHORT TERM INVESTMENTS (Cost $279,440)			279,440

Total Investments (Cost $38,665,159) - 107.74%			39,466,095
Liabilities in Excess of Other Assets - (7.74)%			(2,834,436)
TOTAL NET ASSETS - 100.00%			$36,631,659

Asset Type	% of Net Assets
Purchased Options	106.98%
Short Term Investments	0.76
Total Investments	107.74
Liabilities in Excess of Other Assets	(7.74)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - OCTOBER

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
IWM iShares Russell 2000 ETF	9/30/2022	$247.34	1,630	$(37,172,150)	$(1,583,252)
					(1,583,252)
Put Options
IWM iShares Russell 2000 ETF	9/30/2022	185.94	1,630	(37,172,150)	(1,231,926)
					(1,231,926)
Total Options Written (Premiums Received $2,940,200)					$(2,815,178)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR DOUBLE STACKER ETF - JANUARY

Schedule of Investments
October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 123.89% (a)(b)
CALL OPTIONS - 123.89%
QQQ Invesco QQQ Trust Series 1, Expires 12/31/2021, Strike Price $313.76	182	$7,027,202	$1,341,251
SPY SPDR S&P 500® Trust ETF, Expires 12/31/2021, Strike Price $3.01	153	7,026,525	6,955,163
TOTAL PURCHASED OPTIONS (Cost $6,613,285)			8,296,414

SHORT TERM INVESTMENTS - 0.06%	Principal Amount
Money Market Deposit Account - 0.06%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$4,083		4,083
TOTAL SHORT TERM INVESTMENTS (Cost $4,083)			4,083

Total Investments (Cost $6,617,368) - 123.95%			8,300,497
Liabilities in Excess of Other Assets - (23.95)%			(1,603,861)
TOTAL NET ASSETS - 100.00%			$6,696,636

Asset Type	% of Net Assets
Purchased Options	123.89%
Short Term Investments	0.06
Total Investments	123.95
Liabilities in Excess of Other Assets	(23.95)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR DOUBLE STACKER ETF - JANUARY

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Invesco QQQ Trust Series 1	12/31/2021	$344.52	182	$(7,027,202)	$(812,226)
SPY SPDR S&P 500® Trust ETF	12/31/2021	410.56	153	(7,026,525)	(787,302)
Total Options Written (Premiums Received $660,305)					$(1,599,528)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR DOUBLE STACKER ETF - OCTOBER

Schedule of Investments
October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 113.11% (a)(b)
CALL OPTIONS - 113.11%
QQQ Invesco QQQ Trust Series 1, Expires 9/30/2022, Strike Price $357.98	239	$9,228,029	$1,206,025
SPY SPDR S&P 500® Trust ETF, Expires 9/30/2022, Strike Price $3.47	199	9,139,075	8,945,044
TOTAL PURCHASED OPTIONS (Cost $9,158,409)			10,151,069

SHORT TERM INVESTMENTS - 0.92%	Principal Amount
Money Market Deposit Account - 0.92%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$83,064		83,064
TOTAL SHORT TERM INVESTMENTS (Cost $83,064)			83,064

Total Investments (Cost $9,241,473) - 114.03%			10,234,133
Liabilities in Excess of Other Assets - (14.03)%			(1,259,416)
TOTAL NET ASSETS - 100.00%			$8,974,717

Asset Type	% of Net Assets
Purchased Options	113.11%
Short Term Investments	0.92
Total Investments	114.03
Liabilities in Excess of Other Assets	(14.03)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR DOUBLE STACKER ETF - OCTOBER

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Invesco QQQ Trust Series 1	9/30/2022	$389.78	239	$(9,228,029)	$(732,839)
SPY SPDR S&P 500® Trust ETF	9/30/2022	467.29	199	(9,139,075)	(517,892)
Total Options Written (Premiums Received $683,524)					$(1,250,731)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR TRIPLE STACKER ETF – JANUARY

Schedule of Investments
October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 139.83% (a)(b)
CALL OPTIONS - 139.83%
IWM iShares Russell 2000 ETF, Expires 12/31/2021, Strike Price $196.07	1,941	$44,264,505	$6,455,597
QQQ Invesco QQQ Trust Series 1, Expires 12/31/2021, Strike Price $313.75	1,213	46,835,143	8,940,386
SPY SPDR S&P 500® Trust ETF, Expires 12/31/2021, Strike Price $3.00	1,018	46,751,650	46,277,854
TOTAL PURCHASED OPTIONS (Cost $50,255,417)			61,673,837

SHORT TERM INVESTMENTS - 0.22%	Principal Amount
Money Market Deposit Account - 0.22%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$96,839		96,839
TOTAL SHORT TERM INVESTMENTS (Cost $96,839)			96,839

Total Investments (Cost $50,352,256) - 140.05%			61,770,676
Liabilities in Excess of Other Assets - (40.05)%			(17,663,795)
TOTAL NET ASSETS - 100.00%			$44,106,881

Asset Type	% of Net Assets
Purchased Options	139.83%
Short Term Investments	0.22
Total Investments	140.05
Liabilities in Excess of Other Assets	(40.05)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR TRIPLE STACKER ETF – JANUARY

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
IWM iShares Russell 2000 ETF	12/31/2021	$208.02	1,941	$(44,264,505)	$(4,337,001)
QQQ Invesco QQQ Trust Series 1	12/31/2021	332.88	1,213	(46,835,143)	(6,723,101)
SPY SPDR S&P 500® Trust ETF	12/31/2021	396.69	1,018	(46,751,650)	(6,574,695)
Total Options Written (Premiums Received $10,355,905)					$(17,634,797)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR TRIPLE STACKER ETF – OCTOBER

Schedule of Investments
October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 124.69% (a)(b)
CALL OPTIONS - 124.69%
IWM iShares Russell 2000 ETF, Expires 9/30/2022, Strike Price $218.75	734	$16,738,870	$1,753,936
QQQ Invesco QQQ Trust Series 1, Expires 9/30/2022, Strike Price $357.97	448	17,297,728	2,260,970
SPY SPDR S&P 500® Trust ETF, Expires 9/30/2022, Strike Price $3.46	374	17,175,950	16,811,661
TOTAL PURCHASED OPTIONS (Cost $18,712,880)			20,826,567

SHORT TERM INVESTMENTS - 0.79%	Principal Amount
Money Market Deposit Account - 0.79%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$131,676		131,676
TOTAL SHORT TERM INVESTMENTS (Cost $131,676)			131,676

Total Investments (Cost $18,844,556) - 125.48%			20,958,243
Liabilities in Excess of Other Assets - (25.48)%			(4,256,135)
TOTAL NET ASSETS - 100.00%			$16,702,108

Asset Type	% of Net Assets
Purchased Options	124.69%
Short Term Investments	0.79
Total Investments	125.48
Liabilities in Excess of Other Assets	(25.48)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR TRIPLE STACKER ETF – OCTOBER

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
IWM iShares Russell 2000 ETF	9/30/2022	$230.87	734	$(16,738,870)	$(1,241,710)
QQQ Invesco QQQ Trust Series 1	9/30/2022	377.79	448	(17,297,728)	(1,682,891)
SPY SPDR S&P 500® Trust ETF	9/30/2022	452.91	374	(17,175,950)	(1,320,313)
Total Options Written (Premiums Received $2,800,829)					$(4,244,914)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR DOUBLE STACKER 9 BUFFER ETF - JANUARY

Schedule of Investments
October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 131.60% (a)(b)
CALL OPTIONS - 131.32%
QQQ Invesco QQQ Trust Series 1, Expires 12/31/2021, Strike Price $313.74	385	$14,865,235	$2,838,005
SPY SPDR S&P 500® Trust ETF, Expires 12/31/2021, Strike Price $3.02	323	14,833,775	14,682,799
			17,520,804
PUT OPTIONS - 0.28%
SPY SPDR S&P 500® Trust ETF, Expires 12/31/2021, Strike Price $373.87	323	14,833,775	38,141
			38,141
TOTAL PURCHASED OPTIONS (Cost $14,559,376)			17,558,945

SHORT TERM INVESTMENTS - 0.07%	Principal Amount
Money Market Deposit Account - 0.07%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$9,028		9,028
TOTAL SHORT TERM INVESTMENTS (Cost $9,028)			9,028

Total Investments (Cost $14,568,404) - 131.67%			17,567,973
Liabilities in Excess of Other Assets - (31.67)%			(4,225,954)
TOTAL NET ASSETS - 100.00%			$13,342,019

Asset Type	% of Net Assets
Purchased Options	131.60%
Short Term Investments	0.07
Total Investments	131.67
Liabilities in Excess of Other Assets	(31.67)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR DOUBLE STACKER 9 BUFFER ETF - JANUARY

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Invesco QQQ Trust Series 1	12/31/2021	$333.19	385	$(14,865,235)	$(2,122,658)
SPY SPDR S&P 500® Trust ETF	12/31/2021	397.06	323	(14,833,775)	(2,074,678)
					(4,197,336)
Put Options
SPY SPDR S&P 500® Trust ETF	12/31/2021	340.22	323	(14,833,775)	(18,932)
					(18,932)
Total Options Written (Premiums Received $2,200,639)					$(4,216,268)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR DOUBLE STACKER 9 BUFFER ETF - OCTOBER

Schedule of Investments
October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 121.14% (a)(b)
CALL OPTIONS - 115.65%
QQQ Invesco QQQ Trust Series 1, Expires 9/30/2022, Strike Price $357.95	585	$22,587,435	$2,953,180
SPY SPDR S&P 500® Trust ETF, Expires 9/30/2022, Strike Price $3.41	489	22,457,325	21,983,451
			24,936,631
PUT OPTIONS - 5.49%
SPY SPDR S&P 500® Trust ETF, Expires 9/30/2022, Strike Price $429.13	489	22,457,325	1,182,675
			1,182,675
TOTAL PURCHASED OPTIONS (Cost $24,325,185)			26,119,306

SHORT TERM INVESTMENTS - 0.83%	Principal Amount
Money Market Deposit Account - 0.83%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$178,733		178,733
TOTAL SHORT TERM INVESTMENTS (Cost $178,733)			178,733

Total Investments (Cost $24,503,918) - 121.97%			26,298,039
Liabilities in Excess of Other Assets - (21.97)%			(4,736,425)
TOTAL NET ASSETS - 100.00%			$21,561,614

Asset Type	% of Net Assets
Purchased Options	121.14%
Short Term Investments	0.83
Total Investments	121.97
Liabilities in Excess of Other Assets	(21.97)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR DOUBLE STACKER 9 BUFFER ETF - OCTOBER

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Invesco QQQ Trust Series 1	9/30/2022	$377.36	585	$(22,587,435)	$(2,211,994)
SPY SPDR S&P 500® Trust ETF	9/30/2022	452.40	489	(22,457,325)	(1,742,774)
					(3,954,768)
Put Options
SPY SPDR S&P 500® Trust ETF	9/30/2022	390.50	489	(22,457,325)	(766,383)
					(766,383)
Total Options Written (Premiums Received $3,498,572)					$(4,721,151)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED ETF – APRIL

Schedule of Investments
October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 117.79% (a)(b)
CALL OPTIONS - 117.79%
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2022, Strike Price $396.32	176	$8,082,800	$1,219,502
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2022, Strike Price $3.15	176	8,082,800	7,972,762
TOTAL PURCHASED OPTIONS (Cost $7,610,388)			9,192,264

SHORT TERM INVESTMENTS - 0.36%	Principal Amount
Money Market Deposit Account - 0.36%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$27,855		27,855
TOTAL SHORT TERM INVESTMENTS (Cost $27,855)			27,855

Total Investments (Cost $7,638,243) - 118.15%			9,220,119
Liabilities in Excess of Other Assets - (18.15)%			(1,416,212)
TOTAL NET ASSETS - 100.00%			$7,803,907

Asset Type	% of Net Assets
Purchased Options	117.79%
Short Term Investments	0.36
Total Investments	118.15
Liabilities in Excess of Other Assets	(18.15)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED ETF – APRIL

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	3/31/2022	$430.34	352	$(16,165,600)	$(1,411,170)
Total Options Written (Premiums Received $536,666)					$(1,411,170)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED ETF – JULY

Schedule of Investments
October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 109.97% (a)(b)
CALL OPTIONS - 109.97%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2022, Strike Price $428.05	75	$3,444,375	$358,848
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2022, Strike Price $3.40	75	3,444,375	3,383,780
TOTAL PURCHASED OPTIONS (Cost $3,377,510)			3,742,628

SHORT TERM INVESTMENTS - 0.56%	Principal Amount
Money Market Deposit Account - 0.56%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$19,211		19,211
TOTAL SHORT TERM INVESTMENTS (Cost $19,211)			19,211

Total Investments (Cost $3,396,721) - 110.53%			3,761,839
Liabilities in Excess of Other Assets - (10.53)%			(358,467)
TOTAL NET ASSETS - 100.00%			$3,403,372

Asset Type	% of Net Assets
Purchased Options	109.97%
Short Term Investments	0.56
Total Investments	110.53
Liabilities in Excess of Other Assets	(10.53)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED ETF – JULY

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	6/30/2022	$462.30	150	$(6,888,750)	$(356,242)
Total Options Written (Premiums Received $183,899)					$(356,242)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED ETF – OCTOBER

Schedule of Investments
October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 111.10% (a)(b)
CALL OPTIONS - 111.10%
SPY SPDR S&P 500® Trust ETF, Expires 9/30/2022, Strike Price $429.13	42	$1,928,850	$218,064
SPY SPDR S&P 500® Trust ETF, Expires 9/30/2022, Strike Price $3.38	42	1,928,850	1,888,274
TOTAL PURCHASED OPTIONS (Cost $1,922,683)			2,106,338

SHORT TERM INVESTMENTS - 0.79%	Principal Amount
Money Market Deposit Account - 0.79%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$14,954		14,954
TOTAL SHORT TERM INVESTMENTS (Cost $14,954)			14,954

Total Investments (Cost $1,937,637) - 111.89%			2,121,292
Liabilities in Excess of Other Assets - (11.89)%			(225,411)
TOTAL NET ASSETS - 100.00%			$1,895,881

Asset Type	% of Net Assets
Purchased Options	111.10%
Short Term Investments	0.79
Total Investments	111.89
Liabilities in Excess of Other Assets	(11.89)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED ETF – OCTOBER

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	9/30/2022	$466.26	84	$(3,857,700)	$(224,313)
Total Options Written (Premiums Received $124,927)					$(224,313)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF – APRIL

Schedule of Investments
October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 134.29% (a)(b)
CALL OPTIONS - 134.29%
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2022, Strike Price $396.33	384	$17,635,200	$2,660,392
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2022, Strike Price $3.19	192	8,817,600	8,696,793
TOTAL PURCHASED OPTIONS (Cost $9,469,614)			11,357,185

SHORT TERM INVESTMENTS - 0.29%	Principal Amount
Money Market Deposit Account - 0.29%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$24,460		24,460
TOTAL SHORT TERM INVESTMENTS (Cost $24,460)			24,460

Total Investments (Cost $9,494,074) - 134.58%			11,381,645
Liabilities in Excess of Other Assets - (34.58)%			(2,924,701)
TOTAL NET ASSETS - 100.00%			$8,456,944

Asset Type	% of Net Assets
Purchased Options	134.29%
Short Term Investments	0.29
Total Investments	134.58
Liabilities in Excess of Other Assets	(34.58)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF – APRIL

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	3/31/2022	$417.73	576	$(26,452,800)	$(2,919,481)
Total Options Written (Premiums Received $1,558,734)					$(2,919,481)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF – JULY

Schedule of Investments
October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 121.03% (a)(b)
CALL OPTIONS - 121.03%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2022, Strike Price $428.06	420	$19,288,500	$2,009,228
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2022, Strike Price $3.45	210	9,644,250	9,473,537
TOTAL PURCHASED OPTIONS (Cost $10,344,363)			11,482,765

SHORT TEM INVESTMENTS - 0.54%	Principal Amount
Money Market Deposit Account - 0.54%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$51,205		51,205
TOTAL SHORT TERM INVESTMENTS (Cost $51,205)			51,205

Total Investments (Cost $10,395,568) - 121.57%			11,533,970
Liabilities in Excess of Other Assets - (21.57)%			(2,046,350)
TOTAL NET ASSETS - 100.00%			$9,487,620

Asset Type	% of Net Assets
Purchased Options	121.03%
Short Term Investments	0.54
Total Investments	121.57
Liabilities in Excess of Other Assets	(21.57)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF – JULY

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	6/30/2022	$449.16	630	$(28,932,750)	$(2,040,308)
Total Options Written (Premiums Received $1,288,178)					$(2,040,308)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF – OCTOBER

Schedule of Investments
October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 120.16% (a)(b)
CALL OPTIONS - 120.16%
SPY SPDR S&P 500® Trust ETF, Expires 9/30/2022, Strike Price $429.14	110	$5,051,750	$562,870
SPY SPDR S&P 500® Trust ETF, Expires 9/30/2022, Strike Price $3.39	55	2,525,875	2,476,870
TOTAL PURCHASED OPTIONS (Cost $2,860,126)			3,039,740

SHORT TERM INVESTMENTS - 0.57%	Principal Amount
Money Market Deposit Account - 0.57%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$14,423		14,423
TOTAL SHORT TERM INVESTMENTS (Cost $14,423)			14,423

Total Investments (Cost $2,874,549) - 120.73%			3,054,163
Liabilities in Excess of Other Assets - (20.73)%			(524,329)
TOTAL NET ASSETS - 100.00%			$2,529,834

Asset Type	% of Net Assets
Purchased Options	120.16%
Short Term Investments	0.57
Total Investments	120.73
Liabilities in Excess of Other Assets	(20.73)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF – OCTOBER

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	9/30/2022	$452.75	165	$(7,577,625)	$(572,715)
Total Options Written (Premiums Received $450,643)					$(572,715)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF – APRIL

Schedule of Investments
October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 125.09% (a)(b)
CALL OPTIONS - 123.38%
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2022, Strike Price $396.34	464	$21,309,200	$3,214,230
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2022, Strike Price $3.21	464	21,309,200	21,016,323
			24,230,553
PUT OPTIONS - 1.71%
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2022, Strike Price $396.32	464	21,309,200	335,921
			335,921
TOTAL PURCHASED OPTIONS (Cost $21,600,746)			24,566,474

SHORT TERM INVESTMENTS - 0.37%	Principal Amount
Money Market Deposit Account - 0.37%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$72,858		72,858
TOTAL SHORT TERM INVESTMENTS (Cost $72,858)			72,858

Total Investments (Cost $21,673,604) - 125.46%			24,639,332
Liabilities in Excess of Other Assets - (25.46)%			(5,000,415)
TOTAL NET ASSETS - 100.00%			$19,638,917

Asset Type	% of Net Assets
Purchased Options	125.09%
Short Term Investments	0.37
Total Investments	125.46
Liabilities in Excess of Other Assets	(25.46)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF – APRIL

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	3/31/2022	$416.54	928	$(42,618,400)	$(4,797,113)
					(4,797,113)
Put Options
SPY SPDR S&P 500® Trust ETF	3/31/2022	360.67	464	(21,309,200)	(190,346)
					(190,346)
Total Options Written (Premiums Received $2,652,118)					$(4,987,459)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF – JULY

Schedule of Investments
October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 117.17% (a)(b)
CALL OPTIONS - 113.00%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2022, Strike Price $428.07	240	$11,022,000	$1,147,945
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2022, Strike Price $3.46	240	11,022,000	10,826,659
			11,974,604
PUT OPTIONS - 4.17%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2022, Strike Price $428.05	240	11,022,000	442,139
			442,139
TOTAL PURCHASED OPTIONS (Cost $11,658,469)			12,416,743

SHORT TERM INVESTMENTS - 0.55%	Principal Amount
Money Market Deposit Account - 0.55%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$58,179		58,179
TOTAL SHORT TERM INVESTMENTS (Cost $58,179)			58,179

TotalInvestments (Cost $11,716,648) - 117.72%			12,474,922
Liabilities in Excess of Other Assets - (17.72)%			(1,878,170)
TOTAL NET ASSETS - 100.00%			$10,596,752

Asset Type	% of Net Assets
Purchased Options	117.17%
Short Term Investments	0.55
Total Investments	117.72
Liabilities in Excess of Other Assets	(17.72)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF – JULY

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	6/30/2022	$447.75	480	$(22,044,000)	$(1,601,546)
					(1,601,546)
Put Options
SPY SPDR S&P 500® Trust ETF	6/30/2022	389.55	240	(11,022,000)	(269,632)
					(269,632)
Total Options Written (Premiums Received $1,420,080)					$(1,871,178)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF – OCTOBER

Schedule of Investments
October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 118.83% (a)(b)
CALL OPTIONS - 113.36%
SPY SPDR S&P 500® Trust ETF, Expires 9/30/2022, Strike Price $429.15	98	$4,500,650	$508,672
SPY SPDR S&P 500® Trust ETF, Expires 9/30/2022, Strike Price $3.48	98	4,500,650	4,405,000
			4,913,672
PUT OPTIONS - 5.47%
SPY SPDR S&P 500® Trust ETF, Expires 9/30/2022, Strike Price $429.17	98	4,500,650	237,124
			237,124
TOTAL PURCHASED OPTIONS (Cost $4,879,671)			5,150,796

SHORT TERM INVESTMENTS - 0.77%	Principal Amount
Money Market Deposit Account - 0.77%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$33,408		33,408
TOTAL SHORT TERM INVESTMENTS (Cost $33,408)			33,408

Total Investments (Cost $4,913,079) - 119.60%			5,184,204
Liabilities in Excess of Other Assets - (19.60)%			(849,713)
TOTAL NET ASSETS - 100.00%			$4,334,491

Asset Type	% of Net Assets
Purchased Options	118.83%
Short Term Investments	0.77
Total Investments	119.60
Liabilities in Excess of Other Assets	(19.60)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF – OCTOBER

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	9/30/2022	$452.74	196	$(9,001,300)	$(694,131)
					(694,131)
Put Options
SPY SPDR S&P 500® Trust ETF	9/30/2022	390.53	98	(4,500,650)	(153,643)
					(153,643)
Total Options Written (Premiums Received $664,571)					$(847,774)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH ACCELERATED PLUS ETF – APRIL

Schedule of Investments
October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 142.42% (a)(b)
CALL OPTIONS - 142.42%
QQQ Invesco QQQ Trust Series 1, Expires 3/31/2022, Strike Price $319.13	998	$38,533,778	$7,209,738
QQQ Invesco QQQ Trust Series 1, Expires 3/31/2022, Strike Price $2.56	499	19,266,889	19,073,354
TOTAL PURCHASED OPTIONS (Cost $23,477,232)			26,283,092

SHORT TERM INVESTMENTS - 0.46%	Principal Amount
Money Market Deposit Account - 0.46%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$85,120		85,120
TOTAL SHORT TERM INVESTMENTS (Cost $85,120)			85,120

Total Investments (Cost $23,562,352) - 142.88%			26,368,212
Liabilities in Excess of Other Assets - (42.88)%			(7,913,842)
TOTAL NET ASSETS - 100.00%			$18,454,370

Asst Type	% of Net Assets
Purchased Options	142.42%
Short Term Investments	0.46
Total Investments	142.88
Liabilities in Excess of Other Assets	(42.88)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH ACCELERATED PLUS ETF – APRIL

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Invesco QQQ Trust Series 1	3/31/2022	$341.79	1,497	$(57,800,667)	$(7,902,783)
Total Options Written (Premiums Received $4,454,922)					$(7,902,783)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH ACCELERATED PLUS ETF – JULY

Schedule of Investments
October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 124.96% (a)(b)
CALL OPTIONS - 124.96%
QQQ Invesco QQQ Trust Series 1, Expires 6/30/2022, Strike Price $354.45	432	$16,679,952	$2,073,273
QQQ Invesco QQQ Trust Series 1, Expires 6/30/2022, Strike Price $2.85	216	8,339,976	8,235,649
TOTAL PURCHASED OPTIONS (Cost $9,236,981)			10,308,922

SHORT TERM INVESTMENTS - 0.51%	Principal Amount
Money Market Deposit Account- 0.51%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$41,837		41,837
TOTAL SHORT TERM INVESTMENTS (Cost $41,837)			41,837

Total Investments (Cost $9,278,818) - 125.47%			10,350,759
Liabilities in Excess of Other Assets - (25.47)%			(2,101,049)
TOTAL NET ASSETS - 100.00%			$8,249,710

Asset Type	% of Net Assets
Purchased Options	124.96%
Short Term Investments	0.51
Total Investments	125.47
Liabilities in Excess of Other Assets	(25.47)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH ACCELERATED PLUS ETF – JULY

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Invesco QQQ Trust Series 1	6/30/2022	$377.31	648	$(25,019,928)	$(2,095,975)
Total Options Written (Premiums Received $1,457,080)					$(2,095,975)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH ACCELERATED PLUS ETF – OCTOBER

Schedule of Investments
October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 127.55% (a)(b)
CALL OPTIONS - 127.55%
QQQ Invesco QQQ Trust Series 1, Expires 9/30/2022, Strike Price $357.53	136	$5,251,096	$690,448
QQQ Invesco QQQ Trust Series 1, Expires 9/30/2022, Strike Price 2.87	68	2,625,548	2,588,189
TOTAL PURCHASED OPTIONS (Cost $2,885,715)			3,278,637

SHORT TERM INVESTMENTS - 0.73%	Principal Amount
Money Market Deposit Account- 0.73%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$18,814		18,814
TOTAL SHORT TERM INVESTMENTS (Cost $18,814)			18,814

Total Investments (Cost $2,904,529) - 128.28%			3,297,451
Liabilities in Excess of Other Assets - (28.28)%			(727,018)
TOTAL NET ASSETS - 100.00%			$2,570,433

Asset Type	% of Net Assets
Purchased Options	127.55%
Short Term Investments	0.73
Total Investments	128.28
Liabilities in Excess of Other Assets	(28.28)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH ACCELERATED PLUS ETF – OCTOBER

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Invesco QQQ Trust Series 1	9/30/2022	$381.13	204	$(7,876,644)	$(725,863)
Total Options Written (Premiums Received $452,332)					$(725,863)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR 20+ YEAR TREASURY BOND 9 BUFFER ETF - JULY

Schedule of Investments
October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 103.57% (a)(b)
CALL OPTIONS - 98.99%
TLT iShares 20+ Year Treasury Bond ETF, Expires 6/30/2022, Strike Price $1.15	334	$4,932,846	$4,842,583
			4,842,583
PUT OPTIONS - 4.58%
TLT iShares 20+ Year Treasury Bond ETF, Expires 6/30/2022, Strike Price $144.35	334	4,932,846	224,166
			224,166
TOTAL PURCHASED OPTIONS (Cost $5,120,117)			5,066,749

SHORT TERM INVESTMENTS - 0.49%	Principal Amount
Money Market Deposit Account - 0.49%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$24,073		24,073
TOTAL SHORT TERM INVESTMENTS (Cost $24,073)			24,073

Total Investments (Cost $5,144,190) - 104.06%			5,090,822
Liabilities in Excess of Other Assets - (4.06)%			(199,191)
TOTAL NET ASSETS - 100.00%			$4,891,731

Asset Type	% of Net Assets
Purchased Options	103.57%
Short Term Investments	0.49
Total Investments	104.06
Liabilities in Excess of Other Assets	(4.06)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR 20+ YEAR TREASURY BOND 9 BUFFER ETF - JULY

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
TLT iShares 20+ Year Treasury Bond ETF	6/30/2022	$157.34	334	$(4,932,846)	$(109,172)
					(109,172)
Put Options
TLT iShares 20+ Year Treasury Bond ETF	6/30/2022	131.36	334	(4,932,846)	(86,729)
					(86,729)
Total Options Written (Premiums Received $241,837)					$(195,901)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR 20+ YEAR TREASURY BOND 5 FLOOR ETF - QUARTERLY

Schedule of Investments
October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 100.87% (a)(b)
CALL OPTIONS - 100.30%
TLT iShares 20+ Year Treasury Bond ETF, Expires 12/31/2021, Strike Price $0.28	648	$9,570,312	$9,517,696
			9,517,696
PUT OPTIONS - 0.57%
TLT iShares 20+ Year Treasury Bond ETF, Expires 12/31/2021, Strike Price $137.05	648	9,570,312	54,504
			54,504
TOTAL PURCHASED OPTIONS (Cost $9,391,195)			9,572,200

SHORT TERM INVESTMENTS - 0.20%	Principal Amount
Money Market Deposit Account - 0.20%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$18,553		18,553
TOTAL SHORT TERM INVESTMENTS (Cost $18,553)			18,553

Total Investments (Cost $9,409,748) - 101.07%			9,590,753
Liabilities in Excess of Other Assets - (1.07)%			(101,443)
TOTAL NET ASSETS - 100.00%			$9,489,310

Asset Type	% of Net Assets
Purchased Options	100.87%
Short Term Investments	0.20
Total Investments	101.07
Liabilities in Excess of Other Assets	(1.07)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR 20+ YEAR TREASURY BOND 5 FLOOR ETF - QUARTERLY

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
TLT iShares 20+ Year Treasury Bond ETF	12/31/2021	$152.55	648	$(9,570,312)	$(94,513)
Total Options Written (Premiums Received $55,862)					$(94,513)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR DEFINED WEALTH SHIELD ETF

Schedule of Investments
October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.80% (a)(b)
CALL OPTIONS - 105.71%
SPY SPDR S&P 500® Trust ETF, Expires 12/31/2021, Strike Price $0.74	673	$30,907,525	$30,748,697
			30,748,697
PUT OPTIONS - 1.09%
SPY SPDR S&P 500® Trust ETF, Expires 12/31/2021, Strike Price $429.14	673	30,907,525	315,637
			315,637
TOTAL PURCHASED OPTIONS (Cost $30,044,981)			31,064,334

SHORT TERM INVESTMENTS - 0.13%	Principal Amount
Money Market Deposit Account - 0.13%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$37,943		37,943
TOTAL SHORT TERM INVESTMENTS (Cost $37,943)			37,943

Total Investments (Cost $30,082,924) - 106.93%			31,102,277
Liabilities in Excess of Other Assets - (6.93)%			(2,014,760)
TOTAL NET ASSETS - 100.00%			$29,087,517

Asset Type	% of Net Assets
Purchased Options	106.80%
Short Term Investments	0.13
Total Investments	106.93
Liabilities in Excess of Other Assets	(6.93)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR DEFINED WEALTH SHIELD ETF

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	12/31/2021	$433.47	673	$(30,907,525)	$(2,002,848)
					(2,002,848)
Put Options
SPY SPDR S&P 500® Trust ETF	12/31/2021	343.31	673	(30,907,525)	(39,034)
					(39,034)
Total Options Written (Premiums Received $1,170,125)					$(2,041,882)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED ETF – QUARTERLY

Schedule of Investments
October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 109.81% (a)(b)
CALL OPTIONS - 109.81%
SPY SPDR S&P 500® Trust ETF, Expires 12/31/2021, Strike Price $429.14	300	$13,777,500	$1,034,752
SPY SPDR S&P 500® Trust ETF, Expires 12/31/2021, Strike Price $0.85	300	13,777,500	13,702,338
TOTAL PURCHASED OPTIONS (Cost $13,261,382)			14,737,090

SHORT TERM INVESTMENTS - 0.06%	Principal Amount
Money Market Deposit Account - 0.06%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$8,022		8,022
TOTAL SHORT TERM INVESTMENTS (Cost $8,022)			8,022

Total Investments (Cost $13,269,404) - 109.87%			14,745,112
Liabilities in Excess of Other Assets - (9.87)%			(1,324,045)
TOTAL NET ASSETS - 100.00%			$13,421,067

Asset Type	% of Net Assets
Purchased Options	109.81%
Short Term Investments	0.06
Total Investments	109.87
Liabilities in Excess of Other Assets	(9.87)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED ETF – QUARTERLY

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500 Trust ETF	12/31/2021	$443.82	600	$(27,555,000)	$(1,315,199)
Total Options Written (Premiums Received $409,317)					$(1,315,199)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH ACCELERATED ETF – QUARTERLY

Schedule of Investments
October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 110.71% (a)(b)
CALL OPTIONS - 110.71%
QQQ Invesco QQQ Trust Series 1, Expires 12/31/2021, Strike Price $357.96	416	$16,062,176	$1,360,594
QQQ Invesco QQQ Trust Series 1, Expires 12/31/2021, Strike Price $0.71	416	16,062,176	16,004,433
TOTAL PURCHASED OPTIONS (Cost $15,499,163)			17,365,027

SHORT TERM INVESTMENTS - 0.11%	Principal Amount
Money Market Deposit Account- 0.11%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$17,352		17,352
TOTAL SHORT TERM INVESTMENTS (Cost $17,352)			17,352

Total Investments (Cost $15,516,515) - 110.82%			17,382,379
Liabilities in Excess of Other Assets - (10.82)%			(1,697,622)
TOTAL NET ASSETS - 100.00%			$15,684,757

Asset Type	% of Net Assets
Purchased Options	110.71%
Short Term Investments	0.11
Total Investments	110.82
Liabilities in Excess of Other Assets	(10.82)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH ACCELERATED ETF – QUARTERLY

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Invesco QQQ Trust Series 1	12/31/2021	$373.24	832	$(32,124,352)	$(1,687,382)
Total Options Written (Premiums Received $632,481)					$(1,687,382)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2021

Assets:
Investments, at value (a)
Interest receivable
Receivable for investments sold
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable for fund shares redeemed
Payable to Adviser
Payable for investments purchased
Due to broker for options
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator International Developed Power Buffer ETF - January	Innovator International Developed Power Buffer ETF - April	Innovator International Developed Power Buffer ETF - July	Innovator International Developed Power Buffer ETF - October

$59,312,009	$20,603,681	$58,229,449	$9,952,069
-	-	1	-
2,076,801	-	-	-
3,147	9	208	-
61,391,957	20,603,690	58,229,658	9,952,069

1,808,244	542,504	2,048,823	422,066
2,027,633	-	-	-
43,043	14,383	40,136	4,859
63,443	-	-	-
-	-	-	29
3,942,363	556,887	2,088,959	426,954
$57,449,594	$20,046,803	$56,140,699	$9,525,115

$53,977,021	$19,629,987	$55,394,975	$9,360,971
3,472,573	416,816	745,724	164,144
$57,449,594	$20,046,803	$56,140,699	$9,525,115

$57,449,594	$20,046,803	$56,140,699	$9,525,115
2,125,000	775,000	2,275,000	375,000
$27.04	$25.87	$24.68	$25.40

$57,457,441	$20,428,181	$58,115,249	$9,847,327
3,426,249	1,035,571	2,843,569	486,369

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2021

Assets:
Investments, at value (a)
ETF variable fee receivable
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Due to broker for options
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Emerging Markets Power Buffer ETF - January	Innovator Emerging Markets Power Buffer ETF - April	Innovator Emerging Markets Power Buffer ETF - July	Innovator Emerging Markets Power Buffer ETF - October

$107,144,381	$34,877,719	$43,514,311	$5,375,448
379	312	-	-
-	13	483	-
107,144,760	34,878,044	43,514,794	5,375,448

724,658	821,740	2,246,632	326,125
80,622	25,312	31,036	2,534
19,796	-	-	42
825,076	847,052	2,277,668	328,701
$106,319,684	$34,030,992	$41,237,126	$5,046,747

$107,231,700	$34,752,458	$44,210,230	$5,014,302
(912,016)	(721,466)	(2,973,104)	32,445
$106,319,684	$34,030,992	$41,237,126	$5,046,747

$106,319,684	$34,030,992	$41,237,126	$5,046,747
3,550,000	1,375,000	1,600,000	200,000
$29.95	$24.75	$25.77	$25.23

$114,702,368	$36,298,257	$45,089,416	$5,387,312
8,163,288	1,958,023	2,866,446	373,010

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2021

Assets:
Investments, at value (a)
Interest receivable
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Due to broker for options
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Growth- 100 Power Buffer ETF - January	Innovator Growth- 100 Power Buffer ETF - April	Innovator Growth- 100 Power Buffer ETF - July	Innovator Growth- 100 Power Buffer ETF - October

$96,675,285	$46,844,759	$61,194,648	$86,029,805
1	1	1	1
931	86	155	-
96,676,217	46,844,846	61,194,804	86,029,806

9,318,075	5,563,251	5,171,040	8,054,158
60,991	27,914	37,589	47,030
-	-	-	123
9,379,066	5,591,165	5,208,629	8,101,311
$87,297,151	$41,253,681	$55,986,175	$77,928,495

$77,030,168	$38,511,565	$54,154,974	$75,877,511
10,266,983	2,742,116	1,831,201	2,050,984
$87,297,151	$41,253,681	$55,986,175	$77,928,495

$87,297,151	$41,253,681	$55,986,175	$77,928,495
2,075,000	1,075,000	1,175,000	1,945,000
$42.07	$38.38	$47.65	$40.07

$85,122,717	$41,857,932	$58,734,090	$82,716,213
8,032,490	3,556,609	4,541,683	6,791,550

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2021

Assets:
Investments, at value (a)
Interest receivable
ETF variable fee receivable
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Small Cap Power Buffer ETF - January	Innovator U.S. Small Cap Power Buffer ETF - April	Innovator U.S. Small Cap Power Buffer ETF - July	Innovator U.S. Small Cap Power Buffer ETF - October

$89,834,764	$87,849,078	$78,167,828	$39,466,095
-	1	1	1
-	347	666	345
2,153	71	194	3,638
89,836,917	87,849,497	78,168,689	39,470,079

4,817,981	2,918,445	4,037,194	2,815,178
60,594	55,400	48,051	23,242
4,878,575	2,973,845	4,085,245	2,838,420
$84,958,342	$84,875,652	$74,083,444	$36,631,659

$73,665,004	$81,836,783	$73,103,245	$35,705,701
11,293,338	3,038,869	980,199	925,958
$84,958,342	$84,875,652	$74,083,444	$36,631,659

$84,958,342	$84,875,652	$74,083,444	$36,631,659
2,675,000	3,050,000	2,775,000	1,325,000
$31.76	$27.83	$26.70	$27.65

$82,743,164	$88,430,320	$78,499,396	$38,665,159
9,019,719	6,673,610	5,348,961	2,940,200

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2021

Assets:
Investments, at value (a)
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Due to broker for options
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Double Stacker ETF - January	Innovator Double Stacker ETF - October

$8,300,497	$10,234,133
103	-
8,300,600	10,234,133

1,599,528	1,250,731
4,436	6,919
-	1,766
1,603,964	1,259,416
$6,696,636	$8,974,717

$5,983,806	$14,144,656
712,830	(5,169,939)
$6,696,636	$8,974,717

$6,696,636	$8,974,717
225,000	275,000
$29.76	$32.64

$6,617,368	$9,241,473
660,305	683,524

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2021

Assets:
Investments, at value (a)
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Triple Stacker ETF - January	Innovator Triple Stacker ETF - October

$61,770,676	$20,958,243
103	101
61,770,779	20,958,344

17,634,797	4,244,914
29,101	11,322
17,663,898	4,256,236
$44,106,881	$16,702,108

$40,172,598	$24,160,425
3,934,283	(7,458,317)
$44,106,881	$16,702,108

$44,106,881	$16,702,108
1,500,000	525,000
$29.40	$31.81

$50,352,256	$18,844,556
10,355,905	2,800,829

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2021

Assets:
Investments, at value (a)
Receivable for investments sold
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable for fund shares redeemed
Payable to Adviser
Payable for investments purchased
Due to broker for options
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Double Stacker 9 Buffer ETF - January	Innovator Double Stacker 9 Buffer ETF - October

$17,567,973	$26,298,039
922,215	-
46	-
18,490,234	26,298,039

4,216,268	4,721,151
702,213	-
9,276	15,260
220,458	-
-	14
5,148,215	4,736,425
$13,342,019	$21,561,614

$12,625,786	$35,809,138
716,233	(14,247,524)
$13,342,019	$21,561,614

$13,342,019	$21,561,614
475,000	725,000
$28.09	$29.74

$14,568,404	$24,503,918
2,200,639	3,498,572

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2021

Assets:
Investments, at value (a)
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Due to broker for options
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Accelerated ETF - April	Innovator U.S. Equity Accelerated ETF - July	Innovator U.S. Equity Accelerated ETF - October

$9,220,119	$3,761,839	$2,121,292
101	2	-
9,220,220	3,761,841	2,121,292

1,411,170	356,242	224,313
5,143	2,227	1,018
-	-	80
1,416,313	358,469	225,411
$7,803,907	$3,403,372	$1,895,881

$7,128,884	$3,218,742	$1,812,710
675,023	184,630	83,171
$7,803,907	$3,403,372	$1,895,881

$7,803,907	$3,403,372	$1,895,881
275,000	125,000	75,000
$28.38	$27.23	$25.28

$7,638,243	$3,396,721	$1,937,637
536,666	183,899	124,927

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2021

Assets:
Investments, at value (a)
Receivable for investments sold
Receivable for fund shares sold
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Payable for investments purchased
Due to broker for options
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Accelerated Plus ETF - April	Innovator U.S. Equity Accelerated Plus ETF - July	Innovator U.S. Equity Accelerated Plus ETF - October

$11,381,645	$11,533,970	$3,054,163
-	-	135,259
-	-	632,513
102	12	-
11,381,747	11,533,982	3,821,935

2,919,481	2,040,308	572,715
5,322	6,054	752
-	-	718,593
-	-	41
2,924,803	2,046,362	1,292,101
$8,456,944	$9,487,620	$2,529,834

$7,956,034	$9,119,443	$2,473,085
500,910	368,177	56,749
$8,456,944	$9,487,620	$2,529,834

$8,456,944	$9,487,620	$2,529,834
300,000	350,000	100,000
$28.19	$27.11	$25.30

$9,494,074	$10,395,568	$2,874,549
1,558,734	1,288,178	450,643

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2021

Assets:
Investments, at value (a)
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Due to broker for options
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Accelerated 9 Buffer ETF - April	Innovator U.S. Equity Accelerated 9 Buffer ETF - July	Innovator U.S. Equity Accelerated 9 Buffer ETF - October

$24,639,332	$12,474,922	$5,184,204
100	21	-
24,639,432	12,474,943	5,184,204

4,987,459	1,871,178	847,774
13,056	7,013	1,859
-	-	80
5,000,515	1,878,191	849,713
$19,638,917	$10,596,752	$4,334,491

$19,097,613	$10,314,709	$4,248,508
541,304	282,043	85,983
$19,638,917	$10,596,752	$4,334,491

$19,638,917	$10,596,752	$4,334,491
725,000	400,000	175,000
$27.09	$26.49	$24.77

$21,673,604	$11,716,648	$4,913,079
2,652,118	1,420,080	664,571

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2021

Assets:
Investments, at value (a)
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Due to broker for options
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Growth Accelerated Plus ETF - April	Innovator Growth Accelerated Plus ETF - July	Innovator Growth Accelerated Plus ETF - October

$26,368,212	$10,350,759	$3,297,451
102	3	-
26,368,314	10,350,762	3,297,451

7,902,783	2,095,975	725,863
11,161	5,077	1,114
-	-	41
7,913,944	2,101,052	727,018
$18,454,370	$8,249,710	$2,570,433

$19,181,077	$7,831,830	$2,452,197
(726,707)	417,880	118,236
$18,454,370	$8,249,710	$2,570,433

$18,454,370	$8,249,710	$2,570,433
625,000	300,000	100,000
$29.53	$27.50	$25.70

$23,562,352	$9,278,818	$2,904,529
4,454,922	1,457,080	452,332

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2021

Assets:
Investments, at value (a)
Interest receivable
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Due to broker for options
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator 20+ Year Treasury Bond 9 Buffer ETF - July	Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly

$5,090,822	$9,590,753
-	2
100	-
5,090,922	9,590,755

195,901	94,513
3,290	6,281
-	651
199,191	101,445
$4,891,731	$9,489,310

$5,175,730	$10,415,313
(283,999)	(926,003)
$4,891,731	$9,489,310

$4,891,731	$9,489,310
200,000	400,000
$24.46	$23.72

$5,144,190	$9,409,748
241,837	55,862

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2021

Assets:
Investments, at value (a)
Receivable for investments sold
Receivable for fund shares sold
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Payable for investments purchased
Broker interest payable
Due to broker for options
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Defined Wealth Shield ETF	Innovator U.S. Equity Accelerated ETF - Quarterly	Innovator Growth Accelerated ETF - Quarterly

$31,102,277	$14,745,112	$17,382,379
178,676	-	-
2,585,620	-	-
33,866,573	14,745,112	17,382,379

2,041,882	1,315,199	1,687,382
13,377	8,831	10,222
2,723,652	-	-
-	15	-
145	-	18
4,779,056	1,324,045	1,697,622
$29,087,517	$13,421,067	$15,684,757

$29,163,009	$13,477,435	$15,182,929
(75,492)	(56,368)	501,828
$29,087,517	$13,421,067	$15,684,757

$29,087,517	$13,421,067	$15,684,757
1,125,000	475,000	525,000
$25.86	$28.25	$29.88

$30,082,924	$13,269,404	$15,516,515
1,170,125	409,317	632,481

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Year or Period Ended October 31, 2021

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

(a) Since Commencement of Operations on March 31, 2021.
(b) Since Commencement of Operations on September 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator International Developed Power Buffer ETF - January	Innovator International Developed Power Buffer ETF - April (a)	Innovator International Developed Power Buffer ETF - July	Innovator International Developed Power Buffer ETF - October (b)

$17	$11	$4	$-
17	11	4	-

639,390	107,865	442,849	4,901
639,390	107,865	442,849	4,901
(639,373)	(107,854)	(442,845)	(4,901)

(2,504,936)	(147,886)	15,629,541	-
1,012,534	44,300	345,536	-
473,594	16,426	(254,474)	-
889,316	3,989	(10,844,445)	-

7,307,498	175,500	2,372,454	104,742
2,115,916	493,067	(1,635,447)	64,303
9,293,922	585,396	5,613,165	169,045
$8,654,549	$477,542	$5,170,320	$164,144

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Year or Period Ended October 31, 2021

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

(a) Since Commencement of Operations on March 31, 2021.
(b) Since Commencement of Operations on September 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Emerging Markets Power Buffer ETF – January	Innovator Emerging Markets Power Buffer ETF – April (a)	Innovator Emerging Markets Power Buffer ETF – July	Innovator Emerging Markets Power Buffer ETF – October (b)

$4	$15	$3	$-
4	15	3	-

845,510	135,832	246,720	2,576
845,510	135,832	246,720	2,576
(845,506)	(135,817)	(246,717)	(2,576)

(1,433,474)	(262,170)	10,813,924	-
51,179	19,366	863,059	-
1,871,221	22,608	(667,415)	-
(346,660)	(39,223)	(8,949,682)	-

(3,896,667)	(1,420,538)	(2,764,676)	(11,864)
7,413,734	1,136,283	1,142,661	46,885
3,659,333	(543,674)	437,871	35,021
$2,813,827	$(679,491)	$191,154	$32,445

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Year Ended October 31, 2021

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Growth-100 Power Buffer ETF - January	Innovator Growth-100 Power Buffer ETF - April	Innovator Growth-100 Power Buffer ETF - July	Innovator Growth-100 Power Buffer ETF - October

$15	$8	$-	$-
15	8	-	-

743,808	259,201	353,207	473,273
743,808	259,201	353,207	473,273
(743,793)	(259,193)	(353,207)	(473,273)

(5,246,492)	6,659,233	7,393,817	8,779,325
971,724	482,264	188,426	2,265,555
249,617	(31,165)	(456,025)	(521,432)
(21,332,427)	(12,303,071)	(16,026,360)	(2,410,441)

29,814,230	4,298,528	13,609,652	4,586,068
8,172,309	4,593,049	1,715,590	(1,914,891)
12,628,961	3,698,838	6,425,100	10,784,184
$11,885,168	$3,439,645	$6,071,893	$10,310,911

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Year Ended October 31, 2021

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Small Cap Power Buffer ETF - January	Innovator U.S. Small Cap Power Buffer ETF - April	Innovator U.S. Small Cap Power Buffer ETF - July	Innovator U.S. Small Cap Power Buffer ETF - October

$21	$14	$4	$-
21	14	4	-

816,246	420,248	277,530	353,995
816,246	420,248	277,530	353,995
(816,225)	(420,234)	(277,526)	(353,995)

(12,416,694)	16,706,563	12,543,458	25,381,953
447,452	37,325	657,626	4,261,613
335,105	35,495	(756,966)	(937,012)
(3,542,272)	(30,256,733)	(14,922,156)	(23,001,753)

32,204,162	8,000,296	3,868,348	11,078
5,646,954	9,637,426	2,273,846	997,675
22,674,707	4,160,372	3,664,156	6,713,554
$21,858,482	$3,740,138	$3,386,630	$6,359,559

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Year or Period Ended October 31, 2021

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

(a) Since Commencement of Operations on December 31, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Double Stacker ETF - January (a)	Innovator Double Stacker ETF - October

$1	$8
1	8

31,077	146,737
31,077	146,737
(31,076)	(146,729)

-	(749,593)
-	9,470,010
-	(342,558)
-	(4,718,958)

1,683,129	1,405,158
(939,223)	(776,712)
743,906	4,287,347
$712,830	$4,140,618

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Year or Period Ended October 31, 2021

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

(a) Since Commencement of Operations on December 31, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Triple Stacker ETF - January (a)	Innovator Triple Stacker ETF - October

$5	$6
5	6

205,250	147,382
205,250	147,382
(205,245)	(147,376)

-	798,764
237,659	10,694,175
49,188	(42,816)
-	(8,791,949)

11,418,420	2,685,737
(7,278,892)	(1,799,594)
4,426,375	3,544,317
$4,221,130	$3,396,941

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Year or Period Ended October 31, 2021

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

(a) Since Commencement of Operations on December 31, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Double Stacker 9 Buffer ETF - January (a)	Innovator Double Stacker 9 Buffer ETF - October

$3	$11
3	11

85,116	296,571
85,116	296,571
(85,113)	(296,560)

(63,316)	(3,505,425)
794,928	18,215,528
(190,965)	1,403,962
(119,277)	(11,067,397)

2,999,569	3,130,914
(2,015,629)	(1,906,088)
1,405,310	6,271,494
$1,320,197	$5,974,934

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended October 31, 2021

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

(a) Since Commencement of Operations on March 31, 2021.
(b) Since Commencement of Operations on June 30, 2021.
(c) Since Commencement of Operations on September 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Accelerated ETF - April (a)	Innovator U.S. Equity Accelerated ETF - July (b)	Innovator U.S. Equity Accelerated ETF - October (c)

$1	$-	$-
1	-	-

32,350	8,145	1,098
32,350	8,145	1,098
(32,349)	(8,145)	(1,098)

1,581,876	365,118	183,655
(874,504)	(172,343)	(99,386)
707,372	192,775	84,269
$675,023	$184,630	$83,171

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended October 31, 2021

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

(a) Since Commencement of Operations on March 31, 2021.
(b) Since Commencement of Operations on June 30, 2021.
(c) Since Commencement of Operations on September 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Accelerated Plus ETF - April (a)	Innovator U.S. Equity Accelerated Plus ETF - July (b)	Innovator U.S. Equity Accelerated Plus ETF - October (c)

$1	$-	$-
1	-	-

25,915	18,095	793
25,915	18,095	793
(25,914)	(18,095)	(793)

1,887,571	1,138,402	179,614
(1,360,747)	(752,130)	(122,072)
526,824	386,272	57,542
$500,910	$368,177	$56,749

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended October 31, 2021

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

(a) Since Commencement of Operations on March 31, 2021.
(b) Since Commencement of Operations on June 30, 2021.
(c) Since Commencement of Operations on September 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Accelerated 9 Buffer ETF - April (a)	Innovator U.S. Equity Accelerated 9 Buffer ETF - July (b)	Innovator U.S. Equity Accelerated 9 Buffer ETF - October (c)

$6	$-	$-
6	-	-

109,223	25,133	1,939
109,223	25,133	1,939
(109,217)	(25,133)	(1,939)

1,251,424	-	-
(493,420)	-	-
20,134	-	-

2,965,728	758,274	271,125
(2,335,341)	(451,098)	(183,203)
1,408,525	307,176	87,922
$1,299,308	$282,043	$85,983

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended October 31, 2021

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

(a) Since Commencement of Operations on March 31, 2021.
(b) Since Commencement of Operations on June 30, 2021.
(c) Since Commencement of Operations on September 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Growth Accelerated Plus ETF - April (a)	Innovator Growth Accelerated Plus ETF - July (b)	Innovator Growth Accelerated Plus ETF - October (c)

$2	$-	$-
2	-	-

84,708	15,166	1,155
84,708	15,166	1,155
(84,706)	(15,166)	(1,155)

1,637,131	-	-
447,197	-	-

2,805,860	1,071,941	392,922
(3,447,861)	(638,895)	(273,531)
1,442,327	433,046	119,391
$1,357,621	$417,880	$118,236

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Year Ended October 31, 2021

Investment Income:
Interest
Dividend
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator 20+ Year Treasury Bond 9 Buffer ETF - July	Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly

$2	$5
3,563	-
3,565	5

34,699	97,065
34,699	97,065
(31,134)	(97,060)

(320,297)	(1,309,723)
42,493	13,442
6,314	(10,163)
95,917	348,338

66,800	265,946
35,636	(61,563)
(73,137)	(753,723)
$(104,271)	$(850,783)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended October 31, 2021

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

(a) Since Commencement of Operations on June 30, 2021.
(a) Since Commencement of Operations on March 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Defined Wealth Shield ETF (a)	Innovator U.S. Equity Accelerated ETF - Quarterly (b)	Innovator Growth Accelerated ETF - Quarterly (b)

$24,714	$49,539	$57,511
24,714	49,539	57,511
(24,714)	(49,539)	(57,511)

(400,969)	(736,054)	(835,683)
162,026	1,093,891	1,614,319
33,289	26,797	(197,657)
202,595	159,399	584,059

1,019,353	1,475,708	1,865,864
(871,757)	(905,882)	(1,054,901)
144,537	1,113,859	1,976,001
$119,823	$1,064,320	$1,918,490

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Operations:
Net investment income/(loss)
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation)
Net Increase/(Decrease) in Net Assets Resulting from Operations

Distributions to Shareholders:
Net distributions to shareholders

Capital Share Transactions:
Proceeds from shares sold
Cost of shares redeemed
Transaction fees (see Note 5)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions
Total Increase/(Decrease) in Net Assets

Net Assets:
Beginning of period
End of period

Change in Shares Outstanding:
Shares sold
Shares redeemed
Net Increase/(Decrease)

(a) Since Commencement of Operations on December 31, 2019.
(b) Since Commencement of Operations on March 31, 2021.
(c) Since Commencement of Operations on Spetember 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator International Developed Power Buffer ETF - January		Innovator International Developed Power Buffer ETF - April	Innovator International Developed Power Buffer ETF - July		Innovator International Developed Power Buffer ETF - October
Year Ended	Period Ended	Period Ended	Year Ended	Year Ended	Period Ended
October 31, 2021	October 31, 2020 (a)	October 31, 2021 (b)	October 31, 2021	October 31, 2020	October 31, 2021	(c)

$(639,373)	$(219,055)	$(107,854)	$(442,845)	$(582,467)	$(4,901)
(129,492)	5,404,729	(83,171)	4,876,158	(7,398,328)	-
9,423,414	(5,950,841)	668,567	737,007	4,443,346	169,045
8,654,549	(765,167)	477,542	5,170,320	(3,537,449)	164,144

-	-	-	-	(657,216)	-

117,183,723	109,498,545	27,887,895	55,548,080	51,153,450	9,359,728
(120,840,580)	(56,347,723)	(8,335,145)	(74,492,673)	(40,972,137)	-
37,205	29,042	16,511	31,757	46,063	1,243
(3,619,652)	53,179,864	19,569,261	(18,912,836)	10,227,376	9,360,971
$5,034,897	$52,414,697	$20,046,803	$(13,742,516)	$6,032,711	$9,525,115

$52,414,697	$-	$-	$69,883,215	$63,850,504	$-
$57,449,594	$52,414,697	$20,046,803	$56,140,699	$69,883,215	$9,525,115

4,650,000	4,575,000	1,100,000	2,275,000	2,250,000	375,000
(4,725,000)	(2,375,000)	(325,000)	(3,075,000)	(1,900,000)	-
(75,000)	2,200,000	775,000	(800,000)	350,000	375,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Operations:
Net investment income/(loss)
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation)
Net Increase/(Decrease) in Net Assets Resulting from Operations

Distributions to Shareholders:
Net distributions to shareholders

Capital Share Transactions:
Proceeds from shares sold
Cost of shares redeemed
Transaction fees (see Note 5)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions
Total Increase/(Decrease) in Net Assets

Net Assets:
Beginning of period
End of period

Change in Shares Outstanding:
Shares sold
Shares redeemed
Net Increase/(Decrease)

(a) Since Commencement of Operations on December 31, 2019.
(b) Since Commencement of Operations on March 31, 2021.
(c) Since Commencement of Operations on September 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Emerging Markets Power Buffer ETF - January		Innovator Emerging Markets Power Buffer ETF - April	Innovator Emerging Markets Power Buffer ETF - July		Innovator Emerging Markets Power Buffer ETF - October
Year Ended	Period Ended	Period Ended	Year Ended	Year Ended	Period Ended
October 31, 2021	October 31, 2020 (a)	October 31, 2021 (b)	October 31, 2021	October 31, 2020	October 31, 2021	(c)

$(845,506)	$(158,719)	$(135,817)	$(246,717)	$(369,168)	$(2,576)
142,266	3,228,541	(259,419)	2,059,886	(6,997,006)	-
3,517,067	(3,636,424)	(284,255)	(1,622,015)	3,783,479	35,021
2,813,827	(566,602)	(679,491)	191,154	(3,582,695)	32,445

-	-	-	-	(302,202)	-

153,950,840	71,613,185	39,049,253	28,219,658	46,070,645	5,013,670
(78,448,160)	(43,134,695)	(4,355,405)	(22,384,255)	(50,595,670)	-
63,524	27,765	16,635	13,475	48,333	632
75,566,204	28,506,255	34,710,483	5,848,878	(4,476,692)	5,014,302
$78,380,031	$27,939,653	$34,030,992	$6,040,032	$(8,361,589)	$5,046,747

$27,939,653	$-	$-	$35,197,094	$43,558,683	$-
$106,319,684	$27,939,653	$34,030,992	$41,237,126	$35,197,094	$5,046,747

5,150,000	2,650,000	1,550,000	1,075,000	1,850,000	200,000
(2,625,000)	(1,625,000)	(175,000)	(850,000)	(2,200,000)	-
2,525,000	1,025,000	1,375,000	225,000	(350,000)	200,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator Growth-100 Power Buffer ETF - January
	Year Ended	Period Ended
	October 31, 2021	October 31, 2020 (a)

Operations:
Net investment income/(loss)	$(743,793)	$(224,612)
Net realized gain/(loss)	(25,357,578)	30,216,764
Net change in unrealized appreciation/(depreciation)	37,986,539	(27,719,556)
Net Increase/(Decrease) in Net Assets Resulting from Operations	11,885,168	2,272,596

Distributions to Shareholders:
Net distributions to shareholders	-	-

Capital Share Transactions:
Proceeds from shares sold	93,359,980	107,051,378
Cost of shares redeemed	(57,334,337)	(70,054,208)
Transaction fees (see Note 5)	71,233	45,341
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	36,096,876	37,042,511
Total Increase/(Decrease) in Net Assets	$47,982,044	$39,315,107

Net Assets:
Beginning of period	$39,315,107	$-
End of period	$87,297,151	$39,315,107

Change in Shares Outstanding:
Shares sold	2,450,000	2,975,000
Shares redeemed	(1,425,000)	(1,925,000)
Net Increase/(Decrease)	1,025,000	1,050,000

(a) Since Commencement of Operations on December 31, 2019.
(b) Since Commencement of Operations on March 31, 2020.
(c) Since Commencement of Operations on June 30, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Growth-100 Power Buffer ETF - April		Innovator Growth-100 Power Buffer ETF - July		Innovator Growth-100 Power Buffer ETF - October
Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Year Ended
October 31, 2021	October 31, 2020 (b)	October 31, 2021	October 31, 2020 (c)	October 31, 2021	October 31, 2020

$(259,193)	$(101,602)	$(353,207)	$(114,835)	$(473,273)	$(283,799)
(5,192,739)	8,151,401	(8,900,142)	14,223,459	8,113,007	3,332,388
8,891,577	(5,911,392)	15,325,242	(13,494,041)	2,671,177	1,433,718
3,439,645	2,138,407	6,071,893	614,583	10,310,911	4,482,307

-	-	-	-	-	(311,517)

45,954,157	38,555,993	43,936,683	121,986,685	105,332,633	86,024,859
(23,886,215)	(25,007,460)	(51,069,408)	(65,624,705)	(78,309,172)	(75,832,672)
28,936	30,218	35,903	34,541	28,393	53,850
22,096,878	13,578,751	(7,096,822)	56,396,521	27,051,854	10,246,037
$25,536,523	$15,717,158	$(1,024,929)	$57,011,104	$37,362,765	$14,416,827

$15,717,158	$-	$57,011,104	$-	$40,565,730	$26,148,903
$41,253,681	$15,717,158	$55,986,175	$57,011,104	$77,928,495	$40,565,730

1,275,000	1,175,000	950,000	2,875,000	2,765,000	2,660,000
(650,000)	(725,000)	(1,125,000)	(1,525,000)	(2,030,000)	(2,275,000)
625,000	450,000	(175,000)	1,350,000	735,000	385,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator U.S. Small Cap Power Buffer ETF - January
	Year Ended	Period Ended
	October 31, 2021	October 31, 2020 (a)

Operations:
Net investment income/(loss)	$(816,225)	$(374,961)
Net realized gain/(loss)	(15,176,409)	25,683,614
Net change in unrealized appreciation/(depreciation)	37,851,116	(26,557,778)
Net Increase/(Decrease) in Net Assets Resulting from Operations	21,858,482	(1,249,125)

Distributions to Shareholders:
Net distributions to shareholders	-	-

Capital Share Transactions:
Proceeds from shares sold	76,744,195	357,573,883
Cost of shares redeemed	(179,357,805)	(190,841,618)
Transaction fees (see Note 5)	125,315	105,015
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(102,488,295)	166,837,280
Total Increase/(Decrease) in Net Assets	$(80,629,813)	$165,588,155

Net Assets:
Beginning of period	$165,588,155	$-
End of period	$84,958,342	$165,588,155

Change in Shares Outstanding:
Shares sold	2,625,000	13,625,000
Shares redeemed	(6,275,000)	(7,300,000)
Net Increase/(Decrease)	(3,650,000)	6,325,000

(a) Since Commencement of Operations on December 31, 2019.
(b) Since Commencement of Operations on March 31, 2020.
(c) Since Commencement of Operations on June 30, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Small Cap Power Buffer ETF - April		Innovator U.S. Small Cap Power Buffer ETF - July		Innovator U.S. Small Cap Power Buffer ETF - October
Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Year Ended
October 31, 2021	October 31, 2020 (b)	October 31, 2021	October 31, 2020 (c)	October 31, 2021	October 31, 2020

$(420,234)	$(124,699)	$(277,526)	$(50,922)	$(353,995)	$(290,188)
(13,477,350)	17,068,991	(2,478,038)	5,860,439	5,704,801	(2,502,486)
17,637,722	(14,463,799)	6,142,194	(5,161,995)	1,008,753	2,246,501
3,740,138	2,480,493	3,386,630	647,522	6,359,559	(546,173)

-	-	-	-	-	(240,888)

78,380,790	75,646,125	74,488,070	46,775,700	52,802,615	87,022,548
(30,438,550)	(45,004,065)	(27,119,307)	(24,117,892)	(70,724,897)	(65,270,113)
46,320	24,401	12,499	10,222	24,735	25,054
47,988,560	30,666,461	47,381,262	22,668,030	(17,897,547)	21,777,489
$51,728,698	$33,146,954	$50,767,892	$23,315,552	$(11,537,988)	$20,990,428

$33,146,954	$-	$23,315,552	$-	$48,169,647	$27,179,219
$84,875,652	$33,146,954	$74,083,444	$23,315,552	$36,631,659	$48,169,647

2,900,000	3,000,000	2,825,000	1,950,000	1,975,000	3,625,000
(1,125,000)	(1,725,000)	(1,025,000)	(975,000)	(2,650,000)	(2,725,000)
1,775,000	1,275,000	1,800,000	975,000	(675,000)	900,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Operations:
Net investment income/(loss)
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation)
Net Increase/(Decrease) in Net Assets Resulting from Operations

Capital Share Transactions:
Proceeds from shares sold
Cost of shares redeemed
Transaction fees (see Note 5)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions
Total Increase/(Decrease) in Net Assets

Net Assets:
Beginning of period
End of period

Change in Shares Outstanding:
Shares sold
Shares redeemed
Net Increase/(Decrease)

(a) Since Commencement of Operations on December 31, 2020.
(b) Since Commencement of Operations on September 30, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Double Stacker ETF - January		Innovator Double Stacker ETF - October
Period Ended		Year Ended	Period Ended
October 31, 2021	(a)	October 31, 2021	October 31, 2020 (b)

$(31,076)		$(146,729)	$(3,179)
-		3,658,901	-
743,906		628,446	(202,993)
712,830		4,140,618	(206,172)

5,982,432		27,220,648	12,002,515
-		(34,197,275)	-
1,374		9,655	4,728
5,983,806		(6,966,972)	12,007,243
$6,696,636		$(2,826,354)	$11,801,071

$-		$11,801,071	$-
$6,696,636		$8,974,717	$11,801,071

225,000		900,000	475,000
-		(1,100,000)	-
225,000		(200,000)	475,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Operations:
Net investment income/(loss)
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation)
Net Increase/(Decrease) in Net Assets Resulting from Operations

Capital Share Transactions:
Proceeds from shares sold
Cost of shares redeemed
Transaction fees (see Note 5)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions
Total Increase/(Decrease) in Net Assets

Net Assets:
Beginning of period
End of period

Change in Shares Outstanding:
Shares sold
Shares redeemed
Net Increase/(Decrease)

(a) Since Commencement of Operations on December 31, 2020.
(b) Since Commencement of Operations on September 30, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Triple Stacker ETF - January	Innovator Triple Stacker ETF - October
Period Ended	Year Ended	Period Ended
October 31, 2021 (a)	October 31, 2021	October 31, 2020 (b)

$(205,245)	$(147,376)	$(3,741)
286,847	2,658,174	-
4,139,528	886,143	(216,541)
4,221,130	3,396,941	(220,282)

40,589,770	33,894,632	7,093,395
(722,005)	(27,477,210)	-
17,986	12,359	2,273
39,885,751	6,429,781	7,095,668
$44,106,881	$9,826,722	$6,875,386

$-	$6,875,386	$-
$44,106,881	$16,702,108	$6,875,386

1,525,000	1,150,000	275,000
(25,000)	(900,000)	-
1,500,000	250,000	275,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Operations:
Net investment income/(loss)
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation)
Net Increase/(Decrease) in Net Assets Resulting from Operations

Capital Share Transactions:
Proceeds from shares sold
Cost of shares redeemed
Transaction fees (see Note 5)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions
Total Increase/(Decrease) in Net Assets

Net Assets:
Beginning of period
End of period

Change in Shares Outstanding:
Shares sold
Shares redeemed
Net Increase/(Decrease)

(a) Since Commencement of Operations on December 31, 2020.
(b) Since Commencement of Operations on September 30, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Double Stacker 9 Buffer ETF - January	Innovator Double Stacker 9 Buffer ETF - October
Period Ended	Year Ended	Period Ended
October 31, 2021 (a)	October 31, 2021	October 31, 2020 (b)

$(85,113)	$(296,560)	$(8,708)
421,370	5,046,668	-
983,940	1,224,826	(653,284)
1,320,197	5,974,934	(661,992)

16,804,323	42,706,835	31,851,588
(4,790,635)	(58,341,173)	-
8,134	16,769	14,653
12,021,822	(15,617,569)	31,866,241
$13,342,019	$(9,642,635)	$31,204,249

$-	$31,204,249	$-
$13,342,019	$21,561,614	$31,204,249

650,000	1,500,000	1,250,000
(175,000)	(2,025,000)	-
475,000	(525,000)	1,250,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Operations:
Net investment income/(loss)
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation)
Net Increase/(Decrease) in Net Assets Resulting from Operations

Capital Share Transactions:
Proceeds from shares sold
Cost of shares redeemed
Transaction fees (see Note 5)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions
Total Increase/(Decrease) in Net Assets

Net Assets:
Beginning of period
End of period

Change in Shares Outstanding:
Shares sold
Shares redeemed
Net Increase/(Decrease)

(a) Since Commencement of Operations on March 31, 2021.
(b) Since Commencement of Operations on June 30, 2021.
(c) Since Commencement of Operations on September 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Accelerated ETF - April		Innovator U.S. Equity Accelerated ETF - July		Innovator U.S. Equity Accelerated ETF - October
Period Ended		Period Ended		Period Ended
October 31, 2021	(a)	October 31, 2021	(b)	October 31, 2021	(c)

$(32,349)		$(8,145)		$(1,098)
-		-		-
707,372		192,775		84,269
675,023		184,630		83,171

7,125,955		3,218,420		1,812,710
-		-		-
2,929		322		-
7,128,884		3,218,742		1,812,710
$7,803,907		$3,403,372		$1,895,881

$-		$-		$-
$7,803,907		$3,403,372		$1,895,881

275,000		125,000		75,000
-		-		-
275,000		125,000		75,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Operations:
Net investment income/(loss)
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation)
Net Increase/(Decrease) in Net Assets Resulting from Operations

Capital Share Transactions:
Proceeds from shares sold
Cost of shares redeemed
Transaction fees (see Note 5)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions
Total Increase/(Decrease) in Net Assets

Net Assets:
Beginning of period
End of period

Change in Shares Outstanding:
Shares sold
Shares redeemed
Net Increase/(Decrease)

(a) Since Commencement of Operations on March 31, 2021.
(b) Since Commencement of Operations on June 30, 2021.
(c) Since Commencement of Operations on September 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Accelerated Plus ETF - April		Innovator U.S. Equity Accelerated Plus ETF - July		Innovator U.S. Equity Accelerated Plus ETF - October
Period Ended		Period Ended		Period Ended
October 31, 2021	(a)	October 31, 2021	(b)	October 31, 2021	(c)

$(25,914)		$(18,095)		$(793)
-		-		-
526,824		386,272		57,542
500,910		368,177		56,749

7,953,698		9,116,830		2,473,085
-		-		-
2,336		2,613		-
7,956,034		9,119,443		2,473,085
$8,456,944		$9,487,620		$2,529,834

$-		$-		$-
$8,456,944		$9,487,620		$2,529,834

300,000		350,000		100,000
-		-		-
300,000		350,000		100,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Operations:
Net investment income/(loss)
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation)
Net Increase/(Decrease) in Net Assets Resulting from Operations

Capital Share Transactions:
Proceeds from shares sold
Cost of shares redeemed
Transaction fees (see Note 5)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions
Total Increase/(Decrease) in Net Assets

Net Assets:
Beginning of period
End of period

Change in Shares Outstanding:
Shares sold
Shares redeemed
Net Increase/(Decrease)

(a) Since Commencement of Operations on March 31, 2021.
(b) Since Commencement of Operations on June 30, 2021.
(c) Since Commencement of Operations on September 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Accelerated 9 Buffer ETF - April	Innovator U.S. Equity Accelerated 9 Buffer ETF - July		Innovator U.S. Equity Accelerated 9 Buffer ETF - October
Period Ended	Period Ended		Period Ended
October 31, 2021 (a)	October 31, 2021	(b)	October 31, 2021	(c)

$(109,217)	$(25,133)		$(1,939)
778,138	-		-
630,387	307,176		87,922
1,299,308	282,043		85,983

28,287,998	10,311,808		4,247,592
(9,961,575)	-		-
13,186	2,901		916
18,339,609	10,314,709		4,248,508
$19,638,917	$10,596,752		$4,334,491

$-	$-		$-
$19,638,917	$10,596,752		$4,334,491

1,100,000	400,000		175,000
(375,000)	-		-
725,000	400,000		175,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Operations:
Net investment income/(loss)
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation)
Net Increase/(Decrease) in Net Assets Resulting from Operations

Capital Share Transactions:
Proceeds from shares sold
Cost of shares redeemed
Transaction fees (see Note 5)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions
Total Increase/(Decrease) in Net Assets

Net Assets:
Beginning of period
End of period

Change in Shares Outstanding:
Shares sold
Shares redeemed
Net Increase/(Decrease)

(a) Since Commencement of Operations on March 31, 2021.
(b) Since Commencement of Operations on June 30, 2021.
(c) Since Commencement of Operations on September 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Growth Accelerated Plus ETF - April	Innovator Growth Accelerated Plus ETF - July		Innovator Growth Accelerated Plus ETF - October
Period Ended	Period Ended		Period Ended
October 31, 2021 (a)	October 31, 2021	(b)	October 31, 2021	(c)

$(84,706)	$(15,166)		$(1,155)
2,084,328	-		-
(642,001)	433,046		119,391
1,357,621	417,880		118,236

36,990,110	7,831,830		2,451,895
(19,903,855)	-		-
10,494	-		302
17,096,749	7,831,830		2,452,197
$18,454,370	$8,249,710		$2,570,433

$-	$-		$-
$18,454,370	$8,249,710		$2,570,433

1,325,000	300,000		100,000
(700,000)	-		-
625,000	300,000		100,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Operations:
Net investment income/(loss)
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation)
Net Increase/(Decrease) in Net Assets Resulting from Operations

Capital Share Transactions:
Proceeds from shares sold
Cost of shares redeemed
Transaction fees (see Note 5)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions
Total Increase/(Decrease) in Net Assets

Net Assets:
Beginning of period
End of period

Change in Shares Outstanding:
Shares sold
Shares redeemed
Net Increase/(Decrease)

(a) Since Commencement of Operations on August 17, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator 20+ Year Treasury Bond 9 Buffer ETF - July		Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly
Year Ended	Period Ended	Year Ended	Period Ended
October 31, 2021	October 31, 2020 (a)	October 31, 2021	October 31, 2020 (a)

$(31,134)	$(9,150)	$(97,060)	$(4,721)
(175,573)	(28,580)	(958,106)	(6,705)
102,436	(109,868)	204,383	(62,029)
(104,271)	(147,598)	(850,783)	(73,455)

4,293,060	6,853,705	24,917,011	5,592,057
(4,772,485)	(1,235,890)	(17,650,788)	(2,467,600)
2,409	2,801	20,696	2,172
(477,016)	5,620,616	7,286,919	3,126,629
$(581,287)	$5,473,018	$6,436,136	$3,053,174

$5,473,018	$-	$3,053,174	$-
$4,891,731	$5,473,018	$9,489,310	$3,053,174

175,000	275,000	1,025,000	225,000
(200,000)	(50,000)	(750,000)	(100,000)
(25,000)	225,000	275,000	125,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Operations:
Net investment income/(loss)
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation)
Net Increase/(Decrease) in Net Assets Resulting from Operations

Capital Share Transactions:
Proceeds from shares sold
Cost of shares redeemed
Transaction fees (see Note 5)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions
Total Increase/(Decrease) in Net Assets

Net Assets:
Beginning of period
End of period

Change in Shares Outstanding:
Shares sold
Shares redeemed
Net Increase/(Decrease)

(a) Since Commencement of Operations on June 30, 2021.
(b) Since Commencement of Operations on March 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Defined Wealth Shield ETF	Innovator U.S. Equity Accelerated ETF - Quarterly	Innovator Growth Accelerated ETF - Quarterly
Period Ended	Period Ended	Period Ended
October 31, 2021 (a)	October 31, 2021 (b)	October 31, 2021 (c)

$(24,714)	$(49,539)	$(57,511)
(3,059)	544,033	1,165,038
147,596	569,826	810,963
119,823	1,064,320	1,918,490

36,050,398	36,522,835	42,864,637
(7,095,248)	(24,171,698)	(29,104,648)
12,544	5,610	6,278
28,967,694	12,356,747	13,766,267
$29,087,517	$13,421,067	$15,684,757

$-	$-	$-
$29,087,517	$13,421,067	$15,684,757

1,400,000	1,350,000	1,550,000
(275,000)	(875,000)	(1,025,000)
1,125,000	475,000	525,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:			Capital Share Transactions:		Less Distributions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)		Distributions from realized gains
Innovator International Developed Power Buffer ETF - January
For the year ended 10/31/2021	$23.82	(0.22)	3.43	3.21	0.01		-
For the period 12/31/2019(d) - 10/31/2020	$24.44	(0.17)	(0.47)	(0.64)	0.02		-

Innovator International Developed Power Buffer ETF - April
For the period 3/31/2021(d) - 10/31/2021	$24.90	(0.13)	1.08	0.95	0.02		-

Innovator International Developed Power Buffer ETF - July
For the year ended 10/31/2021	$22.73	(0.21)	2.15	1.94	0.01		-
For the year ended 10/31/2020	$23.43	(0.19)	(0.30)	(0.49)	0.02		(0.23)
For the period 6/28/2019(d) - 10/31/2019	$23.04	(0.06)	0.43	0.37	0.02		-

Innovator International Developed Power Buffer ETF - October
For the period 9/30/2021(d) - 10/31/2021	$24.97	(0.02)	0.45	0.43	-	(f)	-

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.
(e) Includes broker interest expense of 0.01%.
(f) Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (b)

3.22	$27.04	13.47%	$57,450	0.85%		(0.85)%	0%
(0.62)	$23.82	(2.52)%	$52,415	0.85%		(0.85)%	0%

0.97	$25.87	3.88%	$20,047	0.85%		(0.85)%	0%

1.95	$24.68	8.58%	$56,141	0.85%		(0.85)%	0%
(0.70)	$22.73	(2.04)%	$69,883	0.86	%(e)	(0.86)%	0%
0.39	$23.43	1.70%	$63,851	0.85%		(0.85)%	99%

0.43	$25.40	1.72%	$9,525	0.85%		(0.85)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:				Capital Share Transactions:		Less Distributions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)		Total From Investment Operations	Transaction fees (see Note 5)		Distributions from realized gains
Innovator Emerging Markets Power Buffer ETF - January
For the year ended 10/31/2021	$27.26	(0.27)	2.94	(h)	2.67	0.02		-
For the period 12/31/2019(d) - 10/31/2020	$26.80	(0.19)	0.62	(e)	0.43	0.03		-

Innovator Emerging Markets Power Buffer ETF - April
For the period 3/31/2021(d) - 10/31/2021	$24.96	(0.13)	(0.10	)(h)	(0.23)	0.02		-

Innovator Emerging Markets Power Buffer ETF - July
For the year ended 10/31/2021	$25.60	(0.23)	0.39		0.16	0.01		-
For the year ended 10/31/2020	$25.25	(0.22)	0.71	(e)	0.49	0.03		(0.17)
For the period 6/28/2019(d) - 10/31/2019	$25.28	(0.07)	0.02	(e)	(0.05)	0.02		-

Innovator Emerging Markets Power Buffer ETF - October
For the period 9/30/2021(d) - 10/31/2021	$24.99	(0.02)	0.26		0.24	-	(g)	-

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.

(e)     Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

(f) Includes broker interest expense of 0.01%.
(g) Amount represents less than $0.01 per share.

(h)     Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (b)

2.69	$29.95	9.87%	$106,320	0.89%		(0.89)%	0%
0.46	$27.26	1.71%	$27,940	0.89%		(0.89)%	0%

(0.21)	$24.75	(0.84)%	$34,031	0.89%		(0.89)%	0%

0.17	$25.77	0.68%	$41,237	0.89%		(0.89)%	0%
0.35	$25.60	2.04%	$35,197	0.90	%(f)	(0.90)%	0%
(0.03)	$25.25	(0.11)%	$43,559	0.89%		(0.89)%	31%

0.24	$25.23	0.98%	$5,047	0.89%		(0.89)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:			Capital Share Transactions:	Less Distributions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)	Distributions from net realized gains
Innovator Growth-100 Power Buffer ETF - January
For the year ended 10/31/2021	$37.44	(0.31)	4.91	4.60	0.03	-
For the period 12/31/2019(d) - 10/31/2020	$34.94	(0.24)	2.69	2.45	0.05	-

Innovator Growth-100 Power Buffer ETF - April
For the year ended 10/31/2021	$34.93	(0.29)	3.71	3.42	0.03	-
For the period 3/31/2020(d) - 10/31/2020	$31.27	(0.16)	3.77	3.61	0.05	-

Innovator Growth-100 Power Buffer ETF - July
For the year ended 10/31/2021	$42.23	(0.36)	5.74	5.38	0.04	-
For the period 6/30/2020(d) - 10/31/2020	$40.64	(0.11)	1.67	1.56	0.03	-

Innovator Growth-100 Power Buffer ETF - October
For the year ended 10/31/2021	$33.53	(0.30)	6.82	6.52	0.02	-
For the year ended 10/31/2020	$31.70	(0.26)	2.39	2.13	0.05	(0.35)
For the period 9/30/2019(d) - 10/31/2019	$31.01	(0.02)	0.70	0.68	0.01	-

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.
(e) Includes broker interest expense of 0.02%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (b)

4.63	$42.07	12.36%	$87,297	0.79%		(0.79)%	0%
2.50	$37.44	7.16%	$39,315	0.79%		(0.79)%	0%

3.45	$38.38	9.87%	$41,254	0.79%		(0.79)%	0%
3.66	$34.93	11.69%	$15,717	0.79%		(0.79)%	0%

5.42	$47.65	12.83%	$55,986	0.79%		(0.79)%	0%
1.59	$42.23	3.91%	$57,011	0.79%		(0.79)%	0%

6.54	$40.07	19.51%	$77,928	0.79%		(0.79)%	0%
1.83	$33.53	6.92%	$40,566	0.81	%(e)	(0.81)%	0%
0.69	$31.70	2.21%	$26,149	0.79%		(0.79)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:			Capital Share Transactions:	Less Distributions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)	Distributions from realized gains
Innovator U.S. Small Cap Power Buffer ETF - January
For the year ended 10/31/2021	$26.18	(0.24)	5.78	5.54	0.04	-
For the period 12/31/2019(d) - 10/31/2020	$26.70	(0.17)	(0.40)	(0.57)	0.05	-

Innovator U.S. Small Cap Power Buffer ETF - April
For the year ended 10/31/2021	$26.00	(0.22)	2.03	1.81	0.02	-
For the period 3/31/2020(d) - 10/31/2020	$23.05	(0.12)	3.05	2.93	0.02	-

Innovator U.S. Small Cap Power Buffer ETF - July
For the year ended 10/31/2021	$23.91	(0.21)	2.99	2.78	0.01	-
For the period 6/30/2020(d) - 10/31/2020	$23.07	(0.06)	0.89	0.83	0.01	-

Innovator U.S. Small Cap Power Buffer ETF - October
For the year ended 10/31/2021	$24.08	(0.21)	3.77	3.56	0.01	-
For the year ended 10/31/2020	$24.71	(0.19)	(0.26)	(0.45)	0.02	(0.20)
For the period 9/30/2019(d) - 10/31/2019	$24.38	(0.01)	0.33	0.32	0.01	-

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (b)

5.58	$31.76	21.31%	$84,958	0.79%	(0.79)%	0%
(0.52)	$26.18	(1.95)%	$165,588	0.79%	(0.79)%	0%

1.83	$27.83	7.04%	$84,876	0.79%	(0.79)%	0%
2.95	$26.00	12.79%	$33,147	0.79%	(0.79)%	0%

2.79	$26.70	11.64%	$74,083	0.79%	(0.79)%	0%
0.84	$23.91	3.66%	$23,316	0.79%	(0.79)%	0%

3.57	$27.65	14.79%	$36,632	0.79%	(0.79)%	0%
(0.63)	$24.08	(1.73)%	$48,170	0.79%	(0.79)%	0%
0.33	$24.71	1.35%	$27,179	0.79%	(0.74)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)
Innovator Double Stacker ETF - January
For the period 12/31/2020(d) - 10/31/2021	$25.43	(0.18)	4.50	4.32	0.01

Innovator Double Stacker ETF - October
For the year ended 10/31/2021	$24.84	(0.23)	8.01	7.78	0.02
For the period 9/30/2020(d) - 10/31/2020	$25.47	(0.02)	(0.64)	(0.66)	0.03

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses	Net investment income/(loss)		Portfolio turnover rate (b)

4.33	$29.76	17.04%	$6,697	0.79%	(0.79)%		0%

7.80	$32.64	31.36%	$8,975	0.79%	(0.79)%		0%
(0.63)	$24.84	(2.46)%	$11,801	0.80%	(0.80	)%(e)	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)
Innovator Triple Stacker ETF - January
For the period 12/31/2020(d) - 10/31/2021	$25.42	(0.18)	4.14	3.96	0.02

Innovator Triple Stacker ETF - October
For the year ended 10/31/2021	$25.00	(0.23)	7.02	6.79	0.02
For the period 9/30/2020(d) - 10/31/2020	$25.46	(0.02)	(0.45)	(0.47)	0.01

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (b)

3.98	$29.40	15.68%	$44,107	0.79%	(0.79)%	0%

6.81	$31.81	27.25%	$16,702	0.79%	(0.79)%	0%
(0.46)	$25.00	(1.80)%	$6,875	0.79%	(0.79)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)
Innovator Double Stacker 9 Buffer ETF - January
For the period 12/31/2020(d) - 10/31/2021	$25.42	(0.18)	2.83	2.65	0.02

Innovator Double Stacker 9 Buffer ETF - October
For the year ended 10/31/2021	$24.96	(0.22)	4.99	4.77	0.01
For the period 9/30/2020(d) - 10/31/2020	$25.46	(0.02)	(0.51)	(0.53)	0.03

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (b)

2.67	$28.09	10.50%	$13,342	0.79%	(0.79)%	0%

4.78	$29.74	19.14%	$21,562	0.79%	(0.79)%	0%
(0.50)	$24.96	(1.95)%	$31,204	0.79%	(0.79)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)
Innovator U.S. Equity Accelerated ETF - April
For the period 3/31/2021(d) - 10/31/2021	$25.37	(0.13)	3.13	3.00	0.01

Innovator U.S. Equity Accelerated ETF - July
For the period 6/30/2021(d) - 10/31/2021	$25.69	(0.07)	1.61	1.54	-	(e)

Innovator U.S. Equity Accelerated ETF - October
For the period 9/30/2021(d) - 10/31/2021	$24.05	(0.02)	1.25	1.23	-

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.
(e) Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (b)

3.01	$28.38	11.86%	$7,804	0.79%	(0.79)%	0%

1.54	$27.23	5.98%	$3,403	0.79%	(0.79)%	0%

1.23	$25.28	5.11%	$1,896	0.79%	(0.85)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)
Innovator U.S. Equity Accelerated Plus ETF - April
For the period 3/31/2021(d) - 10/31/2021	$25.37	(0.13)	2.94	2.81	0.01

Innovator U.S. Equity Accelerated Plus ETF - July
For the period 6/30/2021(d) - 10/31/2021	$25.68	(0.07)	1.49	1.42	0.01

Innovator U.S. Equity Accelerated Plus ETF - October
For the period 9/30/2021(d) - 10/31/2021	$24.05	(0.02)	1.27	1.25	-

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (b)

2.82	$28.19	11.11%	$8,457	0.79%	(0.79)%	0%

1.43	$27.11	5.56%	$9,488	0.79%	(0.79)%	0%

1.25	$25.30	5.20%	$2,530	0.79%	(0.83)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)
Innovator U.S. Equity Accelerated 9 Buffer ETF - April
For the period 3/31/2021(d) - 10/31/2021	$25.37	(0.12)	1.83	1.71	0.01

Innovator U.S. Equity Accelerated 9 Buffer ETF - July
For the period 6/30/2021(d) - 10/31/2021	$25.68	(0.07)	0.87	0.80	0.01

Innovator U.S. Equity Accelerated 9 Buffer ETF - October
For the period 9/30/2021(d) - 10/31/2021	$24.04	(0.02)	0.74	0.72	0.01

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (b)

1.72	$27.09	6.77%	$19,639	0.79%	(0.79)%	0%

0.81	$26.49	3.16%	$10,597	0.79%	(0.79)%	0%

0.73	$24.77	3.03%	$4,334	0.79%	(0.82)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)
Innovator Growth Accelerated Plus ETF - April
For the period 3/31/2021(d) - 10/31/2021	$25.53	(0.13)	4.11	3.98	0.02

Innovator Growth Accelerated Plus ETF - July
For the period 6/30/2021(d) - 10/31/2021	$25.52	(0.07)	2.05	1.98	-

Innovator Growth Accelerated Plus ETF - October
For the period 9/30/2021(d) - 10/31/2021	$24.32	(0.02)	1.40	1.38	-	(e)

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.
(e) Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (b)

4.00	$29.53	15.66%	$18,454	0.79%	(0.79)%	0%

1.98	$27.50	7.75%	$8,250	0.79%	(0.79)%	0%

1.38	$25.70	5.69%	$2,570	0.79%	(0.82)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:				Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)		Total From Investment Operations	Transaction fees (see Note 5)
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July
For the year ended 10/31/2021	$24.32	(0.17)	0.30	(f)	0.13	0.01
For the period 8/17/2020(d) - 10/31/2020	$24.87	(0.04)	(0.52)		(0.56)	0.01

Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly
For the year ended 10/31/2021	$24.43	(0.19)	(0.56	)(g)	(0.75)	0.04
For the period 8/17/2020(d) - 10/31/2020	$24.87	(0.04)	(0.42)		(0.46)	0.02

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.
(e) Includes broker interest expense of 0.01%.

(f)          Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

(g)          Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (b)

0.14	$24.46	0.55%	$4,892	0.79%		(0.72)%	0%
(0.55)	$24.32	(2.19)%	$5,473	0.79%		(0.79)%	0%

(0.71)	$23.72	(2.87)%	$9,489	0.79%		(0.79)%	0%
(0.44)	$24.43	(1.79)%	$3,053	0.80	%(e)	(0.80)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:				Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)		Total From Investment Operations	Transaction fees (see Note 5)
Innovator Defined Wealth Shield ETF
For the period 6/30/2021(d) - 10/31/2021	$25.69	(0.06)	0.20	(e)	0.14	0.03

Innovator U.S. Equity Accelerated ETF - Quarterly
For the period 3/31/2021(d) - 10/31/2021	$25.37	(0.13)	3.00		2.87	0.01

Innovator Growth Accelerated ETF - Quarterly
For the period 3/31/2021(d) - 10/31/2021	$25.53	(0.13)	4.47		4.34	0.01

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.

(e)    Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (b)

0.17	$25.86	0.65%	$29,088	0.69%	(0.69)%	0%

2.88	$28.25	11.37%	$13,421	0.79%	(0.79)%	0%

4.35	$29.88	17.02%	$15,685	0.79%	(0.79)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Notes to Financial Statements

1.	ORGANIZATION

Innovator ETFs Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.  The Trust currently consists of multiple operational series, of which thirty-nine are covered in this report, collectively the (“Funds”):

Name	Ticker	Commencement of Operations	Tracking Index/Fund
Innovator U.S. Equity Buffer ETF – January	BJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – February	BFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – March	BMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – April	BAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – May	BMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – June	BJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – July	BJUL	August 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – August	BAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – September	BSEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – October	BOCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – November	BNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – December	BDEC	November 29, 2019	S&P 500® Price Index
Innovator U.S. Equity Power Buffer ETF – January	PJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – February	PFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – March	PMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – April	PAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – May	PMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – June	PJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – July	PJUL	August 7, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – August	PAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – September	PSEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – October	POCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – November	PNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – December	PDEC	November 29, 2019	S&P 500® Price Index
Innovator U.S. Equity Ultra Buffer ETF – January	UJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – February	UFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – March	UMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – April	UAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – May	UMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – June	UJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – July	UJUL	August 7, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – August	UAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – September	USEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – October	UOCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – November	UNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – December	UDEC	November 29, 2019	S&P 500® Price Index
Innovator International Developed Power Buffer ETF – January	IJAN	December 31, 2019	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF – April	IAPR	March 31, 2021	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF – July	IJUL	June 28, 2019	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF – October	IOCT	September 30, 2021	iShares MSCI EAFE ETF
Innovator Emerging Markets Power Buffer ETF – January	EJAN	December 31, 2019	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF – April	EAPR	March 31, 2021	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF – July	EJUL	June 28, 2019	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF – October	EOCT	September 30, 2021	iShares MSCI Emerging Markets ETF
Innovator Growth-100 Power Buffer ETF – January	NJAN	December 31, 2019	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF – April	NAPR	March 31, 2020	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF – July	NJUL	June 30, 2020	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF – October	NOCT	September 30, 2019	Invesco QQQ Trust
Innovator U.S. Small Cap Power Buffer ETF – January	KJAN	December 31, 2019	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF – April	KAPR	March 31, 2020	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF – July	KJUL	June 30, 2020	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF – October	KOCT	September 30, 2019	iShares Russell 2000 ETF

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Name	Ticker	Commencement of Operations	Tracking Index/Fund
Innovator Double Stacker ETF – January	DSJA	December 31, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator Double Stacker ETF – October	DSOC	September 30, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator Triple Stacker ETF – January	TSJA	December 31, 2020	SPDR S&P 500® ETF Trust, Invesco QQQ Trust and iShares Russell 2000 ETF
Innovator Triple Stacker ETF – October	TSOC	September 30, 2020	SPDR S&P 500® ETF Trust, Invesco QQQ Trust and iShares Russell 2000 ETF
Innovator Double Stacker 9 Buffer ETF – January	DBJA	December 31, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator Double Stacker 9 Buffer ETF – October	DBOC	September 30, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator U.S. Equity Accelerated ETF – April	XDAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF – July	XDJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF – October	XDOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF – April	XTAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF – July	XTJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF – October	XTOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF – April	XBAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF – July	XBJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF – October	XBOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator Growth Accelerated Plus ETF – April	QTAP	March 31, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF – July	QTJL	June 30, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF – October	QTOC	September 30, 2021	Invesco QQQ Trust
Innovator 20+ Year Treasury Bond 9 Buffer ETF – July	TBJL	August 17, 2020	iShares 20+ Year Treasury Bond ETF
Innovator 20+ Year Treasury Bond 5 Floor ETF – Quarterly	TFJL	August 17, 2020	iShares 20+ Year Treasury Bond ETF
Innovator Defined Wealth Shield ETF	BALT	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF – Quarterly	XDSQ	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator Growth Accelerated ETF – Quarterly	XDQQ	March 31, 2021	Invesco QQQ Trust

(a) Each Fund individually seeks to track, before fees and expenses, the respective index/fund up to a respective upside cap while providing a respective buffer for a given period.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The operational series of the Trust covered outside of this report consist of:

Name	Ticker	Commencement of Operations	Tracking Index
Innovator IBD® 50 ETF	FFTY	April 8, 2015	IBD® 50 Index
Innovator IBD® Breakout Opportunities ETF	BOUT	September 12, 2018	IBD® Breakout Stocks Index
Innovator Loup Frontier Tech ETF	LOUP	July 24, 2018	Loup Frontier Tech Index
Innovator S&P Investment Grade Preferred ETF	EPRF	May 23, 2016	S&P U.S. High Quality Preferred Stock Index
Innovator Laddered Fund of U.S. Equity Power Buffer ETFs	BUFF	October 19, 2016	Refinitiv Laddered Power Buffer Strategy Index
Innovator U.S. Equity Buffer ETF – January	BJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – February	BFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – March	BMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – April	BAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – May	BMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – June	BJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – July	BJUL	August 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – August	BAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – September	BSEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – October	BOCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – November	BNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – December	BDEC	November 29, 2019	S&P 500® Price Index
Innovator U.S. Equity Power Buffer ETF – January	PJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – February	PFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – March	PMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – April	PAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – May	PMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – June	PJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – July	PJUL	August 7, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – August	PAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – September	PSEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – October	POCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – November	PNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – December	PDEC	November 29, 2019	S&P 500® Price Index
Innovator U.S. Equity Ultra Buffer ETF – January	UJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – February	UFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – March	UMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – April	UAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – May	UMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – June	UJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – July	UJUL	August 7, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – August	UAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – September	USEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – October	UOCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – November	UNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – December	UDEC	November 29, 2019	S&P 500® Price Index

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The Funds are exchange traded funds that offer one class of shares, do not charge a sales load, do not have a redemption fee and currently do not charge a 12b-1 fee to their shareholders. The Innovator International Developed and Emerging Markets ETFs list and principally trade their shares on NYSE Arca (“NYSE”). All other Innovator ETFs included in this report each, respectively, list and principally trade their shares on Cboe BZX Exchange, Inc. (“Cboe BZX”).

Each Fund employs a specific “defined outcome strategy.” Defined outcome strategies generally seek to produce pre-determined investment outcomes based upon the performance of an index or one or more underlying securities. The Funds’ pre-determined outcomes (“Outcomes”) are based upon the price performance of a benchmark index or one or more underlying exchange-traded fund (the “Benchmark”) over a period of approximately one year or another predetermined period (“Outcome Period”). The Funds’ investment strategy provides shareholders with participation in any gains experienced by the applicable Benchmark over the course of the Outcome Period, subject to a cap on upside returns (a “Cap”), and, if applicable, a predetermined buffer (a “Buffer”) against Benchmark losses for the Outcome Period. These defined outcomes are managed by purchasing and selling call and put FLexible EXchange Options (“FLEX Options”) to create layers within a Fund’s portfolio. Each Fund’s FLEX Option has the same reference asset and expiration date, with uniquely selected strike prices for the Fund’s Outcome Period. Due to the customizable nature of FLEX Options that allows for specific strike prices to be selected for the same reference asset and expiration date, when each of the FLEX Options expire on the last day of the Outcome Period, the Funds are expected to achieve a Benchmark investment return with the applicable Buffer and Cap investment parameters.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

The net asset values (“NAV”) of the Funds are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. ET). If the NYSE closes early on a valuation day, the Funds shall determine NAV as of that time.

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Trust’s Pricing Committee (“Pricing Committee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Funds in accordance with the Trust’s valuation procedures.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fixed income securities, swaps, currency-, credit- and commodity-linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Deposit accounts are valued at acquisition cost. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Pricing Committee.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Exchange-traded option contracts (other than FLEX Option contracts) will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. OTC options are fair valued at the mean of the most recent bid and asked price, if available, and otherwise at their closing bid price. FLEX Options will be valued at a model-based price provided by the exchange on which the option is traded at the official close of that exchange’s trading date. If the exchange on which the option is traded is unable to provide a model price, FLEX Options prices will be provided by backup provider Super Derivatives. Otherwise, the value of a FLEX Option will be determined by the Pricing Committee in accordance with the Trust’s valuation procedures.

If no quotation can be obtained from a pricing service, then the Pricing Committee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Funds for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Fair Valuation Measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC Topic 820, Fair Value Measurement (“ASC 820”), various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

•	Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 –

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The following table summarizes valuation of the Funds’ investments under the fair value hierarchy levels as of October 31, 2021:

IJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$59,192,819	$-	$59,192,819
Short Term Investments	119,190	-	-	119,190
Total Assets	$119,190	$59,192,819	$-	$59,312,009

Liabilities
Options Written	$-	$1,808,244	$-	$1,808,244
Total Liabilities	$-	$1,808,244	$-	$1,808,244

IAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$20,522,955	$-	$20,522,955
Short Term Investments	80,726	-	-	80,726
Total Assets	$80,726	$20,522,955	$-	$20,603,681

Liabilities
Options Written	$-	$542,504	$-	$542,504
Total Liabilities	$-	$542,504	$-	$542,504

IJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$57,896,619	$-	$57,896,619
Short Term Investments	332,830	-	-	332,830
Total Assets	$332,830	$57,896,619	$-	$58,229,449

Liabilities
Options Written	$-	$2,048,823	$-	$2,048,823
Total Liabilities	$-	$2,048,823	$-	$2,048,823

IOCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$9,881,533	$-	$9,881,533
Short Term Investments	70,536	-	-	70,536
Total Assets	$70,536	$9,881,533	$-	$9,952,069

Liabilities
Options Written	$-	$422,066	$-	$422,066
Total Liabilities	$-	$422,066	$-	$422,066

EJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$106,901,670	$-	$106,901,670
Short Term Investments	242,711	-	-	242,711
Total Assets	$242,711	$106,901,670	$-	$107,144,381

Liabilities
Options Written	$-	$724,658	$-	$724,658
Total Liabilities	$-	$724,658	$-	$724,658

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

EAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$34,737,382	$-	$34,737,382
Short Term Investments	140,337	-	-	140,337
Total Assets	$140,337	$34,737,382	$-	$34,877,719

Liabilities
Options Written	$-	$821,740	$-	$821,740
Total Liabilities	$-	$821,740	$-	$821,740

EJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$43,269,649	$-	$43,269,649
Short Term Investments	244,662	-	-	244,662
Total Assets	$244,662	$43,269,649	$-	$43,514,311

Liabilities
Options Written	$-	$2,246,632	$-	$2,246,632
Total Liabilities	$-	$2,246,632	$-	$2,246,632

EOCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$5,335,073	$-	$5,335,073
Short Term Investments	40,375	-	-	40,375
Total Assets	$40,375	$5,335,073	$-	$5,375,448

Liabilities
Options Written	$-	$326,125	$-	$326,125
Total Liabilities	$-	$326,125	$-	$326,125

NJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$96,512,260	$-	$96,512,260
Short Term Investments	163,025	-	-	163,025
Total Assets	$163,025	$96,512,260	$-	$96,675,285

Liabilities
Options Written	$-	$9,318,075	$-	$9,318,075
Total Liabilities	$-	$9,318,075	$-	$9,318,075

NAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$46,661,596	$-	$46,661,596
Short Term Investments	183,163	-	-	183,163
Total Assets	$183,163	$46,661,596	$-	$46,844,759

Liabilities
Options Written	$-	$5,563,251	$-	$5,563,251
Total Liabilities	$-	$5,563,251	$-	$5,563,251

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

NJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$60,887,636	$-	$60,887,636
Short Term Investments	307,012	-	-	307,012
Total Assets	$307,012	$60,887,636	$-	$61,194,648

Liabilities
Options Written	$-	$5,171,040	$-	$5,171,040
Total Liabilities	$-	$5,171,040	$-	$5,171,040

NOCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$85,421,333	$-	$85,421,333
Short Term Investments	608,472	-	-	608,472
Total Assets	$608,472	$85,421,333	$-	$86,029,805

Liabilities
Options Written	$-	$8,054,158	$-	$8,054,158
Total Liabilities	$-	$8,054,158	$-	$8,054,158

KJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$89,671,861	$-	$89,671,861
Short Term Investments	162,903	-	-	162,903
Total Assets	$162,903	$89,671,861	$-	$89,834,764

Liabilities
Options Written	$-	$4,817,981	$-	$4,817,981
Total Liabilities	$-	$4,817,981	$-	$4,817,981

KAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$87,519,897	$-	$87,519,897
Short Term Investments	329,181	-	-	329,181
Total Assets	$329,181	$87,519,897	$-	$87,849,078

Liabilities
Options Written	$-	$2,918,445	$-	$2,918,445
Total Liabilities	$-	$2,918,445	$-	$2,918,445

KJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$77,734,856	$-	$77,734,856
Short Term Investments	432,972	-	-	432,972
Total Assets	$432,972	$77,734,856	$-	$78,167,828

Liabilities
Options Written	$-	$4,037,194	$-	$4,037,194
Total Liabilities	$-	$4,037,194	$-	$4,037,194

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

KOCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$39,186,655	$-	$39,186,655
Short Term Investments	279,440	-	-	279,440
Total Assets	$279,440	$39,186,655	$-	$39,466,095

Liabilities
Options Written	$-	$2,815,178	$-	$2,815,178
Total Liabilities	$-	$2,815,178	$-	$2,815,178

DSJA
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$8,296,414	$-	$8,296,414
Short Term Investments	4,083	-	-	4,083
Total Assets	$4,083	$8,296,414	$-	$8,300,497

Liabilities
Options Written	$-	$1,599,528	$-	$1,599,528
Total Liabilities	$-	$1,599,528	$-	$1,599,528

DSOC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$10,151,069	$-	$10,151,069
Short Term Investments	83,064	-	-	83,064
Total Assets	$83,064	$10,151,069	$-	$10,234,133

Liabilities
Options Written	$-	$1,250,731	$-	$1,250,731
Total Liabilities	$-	$1,250,731	$-	$1,250,731

TSJA
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$61,673,837	$-	$61,673,837
Short Term Investments	96,839	-	-	96,839
Total Assets	$96,839	$61,673,837	$-	$61,770,676

Liabilities
Options Written	$-	$17,634,797	$-	$17,634,797
Total Liabilities	$-	$17,634,797	$-	$17,634,797

TSOC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$20,826,567	$-	$20,826,567
Short Term Investments	131,676	-	-	131,676
Total Assets	$131,676	$20,826,567	$-	$20,958,243

Liabilities
Options Written	$-	$4,244,914	$-	$4,244,914
Total Liabilities	$-	$4,244,914	$-	$4,244,914

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

DBJA
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$17,558,945	$-	$17,558,945
Short Term Investments	9,028	-	-	9,028
Total Assets	$9,028	$17,558,945	$-	$17,567,973

Liabilities
Options Written	$-	$4,216,268	$-	$4,216,268
Total Liabilities	$-	$4,216,268	$-	$4,216,268

DBOC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$26,119,306	$-	$26,119,306
Short Term Investments	178,733	-	-	178,733
Total Assets	$178,733	$26,119,306	$-	$26,298,039

Liabilities
Options Written	$-	$4,721,151	$-	$4,721,151
Total Liabilities	$-	$4,721,151	$-	$4,721,151

XDAP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$9,192,264	$-	$9,192,264
Short Term Investments	27,855	-	-	27,855
Total Assets	$27,855	$9,192,264	$-	$9,220,119

Liabilities
Options Written	$-	$1,411,170	$-	$1,411,170
Total Liabilities	$-	$1,411,170	$-	$1,411,170

XDJL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$3,742,628	$-	$3,742,628
Short Term Investments	19,211	-	-	19,211
Total Assets	$19,211	$3,742,628	$-	$3,761,839

Liabilities
Options Written	$-	$356,242	$-	$356,242
Total Liabilities	$-	$356,242	$-	$356,242

XDOC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$2,106,338	$-	$2,106,338
Short Term Investments	14,954	-	-	14,954
Total Assets	$14,954	$2,106,338	$-	$2,121,292

Liabilities
Options Written	$-	$224,313	$-	$224,313
Total Liabilities	$-	$224,313	$-	$224,313

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

XTAP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$11,357,185	$-	$11,357,185
Short Term Investments	24,460	-	-	24,460
Total Assets	$24,460	$11,357,185	$-	$11,381,645

Liabilities
Options Written	$-	$2,919,481	$-	$2,919,481
Total Liabilities	$-	$2,919,481	$-	$2,919,481

XTJL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$11,482,765	$-	$11,482,765
Short Term Investments	51,205	-	-	51,205
Total Assets	$51,205	$11,482,765	$-	$11,533,970

Liabilities
Options Written	$-	$2,040,308	$-	$2,040,308
Total Liabilities	$-	$2,040,308	$-	$2,040,308

XTOC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$3,039,740	$-	$3,039,740
Short Term Investments	14,423	-	-	14,423
Total Assets	$14,423	$3,039,740	$-	$3,054,163

Liabilities
Options Written	$-	$572,715	$-	$572,715
Total Liabilities	$-	$572,715	$-	$572,715

XBAP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$24,566,474	$-	$24,566,474
Short Term Investments	72,858	-	-	72,858
Total Assets	$72,858	$24,566,474	$-	$24,639,332

Liabilities
Options Written	$-	$4,987,459	$-	$4,987,459
Total Liabilities	$-	$4,987,459	$-	$4,987,459

XBJL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$12,416,743	$-	$12,416,743
Short Term Investments	58,179	-	-	58,179
Total Assets	$58,179	$12,416,743	$-	$12,474,922

Liabilities
Options Written	$-	$1,871,178	$-	$1,871,178
Total Liabilities	$-	$1,871,178	$-	$1,871,178

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

XBOC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$5,150,796	$-	$5,150,796
Short Term Investments	33,408	-	-	33,408
Total Assets	$33,408	$5,150,796	$-	$5,184,204

Liabilities
Options Written	$-	$847,774	$-	$847,774
Total Liabilities	$-	$847,774	$-	$847,774

QTAP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$26,283,092	$-	$26,283,092
Short Term Investments	85,120	-	-	85,120
Total Assets	$85,120	$26,283,092	$-	$26,368,212

Liabilities
Options Written	$-	$7,902,783	$-	$7,902,783
Total Liabilities	$-	$7,902,783	$-	$7,902,783

QTJL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$10,308,922	$-	$10,308,922
Short Term Investments	41,837	-	-	41,837
Total Assets	$41,837	$10,308,922	$-	$10,350,759

Liabilities
Options Written	$-	$2,095,975	$-	$2,095,975
Total Liabilities	$-	$2,095,975	$-	$2,095,975

QTOC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$3,278,637	$-	$3,278,637
Short Term Investments	18,814	-	-	18,814
Total Assets	$18,814	$3,278,637	$-	$3,297,451

Liabilities
Options Written	$-	$725,863	$-	$725,863
Total Liabilities	$-	$725,863	$-	$725,863

TBJL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$5,066,749	$-	$5,066,749
Short Term Investments	24,073	-	-	24,073
Total Assets	$24,073	$5,066,749	$-	$5,090,822

Liabilities
Options Written	$-	$195,901	$-	$195,901
Total Liabilities	$-	$195,901	$-	$195,901

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

TFJL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$9,572,200	$-	$9,572,200
Short Term Investments	18,553	-	-	18,553
Total Assets	$18,553	$9,572,200	$-	$9,590,753

Liabilities
Options Written	$-	$94,513	$-	$94,513
Total Liabilities	$-	$94,513	$-	$94,513

BALT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$31,064,334	$-	$31,064,334
Short Term Investments	37,943	-	-	37,943
Total Assets	$37,943	$31,064,334	$-	$31,102,277

Liabilities
Options Written	$-	$2,041,882	$-	$2,041,882
Total Liabilities	$-	$2,041,882	$-	$2,041,882

XDSQ
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$14,737,090	$-	$14,737,090
Short Term Investments	8,022	-	-	8,022
Total Assets	$8,022	$14,737,090	$-	$14,745,112

Liabilities
Options Written	$-	$1,315,199	$-	$1,315,199
Total Liabilities	$-	$1,315,199	$-	$1,315,199

XDQQ
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$17,365,027	$-	$17,365,027
Short Term Investments	17,352	-	-	17,352
Total Assets	$17,352	$17,365,027	$-	$17,382,379

Liabilities
Options Written	$-	$1,687,382	$-	$1,687,382
Total Liabilities	$-	$1,687,382	$-	$1,687,382

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

There were no Level 3 investments for the Funds during the year or period ended October 31, 2021.

Option Contracts:

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).

The Funds invest primarily in FLEX Option contracts. FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options in which the Funds will invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.

The Funds will purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

All of the FLEX Option contracts held by the Funds are fully funded and cash settled, therefore balance sheet offsetting under ASC 210 does not apply.

The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Funds could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The Funds may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time to until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Index (although they generally move in the same direction). However, as a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Index.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The value of derivative instruments on the Statements of Assets and Liabilities for the Funds as of October 31, 2021 are as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at value	Options written, at value
IJAN	$59,192,819	$1,808,244
IAPR	20,522,955	542,504
IJUL	57,896,619	2,048,823
IOCT	9,881,533	422,066
EJAN	106,901,670	724,658
EAPR	34,737,382	821,740
EJUL	43,269,649	2,246,632
EOCT	5,335,073	326,125
NJAN	96,512,260	9,318,075
NAPR	46,661,596	5,563,251
NJUL	60,887,636	5,171,040
NOCT	85,421,333	8,054,158
KJAN	89,671,861	4,817,981
KAPR	87,519,897	2,918,445
KJUL	77,734,856	4,037,194
KOCT	39,186,655	2,815,178
DSJA	8,296,414	1,599,528
DSOC	10,151,069	1,250,731
TSJA	61,673,837	17,634,797
TSOC	20,826,567	4,244,914
DBJA	17,558,945	4,216,268
DBOC	26,119,306	4,721,151
XDAP	9,192,264	1,411,170
XDJL	3,742,628	356,242
XDOC	2,106,338	224,313
XTAP	11,357,185	2,919,481
XTJL	11,482,765	2,040,308
XTOC	3,039,740	572,715
XBAP	24,566,474	4,987,459
XBJL	12,416,743	1,871,178
XBOC	5,150,796	847,774
QTAP	26,283,092	7,902,783
QTJL	10,308,922	2,095,975
QTOC	3,278,637	725,863
TBJL	5,066,749	195,901
TFJL	9,572,200	94,513
BALT	31,064,334	2,041,882
XDSQ	14,737,090	1,315,199
XDQQ	17,365,027	1,687,382

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The effect of derivative instruments on the Statements of Operations for the year or period ended October 31, 2021:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
	Investments	Investments in- kind	Options written	Options written in-kind
IJAN	$(2,504,936)	$1,012,534	$889,316	$473,594
IAPR	(147,886)	44,300	3,989	16,426
IJUL	15,629,541	345,536	(10,844,445)	(254,474)
IOCT	-	-	-	-
EJAN	(1,433,474)	51,179	(346,660)	1,871,221
EAPR	(262,170)	19,366	(39,223)	22,608
EJUL	10,813,924	863,059	(8,949,682)	(667,415)
EOCT	-	-	-	-
NJAN	(5,246,492)	971,724	(21,332,427)	249,617
NAPR	6,659,233	482,264	(12,303,071)	(31,165)
NJUL	7,393,817	188,426	(16,026,360)	(456,025)
NOCT	8,779,325	2,265,555	(2,410,441)	(521,432)
KJAN	(12,416,694)	447,452	(3,542,272)	335,105
KAPR	16,706,563	37,325	(30,256,733)	35,495
KJUL	12,543,458	657,626	(14,922,156)	(756,966)
KOCT	25,381,953	4,261,613	(23,001,753)	(937,012)
DSJA	-	-	-	-
DSOC	(749,593)	9,470,010	(4,718,958)	(342,558)
TSJA	-	237,659	-	49,188
TSOC	798,764	10,694,175	(8,791,949)	(42,816)
DBJA	(63,316)	794,928	(119,277)	(190,965)
DBOC	(3,505,425)	18,215,528	(11,067,397)	1,403,962
XDAP	-	-	-	-
XDJL	-	-	-	-
XDOC	-	-	-	-
XTAP	-	-	-	-
XTJL	-	-	-	-
XTOC	-	-	-	-
XBAP	-	1,251,424	20,134	(493,420)
XBJL	-	-	-	-
XBOC	-	-	-	-
QTAP	-	1,637,131	-	447,197
QTJL	-	-	-	-
QTOC	-	-	-	-
TBJL	(320,297)	42,493	95,917	6,314
TFJL	(1,309,723)	13,442	348,338	(10,163)
BALT	(400,969)	162,026	202,595	33,289
XDSQ	(736,054)	1,093,891	159,399	26,797
XDQQ	(835,683)	1,614,319	584,059	(197,657)

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Investments	Options written
IJAN	$7,307,498	$2,115,916
IAPR	175,500	493,067
IJUL	2,372,454	(1,635,447)
IOCT	104,742	64,303
EJAN	(3,896,667)	7,413,734
EAPR	(1,420,538)	1,136,283
EJUL	(2,764,676)	1,142,661
EOCT	(11,864)	46,885
NJAN	29,814,230	8,172,309
NAPR	4,298,528	4,593,049
NJUL	13,609,652	1,715,590
NOCT	4,586,068	(1,914,891)
KJAN	32,204,162	5,646,954
KAPR	8,000,296	9,637,426
KJUL	3,868,348	2,273,846
KOCT	11,078	997,675
DSJA	1,683,129	(939,223)
DSOC	1,405,158	(776,712)
TSJA	11,418,420	(7,278,892)
TSOC	2,685,737	(1,799,594)
DBJA	2,999,569	(2,015,629)
DBOC	3,130,914	(1,906,088)
XDAP	1,581,876	(874,504)
XDJL	365,118	(172,343)
XDOC	183,655	(99,386)
XTAP	1,887,571	(1,360,747)
XTJL	1,138,402	(752,130)
XTOC	179,614	(122,072)
XBAP	2,965,728	(2,335,341)
XBJL	758,274	(451,098)
XBOC	271,125	(183,203)
QTAP	2,805,860	(3,447,861)
QTJL	1,071,941	(638,895)
QTOC	392,922	(273,531)
TBJL	66,800	35,636
TFJL	265,946	(61,563)
BALT	1,019,353	(871,757)
XDSQ	1,475,708	(905,882)
XDQQ	1,865,864	(1,054,901)

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The average volume of derivative activity during the year or period ended October 31, 2021, is as follows:

	Purchased Options	Options Written
	Average Monthly Market Value	Average Monthly Market Value
IJAN	$77,297,732	$(3,469,455)
IAPR	20,849,904	(839,948)
IJUL	56,652,874	(6,324,852)
IOCT	5,267,207	(227,913)
EJAN	103,387,918	(4,940,691)
EAPR	25,456,995	(1,026,901)
EJUL	33,337,042	(5,768,434)
EOCT	3,002,088	(187,800)
NJAN	104,231,928	(9,196,807)
NAPR	40,370,516	(7,228,105)
NJUL	53,178,911	(8,676,914)
NOCT	70,224,615	(10,256,050)
KJAN	108,311,491	(9,051,664)
KAPR	65,290,428	(9,679,566)
KJUL	45,242,035	(8,653,787)
KOCT	64,726,781	(21,022,470)
DSJA	5,341,491	(717,631)
DSOC	22,039,315	(4,022,773)
TSJA	40,330,835	(9,560,775)
TSOC	29,672,092	(10,920,976)
DBJA	15,079,812	(2,701,634)
DBOC	46,697,502	(10,812,806)
XDAP	7,366,271	(835,915)
XDJL	3,119,843	(231,756)
XDOC	1,688,013	(150,937)
XTAP	6,902,459	(1,419,750)
XTJL	7,271,334	(1,088,946)
XTOC	1,859,426	(327,875)
XBAP	25,300,180	(4,186,340)
XBJL	9,598,251	(1,311,811)
XBOC	3,261,944	(514,509)
QTAP	21,157,596	(5,453,642)
QTJL	6,455,872	(1,144,035)
QTOC	1,994,993	(417,145)
TBJL	4,501,816	(238,015)
TFJL	12,513,822	(111,594)
BALT	11,408,221	(612,564)
XDSQ	10,380,214	(546,115)
XDQQ	12,444,692	(733,467)

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Use of Estimates:

In preparing financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from these estimates.

Guarantees and Indemnifications:

In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.

Tax Information:

The Funds are treated as separate entities for federal income tax purposes. The Funds intend to qualify as regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Funds will not be subject to federal income tax to the extent the Funds distribute substantially all of their net investment income and capital gains to shareholders.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Tax benefits associated with an uncertain tax position can be recognized only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as tax expense in the Statements of Operations. During the year or period ended October 31, 2021, the Funds did not incur any interest or penalties. The Funds’ federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of October 31, 2021, the Funds did not have a liability for any unrecognized tax benefits. As of October 31, 2021, the Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds are subject to examination by U.S. Federal tax authorities for all tax years since inception.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

U.S. GAAP requires that certain components of net assets be reclassified between distributable earnings/(accumulated deficit) and additional paid-in capital. These reclassifications have no effect on net assets or net asset value per share.  For the year or period ended October 31, 2021, the Funds made the following permanent book-to-tax reclassifications due to deemed distributions, net operating losses, and redemption in-kind transactions:

	Distributable Earnings/ (Accumulated Deficit)	Paid-In Capital
IJAN	$(4,416,809)	$4,416,809
IAPR	(60,726)	60,726
IJUL	(987,094)	987,094
IOCT	-	-
EJAN	(3,159,241)	3,159,241
EAPR	(41,975)	41,975
EJUL	336,822	(336,822)
EOCT	-	-
NJAN	(1,618,185)	1,618,185
NAPR	(697,529)	697,529
NJUL	(4,240,692)	4,240,692
NOCT	(8,259,927)	8,259,927
KJAN	(9,316,019)	9,316,019
KAPR	(701,269)	701,269
KJUL	(2,406,431)	2,406,431
KOCT	(4,927,998)	4,927,998
DJSA	-	-
DSOC	(9,104,385)	9,104,385
TSJA	(286,847)	286,847
TSOC	(10,634,976)	10,634,976
DBJA	(603,964)	603,964
DBOC	(19,560,466)	19,560,466
XDAP	-	-
XDJL	-	-
XDOC	-	-
XTAP	-	-
XTJL	-	-
XTOC	-	-
XBAP	(758,004)	758,004
XBJL	-	-
XBOC	-	-
QTAP	(2,084,328)	2,084,328
QTJL	-	-
QTOC	-	-
TBJL	(32,130)	32,130
TFJL	7,910	(7,910)
BALT	(195,315)	195,315
XDSQ	(1,120,688)	1,120,688
XDQQ	(1,416,662)	1,416,662

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex-dividend date.  The Funds intend to pay out dividends from their net investment income, if any, annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds.  The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. Distributions that exceed earnings and profits for tax purposes are reported as return of capital.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date.  The Trust determines the gain or loss realized from investment transactions on the basis of identified cost.  Dividend income, if any, is recognized on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums is recognized on an accrual basis using the effective yield method.

3.	INVESTMENT ADVISOR AND OTHER AFFILIATES

Innovator Capital Management, LLC (the “Adviser”) acts as investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Funds (“Advisory Agreement”) and, pursuant to the Advisory Agreement, is responsible for the day-to-day management of the Funds.

Pursuant to the Advisory Agreement, IJAN, IAPR, IJUL, and IOCT each pay monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.85%, EJAN, EAPR, EJUL, and EOCT each pay monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.89%, BALT pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.69%. All other Innovator ETFs included in this report each, respectively, pay monthly the Adviser a unitary fee calculated daily based on the average daily net assets of each Fund at the annual rate of 0.79%. During the term of the Advisory Agreement, the Adviser pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit, and other services and license fees, except for the fees paid under the Advisory Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.

Milliman Financial Risk Management LLC (the “Sub-Adviser”) acts as sub-adviser to the Funds pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (“Sub-Advisory Agreement”) and, pursuant to the Sub-Advisory Agreement, is responsible for execution of the Sub-Adviser’s strategy for each of the Funds. The Sub-Adviser is responsible for the day-to-day management of the Funds’ portfolios. Pursuant to the Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a fee, based on the Funds’ average daily net assets, for the services and facilities it provides payable on a monthly basis.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Certain trustees and officers of the Trust are affiliated with the Adviser. Trustee compensation is paid for by the Adviser.

4.	INVESTMENT TRANSACTIONS

For the year or period ended October 31, 2021, there were no purchases or proceeds from long-term sales of investment securities.

For the year or period ended October 31, 2021, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind	In-Kind
	Creations	Redemptions
IJAN	$-	$23,898,214
IAPR	2,123,243	699,132
IJUL	19,328,896	1,893,312
IOCT	6,837,642	-
EJAN	4,836,775	20,731,678
EAPR	9,766,263	688,094
EJUL	24,496,716	4,625,976
EOCT	3,578,154	-
NJAN	-	9,294,455
NAPR	9,508,648	4,669,686
NJUL	22,580,001	5,184,758
NOCT	20,880,820	14,790,474
KJAN	2,578,500	3,469,877
KAPR	17,317,419	732,099
KJUL	46,256,833	3,109,975
KOCT	2,313,540	13,253,136
DSJA	850,945	-
DSOC	1,112,857	33,956,984
TSJA	3,175,539	1,203,241
TSOC	4,450,697	31,977,000
DBJA	-	4,383,975
DBOC	-	57,797,386
XDAP	-	-
XDJL	1,436,480	-
XDOC	700,362	-
XTAP	3,693,229	-
XTJL	4,174,395	-
XTOC	1,694,771	-
XBAP	859,965	14,174,994
XBJL	3,308,244	-
XBOC	1,597,811	-
QTAP	24,346,331	31,859,965
QTJL	9,858,106	-
QTOC	1,723,796	-
TBJL	2,638,924	1,980,538
TFJL	-	1,206,070
BALT	-	7,527,020
XDSQ	-	26,125,645
XDQQ	-	31,496,456

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

5.         CREATION AND REDEMPTION TRANSACTIONS

There were an unlimited number of shares of beneficial interest (without par value) authorized by the Trust. Individual shares of the Funds may only be purchased and sold at market prices on the Exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for the Funds’ shares may be at, above or below its NAV depending on the premium or discount at which the Funds’ shares trade.

The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 25,000 shares except NOCT, which issues and redeems in blocks of 35,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally for cash. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. A transaction fee is applicable to each transaction regardless of the number of units purchased or sold in the transaction. All the Funds, excluding TFJL and TBJL, assess investors a transaction fee of $250 plus 0.05% of the value of the transaction on creations and redemptions (e.g. variable fees) of the respective Fund. TFJL and TBJL assess investors a transaction fee of $500 of the value of the transaction on creations and redemptions. Each Fund, subject to approval by the Board of Trustees, may adjust transaction fees from time to time based upon actual experience. Variable fees received by the Funds, if any, are disclosed as Transaction Fees on the Statements of Changes in Net Assets. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

6.	FEDERAL INCOME TAX INFORMATION

At October 31, 2021, the cost of investments including options written and net unrealized appreciation/(depreciation) for federal income tax purposes were as follows:

	Cost of Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
IJAN	$54,031,192	$7,779,078	$(4,306,505)	$3,472,573
IAPR	19,392,610	1,356,391	(687,824)	668,567
IJUL	55,271,680	1,699,356	(790,409)	908,947
IOCT	9,360,958	436,709	(267,664)	169,045
EJAN	106,539,080	7,438,630	(7,557,987)	(119,357)
EAPR	34,340,234	1,250,045	(1,534,300)	(284,255)
EJUL	42,222,970	1,704,955	(2,660,246)	(955,291)
EOCT	5,014,302	124,021	(89,000)	35,021
NJAN	77,090,227	23,055,283	(12,788,300)	10,266,983
NAPR	38,301,323	8,868,747	(5,888,562)	2,980,185
NJUL	54,192,407	5,214,966	(3,383,765)	1,831,201
NOCT	75,924,663	6,925,197	(4,874,213)	2,050,984
KJAN	73,723,445	18,545,356	(7,252,018)	11,293,338
KAPR	81,756,710	6,808,419	(3,634,496)	3,173,923
KJUL	73,150,435	2,410,817	(1,430,618)	980,199
KOCT	35,724,959	2,345,997	(1,420,039)	925,958
DJSA	5,957,063	1,683,129	(939,223)	743,906
DSOC	8,557,949	992,660	(567,207)	425,453
TSJA	39,996,351	11,717,427	(7,577,899)	4,139,528
TSOC	16,043,727	2,113,687	(1,444,085)	669,602
DBJA	12,367,765	4,424,863	(3,440,923)	983,940
DBOC	21,005,346	2,854,362	(2,282,820)	571,542
XDAP	7,101,577	1,581,876	(874,504)	707,372
XDJL	3,212,822	365,118	(172,343)	192,775
XDOC	1,812,710	183,655	(99,386)	84,269
XTAP	7,935,340	1,887,571	(1,360,747)	526,824
XTJL	9,107,390	1,138,402	(752,130)	386,272
XTOC	2,423,906	179,723	(122,181)	57,542
XBAP	19,021,486	4,472,090	(3,841,703)	630,387
XBJL	10,296,568	1,207,965	(900,789)	307,176
XBOC	4,248,508	415,373	(327,451)	87,922
QTAP	19,107,430	2,805,860	(3,447,861)	(642,001)
QTJL	7,821,738	1,071,941	(638,895)	433,046
QTOC	2,452,197	392,922	(273,531)	119,391
TBJL	4,902,353	45,936	(53,368)	(7,432)
TFJL	9,353,886	254,022	(111,668)	142,354
BALT	28,912,799	1,737,121	(1,589,525)	147,596
XDSQ	12,860,087	1,475,708	(905,882)	569,826
XDQQ	14,884,034	1,865,864	(1,054,901)	810,963

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

At October 31, 2021, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

	Accumulated Capital and Other Losses	Undistributed Capital Gains	Undistributed Net Ordinary Income	Unrealized Appreciation / (Depreciation) on Investments	Total Distributable Earnings /(Accumulated Deficit)
IJAN	$-	$-	$-	$3,472,573	$3,472,573
IAPR	(251,751)	-	-	668,567	416,816
IJUL	(163,223)	-	-	908,947	745,724
IOCT	(4,901)	-	-	169,045	164,144
EJAN	(792,659)	-	-	(119,357)	(912,016)
EAPR	(437,211)	-	-	(284,255)	(721,466)
EJUL	(2,017,813)	-	-	(955,291)	(2,973,104)
EOCT	(2,576)	-	-	35,021	32,445
NJAN	-	-	-	10,266,983	10,266,983
NAPR	(238,069)	-	-	2,980,185	2,742,116
NJUL	-	-	-	1,831,201	1,831,201
NOCT	-	-	-	2,050,984	2,050,984
KJAN	-	-	-	11,293,338	11,293,338
KAPR	(135,054)	-	-	3,173,923	3,038,869
KJUL	-	-	-	980,199	980,199
KOCT	-	-	-	925,958	925,958
DSJA	(31,076)	-	-	743,906	712,830
DSOC	(5,595,392)	-	-	425,453	(5,169,939)
TSJA	(205,245)	-	-	4,139,528	3,934,283
TSOC	(8,127,919)	-	-	669,602	(7,458,317)
DBJA	(267,707)	-	-	983,940	716,233
DBOC	(14,819,066)	-	-	571,542	(14,247,524)
XDAP	(32,349)	-	-	707,372	675,023
XDJL	(8,145)	-	-	192,775	184,630
XDOC	(1,098)	-	-	84,269	83,171
XTAP	(25,914)	-	-	526,824	500,910
XTJL	(18,095)	-	-	386,272	368,177
XTOC	(793)	-	-	57,542	56,749
XBAP	(89,083)	-	-	630,387	541,304
XBJL	(25,133)	-	-	307,176	282,043
XBOC	(1,939)	-	-	87,922	85,983
QTAP	(84,706)	-	-	(642,001)	(726,707)
QTJL	(15,166)	-	-	433,046	417,880
QTOC	(1,155)	-	-	119,391	118,236
TBJL	(276,567)	-	-	(7,432)	(283,999)
TFJL	(1,068,357)	-	-	142,354	(926,003)
BALT	(223,088)	-	-	147,596	(75,492)
XDSQ	(626,194)	-	-	569,826	(56,368)
XDQQ	(309,135)	-	-	810,963	501,828

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Certain qualified late year ordinary losses incurred after December 31, and within the current taxable year, are deemed to arise on the first business day of the next taxable year. At October 31, 2021, the Funds deferred the following qualified late year ordinary losses:

Late Year Ordinary Losses
IJAN	$-
IAPR	107,854
IJUL	163,223
IOCT	4,901
EJAN	792,659
EAPR	135,817
EJUL	197,448
EOCT	2,576
NJAN	-
NAPR	238,069
NJUL	-
NOCT	-
KJAN	-
KAPR	135,054
KJUL	-
KOCT	-
DSJA	31,076
DSOC	126,840
TSJA	205,245
TSOC	134,734
DBJA	85,113
DBOC	246,244
XDAP	32,349
XDJL	8,145
XDOC	1,098
XTAP	25,914
XTJL	18,095
XTOC	793
XBAP	89,083
XBJL	25,133
XBOC	1,939
QTAP	84,706
QTJL	15,166
QTOC	1,155
TBJL	23,607
TFJL	90,592
BALT	24,714
XDSQ	49,539
XDQQ	57,511

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

At October 31, 2021, for federal income tax purposes, the Funds has capital loss carryforwards available to offset future capital gains for an unlimited period as indicated below:

	Indefinite Short-Term	Indefinite Long-Term
IJAN	$-	$-
IAPR	143,897	-
IJUL	-	-
IOCT	-	-
EJAN	-	-
EAPR	301,394	-
EJUL	742,828	1,077,537
EOCT	-	-
NJAN	-	-
NAPR	-	-
NJUL	-	-
NOCT	-	-
KJAN	-	-
KAPR	-	-
KJUL	-	-
KOCT	-	-
DSJA	-	-
DSOC	5,468,552	-
TSJA	-	-
TSOC	7,993,185	-
DBJA	182,594	-
DBOC	14,572,822	-
XDAP	-	-
XDJL	-	-
XDOC	-	-
XTAP	-	-
XTJL	-	-
XTOC	-	-
XBAP	-	-
XBJL	-	-
XBOC	-	-
QTAP	-	-
QTJL	-	-
QTOC	-	-
TBJL	252,960	-
TFJL	977,765	-
BALT	198,374	-
XDSQ	576,655	-
XDQQ	251,624	-

To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders. During the current tax year ended October 31, 2021, EJAN, IJAN, and KJAN utilized $407,883, $546,112, and $874,164 of capital loss carryforwards available, respectively. EJUL, IJUL, and KOCT utilized $1,393,162, $2,954,982, and $255,985 of capital loss carryforwards, available, respectively during the current tax year ended October 31, 2021.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The tax character of the distributions paid by the Funds during the fiscal period ended October 31, 2020 were as follows:

Distributions paid from:
	Net Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
IJAN	$-	$-	$-
IJUL	424,324	232,892	657,216
EJAN	-	-	-
EJUL	174,583	127,619	302,202
NJAN	-	-	-
NAPR	-	-	-
NJUL	-	-	-
NOCT	217,656	93,861	311,517
KJAN	-	-	-
KAPR	-	-	-
KJUL	-	-	-
KOCT	163,716	77,172	240,888
TFJL	-	-	-
TBJL	-	-	-
DSOC	-	-	-
TSOC	-	-	-
DBOC	-	-	-

The Funds did not pay any distributions during the fiscal year or period ended October 31, 2021.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

7. NEW ACCOUNTING PRONOUNCEMENTS

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Fund(s). When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Fund’s use of derivatives.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

8.         COVID-19

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depend on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

9.         SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events of the Funds through the date of the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

INNOVATOR ETFs TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Innovator ETFs Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and options written, of Innovator International Developed Power Buffer ETF - January, Innovator International Developed Power Buffer ETF - April, Innovator International Developed Power Buffer ETF - July, Innovator International Developed Power Buffer ETF - October, Innovator Emerging Markets Power Buffer ETF - January, Innovator Emerging Markets Power Buffer ETF - April, Innovator Emerging Markets Power Buffer ETF - July, Innovator Emerging Markets Power Buffer ETF - October, Innovator Growth-100 Power Buffer ETF - January, Innovator Growth-100 Power Buffer ETF - April, Innovator Growth-100 Power Buffer ETF - July, Innovator Growth-100 Power Buffer ETF - October, Innovator U.S. Small Cap Power Buffer ETF - January, Innovator U.S. Small Cap Power Buffer ETF - April, Innovator U.S. Small Cap Power Buffer ETF - July, Innovator U.S. Small Cap Power Buffer ETF - October, Innovator Double Stacker ETF - January, Innovator Double Stacker ETF - October, Innovator Triple Stacker ETF - January, Innovator Triple Stacker ETF - October, Innovator Double Stacker 9 Buffer ETF - January, Innovator Double Stacker 9 Buffer ETF - October, Innovator U.S. Equity Accelerated ETF - April, Innovator U.S. Equity Accelerated ETF - July, Innovator U.S. Equity Accelerated ETF - October, Innovator U.S. Equity Accelerated Plus ETF - April, Innovator U.S. Equity Accelerated Plus ETF - July, Innovator U.S. Equity Accelerated Plus ETF - October, Innovator U.S. Equity Accelerated 9 Buffer ETF - April, Innovator U.S. Equity Accelerated 9 Buffer ETF - July, Innovator U.S. Equity Accelerated 9 Buffer ETF - October, Innovator Growth Accelerated Plus ETF - April, Innovator Growth Accelerated Plus ETF - July, Innovator Growth Accelerated Plus ETF - October, Innovator 20+ Year Treasury Bond 9 Buffer ETF - July, Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly, Innovator Defined Wealth Shield ETF, Innovator U.S. Equity Accelerated ETF - Quarterly, and Innovator Growth Accelerated ETF -- Quarterly (the “Funds”), each a series of Innovator ETFs Trust, as of October 31, 2021, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2021 the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

INNOVATOR ETFs TRUST

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Innovator International Developed Power Buffer ETF - July and Innovator Emerging Markets Power Buffer ETF - July	For the year ended October 31, 2021	For the years ended October 31, 2021 and 2020	For the years ended October 31, 2021 and 2020 and for the period from June 28, 2019 (commencement of operations) through October 31, 2019
Innovator Growth-100 Power Buffer ETF - October and Innovator U.S. Small Cap Power Buffer ETF - October	For the year ended October 31, 2021	For the years ended October 31, 2021 and 2020	For the years ended October 31, 2021 and 2020 and for the period from September 30, 2019 (commencement of operations) through October 31, 2019

Innovator Growth-100 Power Buffer ETF - January, Innovator U.S. Small Cap Power Buffer ETF - January, Innovator International Developed Power Buffer ETF - January, and Innovator Emerging Markets Power Buffer ETF - January

	For the year ended October 31, 2021	For the year ended October 31, 2021 and for the period from December 31, 2019 (commencement of operations) through October 31, 2020
Innovator Growth-100 Power Buffer ETF - April and Innovator U.S. Small Cap Power Buffer ETF - April	For the year ended October 31, 2021	For the year ended October 31, 2021 and for the period from March 31, 2020 (commencement of operations) through October 31, 2020
Innovator Growth-100 Power Buffer ETF - July and Innovator U.S. Small Cap Power Buffer ETF - July	For the year ended October 31, 2021	For the year ended October 31, 2021 and for the period from June 30, 2020 (commencement of operations) through October 31, 2020

INNOVATOR ETFs TRUST

Innovator 20+ Year Treasury Bond 9 Buffer ETF - July and Innovator 20+ Year Treasury Bond 5 Floor ETF	For the year ended October 31, 2021	For the year ended October 31, 2021 and for the period from August 17, 2020 (commencement of operations) through October 31, 2020
Innovator Double Stacker ETF - October, Innovator Triple Stacker ETF - October, and Innovator Double Stacker 9 Buffer ETF - October	For the year ended October 31, 2021	For the year ended October 31, 2021 and for the period from September 30, 2020 (commencement of operations) through October 31, 2020
Innovator Double Stacker ETF - January, Innovator Triple Stacker ETF - January, and Innovator Double Stacker 9 Buffer ETF – January	For the period from December 31, 2020 (commencement of operations) through October 31, 2021

Innovator International Developed Power Buffer ETF - April, Innovator Emerging Markets Power Buffer ETF - April, Innovator U.S. Equity Accelerated ETF - April, Innovator U.S. Equity Accelerated Plus ETF - April, Innovator U.S. Equity Accelerated 9 Buffer ETF - April, Innovator Growth Accelerated Plus ETF - April, Innovator U.S. Equity Accelerated ETF - Quarterly, and Innovator Growth Accelerated ETF - Quarterly

For the period from March 31, 2021 (commencement of operations) through October 31, 2021

Innovator U.S. Equity Accelerated ETF - July, Innovator U.S. Equity Accelerated Plus ETF - July, Innovator U.S. Equity Accelerated 9 Buffer ETF - July, Innovator Growth Accelerated Plus ETF - July, and Innovator Defined Wealth Shield ETF

For the period from June 30, 2021 (commencement of operations) through October 31, 2021

Innovator International Developed Power Buffer ETF - October, Innovator Emerging Markets Power Buffer ETF - October, Innovator U.S. Equity Accelerated ETF - October, Innovator U.S. Equity Accelerated Plus ETF - October, Innovator U.S. Equity Accelerated 9 Buffer ETF - October, and Innovator Growth Accelerated Plus ETF - October

For the period from September 30, 2021 (commencement of operations) through October 31, 2021

INNOVATOR ETFs TRUST

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Innovator Capital Management, LLC’s investment companies since 2017.

COHEN & COMPANY, LTD.

Cleveland, Ohio

December 27, 2021

INNOVATOR ETFs TRUST

Trustees and Officers (Unaudited)

Name, Address and Year of Birth	Position with the Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(a) Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer in the Past Five Years
Independent Trustees
Mark Berg 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1971	Trustee	Since 2017	Founding Principal (2001-present), Chief Executive Officer (2019-present), President (2001-2019), Timothy Financial Counsel, Inc.	80	Tortazo, LLC (2018-present)
Joe Stowell 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1968	Trustee	Since 2017	Chief Operating Officer, Woodmen Valley Chapel (2015-present).	80	Board of Advisors, Westmont College
Brian J. Wildman 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1963	Trustee	Since 2017	President, Timothy Financial Counsel, Inc. (2019-present); Executive Vice President, Consumer Banking (2016-2019), Chief Risk Officer (2013-2016), MB Financial Bank.	80	Missionary Furlough Homes, Inc. (since 2008); MB Financial Bank (2003-2019).

INNOVATOR ETFs TRUST

Trustees and Officers (Unaudited) (Continued)

Interested Trustee & Officer
H. Bruce Bond (b) 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1963	Interested Trustee, President and Principal Executive Officer	Since 2017	Chief Executive Officer, Innovator Capital Management, LLC (2017-present).	80	None
Officers
John W. Southard 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1969	Vice President, Treasurer and Principal Financial Accounting Officer	Since 2017	Chief Investment Officer, Innovator Capital Management, LLC (2017-present); Director and Co-Founder, T2 Capital Management, LLC (2010-present).	80	Independent Trustee, ETF Managers Group, LLC (2012-2018)
Kevin Gustafson 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1965	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2020	Chief Compliance Officer, Innovator Capital Management LLC (2019 - present); General Counsel, Innovator Capital Management LLC (2019 - present); Chief Compliance Officer, General Counsel and Chief Risk Officer, Americas, Eastspring Investments, Inc. (2012 - 2019).	80	None

*	The Funds’ Trustees serve for an indefinite term until their resignation, death or removal. The Funds’ officers are elected annually by the Board and serve at the Board’s pleasure.

(a)	The Fund Complex includes the Funds, each series of Innovator ETFs Trust.
(b)	H. Bruce Bond is deemed to be an interested person of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-877-386-3890.

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUNDS:

Innovator International Developed Power Buffer ETF - January, April, July, October

Innovator Emerging Markets Power Buffer ETF - January, April, July, October

Innovator Growth-100 Power Buffer ETF - January, April, July, October

Innovator U.S. Small Cap Power Buffer ETF - January, April, July, October

At a quarterly Board meeting held on June 16, 2021, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator International Developed Power Buffer ETF – January, April, July, October, Innovator Emerging Markets Power Buffer ETF – January, April, July, October, Innovator Growth-100 Power Buffer ETF – January, April, July, October and Innovator U.S. Small Cap Power Buffer ETF – January, April, July, October ETFs (the “Funds”), and the Sub–Advisory Agreement among the Trust, on behalf of the Funds, the Adviser and Milliman Financial Risk Management LLC (“Milliman” or the “Sub–Adviser”), for an additional year term. The Board determined that the agreements were in the best interests of the Funds in light of the extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub–Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services provided by the Adviser and the Sub–Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by each Fund as compared to fees charged to peer groups of the Funds and as compared to fees charged to other clients of the Adviser and the Sub–Adviser, including other ETFs managed by the Adviser and the Sub–Adviser; the expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser and the Sub–Adviser; any fall–out benefits accruing to the Adviser or the Sub–Adviser; and information on the Adviser’s and the Sub–Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub–Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub–Adviser are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)

In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services provided by the Adviser and Milliman pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser is responsible for the overall management and administration of the Funds and reviewed all of the services provided by the Adviser to the Funds, including oversight of Milliman, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser oversees Milliman’s day–to–day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Milliman’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective and policies. With respect to the sub–advisory agreement, the Board reviewed the materials provided by Milliman and noted the background and experience of Milliman’s portfolio management team and Milliman’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent, and quality of the services provided to the Funds by the Adviser and Milliman under the agreements were expected to be satisfactory.

The Board considered the historical investment performance of each of the Funds (where applicable) for the respective one-year periods ended March 31, 2021 including NAV, market, and respective index returns.

The Board considered the unitary fee rate or management fee rate, as applicable, currently paid by each Fund under the investment management agreement for the services provided.

The Board noted that the Adviser is responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Funds showing the advisory fee rates and expense ratios of the funds comprising of each Fund’s peer group, as well as advisory fee rates charged by the Adviser and Milliman to other funds (including ETFs) and non–fund clients, as applicable.

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)

In light of the information considered and the nature, extent and quality of the services provided to the Funds under the agreements, the Board determined that the unitary fee for each of the Funds, including the fee rate to be paid by the Adviser to Milliman from the unitary fee, was fair.

The Board noted that the unitary fee for each of the Funds were structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Fund would benefit the Adviser and Milliman, but that the unitary fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.

The Board reviewed profitability information in connection with the Funds.

The Board considered potential “fall–out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall–out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub–advisers to funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis.

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUNDS:

Innovator U.S. Equity Accelerated ETF – July, October

Innovator U.S. Equity Accelerated Plus ETF – July, October

Innovator U.S. Equity Accelerated 9 Buffer ETF – July, October

At a quarterly Board meeting held on December 16, 2020, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator U.S. Equity Accelerated ETF - July, October, Innovator U.S. Equity Accelerated Plus ETF – July, October and Innovator U.S. Equity Accelerated 9 Buffer ETF – July, October (the “Funds”), and the Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Adviser and Milliman Financial Risk Management LLC (“Milliman” or the “Sub- Adviser”), for an initial two-year term. The Board determined that the agreements were in the best interests of the Funds in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub-Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by each Fund as compared to fees charged to peer groups of the Funds and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub- Adviser; the estimated expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses to be incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)

In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser and Milliman pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Funds and reviewed all of the services to be provided by the Adviser to the Funds, including oversight of Milliman, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee Milliman’s day-to-day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Milliman’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by Milliman and noted the background and experience of Milliman’s portfolio management team and Milliman’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Funds by the Adviser and Milliman under the agreements were expected to be satisfactory.

Since the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds.

The Board considered the proposed unitary fee rate payable by each Fund under the investment management agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Adviser a unitary fee equal to an annual rate of 0.79% of its average daily net assets. The Board considered that, from the unitary fee for each of the Funds, the Adviser would pay Milliman an annual sub-advisory fee equal to 0.12% on each Fund’s assets under management.

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)

The Board noted that the Adviser would be responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Funds showing the advisory fee rates and expense ratios of the funds comprising of each Fund’s peer group, as well as advisory fee rates charged by the Adviser and Milliman to other funds (including ETFs) and non-fund clients, as applicable. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Funds under the agreements, the Board determined that the proposed unitary fee for each of the Funds, including the fee rate to be paid by the Adviser to Milliman from the unitary fee, was fair.

The Board noted that the proposed unitary fee for each of the Funds were structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Fund would benefit the Adviser and Milliman, but that the unitary fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.

Because the Funds have not yet commenced operations and the actual asset base of the Funds have not yet been determined, the Board noted that there was no historical profitability information with respect to the Funds to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the agreements.

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis.

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUNDS:

Innovator Growth Accelerated Plus ETFs - July & October

At a quarterly Board meeting held on March 18, 2021, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator Growth Accelerated Plus ETFs – July & October (the “Funds”), and the Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Adviser and Milliman Financial Risk Management LLC (the “Sub- Adviser”), for an initial two-year term. The Board determined that the agreements were in the best interests of the Funds in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub-Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by each Fund as compared to fees charged to peer groups of the Funds and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub- Adviser; the estimated expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses to be incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)

In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser and Milliman pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Funds and reviewed all of the services to be provided by the Adviser to the Funds, including oversight of Milliman, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee Milliman’s day-to-day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Milliman’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by Milliman and noted the background and experience of Milliman’s portfolio management team and Milliman’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Funds by the Adviser and Milliman under the agreements were expected to be satisfactory.

Since the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds.

The Board considered the proposed unitary fee rate payable by each Fund under the investment management agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Adviser a unitary fee equal to an annual rate of 0.79% of its average daily net assets. The Board considered that, from the unitary fee for each of the Funds, the Adviser would pay Milliman an annual sub-advisory fee equal to 0.12% on each Fund’s assets under management.

The Board noted that the Adviser would be responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Funds showing the advisory fee rates and expense ratios of the funds comprising of each Fund’s peer group, as well as advisory fee rates charged by the Adviser and Milliman to other funds (including ETFs) and non-fund clients, as applicable. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Funds under the agreements, the Board determined that the proposed unitary fee for each of the Funds, including the fee rate to be paid by the Adviser to Milliman from the unitary fee, was fair.

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)

The Board noted that the proposed unitary fee for each of the Funds were structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Fund would benefit the Adviser and Milliman, but that the unitary fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.

Because the Funds have not yet commenced operations and the actual asset base of the Funds have not yet been determined, the Board noted that there was no historical profitability information with respect to the Funds to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the agreements.

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis.

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUND:

Innovator Defined Wealth Shield ETF

At a quarterly Board meeting held on June 16, 2021, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator Defined Wealth Shield ETF (the “Fund”), and the Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Adviser and Milliman Financial Risk Management LLC (the “Sub- Adviser”), for an initial two-year term. The Board determined that the agreements were in the best interests of the Fund in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub-Adviser to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by the Fund as compared to fees charged to the peer group of the Fund and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub- Adviser; the estimated expenses of the Fund as compared to expense ratios of the funds in the Fund’s peer group; the nature of the expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from the Fund’s perspective as well as from the perspective of the Fund’s shareholders.

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)

In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser and Milliman pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Adviser to the Fund, including oversight of Milliman, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee Milliman’s day-to-day management of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Milliman’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by Milliman and noted the background and experience of Milliman’s portfolio management team and Milliman’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Adviser and Milliman under the agreements were expected to be satisfactory.

Since the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund.

The Board considered the proposed unitary fee rate payable by the Fund under the investment management agreement for the services to be provided. The Board noted that, under the unitary fee arrangement the Fund would pay the Adviser a unitary fee equal to an annual rate of 0.69% of its average daily net assets. The Board considered that, from the unitary fee for the Fund, the Adviser would pay Milliman an annual sub-advisory fee equal to 0.12% on the Fund assets under management.

The Board noted that the Adviser would be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Fund showing the advisory fee rates and expense ratios of the funds comprising of the Fund’s peer group, as well as advisory fee rates charged by the Adviser and Milliman to other funds (including ETFs) and non-fund clients, as applicable. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the agreements, the Board determined that the proposed unitary fee for the Funds, including the fee rate to be paid by the Adviser to Milliman from the unitary fee, was fair.

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)

The Board noted that the proposed unitary fee for the Fund was structured to pass the benefits of any economies of scale on to shareholders as the Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Adviser and Milliman, but that the unitary fee structure provides a level of certainty in expenses for the Fund. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.

Because the Fund has not yet commenced operations and the actual asset base of the Fund has not yet been determined, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the agreements.

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.

INNOVATOR ETFs TRUST

Additional Information (Unaudited)

1. INFORMATION ABOUT PROSPECTUS

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the respective Fund. Please read the Prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1-800-208-5212 or visiting www.innovatoretfs.com.

2.         PROXY VOTING POLICIES AND PROCEDURES

The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1-877-386-3890 and on the SEC’s website at www.sec.gov.  Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.

3.         INFORMATION ABOUT PORTFOLIO SECURITIES

Each Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Trust’s Form N-Q or Part F of Form N-PORT is available without charge, upon request, by calling 1-877-386-3890, or on the SEC’s website at www.sec.gov. The Trust’s Form N-Q or Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4.         HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS

In order to reduce expenses, the Trust delivers one copy of an annual/semi-annual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding).  If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1-877-FUND890 (877-386-3890) to change the status of your existing account.  You may change your status at any time.

5.         ELECTRONIC DELIVERY OF SHAREHOLDER DOCUMENTS

You may choose to receive a Fund’s prospectus and annual and semi-annual reports electronically.  To sign up for electronic delivery, visit www.icsdelivery.com and select the first letter of your brokerage firm’s name.  Then, select your brokerage institution from the list that follows, fill out the appropriate information and provide an e-mail address where you would like your information sent.  If your brokerage firm is not listed, electronic delivery may not be available.  Please contact your brokerage firm or financial adviser.

INNOVATOR ETFs TRUST

Additional Information (Unaudited) (Continued)

6.         TAX NOTICE

For the fiscal year ended October 31, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the taxable year ended October 31, 2021, the percentage of ordinary income dividends paid by the Funds that qualify for the dividends received deduction available to corporations was 0.00%.

For the taxable year ended October 31, 2021, the percentage of ordinary income distributions that were designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c) was 0.00%.

7. LIQUIDITY RISK MANAGEMENT PROGRAM

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Innovator ETFs Trust (“Trust”), on behalf of each of its series (each a “Fund” and, collectively, the “Funds”), has established a liquidity risk management program to govern the Funds’ approach to managing liquidity risk (the “Program”). The Program is overseen by the Trust’s Valuation Committee as the Program Administrator, a committee comprised of representatives of the Trust’s investment adviser, Innovator Capital Management LLC and representatives of Milliman Financial Risk Management LLC, the sub-adviser for certain of the Funds (the “Committee”). The Trust’s Board of Trustees (the “Board”) has approved the designation of the Committee to administer the Program.

The Program’s principal objectives include supporting the Funds’ compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence each Fund’s liquidity and the periodic classification and re-classification of certain Funds’ investments into groupings that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on September 27, 2021, the Trustees received a written report from the Committee regarding the design and operational effectiveness of the Program which has been in operation since September 2019. The Committee determined, and reported to the Board, that the Program is reasonably designed to assess and manage the Funds’ liquidity risk and has operated adequately and effectively to manage the Funds’ liquidity risk since implementation. The Committee reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Committee also noted no Fund has filed a Form N-LIQUID with the SEC.

INNOVATOR ETFs TRUST

Additional Information (Unaudited) (Continued)

The Committee noted that certain of the Funds continue to qualify as “in-kind” ETFs under Rule 22e-4 and, as such, are exempt from the requirement to set a highly liquid investment minimum. The Committee noted that the remaining funds are invested in highly liquid securities and, accordingly, continue to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule. Because of that continued qualification for the exemption, the Funds have not adopted any “highly liquid investment” minimum amounts. The Committee further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

INVESTMENT ADVISOR

Innovator Capital Management, LLC

109 North Hale Street

Wheaton, IL 60187

INVESTMENT SUB-ADVISOR

Milliman Financial Risk Management LLC

71 S. Wacker Drive, 31st Floor

Chicago, IL 60606

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza

Portland, ME 04101

CUSTODIAN

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

LEGAL COUNSEL

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

INNOVATOR

Annual Report

INNOVATOR IBD® 50 ETF (FFTY)

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF (BOUT)

INNOVATOR LOUP FRONTIER TECH ETF (LOUP)

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF (EPRF)

October 31, 2021
Innovator ETFs Trust

Letter to Shareholders	3
Fund Performance	7
Expense Example	17
Schedules of Investments	19
Statements of Assets and Liabilities	38
Statements of Operations	40
Statements of Changes in Net Assets	42
Financial Highlights	46
Notes to Financial Statements	50
Report of Independent Registered Public Accounting Firm	66
Trustees and Officers	69
Board Considerations Regarding Approval of Investment Management Agreement	71
Additional Information	75

INNOVATOR ETFs TRUST

Letter to Shareholders (Unaudited)

Letter to Shareholders (Unaudited)

Dear Valued Shareholders,

The following shareholder letter covers the period ended October 31, 2021.

Thank you for your interest in Innovator ETFs.

During the year ended October 31, 2021, the IBD ETFs (FFTY and BOUT) have performed positively and in line with their respective peer groups (source: Factset Segment Average), but not without seeing some volatility along the way. Both IBD ETFs met some resistance during the latter part of 2021, as concerns around new Covid variants spurred general market volatility and put pressure on growth stocks, and more specifically certain technology segments.

The Innovator Loup Frontier Tech ETF (LOUP) has been consistent in its positioning as an ETF focused on investing in companies that influence the future of technology. During the year ended October 31, 2021, LOUP began the year on strong footing, outpacing the S&P 500 by more than 20% at its peak in February. Spring saw a retraction in both growth and technology stocks, which ultimately had an impact on LOUP through the second half of 2021. Overall, technology stocks have had quite an impressive run.

The Innovator Laddered Fund of U.S. Equity Power Buffer ETFs (BUFF) is designed to offer a tax-efficient1, laddered approach to owning the market with buffers and market upside, to a cap. Each month, one Power Buffer ETF™ concludes its one-year outcome period, and resets into another one-year outcome period. This process allows investors to participate in a diverse set of buffered outcomes, smoothing out their overall investment experience.

The Innovator S&P Investment Grade Preferred ETF (EPRF) is the only preferred ETF designed to hold solely investment grade preferred stock. Its monthly distribution, qualified dividend income (QDI2) profile, weighting methodology, and exclusively investment-grade exposure all help to distinguish it from other income-focused ETFs. In 2021, while rising yields were a headwind for nearly all income funds, investors were rewarded for taking on additional credit risk. Over the course of the year ended October 31, 2021, high yield credit spreads narrowed nearly six times as much as their investment grade counterparts. This was the primary source of EPRF’s underperformance relative to the broader category, which tends to hold a significant amount of junk-rated and unrated preferred stock. With high yield credit spreads near historic lows, we believe EPRF’s investment-grade holdings leaves it well positioned against the effects of a selloff in high yield.

3

INNOVATOR ETFs TRUST

Letter to Shareholders (Unaudited) (Continued)

As we have reiterated to our shareholders throughout the year, Innovator Capital Management was established on an unwavering commitment to building products that deliver confidence and innovation to investors, even amidst uncertainty. We aim to continue to earn your trust in the years to come and look forward to continuing to work together to find and create innovative and valuable solutions to the investment challenges that lie ahead.

On behalf of all of us at Innovator, I want to thank you for your unwavering partnership and support of our mission to help you grow and protect your assets. May the Lord’s presence go before you throughout the New Year!

Bruce Bond

Chief Executive Officer

The views in this report were those of the Fund’s CEO as of October 31, 2021 and may not reflect his views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

4

INNOVATOR ETFs TRUST

Letter to Shareholders (Unaudited) (Continued)

Investing involves risks. Principal loss is possible.

1. ETFs use creation units, which allow for the purchase and sale of assets in the fund collectively. Consequently, ETFs usually generate fewer capital gain distributions overall, which can make them somewhat more tax-efficient than mutual funds.

2. QDI stands for qualified dividend income. QDI is taxed at the same rate as are capital gains, while ordinary dividend income is taxed at standard federal income tax rates.

EPRF Risks
The fund invests in preferred securities which may be subject to many of the risks associated with debt securities, including interest rate risk. The fund invests in equity securities which may be subject to volatile price fluctuations. Because the fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in share price.

BUFF Risks
The fund may have characteristics unlike many other traditional investment products and may not be suitable for all investors. For more information regarding whether an investment in the Fund is right for you, please see “Investor Suitability” in the prospectus.

The fund, in accordance with the Refinitiv Laddered Power Buffer Strategy Index, will be continuously invested in a laddered portfolio of the twelve Underlying ETFs. The index is rebalanced semi-annually such that each Underlying ETF will constitute 1/12 of the Index portfolio before fees and expenses. Each Underlying ETF seeks to match the performance of the SPDR S&P 500 ETF Trust (SPY) price return, up to a specified cap, while buffering against a 15% loss over the course of an approximately one-year time period that begins on the first trading day of the month indicated in the Underlying ETF’s name when the fund enters into its FLEX Option positions and ends on the market’s closure on the last trading day of the month immediately preceding the month indicated its name when those FLEX Options expire. There is no guarantee that the defined outcome strategy of an Underlying ETF in any given Outcome Period will be achieved.

This material must be preceded by or accompanied with a prospectus. The Funds' investment objectives, risks, charges and expenses should be considered carefully before investing. The prospectus contains this and other important information, and it may be obtained at innovatoretfs.com. Read it carefully before investing.

Innovator ETFs are distributed by Foreside Fund Services, LLC.

5

INNOVATOR IBD® 50 ETF

Fund Performance

October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator IBD® 50 ETF from its inception (April 8, 2015) to October 31, 2021 as compared with the S&P 500® Index.

	Average Annual Total Returns As of October 31, 2021
	1 Year	3 Years	5 Years	Since Inception (a)
Innovator IBD® 50 ETF
NAV Return	39.95%	17.24%	17.94%	11.28%
Market Return	40.06%	17.20%	17.94%	11.28%
S&P 500® Index	42.91%	21.48%	18.93%	15.06%
IBD® 50 Index (b)	40.92%	18.05%	N/A	10.89%	(c)

(a)	Inception date is April 8, 2015.
(b)	The Fund began tracking the IBD® 50 Index on November 20, 2017.
(c)	Since Inception return is from the date the Fund began tracking the IBD® 50 Index, November 20, 2017.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.90% and 0.80%, respectively. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

6

INNOVATOR IBD® 50 ETF

Fund Performance

October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Total return calculations reflect the effect of the Advisor’s expense limitation agreement for the Fund.  Returns shown for the Fund, S&P 500® Index and IBD® 50 Index include the reinvestment of all dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The IBD® 50 Index is a weekly, rule–based, computer–generated stock index compiled and published by Investor’s Business Daily® that seeks to identify the current top 50 growth stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/FFTY.

7

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Fund Performance

October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator IBD® Breakout Opportunities ETF from its inception (September 12, 2018) to October 31, 2021 as compared with the S&P 500® Index and IBD® Breakout Stocks Index.

	Average Annual Total Returns As of October 31, 2021
	1 Year	3 Years	Since Inception (a)
Innovator IBD® Breakout Opportunities ETF
NAV Return	55.18%	21.78%	12.93%
Market Return	55.51%	21.65%	12.95%
S&P 500® Index	42.91%	21.48%	18.13%
IBD® Breakout Stocks Index	57.66%	23.43%	14.44%

(a)	Inception date is September 12, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.80%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

8

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Fund Performance

October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, S&P 500® Index and IBD® Breakout Stocks Index include the reinvestment of all dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The IBD® Breakout Stocks Index is a rule–based index compiled and published by Investor’s Business Daily® that seeks to provide opportunistic investment exposure to those stocks with the potential to “break out” or experience a period of sustained price growth beyond the stock’s recent “resistance level,” with consideration for various market conditions.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BOUT.

9

INNOVATOR LOUP FRONTIER TECH ETF

Fund Performance

October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Loup Frontier Tech ETF from its inception (July 24, 2018) to October 31, 2021 as compared with the Dow Jones Global Index and Loup Frontier Tech Index.

	Average Annual Total Returns As of October 31, 2021
	1 Year	3 Years	Since Inception (a)
Innovator Loup Frontier Tech ETF
NAV Return	50.01%	35.00%	27.97%
Market Return	49.94%	35.01%	28.03%
Dow Jones Global Index	37.67%	17.51%	13.59%
Loup Frontier Tech Index	51.11%	36.19%	28.81%

(a)	Inception date is July 24, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.70%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

10

INNOVATOR LOUP FRONTIER TECH ETF

Fund Performance

October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, Dow Jones Global Index and Loup Frontier Tech Index include the reinvestment of all dividends, if any.

The Dow Jones Global Index is an unmanaged, capitalization–weighted index generally representative of the global market.

The Loup Frontier Tech Index is a rules–based stock index that seeks to identify and track those companies identified as being on the frontier of the development of new technologies that have the potential to have an outsized influence on the future.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/LOUP.

11

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Fund Performance

October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P Investment Grade Preferred ETF from its inception (May 23, 2016) to October 31, 2021 as compared with the S&P U.S. High Quality Preferred Stock Index and the S&P U.S. Preferred Stock Index.

	Average Annual Total Returns As of October 31, 2021
	1 Year	3 Years	5 Years	Since Inception (a)
Innovator S&P Investment Grade Preferred ETF
NAV Return	5.97%	7.87%	5.00%	4.70%
Market Return	5.94%	7.84%	4.92%	4.62%
S&P U.S. High Quality Preferred Stock Index	6.42%	8.31%	5.52%	5.24%
S&P U.S. Preferred Stock Index	13.38%	9.24%	6.54%	6.31%

(a)	Inception date is May 23, 2016.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.47%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

12

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Fund Performance

October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, S&P U.S. High Quality Preferred Stock Index and S&P U.S. Preferred Stock Index include the reinvestment of all dividends, if any.

The S&P U.S. High Quality Preferred Stock Index is designed to provide exposure to U.S. - listed preferred stocks that meet a minimum size, liquidity, type of issuance, and quality criteria.

The S&P U.S. Preferred Stock Index generally represents the U.S. preferred stock market.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at innovatoretfs.com/EPRF.

13

INNOVATOR LADDERED FUND OF U.S. EQUITY POWER BUFFER ETFS

Fund Performance

October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Laddered Fund of U.S. Equity Power Buffer ETFs from its inception (October 19, 2016) to October 31, 2021 as compared with the S&P 500® Index.

	Average Annual Total Returns As of October 31, 2021
	1 Year	3 Years	5 Years	Since Inception (a)
Innovator Laddered Fund of U.S. Equity Power Buffer ETFs
NAV Return	12.93%	6.71%	8.92%	8.55%
Market Return	13.17%	6.80%	8.98%	8.60%
S&P 500® Index	42.91%	21.48%	18.93%	18.60%
Refinitiv Laddered Power Buffer Strategy Index (b)	13.09%	N/A	N/A	10.31%	(c)

(a)	Inception date is October 19, 2016.
(b)	The Fund began tracking the Refinitiv Laddered Power Buffer Strategy Index on August 11, 2020.
(c)	Since Inception return is cumulative and from the date the Fund began tracking the Refinitiv Laddered Power Buffer Strategy Index, August 11, 2020.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.99%. This expense ratio includes acquired fund fees and expenses of 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

14

INNOVATOR LADDERED FUND OF U.S. EQUITY POWER BUFFER ETFS

Fund Performance

October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, Refinitiv Laddered Power Buffer Strategy Index and S&P 500® Index include the reinvestment of all dividends, if any.

The Refinitiv Laddered Power Buffer Strategy Index is equally weighted in the shares of the twelve Innovator U.S. Equity Power Buffer ETFs which each respectively seek to provide a defined outcome based upon the performance of the S&P 500® Index - Price Return over the course of an approximately one-year time period that begins on the first trading day of the month indicated in the respective ETF's name. Each Innovator U.S. Equity Power Buffer ETF seeks to provide an upside return that is capped for an applicable outcome period and a measure of downside protection from losses for such outcome period. The Index seeks to provide "laddered" investing in the twelve Innovator U.S. Equity Power Buffer ETFs. Laddered investing refers to investments in several similar securities that have different reset dates, with the goal of mitigating timing risks associated with investing in a single investment.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at innovatoretfs.com/BUFF.

15

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended October 31, 2021 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees, and other Fund expenses; and (2) transaction costs, including brokerage commissions on the purchase and sale of Fund shares. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2021 to October 31, 2021 for each Fund.

Actual Expenses

The first line under each Fund in the following table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on the purchase and sale of Fund shares.  Therefore, the second line under the Fund in the table is useful in comparing the ongoing Fund costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs could have been higher.

16

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended October 31, 2021 (Unaudited) (Continued)

			Expenses Paid	Annualized Expense
	Beginning Account	Ending Account	During the	Ratio for the
	Value	Value	Period (a)	Period
Innovator IBD 50® ETF (NAV)				0.80%
Actual	$1,000.00	$1,080.00	$4.19
Hypothetical	1,000.00	1,021.17	4.08
Innovator IBD® Breakout Opportunities ETF (NAV)				0.80%
Actual	1,000.00	1,059.60	4.15
Hypothetical	1,000.00	1,021.17	4.08
Innovator Loup Frontier Tech ETF (NAV)				0.70%
Actual	1,000.00	1,045.30	3.61
Hypothetical	1,000.00	1,021.68	3.57
Innovator S&P Investment Grade Preferred ETF (NAV)				0.47%
Actual	1,000.00	1,025.10	2.40
Hypothetical	1,000.00	1,022.84	2.40
Innovator Laddered Fund of U.S. Equity Power Buffer ETFs (NAV)				0.20%
Actual	1,000.00	1,033.30	1.03
Hypothetical	1,000.00	1,024.20	1.02

(a)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period).

17

INNOVATOR IBD® 50 ETF

Schedule of Investments

October 31, 2021

	Shares	Value
COMMON STOCKS - 98.02%
Apparel - 1.03%
Crocs, Inc. (a)	17,432	$2,814,396

Auto Manufacturers - 2.07%
Tesla, Inc. (a)	5,099	5,680,286

Banks - 3.43%
SVB Financial Group (a)	1,869	1,340,821
Western Alliance Bancorp	69,523	8,070,925
		9,411,746
Beverages - 3.41%
Celsius Holdings, Inc. (a)(b)	97,024	9,364,756

Biotechnology - 3.42%
Dynavax Technologies Corp. (a)(b)	470,396	9,393,808

Building Materials - 1.97%
Builders FirstSource, Inc. (a)	92,835	5,409,495

Commercial Services- 6.61%
Affirm Holdings, Inc. (a)	61,312	9,963,200
Gartner, Inc. (a)	16,502	5,477,179
Progyny, Inc. (a)	43,835	2,692,784
		18,133,163
Computers - 7.38%
Crowdstrike Holdings, Inc. - Class A (a)(b)	9,489	2,674,000
TaskUS, Inc. - Class A (a)(b)	162,433	9,404,871
Zscaler, Inc. (a)(b)	25,615	8,167,599
		20,246,470
Distribution/Wholesale - 0.50%
WESCO International, Inc. (a)	10,590	1,372,040

Diversified Financial Services - 4.44%
Freedom Holding Corp/NV (a)(b)	40,391	2,693,676
Upstart Holdings, Inc. (a)(b)	29,465	9,488,909
		12,182,585
Electronic Components & Equipment - 2.95%
Generac Holdings, Inc. (a)	16,247	8,100,104

The accompanying notes are an integral part of these financial statements.

18

INNOVATOR IBD® 50 ETF

Schedule of Investments

October 31, 2021 (Continued)

	Shares	Value
Electronics - 3.53%
Atkore, Inc. (a)	102,520	9,691,216

Entertainment - 0.48%
Caesars Entertainment, Inc. (a)	11,952	1,308,266

Healthcare-Products - 5.87%
Inmode Ltd. (a)	111,864	10,597,997
Inspire Medical Systems, Inc. (a)	20,438	5,509,676
		16,107,673
Home Furnishings - 1.43%
Tempur Sealy International, Inc.	56,647	2,519,092
The Lovesac Co. (a)(b)	18,033	1,406,754
		3,925,846
Internet - 2.45%
Alphabet, Inc. - Class A(a)	452	1,338,336
Perficient, Inc. (a)(b)	43,440	5,369,184
		6,707,520
Iron/Steel - 2.81%
Cleveland-Cliffs, Inc. (a)	320,281	7,721,975

Oil & Gas - 1.92%
Diamondback Energy, Inc.	49,222	5,276,106

Oil & Gas Services - 0.52%
ChampionX Corp. (a)	54,255	1,423,109

Private Equity - 5.42%
Ares Management Corp. - Class A	31,969	2,709,053
KKR & Co., Inc.	34,683	2,763,195
The Blackstone Group, Inc.	58,194	8,055,213
The Carlyle Group, Inc.	24,018	1,348,611
		14,876,072
Retail - 2.17%
Dutch Bros, Inc. - Class A (a)	78,021	5,948,321

The accompanying notes are an integral part of these financial statements.

19

INNOVATOR IBD® 50 ETF

Schedule of Investments

October 31, 2021 (Continued)

	Shares	Value
Semiconductors - 6.59%
Advanced Micro Devices, Inc. (a)	21,652	2,603,220
Monolithic Power Systems, Inc.	2,521	1,324,685
NVIDIA Corp.	32,505	8,310,553
SiTime Corp. (a)	22,017	5,832,083
		18,070,541
Software - 27.62%
AppLovin Corp. - Class A (a)(b)	27,893	2,740,487
Asana, Inc. - Class A (a)	74,193	10,075,410
Atlassian Corp. PLC - Class A (a)	3,206	1,468,765
Bill.Com Holdings, Inc. (a)(b)	31,935	9,398,790
Cloudflare, Inc. - Class A (a)	51,871	10,100,321
Confluent, Inc. - Class A (a)(b)	41,741	2,836,301
Datadog, Inc. - Class A (a)	50,563	8,446,549
Digital Turbine, Inc. (a)(b)	94,898	8,166,922
HubSpot, Inc. (a)(b)	9,966	8,074,752
Monday.com Ltd. (a)(b)	20,262	7,534,019
MongoDB, Inc. (a)(b)	10,634	5,543,398
TDCX, Inc. - ADR (a)	48,634	1,394,823
		75,780,537
TOTAL COMMON STOCKS (Cost $236,585,084)		268,946,031

REAL ESTATE INVESTMENT TRUSTS - 1.99%
Warehouse/Industrial - 1.99%
Innovative Industrial Properties, Inc. (b)	20,793	5,470,430
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,970,958)		5,470,430

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 31.27%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (c)	85,779,500	85,779,500
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $85,779,500)		85,779,500

The accompanying notes are an integral part of these financial statements.

20

INNOVATOR IBD® 50 ETF

Schedule of Investments

October 31, 2021 (Continued)

SHORT TERM INVESTMENTS - 0.07%
Money Market Deposit Account - 0.07%	Principal Amount	Value
U.S. Bank Money Market Deposit Account, 0.003% (d)	$179,429	179,429
TOTAL SHORT TERM INVESTMENTS (Cost $179,429)		179,429

Total Investments (Cost $327,514,971) – 131.35%		360,375,390
Liabilities in Excess of Other Assets – (31.35)%		(86,010,583)
TOTAL NET ASSETS – 100.00%		$274,364,807

Asset Type	% of Net Assets
Common Stocks	98.02%
Real Estate Investment Trusts	1.99
Investments Purchased with Proceeds From Securities Lending	31.27
Short Term Investments	0.07
Total Investments	131.35
Liabilities in Excess of Other Assets	(31.35)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2021. The total value of securities on loan is $71,139,234, or 25.93% of net assets. See Note 6.
(c)	Represents annualized seven-day yield as of the end of the reporting period.
(d)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

21

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Schedule of Investments

October 31, 2021

	Shares	Value
COMMON STOCKS – 88.33%
Agriculture – 4.40%
Bunge Ltd.	3,824	$354,256
Nutrien Ltd. (a)	4,128	288,589
		642,845
Auto Manufacturers – 3.21%
Ford Motor Co. (a)	20,640	352,531
Tesla, Inc. (a)	104	115,856
		468,387
Banks – 4.41%
Customers Bancorp, Inc. (a)	1,000	53,290
KeyCorp	8,000	186,160
Meta Financial Group, Inc.	3,112	172,529
Regions Financial Corp. (b)	3,992	94,531
SVB Financial Group (a)(b)	128	91,827
The Goldman Sachs Group, Inc.	112	46,295
		644,632
Building Materials – 3.56%
Builders FirstSource, Inc. (a)	824	48,014
Louisiana-Pacific Corp. (b)	3,000	176,790
Tecnoglass, Inc. (b)	3,520	101,658
UFP Industries, Inc.	2,368	193,773
		520,235
Chemicals – 4.24%
Celanese Corp.	1,144	184,767
CF Industries Holdings, Inc.	808	45,894
Element Solutions, Inc. (b)	2,112	47,964
Linde PLC	920	293,665
The Mosaic Co.	1,144	47,556
		619,846
Commercial Services – 3.85%
Service Corporation International	5,288	362,175
Textainer Group Holdings Ltd. (a)	1,296	50,920
TransUnion	824	94,999
Triton International Ltd.	864	53,732
		561,826

The accompanying notes are an integral part of these financial statements.

22

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Schedule of Investments

October 31, 2021 (Continued)

	Shares	Value
Computers - 2.36%
Fortinet, Inc. (a)	144	48,433
Tenable Holdings, Inc. (a)	5,568	296,496
		344,929
Diversified Financial Services - 7.07%
Affiliated Managers Group, Inc.	2,032	341,131
BlackRock, Inc.	368	347,193
Credit Acceptance Corp. (a)	80	47,857
Oppenheimer Holdings, Inc. - Class A	3,752	195,292
Tradeweb Markets, Inc. - Class A	1,128	100,505
		1,031,978
Electric - 0.75%
Ameresco, Inc. - Class A (a)(b)	1,328	109,069

Energy-Alternate Sources - 2.59%
Enphase Energy, Inc. (a)(b)	1,632	378,020

Entertainment - 0.59%
Churchill Downs, Inc.	376	86,480

Healthcare-Products - 3.29%
Danaher Corp.	928	289,322
STERIS PLC	816	190,732
		480,054
Healthcare-Services - 2.02%
IQVIA Holdings, Inc. (a)	1,128	294,882

Home Builders - 0.66%
Skyline Champion Corp. (a)	1,520	96,246

Insurance - 3.59%
Fidelity National Financial, Inc.	3,872	185,508
Voya Financial, Inc. (b)	4,864	339,361
		524,869

The accompanying notes are an integral part of these financial statements.

23

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Schedule of Investments

October 31, 2021 (Continued)

	Shares	Value
Internet - 5.09%
Cargurus, Inc. (a)	2,832	94,985
IAC/InterActiveCorp (a)	2,208	336,433
Mimecast Ltd. (a)	1,400	105,616
TechTarget, Inc. (a)	552	52,059
Upwork, Inc. (a)	3,288	154,931
		744,024
Lodging - 1.91%
Boyd Gaming Corp. (a)	4,376	279,101

Machinery-Diversified - 3.56%
Cactus, Inc. - Class A	4,296	186,876
Ingersoll Rand, Inc. (a)	6,208	333,743
		520,619
Oil & Gas - 13.64%
APA Corp.	12,168	318,923
Canadian Natural Resources Ltd.	6,768	287,708
Denbury, Inc. (a)	600	50,796
EOG Resources, Inc.	520	48,079
Hess Corp. (b)	3,800	313,766
Matador Resources Co. (b)	1,104	46,202
Ovintiv, Inc.	8,632	323,873
Pioneer Natural Resources Co.	504	94,238
Valero Energy Corp.	4,160	321,693
Whiting Petroleum Corp. (a)(b)	2,872	187,053
		1,992,331
Pipelines - 1.94%
The Williams Cos, Inc.	10,088	283,372

Private Equity - 1.43%
KKR & Co., Inc.	2,624	209,054

Retail - 3.31%
Signet Jewelers Limited	2,144	191,202
Target Corp.	1,128	292,852
		484,054
Semiconductors - 0.36%
Brooks Automation, Inc.	448	52,170

The accompanying notes are an integral part of these financial statements.

24

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Schedule of Investments

October 31, 2021 (Continued)

	Shares	Value
Software - 9.11%
Adobe, Inc. (a)	448	291,361
Cadence Design Systems, Inc. (a)	1,728	299,134
Microsoft Corp.	312	103,465
Monday.com Ltd. (a)(b)	888	330,185
Procore Technologies, Inc. (a)	3,352	306,540
		1,330,685
Telecommunications - 1.39%
Arista Networks, Inc. (a)(b)	496	203,206
TOTAL COMMON STOCKS (Cost $12,372,485)		12,902,914

MASTER LIMITED PARTNERSHIPS - 2.20%
Pipelines - 2.20%
Magellan Midstream Partners L.P.	6,560	321,440
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $324,130)		321,440

REAL ESTATE INVESTMENT TRUSTS - 8.84%
Diversified - 4.05%
CubeSmart	5,432	298,814
Duke Realty Corp.	5,200	292,448
		591,262
Storage - 2.76%
Extra Space Storage, Inc.	512	101,053
Life Storage, Inc.	1,512	202,321
National Storage Affiliates Trust	1,608	100,436
		403,810
Warehouse/Industrial - 2.03%
Rexford Industrial Realty, Inc.	4,416	296,755
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,225,207)		1,291,827

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 14.16%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (c)	2,067,735	2,067,735
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,067,735)		2,067,735

The accompanying notes are an integral part of these financial statements.

25

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Schedule of Investments

October 31, 2021 (Continued)

SHORT TERM INVESTMENTS - 0.64%
Money Market Deposit Account - 0.64%	Principal Amount	Value
U.S. Bank Money Market Deposit Account, 0.003% (d)	$93,805	93,805
TOTAL SHORT TERM INVESTMENTS (Cost $93,805)		93,805

Total Investments (Cost $16,083,362) - 114.17%		16,677,721
Liabilities in Excess of Other Assets - (14.17)%		(2,070,653)
TOTAL NET ASSETS - 100.00%		$14,607,068

Asset Type	% of Net Assets
Common Stocks	88.33%
Master Limited Partnerships	2.20
Real Estate Investment Trusts	8.84
Investments Purchased with Proceeds From Securities Lending	14.16
Short Term Investments	0.64
Total Investments	114.17
Liabilities in Excess of Other Assets	(14.17)
Net Assets	100.00%

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2021. The total value of securities on loan is $2,024,697, or 13.86% of net assets. See Note 6.
(c)	Represents annualized seven-day yield as of the end of the reporting period.
(d)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

26

Schedule of Investments

October 31, 2021

	Shares	Value
COMMON STOCKS - 99.96%
Aerospace/Defense - 4.74%
AeroVironment, Inc. (a)(b)	41,731	$3,718,649

Auto Manufacturers - 3.13%
Ford Motor Co. (a)	143,770	2,455,592

Commercial Services - 8.57%
Affirm Holdings, Inc. (a)	25,656	4,169,100
GXO Logistics, Inc. (a)	28,775	2,555,220
		6,724,320
Computers - 2.72%
Lumentum Holdings, Inc. (a)(b)	25,838	2,133,702

Diversified Financial Services - 15.57%
Coinbase Global, Inc. - Class A (a)	8,761	2,798,439
Galaxy Digital Holdings Ltd. (a)	115,318	3,119,624
Nasdaq, Inc.	11,004	2,309,409
Rocket Cos, Inc. - Class A (b)	241,492	3,979,789
		12,207,261
Electrical Components & Equipment - 2.96%
Novanta, Inc. (a)	13,460	2,322,658

Electronics - 5.89%
II-VI, Inc. (a)(b)	38,006	2,299,743
Trimble, Inc. (a)	26,525	2,317,489
		4,617,232
Healthcare-Services - 3.15%
Teladoc Health, Inc. (a)(b)	16,524	2,471,825

Internet - 9.94%
Baidu, Inc. - ADR (a)	22,352	3,626,389
Overstock.com, Inc. (a)(b)	27,767	2,644,251
Snap, Inc. - Class A (a)(b)	28,978	1,523,663
		7,794,303
Machinery-Diversified - 4.70%
Harmonic Drive Systems, Inc.	81,800	3,688,984

The accompanying notes are an integral part of these financial statements.

27

INNOVATOR LOUP FRONTIER TECH ETF

Schedule of Investments

October 31, 2021 (Continued)

	Shares	Value
Miscellaneous Manufacturing - 3.03%
Axon Enterprise, Inc. (a)	13,204	2,376,192

Office/Business Equipment - 2.53%
Datalogic SpA	109,050	1,980,435

Semiconductors - 18.93%
Advanced Micro Devices, Inc. (a)	20,702	2,489,001
Ambarella, Inc. (a)	14,102	2,620,575
AMS AG (a)	121,980	2,410,024
Micron Technology, Inc.	31,017	2,143,275
SK Hynix, Inc.	27,699	2,441,485
Teradyne, Inc.	19,849	2,743,926
		14,848,286
Software - 11.40%
Activision Blizzard, Inc.	28,007	2,189,867
Pegasystems, Inc.	17,460	2,072,851
Take-Two Interactive Software, Inc. (a)	12,516	2,265,396
Unity Software, Inc. (a)(b)	15,955	2,414,151
		8,942,265
Toys/Games/Hobbies - 2.70%
Nintendo Co. Ltd.	4,800	2,114,148
TOTAL COMMON STOCKS (Cost $72,855,853)		78,395,852

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 17.06%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (c)	13,381,090	13,381,090
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $13,381,090)		13,381,090

The accompanying notes are an integral part of these financial statements.

28

INNOVATOR LOUP FRONTIER TECH ETF

Schedule of Investments

October 31, 2021 (Continued)

SHORT TERM INVESTMENTS - 0.06%
Money Market Deposit Account - 0.06%	Principal Amount	Value
U.S. Bank Money Market Deposit Account, 0.003% (d)	$49,771	49,771
TOTAL SHORT TERM INVESTMENTS (Cost $49,771)		49,771

Total Investments (Cost $86,286,714) - 117.08%		91,826,713
Liabilities in Excess of Other Assets - (17.08)%		(13,398,635)
TOTAL NET ASSETS - 100.00%		$78,428,078

Country	% of Net Assets
Austria	3.07%
China	4.62
Italy	2.53
Japan	7.40
South Korea	3.11
United States	79.23
Total Country	99.96
Investments Purchased with Proceeds From Securities Lending	17.06
Short Term Investments	0.06
Total Investments	117.08
Liabilities in Excess of Other Assets	(17.08)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2021. The total value of securities on loan is $13,451,583, or 17.15% of net assets. See Note 6.
(c)	Represents annualized seven-day yield as of the end of the reporting period.
(d)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

29

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Schedule of Investments

October 31, 2021

	Shares	Value
PREFERRED STOCKS - 99.74% (a)
Banks - 33.93%
Bank of America Corp., Series 02, 3.000% to 11/29/2021 then 3-Month Libor + 0.650% (b)	31,816	$759,766
Bank of America Corp., Series 5, 4.000% to 11/21/2021 then 3-Month Libor + 0.500% (b)	30,204	769,296
Bank of America Corp., Series E, 4.000% to 11/15/2021 then 3-Month Libor + 0.350%	30,116	760,730
Bank of America Corp., Series GG, 6.000%	28,462	757,658
Bank of America Corp., Series HH, 5.875%	28,462	768,759
Bank of America Corp., Series KK, 5.375%	28,344	768,973
Bank of America Corp., Series LL, 5.000%	28,705	767,572
Bank of America Corp., Series NN, 4.375%	29,025	737,235
Bank of America Corp., Series PP, 4.125% (b)	29,712	743,988
Bank of Hawaii Corp., Series A, 4.375%	268,334	6,976,683
Cullen/Frost Bankers, Inc., Series B, 4.450% (b)	257,389	6,833,678
First Citizens BancShares, Inc./NC, Series A, 5.375% (b)	252,103	6,932,832
First Republic Bank/CA, Series J, 4.700% (b)	64,206	1,721,363
First Republic Bank/CA, Series K, 4.125% (b)	68,720	1,721,436
First Republic Bank/CA, Series L, 4.250%	68,310	1,716,630
First Republic Bank/CA, Series M, 4.000%	70,394	1,716,206
JPMorgan Chase & Co., Series DD, 5.750% (b)	42,129	1,148,015
JPMorgan Chase & Co., Series EE, 6.000% (b)	41,425	1,149,130
JPMorgan Chase & Co., Series GG, 4.750%	43,650	1,144,503
JPMorgan Chase & Co., Series JJ, 4.550%	43,816	1,144,036
JPMorgan Chase & Co., Series LL, 4.625% (b)	43,501	1,137,116
JPMorgan Chase & Co., Series MM, 4.200%	45,398	1,141,760
Northern Trust Corp., Series E, 4.700% (b)	249,454	6,795,127
State Street Corp., Series D, 5.900% to 03/15/2024 then 3-Month Libor + 3.108% (b)	121,942	3,474,128
State Street Corp., Series G, 5.350% to 03/15/2026 then 3-Month Libor + 3.709% (b)	117,845	3,454,037
The PNC Financial Services Group, Inc., Series P, 6.125% to 05/01/2022 then 3-Month Libor + 4.067%	264,412	6,800,677
Truist Financial Corp., Series O, 5.250% (b)	123,253	3,460,944
Truist Financial Corp., Series R, 4.750% (b)	129,421	3,449,070

The accompanying notes are an integral part of these financial statements.

30

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Schedule of Investments

October 31, 2021 (Continued)

	Shares	Value
US Bancorp., Series B, 3.500% to 1/17/2022 then 3-Month Libor + 0.600% (b)	55,735	1,376,655
US Bancorp., Series F, 6.500% to 01/15/2022 then 3-Month Libor + 4.468%	54,177	1,375,012
US Bancorp., Series K, 5.500% (b)	51,039	1,384,178
US Bancorp., Series L, 3.750% (b)	55,712	1,349,902
US Bancorp., Series M, 4.000% (b)	54,540	1,364,045
		75,601,140
Capital Markets - 10.15%
Highland Income Fund, Series A, 5.375%	265,347	6,960,052
KKR & Co., Inc., Series C, 6.000%, 09/15/2023 (b)	86,326	8,636,053
Oaktree Capital Group LLC, Series B, 6.550%	257,484	7,029,313
		22,625,418
Diversified Financial Services - 9.31%
Apollo Global Management, Inc., Series A, 6.375%	266,750	6,948,837
Apollo Global Management, Inc., Series B, 6.375% (b)	254,341	6,864,664
The Charles Schwab Corp., Series D, 5.950%	134,958	3,467,071
The Charles Schwab Corp., Series J, 4.450%	131,501	3,463,736
		20,744,308
Electric - 6.18%
Alabama Power Co., Series A, 5.000%	263,199	6,856,334
Brookfield Renewable Partners LP, Series 17, 5.250%	261,053	6,910,073
		13,766,407
Insurance - 27.80%
Arch Capital Group Ltd., Series F, 5.450%	133,129	3,465,348
Arch Capital Group Ltd., Series G, 4.550%	131,905	3,422,935
Athene Holding Ltd., Series A, 6.350% to 06/30/2029 then 3-Month USD Libor + 4.253%	58,070	1,735,712
Athene Holding Ltd., Series B, 5.625%	63,471	1,733,393
Athene Holding Ltd., Series C, 6.375% to 09/30/2025 then Five-Year Treasury Constant Maturity + 5.970% (b)	60,583	1,749,637

The accompanying notes are an integral part of these financial statements.

31

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Schedule of Investments

October 31, 2021 (Continued)

	Shares	Value
Athene Holding Ltd., Series D, 4.875%	65,978	1,706,851
Axis Capital Holdings Ltd., Series E, 5.500%	273,891	6,907,532
MetLife, Inc., Series A, 4.000% to 12/15/2021 then 3-Month Libor + 1.000%	90,256	2,292,502
MetLife, Inc., Series E, 5.625% (b)	84,376	2,301,777
MetLife, Inc., Series F, 4.750%	85,604	2,297,611
PartnerRe Ltd., Series J, 4.875%	256,429	6,941,534
Prudential PLC, 6.500% (b)	130,206	3,330,669
Prudential PLC, 6.750%	130,848	3,343,166
RenaissanceRe Holdings Ltd., Series F, 5.750%	127,786	3,474,502
RenaissanceRe Holdings Ltd., Series G, 4.200% (b)	137,441	3,460,764
The Allstate Corp., 5.100% to 01/15/2023 then 3-Month Libor + 3.165%, 01/15/2053 (b)	86,055	2,319,182
The Allstate Corp., Series H. 5.100%	83,884	2,273,256
The Allstate Corp., Series I, 4.750% (b)	83,424	2,269,133
The Hartford Financial Services Group, Inc., 7.875% to 04/15/2022 then 3-Month Libor + 5.596%, 04/15/2042	132,512	3,453,263
The Hartford Financial Services Group, Inc., Series G, 6.000%	124,817	3,461,175
		61,939,942
Real Estate Investment Trusts - 9.27%
Kimco Realty Corp., Series L, 5.125%	132,123	3,439,162
Kimco Realty Corp., Series M, 5.250%	131,197	3,501,648
PS Business Parks, Inc., Series X, 5.250%	87,033	2,271,561
PS Business Parks, Inc., Series Y, 5.200%	87,903	2,314,486
PS Business Parks, Inc., Series Z, 4.875%	83,362	2,259,110
Public Storage, Series E, 4.900%	24,891	630,738
Public Storage, Series F, 5.150%	24,226	627,211
Public Storage, Series G, 5.050%	24,367	645,726
Public Storage, Series H, 5.600%	22,457	622,733
Public Storage, Series I, 4.875% (b)	22,788	614,820
Public Storage, Series L, 4.625%	23,020	622,231
Public Storage, Series M, 4.125% (b)	23,945	618,020
Public Storage, Series N, 3.875% (b)	24,159	615,088
Public Storage, Series O, 3.900% (b)	23,945	612,992
Public Storage, Series P, 4.000%	24,474	620,171
Public Storage, Series Q, 3.950%	24,637	625,780
		20,641,477

The accompanying notes are an integral part of these financial statements.

32

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Schedule of Investments

October 31, 2021 (Continued)

	Shares	Value
Savings & Loans - 3.10%
Washington Federal, Inc., Series A, 4.875%	261,998	6,901,027
TOTAL PREFERRED STOCKS (Cost $219,162,411)		222,219,719

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.69%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (c)	23,817,802	23,817,802
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $23,817,802)		23,817,802

SHORT TERM INVESTMENTS - 0.43%

Money Market Deposit Account - 0.43%	Principal Amount
U.S. Bank Money Market Deposit Account, 0.003% (d)	$957,914	957,914
TOTAL SHORT TERM INVESTMENTS (Cost $957,914)		957,914

Total Investments (Cost $243,938,127) - 110.86%		246,995,435
Liabilities in Excess of Other Assets - (10.86)%		(24,201,739)
TOTAL NET ASSETS - 100.00%		$222,793,696

The accompanying notes are an integral part of these financial statements.

33

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Schedule of Investments

October 31, 2021 (Continued)

Asset Type	% of Net Assets
Preferred Stocks	99.74%
Investments Purchased with Proceeds From Securities Lending	10.69
Short Term Investments	0.43
Total Investments	110.86
Liabilities in Excess of Other Assets	(10.86)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

USD - United States Dollar
Libor - London Interbank Offered Rate
(a)	Securities with no stated maturity date are perpetual in nature.
(b)	All or a portion of this security is on loan as of October 31, 2021. The total value of securities on loan is $23,270,681, or 10.44% of net assets. See Note 6.
(c)	Represents annualized seven-day yield as of the end of the reporting period.
(d)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

34

INNOVATOR LADDERED FUND OF U.S. EQUITY POWER BUFFER ETFS

Schedule of Investments

October 31, 2021

	Shares	Value
AFFILIATED EXCHANGE TRADED FUNDS - 99.80% (a)
Innovator U.S. Equity Power Buffer ETF - January	173,895	$5,754,186
Innovator U.S. Equity Power Buffer ETF - February	198,278	5,744,153
Innovator U.S. Equity Power Buffer ETF - March	184,322	5,769,279
Innovator U.S. Equity Power Buffer ETF - April	197,955	5,757,521
Innovator U.S. Equity Power Buffer ETF - May (b)	191,033	5,777,812
Innovator U.S. Equity Power Buffer ETF - June	181,089	5,771,325
Innovator U.S. Equity Power Buffer ETF - July	189,759	5,783,854
Innovator U.S. Equity Power Buffer ETF - August	192,769	5,786,925
Innovator U.S. Equity Power Buffer ETF - September (b)	192,933	5,780,273
Innovator U.S. Equity Power Buffer ETF - October	192,078	5,785,351
Innovator U.S. Equity Power Buffer ETF - November (b)	187,992	5,745,976
Innovator U.S. Equity Power Buffer ETF - December	185,204	5,741,324
TOTAL EXCHANGE TRADED FUNDS (Cost $65,272,998)		69,197,979

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.71%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (c)	4,654,050	4,654,050
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,654,050)		4,654,050

SHORT TERM INVESTMENTS - 0.21%
Money Market Deposit Account - 0.21%	Principal Amount
U.S. Bank Money Market Deposit Account, 0.003% (d)	$142,316	142,316
TOTAL SHORT TERM INVESTMENTS (Cost $142,316)		142,316

Total Investments (Cost $70,069,364) - 106.72%		73,994,345
Liabilities in Excess of Other Assets - (6.72)%		(4,656,911)
TOTAL NET ASSETS - 100.00%		$69,337,434

The accompanying notes are an integral part of these financial statements.

35

INNOVATOR LADDERED FUND OF U.S. EQUITY POWER BUFFER ETFS

Schedule of Investments

October 31, 2021 (Continued)

Asset Type	% of Net Assets
Affiliated Exchange Traded Funds	99.80%
Investments Purchased with Proceeds From Securities Lending	6.71
Short Term Investments	0.21
Total Investments	106.72
Liabilities in Excess of Other Assets	(6.72)
Net Assets	100.00%

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2021. The total value of securities on loan is $4,550,790, or 6.56% of net assets. See Note 6.
(c)	Represents annualized seven-day yield as of the end of the reporting period.
(d)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

36

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2021

		Innovator IBD® 50 ETF	Innovator IBD® Breakout Opportunities ETF	Innovator Loup Frontier Tech ETF
	Assets:
	Investments, at value(a)(b)	$360,375,390	$16,677,721	$91,826,713
	Dividends and interest receivable	56,702	7,297	30,108
	Receivable for investments sold	47,822,550	-	-
	Securities lending income receivable	112,352	112	1,068
	Prepaid expenses	1,909	-	-
	Total Assets	408,368,903	16,685,130	91,857,889

	Liabilities:
	Payable for collateral upon return of securities loaned	85,779,500	2,067,735	13,381,090
	Payable to Adviser	116,613	9,893	45,955
	Payable for investments purchased	48,041,801	-	-
	Payable to Trustees	3,923	-	-
	Payable to Custodian	2,596	-	-
	Accrued expenses and other liabilities	59,663	434	2,766
	Total Liabilities	134,004,096	2,078,062	13,429,811
	Net Assets	$274,364,807	$14,607,068	$78,428,078

	Net Assets Consist of:
	Capital stock	$456,948,423	$21,815,822	$82,631,563
	Total distributable earnings/(accumulated deficit)	(182,583,616)	(7,208,754)	(4,203,485)
	Net Assets	$274,364,807	$14,607,068	$78,428,078

	Net Asset Value:
	Net assets	$274,364,807	$14,607,068	$78,428,078
	Shares of beneficial interest outstanding (unlimted shares without par authorized)	5,450,000	400,000	1,400,001
	Net asset value price per share	$50.34	$36.52	$56.02

(a)	Cost of investments	$327,514,971	$16,083,362	$86,286,714
(b)	Including securities on loan at a value of	71,139,234	2,024,697	13,451,583

The accompanying notes are an integral part of these financial statements.

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INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2021 (Continued)

		Innovator S&P Investment Grade Preferred ETF		Innovator Laddered Fund of U.S. Equity Power Buffer ETFs
	Assets:
	Investments, at value (a)	$246,995,435	(b)	$4,796,366
	Investments in affiliates, at value (c)	-		69,197,979	(b)
	Dividends and interest receivable	425,483		-
	Receivable for investments sold	32,700		-
	Receivable for fund shares sold	-		1,776,420
	Securities lending income receivable	30,015		4,621
	Total Assets	247,483,633		75,775,386

	Liabilities:
	Payable to Adviser	90,135		11,237
	Distribution payable	782,000		-
	Payable for investments purchased	-		1,772,665
	Payable for collateral upon return of securities loaned	23,817,802		4,654,050
	Total Liabilities	24,689,937		6,437,952
	Net Assets	$222,793,696		$69,337,434

	Net Assets Consist of:
	Capital stock	$223,962,797		$104,089,885
	Total distributable earnings/(accumulated deficit)	(1,169,101)		(34,752,451)
	Net Assets	$222,793,696		$69,337,434

	Net Asset Value:
	Net assets	$222,793,696		$69,337,434
	Shares of beneficial interest outstanding (unlimited shares without par authorized) (d)	9,200,000		1,950,000
	Net asset value price per share	$24.22		$35.56

(a)	Cost of investments	$243,938,127		$4,796,366
(b)	Including securities on loan at a value of	23,270,681		4,550,790
(c)	Cost of investments in affiliates	-		65,272,998
(d)	Shares of the respective Acquired Fund converted into Fund shares at the start of business on October 14, 2021. See Note 11 to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

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INNOVATOR ETFs TRUST

Statements of Operations

For the Year Ended October 31, 2021

	Innovator IBD® 50 ETF	Innovator IBD® Breakout Opportunities ETF	Innovator Loup Frontier Tech ETF
Investment Income:
Dividends	$1,493,352	$110,176	$272,576
Less: Foreign witholding taxes and issuance fees	(11,882)	(2,676)	(31,279)
Interest	74	3	6
Securities lending income, net	922,917	14,768	78,814
Total Investment Income	2,404,461	122,271	320,117

Expenses:
Investment advisory fee	1,652,041	133,211	518,693
Professional fees	51,784	-	-
Administration fees	72,331	-	-
Fund accounting fees	1,318	-	-
Trustees fees and expenses	15,635	-	-
Printing and mailing expenses	21,639	-	-
Custody fees	13,151	-	-
Insurance expense	3,301	-	-
Registration fees	2,219	-	-
Other expenses	363,729	-	-
Total Expenses Before Expense Limitation	2,197,148	133,211	518,693
Net advisory recoupment/(waivers)(see Note 3)	(309,101)	-	-
Net Expenses	1,888,047	133,211	518,693
Net Investment Income/(Loss)	516,414	(10,940)	(198,576)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments and foreign currency transactions	(20,433,383)	(4,663,177)	(7,653,752)
Redemptions sold in-kind on investments	68,304,315	6,532,599	15,839,391
Net change in unrealized appreciation/(depreciation) on:
Investments and translation of foreign currency	21,260,902	777,977	2,224,157
Net Realized and Unrealized Gain/(Loss)	69,131,834	2,647,399	10,409,796
Net Increase/(Decrease) in Net Assets Resulting From Operations	$69,648,248	$2,636,459	$10,211,220

The accompanying notes are an integral part of these financial statements.

39

INNOVATOR ETFs TRUST

Statements of Operations

For the Year Ended October 31, 2021 (Continued)

	Innovator S&P Investment Grade Preferred ETF	Innovator Laddered Fund of U.S. Equity Power Buffer ETFs
Investment Income:
Dividends	$10,055,019	$-
Interest	53	2
Securities lending income, net	194,894	31,923
Total Investment Income	10,249,966	31,925

Expenses:
Investment advisory fee	932,206	105,050
Tax expense	32	-
Total Expenses	932,238	105,050
Net Investment Income/(Loss)	9,317,728	(73,125)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	(2,156,279)	-
Redemptions sold in-kind on investments	1,077,555	-
Redemptions sold in-kind on affiliates	-	1,307,988
Investments in affiliates	-	6,929
Net change in unrealized appreciation/(depreciation) on:
Investments	2,353,258	-
Investments in affiliates	-	4,326,731
Net Realized and Unrealized Gain/(Loss)	1,274,534	5,641,648
Net Increase/(Decrease) in Net Assets Resulting From Operations	$10,592,262	$5,568,523

The accompanying notes are an integral part of these financial statements.

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INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator IBD® 50 ETF
	Year Ended	Year Ended
	October 31, 2021	October 31, 2020

Operations:
Net investment income/(loss)	$516,414	$272,870
Net realized gain/(loss)	47,870,932	28,614,638
Net change in unrealized appreciation/(depreciation)	21,260,902	(11,998,873)
Net Increase/(Decrease) in Net Assets Resulting from Operations	69,648,248	16,888,635

Capital Share Transactions:
Proceeds from shares sold	327,062,865	282,705,360
Cost of shares redeemed	(303,970,475)	(444,718,170)
Transaction fees (see Note 5)	30	-
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	23,092,420	(162,012,810)
Total Increase/(Decrease) in Net Assets	$92,740,668	$(145,124,175)

Net Assets:
Beginning of period	$181,624,139	$326,748,314
End of period	$274,364,807	$181,624,139

Change in Shares Outstanding:
Shares sold	7,100,000	8,050,000
Shares redeemed	(6,700,000)	(12,850,000)
Net Increase/(Decrease)	400,000	(4,800,000)

The accompanying notes are an integral part of these financial statements.

41

INNOVATOR ETFs TRUST

Innovator IBD® Breakout Opportunities ETF		Innovator Loup Frontier Tech ETF
Year Ended	Year Ended	Year Ended	Year Ended
October 31, 2021	October 31, 2020	October 31, 2021	October 31, 2020

$(10,940)	$(7,374)	$(198,576)	$(38,847)
1,869,422	1,498,561	8,185,639	2,424,092
777,977	(347,210)	2,224,157	3,589,219
2,636,459	1,143,977	10,211,220	5,974,464

75,836,535	9,997,395	107,818,940	6,456,430
(69,749,030)	(13,035,075)	(56,415,275)	(6,290,925)
-	-	7,950	1,530
6,087,505	(3,037,680)	51,411,615	167,035
$8,723,964	$(1,893,703)	$61,622,835	$6,141,499

$5,883,104	$7,776,807	$16,805,243	$10,663,744
$14,607,068	$5,883,104	$78,428,078	$16,805,243

2,200,000	450,000	2,000,000	200,000
(2,050,000)	(600,000)	(1,050,000)	(200,000)
150,000	(150,000)	950,000	-

The accompanying notes are an integral part of these financial statements.

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INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Operations:
Net investment income/(loss)
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation)
Net Increase/(Decrease) in Net Assets Resulting from Operations

Distributions to Shareholders:
Distributions to shareholders
Distributions from return of capital
Net distributions to shareholders

Capital Share Transactions:
Proceeds from shares sold
Cost of shares redeemed
Transaction fees (see Note 5)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions
Total Increase/(Decrease) in Net Assets

Net Assets:
Beginning of period
End of period

Change in Shares Outstanding: (a)
Shares sold
Shares redeemed
Net Increase/(Decrease)

(a)	Shares of the respective Acquired Fund converted into Fund shares at the start of business on October 14, 2021. See Note 11 to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

43

INNOVATOR ETFs TRUST

Innovator S&P Investment Grade Preferred ETF		Innovator Laddered Fund of U.S. Equity Power Buffer ETFs
Year Ended	Year Ended	Year Ended	Year Ended
October 31, 2021	October 31, 2020	October 31, 2021	October 31, 2020

$9,317,728	$2,119,100	$(73,125)	$2,238,705
(1,078,724)	(429,531)	1,314,917	(11,725,355)
2,353,258	326,874	4,326,731	(18,792,864)
10,592,262	2,016,443	5,568,523	(28,279,514)

(9,442,181)	(2,310,148)	-	(2,311,942)
(570,855)	-	-	-
(10,013,036)	(2,310,148)	-	(2,311,942)

111,812,865	110,597,780	62,212,670	148,299,135
(16,913,660)	(2,276,755)	(26,781,995)	(226,832,050)
-	12	-	-
94,899,205	108,321,037	35,430,675	(78,532,915)
$95,478,431	$108,027,332	$40,999,198	$(109,124,371)

$127,315,265	$19,287,933	$28,338,236	$137,462,607
$222,793,696	$127,315,265	$69,337,434	$28,338,236

4,600,000	4,600,000	1,850,000	4,400,000
(700,000)	(100,000)	(800,000)	(7,250,000)
3,900,000	4,500,000	1,050,000	(2,850,000)

The accompanying notes are an integral part of these financial statements.

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INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout
		Investment Operations:				Capital Share Transactions:		Distributions Paid to Shareholders:
	Net Asset Value, Beginning of Period	Net investment income/ (loss) (i)		Net realized and unrealized gain/ (loss)	Total From Investment Operations	Transaction fees (see Note 5)		Paid from net investment income
Innovator IBD® 50 ETF
For the year ended 10/31/2021	$35.97	0.10		14.27	14.37	-	(f)	-
For the year ended 10/31/2020	$33.17	0.04		2.76	2.80	-		-
For the year ended 10/31/2019	$31.24	(0.07)		2.00	1.93	-	(f)	-
For the year ended 10/31/2018	$33.34	(0.12)		(1.92)	(2.04)	-	(f)	(0.06)
For the period ended 10/31/2017 (e)	$23.95	0.03		9.36	9.39	-		-
For the year ended 11/30/2016	$23.54	(0.06)		0.47	0.41	-		-

Innovator IBD® Breakout Opportunities ETF
For the year ended 10/31/2021	$23.53	(0.02)		13.01	12.99	-		-
For the year ended 10/31/2020	$19.44	(0.03)		4.12	4.09	-		-
For the year ended 10/31/2019	$20.26	-	(f)	(0.78)	(0.78)	-	(f)	(0.04)
For the period 9/12/2018 (d) - 10/31/2018	$25.00	(0.01)		(4.73)	(4.74)	-		-

Innovator Loup Frontier Tech ETF
For the year ended 10/31/2021	$37.34	(0.14)		18.81	18.67	0.01		-
For the year ended 10/31/2020	$23.70	(0.09)		13.73	13.64	-	(f)	-
For the year ended 10/31/2019	$22.77	(0.02)		0.95	0.93	-		-
For the period 7/24/2018 (d) - 10/31/2018	$25.00	(0.01)		(2.22)	(2.23)	-	(f)	-

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Does not include the impact of the expenses of the underlying funds in which the Fund invests.
(d)	Commencement of operations.
(e)	The period ended October 31, 2017 consists of eleven months due to the Fund's fiscal year end change.
(f)	Amount represents less than $0.01 per share.
(g)	Excludes in-kind transactions associated with creations and redemptions of the Funds.
(h)

Recognition of net investment income by the Funds are affected by the timing of the declaration of dividends by the underlying investment companies in which the Funds invest. This ratio does not include net investment income of the underlying investment companies in which the Funds invest.

(i)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.

The accompanying notes are an integral part of these financial statements.

45

INNOVATOR ETFs TRUST

each period)		Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses, before waivers/ recoupment (c)	Expenses, net of waivers/ recoupment (c)	Net investment income/ (loss) (h)	Portfolio turnover rate (b)(g)

14.37	$50.34	39.95%	$274,365	0.93%	0.80%	0.22%	1,133%
2.80	$35.97	8.42%	$181,624	0.90%	0.80%	0.12%	974%
1.93	$33.17	6.20%	$326,748	0.78%	0.80%	(0.21)%	786%
(2.10)	$31.24	(6.15)%	$440,451	0.84%	0.80%	(0.43)%	719%
9.39	$33.34	39.17%	$181,710	1.03%	0.80%	(0.24)%	501%
0.41	$23.95	1.78%	$35,931	1.13%	0.80%	(0.14)%	1,041%

12.99	$36.52	55.18%	$14,607	0.80%	0.80%	(0.07)%	1,846%
4.09	$23.53	21.04%	$5,883	0.80%	0.80%	(0.12)%	1,637%
(0.82)	$19.44	(3.84)%	$7,777	0.80%	0.80%	0.02%	1,777%
(4.74)	$20.26	(18.95)%	$8,105	0.80%	0.80%	(0.38)%	289%

18.68	$56.02	50.01%	$78,428	0.70%	0.70%	(0.27)%	134%
13.64	$37.34	57.59%	$16,805	0.70%	0.70%	(0.32)%	97%
0.93	$23.70	4.07%	$10,664	0.70%	0.70%	(0.07)%	107%
(2.23)	$22.77	(8.92)%	$12,524	0.70%	0.70%	(0.23)%	53%

The accompanying notes are an integral part of these financial statements.

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INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share

		Investment Operations:				Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/ (loss) (c)	Net realized and unrealized gain/ (loss)		Total From Investment Operations	Transaction fees (see Note 5)
Innovator S&P Investment Grade Preferred ETF
For the year ended 10/31/2021	$24.02	1.14	0.27	(n)	1.41	-
For the year ended 10/31/2020	$24.11	1.23	(0.07)		1.16	-	(k)
For the period 4/1/2019 (h) - 10/31/2019	$23.18	0.67	0.93		1.60	-
For the year ended 3/31/2019	$23.38	1.18	(0.18)		1.00	-
For the year ended 3/31/2018	$24.06	1.29	(0.57)		0.72	-
For the period 5/23/2016 (f) - 3/31/2017	$25.07	1.21	(1.17)		0.04	-

Innovator Laddered Fund of U.S. Equity Power Buffer ETFs
For the year ended 10/31/2021	$31.49	(0.05)	4.12		4.07	-
For the year ended 10/31/2020	$36.66	0.81	(5.26)		(4.45)	-
For the period 10/1/2019 (d) - 10/31/2019	$36.81	0.02	(0.17)		(0.15)	-
For the year ended 9/30/2019	$31.55	0.66	5.29		5.95	-
For the year ended 9/30/2018	$31.23	0.47	0.32	(i)	0.79	-
For the period 10/19/2016 (f) - 9/30/2017	$25.36	0.47	5.82		6.29	-

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d)	The period ended October 31, 2019 consists of one month due to the Fund's fiscal year end change.
(e)	Excludes in-kind transactions associated with creations and redemptions of the Funds.
(f)	Commencement of operations.
(g)	The ratio of net expenses to average net assets includes tax expense of 0.01%.
(h)	The period ended October 31, 2019 consists of seven months due to the Fund's fiscal year end change.
(i)

Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to: transactions for the period.

(j)	The ratio of net expenses to average net assets includes interest expense fees of 0.03%.
(k)	Amount represents less than $0.01 per share.
(l)	Does not include the impact of the expenses of the underlying funds in which the Funds invest.
(m)

Recognition of net investment income by the Funds are affected by the timing of the declaration of dividends by the underlying investment companies in which the Funds invest. This ratio does not include net investment income of the underlying investment companies in which the Funds invest.

(n)

Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

47

INNOVATOR ETFs TRUST

outstanding throughout each period)						Ratios/Supplemental Data:

Distributions Paid to Shareholders:							Ratio to Average Net Assets of: (a)
Paid from net investment income	Paid from return of capital	Total Distributions Paid	Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses (l)		Net investment income/ (loss) (m)	Portfolio turnover rate (b)(e)

(1.14)	(0.07)	(1.21)	0.20	$24.22	5.97%	$222,794	0.47%		4.70%	68%
(1.25)	-	(1.25)	(0.09)	$24.02	5.04%	$127,315	0.47%		5.15%	58%
(0.67)	-	(0.67)	0.93	$24.11	6.93%	$19,288	0.47%		4.75%	34%
(1.20)	-	(1.20)	(0.20)	$23.18	4.54%	$13,911	0.47%		5.12%	58%
(1.36)	(0.04)	(1.40)	(0.68)	$23.38	2.98%	$19,870	0.47%		5.39%	67%
(1.05)	-	(1.05)	(1.01)	$24.06	0.18%	$12,030	0.48%	(g)	5.86%	171%

-	-	-	4.07	$35.56	12.93%	$69,337	0.20%		(0.14)%	1%
(0.72)	-	(0.72)	(5.17)	$31.49	(11.93)%	$28,338	0.47%		2.47%	750%
-	-	-	(0.15)	$36.66	(0.42)%	$137,463	0.49%		0.63%	0%
(0.69)	-	(0.69)	5.26	$36.81	19.11%	$136,195	0.49%		2.00%	44%
(0.47)	-	(0.47)	0.32	$31.55	2.55%	$162,484	0.52%	(j)	1.47%	667%
(0.42)	-	(0.42)	5.87	$31.23	24.88%	$134,301	0.49%		1.66%	179%

The accompanying notes are an integral part of these financial statements.

48

INNOVATOR ETFs TRUST

Notes to Financial Statements

1.	ORGANIZATION

Innovator ETFs Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open–end management investment company.  The Trust currently consists of multiple operational series, of which five are covered in this report, collectively the (“Funds”):

Name	Ticker	Commencement of Operations	Tracking Index (a)
Innovator IBD® 50 ETF	FFTY	April 8, 2015	IBD® 50 Index
Innovator IBD® Breakout Opportunities ETF	BOUT	September 12, 2018	IBD® Breakout Stocks Index
Innovator Loup Frontier Tech ETF	LOUP	July 24, 2018	Loup Frontier Tech Index
Innovator S&P Investment Grade Preferred ETF	EPRF	May 23, 2016	S&P U.S. High Quality Preferred Stock Index
Innovator Laddered Fund of U.S. Equity Power Buffer ETFs (b)	BUFF	October 19, 2016	Refinitiv Laddered Power Buffer Strategy Index

(a)	Each Fund individually seeks to track their respective index, before fees and expenses.
(b)

BUFF seeks to achieve its investment objective by investing primarily in other Innovator ETFs (Affiliated Fund of Fund structure) that themselves seek investment results corresponding to their own respective underlying indexes. In addition to its own fees and expenses, BUFF will pay indirectly a proportional share of the fees and expenses of the underlying Innovator ETFs in which it invests, including advisory and administration fees (Acquired Fund Fees and Expenses). Prior to August 11, 2020, BUFF sought investment results that generally corresponded, before fees and expenses, to the Lunt Capital U.S. Large Cap Equity Rotation Index.

The operational series of the Trust covered outside of this report consist of:

Name	Ticker	Commencement of Operations	Tracking Index/Fund
Innovator U.S. Equity Buffer ETF – January	BJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – February	BFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – March	BMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – April	BAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – May	BMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – June	BJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – July	BJUL	August 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – August	BAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – September	BSEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – October	BOCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – November	BNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – December	BDEC	November 29, 2019	S&P 500® Price Index
Innovator U.S. Equity Power Buffer ETF – January	PJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – February	PFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – March	PMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – April	PAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – May	PMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – June	PJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – July	PJUL	August 7, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – August	PAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – September	PSEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – October	POCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – November	PNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – December	PDEC	November 29, 2019	S&P 500® Price Index
Innovator U.S. Equity Ultra Buffer ETF – January	UJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – February	UFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – March	UMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – April	UAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – May	UMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – June	UJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – July	UJUL	August 7, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – August	UAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – September	USEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – October	UOCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – November	UNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – December	UDEC	November 29, 2019	S&P 500® Price Index
Innovator International Developed Power Buffer ETF - January	IJAN	December 31, 2019	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - April	IAPR	March 31, 2021	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - July	IJUL	June 28, 2019	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - October	IOCT	September 30, 2021	iShares MSCI EAFE ETF

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Name	Ticker	Commencement of Operations	Tracking Index/Fund
Innovator Emerging Markets Power Buffer ETF - January	EJAN	December 31, 2019	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - April	EAPR	March 31, 2021	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - July	EJUL	June 28, 2019	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - October	EOCT	September 30, 2021	iShares MSCI Emerging Markets ETF
Innovator Growth-100 Power Buffer ETF - January	NJAN	December 31, 2019	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - April	NAPR	March 31, 2020	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - July	NJUL	June 30, 2020	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - October	NOCT	September 30, 2019	Invesco QQQ Trust
Innovator U.S. Small Cap Power Buffer ETF - January	KJAN	December 31, 2019	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - April	KAPR	March 31, 2020	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - July	KJUL	June 30, 2020	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - October	KOCT	September 30, 2019	iShares Russell 2000 ETF
Innovator Double Stacker ETF - January	DSJA	December 31, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator Double Stacker ETF - October	DSOC	September 30, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator Triple Stacker ETF - January	TSJA	December 31, 2020	SPDR S&P 500® ETF Trust, Invesco QQQ Trust and iShares Russell 2000 ETF
Innovator Triple Stacker ETF - October	TSOC	September 30, 2020	SPDR S&P 500® ETF Trust, Invesco QQQ Trust and iShares Russell 2000 ETF
Innovator Double Stacker 9 Buffer ETF - January	DBJA	December 31, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator Double Stacker 9 Buffer ETF - October	DBOC	September 30, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator U.S. Equity Accelerated ETF - April	XDAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - July	XDJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - October	XDOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - April	XTAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - July	XTJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - October	XTOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - April	XBAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - July	XBJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - October	XBOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator Growth Accelerated Plus ETF - April	QTAP	March 31, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - July	QTJL	June 30, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - October	QTOC	September 30, 2021	Invesco QQQ Trust
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July	TBJL	August 17, 2020	iShares 20+ Year Treasury Bond ETF
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly	TFJL	August 17, 2020	iShares 20+ Year Treasury Bond ETF
Innovator Defined Wealth Shield ETF	BALT	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - Quarterly	XDSQ	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator Growth Accelerated ETF - Quarterly	XDQQ	March 31, 2021	Invesco QQQ Trust

The Funds are exchange traded funds that offer one class of shares, do not charge a sales load, do not have a redemption fee and currently do not charge a 12b–1 fee to their shareholders.  FFTY, BOUT and LOUP list and principally trade their shares on NYSE Arca, Inc. (“NYSE”), EPRF and BUFF list and principally trade their shares on Cboe BZX Exchange, Inc. (“Cboe BZX”).

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

The net asset values (“NAV”) of the Funds are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. ET). If the NYSE closes early on a valuation day, the Funds shall determine NAV as of that time.

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Trust’s Pricing Committee (“Pricing Committee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Funds in accordance with the Trust’s valuation procedures.

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Common stocks, preferred stocks, exchange traded funds and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over–the–counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open–end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange–traded open–end investment companies which are priced as equity securities. Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s net asset value per share as provided by the underlying fund’s administrator. Fixed income securities, swaps, currency–, credit– and commodity–linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Deposit accounts are valued at acquisition cost. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Pricing Committee.

If no quotation can be obtained from a pricing service, then the Pricing Committee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Funds for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Fair Valuation Measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC, Fair Value Measurement (“ASC 820”), various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

•	Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 –

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The following table summarizes valuation of the Funds’ investments under the fair value hierarchy as of October 31, 2021:

FFTY
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$268,946,031	$-	$-	$268,946,031
Real Estate Investment Trusts	5,470,430	-	-	5,470,430
Investments Purchased with Proceeds From Securities Lending	-	85,779,500	-	85,779,500
Short Term Investments	179,429	-	-	179,429
Total Assets	$274,595,890	$85,779,500	$-	$360,375,390

BOUT
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$12,902,914	$-	$-	$12,902,914
Master Limited Partnerships	321,440	-	-	321,440
Real Estate Investment Trusts	1,291,827	-	-	1,291,827
Investments Purchased with Proceeds From Securities Lending	-	2,067,735	-	2,067,735
Short Term Investments	93,805	-	-	93,805
Total Assets	$14,609,986	$2,067,735	$-	$16,677,721

LOUP
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$78,395,852	$-	$-	$78,395,852
Investments Purchased with Proceeds From Securities Lending	-	13,381,090	-	13,381,090
Short Term Investments	49,771	-	-	49,771
Total Assets	$78,445,623	$13,381,090	$-	$91,826,713

EPRF
	Level 1	Level 2	Level 3	Total
Assets
Preferred Stocks	$222,219,719	$-	$-	$222,219,719
Investments Purchased with Proceeds From Securities Lending	-	23,817,802	-	23,817,802
Short Term Investments	957,914	-	-	957,914
Total Assets	$223,177,633	$23,817,802	$-	$246,995,435

BUFF
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Exchange Traded Funds	$69,197,979	$-	$-	$69,197,979
Investments Purchased with Proceeds From Securities Lending	-	4,654,050	-	4,654,050
Short Term Investments	142,316	-	-	142,316
Total Assets	$69,340,295	$4,654,050	$-	$73,994,345

See the Schedules of Investments for the investments detailed by industry classification.

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

There were no Level 3 investments for the Funds during the year ended October 31, 2021.

Use of Estimates:

In preparing financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from these estimates.

Guarantees and Indemnifications:

In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.

Tax Information:

The Funds are treated as separate entities for federal income tax purposes. The Funds intend to qualify as regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short–term capital gains) and (ii) certain net tax–exempt income, if any. If so qualified, the Funds will not be subject to federal income tax to the extent the Funds distribute substantially all of their net investment income and capital gains to shareholders.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Tax benefits associated with an uncertain tax position can be recognized only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as tax expense in the Statements of Operations. During the year ended October 31, 2021, the Funds did not incur any interest or penalties. The Funds’ federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of October 31, 2021, the Funds did not have a liability for any unrecognized tax benefits. As of October 31, 2021, the Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds are subject to examination by U.S. Federal tax authorities for all tax years since 2017, as applicable.

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

U.S. GAAP requires that certain components of net assets be reclassified between distributable earnings/(accumulated deficit) and additional paid–in capital.
These reclassifications have no effect on net assets or net asset value per share.  For the year ended October 31, 2021, the Funds made the following permanent book–to–tax reclassifications primarily related to net operating loss forfeiture and redemptions in kind:

	Distributable Earnings/
	(Accumulated Deficit)	Paid-In Capital
FFTY	$(61,378,388)	$61,378,388
BOUT	(6,138,225)	6,138,225
LOUP	(15,371,429)	15,371,429
EPRF	(1,097,399)	1,097,399
BUFF	(1,284,288)	1,284,288

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex–dividend date.  FFTY, BOUT, LOUP and BUFF intend to pay out dividends from their net investment income, if any, annually. EPRF intends to pay out dividends from its net investment income, if any, monthly.  Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds.  The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. Distributions that exceed earnings and profits for tax purposes are reported as a return of capital.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date.  The Trust determines the gain or loss realized from investment transactions on the basis of identified cost.  Dividend income, if any, is recognized on the ex–dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex–dividend dates. Interest income, including accretion of discounts and amortization of premiums is recognized on an accrual basis using the effective yield method.

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Distributions received from investments in master limited partnerships (“MLPs”), closed–end funds, real estate investment trusts (“REITs”) and royalty trusts are comprised of ordinary income, capital gains and return of capital.  For financial statement purposes, estimates are used to characterize these distributions received as return of capital, capital gains or ordinary income.  Such estimates are based on historical information available from each MLP, closed–end fund, REIT or royalty trust and other industry sources.  These estimates may subsequently be revised and reflected on the Form 1099 received by shareholders based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end.  The distributions received from MLPs, REITs, closed–end funds, and royalty trust securities that have been classified as income and capital gains are included in dividend income and net realized gain/(loss) on investments, respectively, on the Statements of Operations.  The distributions received that are classified as return of capital reduce the cost of investments on the Statements of Assets and Liabilities.

Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rates of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin. Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds report certain foreign currency–related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

3.	INVESTMENT ADVISOR AND OTHER AFFILIATES

Innovator Capital Management, LLC (the “Adviser”) acts as investment adviser to the Funds pursuant to investment advisory agreements between the Trust and the Adviser with respect to the Funds (“Advisory Agreements”) and, pursuant to the Advisory Agreements, is responsible for the day–to–day management of the Funds.

Pursuant to an investment advisory agreement between the Trust and the Adviser with respect to FFTY, FFTY pays monthly the Adviser a management fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.70%.

Pursuant to an investment advisory agreement between the Trust and the Adviser with respect to BOUT, LOUP, EPRF and BUFF, BOUT pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.80%, LOUP pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.70%, EPRF pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.47% and BUFF pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.20%. During the term of the Advisory Agreement, the Adviser pays all expenses of BOUT, LOUP, EPRF and BUFF, including the cost of transfer agency, custody, fund administration, legal, audit, and other services and license fees, except for the fees paid under the Advisory Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b–1 plan, if any, and extraordinary expenses.

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Penserra Capital Management LLC (the “Sub–Adviser”) acts as sub–adviser to the Funds pursuant to a sub–advisory agreement between the Adviser and the Sub–Adviser with respect to the Funds (“Sub–Advisory Agreement”) and, pursuant to the Sub–Advisory Agreement, is responsible for execution of the Sub–Adviser’s strategy for each of the Funds. The Sub–Adviser is responsible for the day–to–day management of the Fund’s portfolios. Pursuant to the Sub–Advisory Agreement between the Adviser and the Sub–Adviser, the Adviser pays the Sub–Adviser a fee, based on the Funds’ average daily net assets, for the services and facilities it provides payable on a monthly basis.

Certain trustees and officers of the Trust are affiliated with the Adviser. Excluding FFTY, Trustee compensation is paid for by the Adviser.

The Trust entered into an Expense Limitation Agreement on behalf of FFTY with the Adviser. Under the terms of the Expense Limitation Agreement with FFTY, the Adviser contractually agreed to waive their advisory fees and/or assume as their own expense, certain expenses otherwise payable by the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any Rule 12b–1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization or proxy solicitation, litigation, and other extraordinary expenses) do not exceed 0.80% of average daily net assets of FFTY until August 31, 2022. Pursuant to the terms of the Expense Limitation Agreement, Innovator is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and/or expense payments. The Fund may only make such repayment to the Adviser if, after the recoupment payment has been taken into account, it does not cause the Fund’s expense ratio to exceed either the expense cap in place at the time the expenses were waived or the Fund’s current expense cap. For the year ended October 31, 2021, the Adviser waived $309,101 of their advisory fees for FFTY without recouping any of their previously waived fees. The table below indicates the amount of fees that the Adviser may recoup:

	Recovery Expiring in*:
	FYE 10/31/2022	FYE 10/31/2023	FYE 10/31/2024	Total
FFTY	$29,673	$268,534	$309,101	$607,308

* Recoupment expires on a rolling monthly basis three years following the respective fee waivers.

57

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

4.	INVESTMENT TRANSACTIONS

For the year ended October 31, 2021, the cost of purchases and proceeds from sales of investment securities, other than in–kind purchases and sales and short–term investments were as follows:

	Purchases		Sales
	U.S. Governement	Other	U.S. Governement	Other
FFTY	$-	$2,807,554,103	$-	$2,655,598,892
BOUT	-	292,712,926	-	292,845,135
LOUP	-	104,920,326	-	96,255,562
EPRF	-	132,664,179	-	132,739,019
BUFF	-	568,501	-	730,386

For the year ended October 31, 2021, in–kind transactions associated with creations and redemptions were as follows:

	In-Kind	In-Kind
	Creations	Redemptions
FFTY	$176,343,196	$304,496,352
BOUT	75,593,087	69,468,101
LOUP	97,187,791	54,717,288
EPRF	111,110,502	16,820,806
BUFF	62,171,077	26,766,034

Net capital gains or losses resulting from in–kind redemptions are excluded for the Funds’ taxable gains and are not distributed to shareholders.

5.         CREATION AND REDEMPTION TRANSACTIONS

There were an unlimited number of shares of beneficial interest (without par value) authorized by the Trust. Individual shares of the Funds may only be purchased and sold at market prices on the Exchange through a broker–dealer. Such transactions may be subject to customary commission rates imposed by the broker–dealer, and market prices for the Funds’ shares may be at, above or below its NAV depending on the premium or discount at which the Funds’ shares trade.

The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in–kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker–dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. A fixed transaction fee is applicable to each transaction regardless of the number of units purchased or sold in the transaction. FFTY and BOUT each charge a $250 transaction fee on creations and redemptions of the respective Fund. LOUP, EPRF and BUFF each charge a $500 transaction fee on creations and redemptions of the respective Fund. An additional charge may be imposed with respect to custom order transactions effected outside of the clearing process through a DTC Participant or to the extent that cash is used in lieu of securities to purchase Creation Units through a custom order. Each Fund, subject to approval by the Board of Trustees, may adjust transaction fees from time to time based upon actual experience. Additional charges received by the Funds, if any, are disclosed as Transaction Fees on the Statements of Changes in Net Assets. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

6.	SECURITIES LENDING

The Funds may lend up to 33 1/3% of the value of the securities in their respective portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the securities lending agent. The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank, N.A., the Funds’ custodian (the “Agent”). Under the terms of the SLA, the Funds may lend securities to certain broker–dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non–U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non–cash collateral. Non–cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in the Funds’ Schedules of Investments. Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. Mount Vernon has an overnight and continuous maturity. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. In the event of a borrower’s material default, the Agent shall take all actions the Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Agents’ expense, or pay the Funds an amount equal to the market value of the loaned securities, subject to certain limitations.

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

As of October 31, 2021, the values of the securities on loan, cash collateral received, and fees and interest were as follows:

	Value of Securities on Loan	Cash Collateral Received	Fees and Interest Earned
FFTY	$71,139,234	$85,779,500	$922,917
BOUT	2,024,697	2,067,735	14,768
LOUP	13,451,583	13,381,090	78,814
EPRF	23,270,681	23,817,802	194,894
BUFF	4,550,790	4,654,050	31,923

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

7.	FEDERAL INCOME TAX INFORMATION

At October 31, 2021, the cost of investments and net unrealized appreciation/
(depreciation) for federal income tax purposes were as follows:

	FFTY	BOUT	LOUP	EPRF	BUFF

Cost of Portfolio	$335,895,027	$16,204,422	$87,014,726	$244,271,479	$70,070,014
Gross Unrealized Appreciation	$33,979,477	$718,328	$10,852,209	$5,103,264	$3,925,230
Gross Unrealized Depreciation	(9,499,114)	(245,029)	(6,040,222)	(2,379,308)	(899)
Net Unrealized Appreciation/(Depreciation)	$24,480,363	$473,299	$4,811,987	$2,723,956	$3,924,331

The differences between book basis and tax basis cost on investments and net unrealized appreciation/(depreciation) are primarily attributable to wash sale loss deferrals.

As of October 31, 2021, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

	FFTY	BOUT	LOUP	EPRF	BUFF

Accumulated Capital and Other Losses	$(207,584,501)	$(7,682,053)	$(9,015,472)	$(3,111,057)	$(38,676,782)
Distributions Payable	-	-	-	(782,000)	-
Undistributed Net Ordinary Income	520,522	-	-	-	-
Unrealized Appreciation/(Depreciation) on Investments	24,480,363	473,299	4,811,987	2,723,956	3,924,331
Total Distributable Earnings/(Accumulated Deficit)	$(182,583,616)	$(7,208,754)	$(4,203,485)	$(1,169,101)	$(34,752,451)

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Notes to Financial Statements (Continued)

Certain qualified late year ordinary losses incurred after December 31, and within the current taxable year, are deemed to arise on the first business day of the next taxable year.

At October 31, 2021, the Funds deferred the following qualified late year ordinary losses:

	FFTY	BOUT	LOUP	EPRF	BUFF

Late Year Ordinary Losses	$-	$4,526	$264,618	$-	$84,133

At October 31, 2021, for federal income tax purposes, the Funds had capital loss carryforwards available to offset future capital gains for an unlimited period as indicated below:

	FFTY	BOUT	LOUP	EPRF	BUFF

Indefinite Short-Term	$207,559,705	$7,677,524	$8,706,732	$2,947,089	$38,592,649
Indefinite Long-Term	-	-	43,658	163,968	-

To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders. During the current tax year ended October 31, 2021, BUFF utilized $31,705 of capital loss carryforwards available.

The tax character of the distributions paid by the Funds during the fiscal years ended October 31, 2021 and October 31, 2020 were as follows:

	EPRF		BUFF
	2021	2020	2021	2020
Distributions paid from:
Net Ordinary Income	$9,442,181	$2,310,148	$-	$2,311,942
Net Long-Term Capital Gains	-	-	-	-
Return of Capital	570,855	-	-	-
Total Distributions Paid	$10,013,036	$2,310,148	$-	$2,311,942

FFTY, BOUT, and LOUP did not pay any distributions during the fiscal years ended October 31, 2021 and October 31, 2020.

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Notes to Financial Statements (Continued)

8.         TRANSACTIONS WITH AFFILITATES

BUFF had the following transactions during the year ended October 31, 2021 with affiliated companies:

					Year Ended October 31, 2021
Security Name	Value as of November 1, 2020	Purchases	Sales	Value as of October 31, 2021	Share Balance	Dividend Income	Net Realized Gain (Loss) on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)
Innovator U.S. Equity Power Buffer ETF – January	$2,357,456	$5,186,040	$2,303,304	$5,754,186	173,895	$-	$122,121	$391,873
Innovator U.S. Equity Power Buffer ETF – February	2,350,097	5,187,303	2,369,702	5,744,153	198,278	-	120,404	$456,051
Innovator U.S. Equity Power Buffer ETF – March	2,363,506	5,164,573	2,301,765	5,769,279	184,322	-	98,347	$444,618
Innovator U.S. Equity Power Buffer ETF – April	2,369,140	5,260,080	2,254,275	5,757,521	197,955	-	65,278	$317,298
Innovator U.S. Equity Power Buffer ETF – May	2,357,790	5,274,268	2,274,419	5,777,812	191,033	-	79,471	$340,702
Innovator U.S. Equity Power Buffer ETF – June	2,360,063	5,262,952	2,242,084	5,771,325	181,089	-	80,267	$310,127
Innovator U.S. Equity Power Buffer ETF – July	2,352,088	5,245,001	2,226,532	5,783,854	189,759	-	86,590	$326,707
Innovator U.S. Equity Power Buffer ETF – August	2,349,686	5,237,538	2,237,176	5,786,925	192,769	-	105,672	$331,205
Innovator U.S. Equity Power Buffer ETF – September	2,346,649	5,248,167	2,347,065	5,780,273	192,933	-	127,762	$404,760
Innovator U.S. Equity Power Buffer ETF – October	2,352,210	5,189,106	2,322,378	5,785,351	192,078	-	148,631	$417,782
Innovator U.S. Equity Power Buffer ETF – November	2,395,584	5,296,596	2,341,608	5,745,976	187,992	-	160,573	$234,831
Innovator U.S. Equity Power Buffer ETF – December	2,358,904	5,187,954	2,276,112	5,741,324	185,204	-	119,801	$350,777

9.         NEW ACCOUNTING PRONOUNCEMENTS

In October 2020, the SEC adopted new Rule 12d1-4 under the 1940 Act and other regulatory changes which are expected to be effective on or about January 19, 2022. Those changes are intended to streamline and enhance the regulatory framework for investments by one fund into another fund or ‘fund-of-funds arrangements.’ These regulatory changes may limit a Fund’s ability to pursue its principal investment strategies by investing in other investment companies or pooled investment vehicles or to invest in those investment companies or pooled investment vehicles it believes are most desirable. Management is currently assessing the potential impact of the new rule on the Funds’ financial statements.

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Notes to Financial Statements (Continued)

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

10.         COVID-19

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depend on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

11.         REORGANIZATION

On October 14, 2021, the Innovator Laddered Fund of U.S. Equity Power Buffer ETFs (the “BUFF Acquiring Fund”) and Innovator S&P Investment Grade Preferred ETF (the “EPRF Acquiring Fund” and collectively with the BUFF Acquiring Fund, the “Acquiring Funds”) acquired all of the net assets of the Innovator Laddered Fund of U.S. Equity Power Buffer ETFs (the “BUFF Acquired Fund”) and Innovator S&P Investment Grade Preferred ETF (the “EPRF Acquired Fund” and collectively with the BUFF Acquired Fund, the “Acquired Funds”) each a series of Innovator ETFs Trust II (“Trust II”), respectively, pursuant to respective plans of reorganization approved by the Board of Trustees of both the Trust and Trust II on June 16, 2021. The purpose of the reorganizations was to move BUFF and EPRF from Trust II to the Trust to provide the Acquired Funds with the potential for enhanced operational efficiencies and reduced operational expenses. The Acquiring Funds are each a newly created series of the Trust as of October 14, 2021, designed to be the same in all material respects to the respective Acquired Fund from an investment perspective and established in connection with the reorganizations. The BUFF Acquired Fund and the BUFF Acquiring Fund and EPRF Acquired Fund and the EPRF Acquiring Fund, respectively, have the same investment strategies and objective, policies, fees, and risks; have the same investment adviser and sub-advisor which will each perform the same services; and have the same fiscal year end of October 31.

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Notes to Financial Statements (Continued)

The following table illustrates the specifics of the reorganization of each Acquired Fund into each Acquiring Fund, respectively:

	Acquired Fund Net Assets		Shares Issued to Shareholders of Acquired Fund	Acquiring Fund Net Assets	Combined Net Assets	Tax Status of Transfer

EPRF	$226,689,539	(a)	$9,400,000	$-	$226,689,539	Non-Taxable
BUFF	64,906,592	(b)	1,850,000	-	64,906,592	Non-Taxable

(a)	Includes accumulated net investment income/(loss), accumulated realized gain/(loss) and unrealized appreciation/(depreciation) in the amounts of $(335,319), $(2,793,955) and $1,534,540, respectively.
(b)	Includes accumulated net investment income/(loss), accumulated realized gain/(loss) and unrealized appreciation/(depreciation) in the amounts of $(89,656), $(37,302,149) and $3,023,451, respectively.

12.         SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events of the Funds through the date of the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Innovator ETFs Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Innovator IBD® 50 ETF, Innovator IBD® Breakout Opportunities ETF, Innovator Loup Frontier Tech ETF, Innovator S&P Investment Grade Preferred ETF, and Innovator Laddered Fund of U.S. Equity Power Buffer ETFs (the “Funds”), each a series of Innovator ETFs Trust, as of October 31, 2021, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2021, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Innovator IBD® 50 ETF	For the year ended October 31, 2021	For the years ended October 31, 2021 and 2020	For the years ended October 31, 2021, 2020, 2019, 2018 and for the period from December 1, 2016 through October 31, 2017
Innovator IBD® Breakout Opportunities ETF	For the year ended October 31, 2021	For the years ended October 31, 2021 and 2020	For the years ended October 31, 2021, 2020, and 2019 and for the period from September 12, 2018 (commencement of operations) through October 31, 2018

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Innovator Loup Frontier Tech ETF	For the year ended October 31, 2021	For the years ended October 31, 2021 and 2020	For the years ended October 31, 2021, 2020, and 2019 and for the period from July 24, 2018 (commencement of operations) through October 31, 2018
Innovator S&P Investment Grade Preferred ETF	For the year ended October 31, 2021	For the years ended October 31, 2021 and 2020	For the years ended October 31, 2021 and 2020, the period April 1, 2019 through October 31, 2019, and for the year ended March 31, 2019
Innovator Laddered Fund of U.S. Equity Power Buffer ETFs	For the year ended October 31, 2021	For the years ended October 31, 2021 and 2020	For the years ended October 31, 2021 and 2020, the period October 1, 2019 through October 31, 2019 and for the years ended September 30, 2019 and 2018

The financial highlights of Innovator IBD® 50 ETF for the year ended November 30, 2016, and prior, were audited by other auditors whose report dated January 27, 2017, expressed an unqualified opinion on those financial statements and financial highlights. The financial highlights of Innovator S&P Investment Grade Preferred ETF for the periods ended March 31, 2018, and prior, were audited by other auditors whose report dated May 30, 2018, expressed an unqualified opinion on those financial highlights. The financial highlights of Innovator Laddered Fund of U.S. Equity Power Buffer ETFs for the period October 19, 2016 (commencement of operations) through September 30, 2017, were audited by other auditors whose report dated November 29, 2017, expressed an unqualified opinion on those financial highlights.

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Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Innovator Capital Management, LLC’s investment companies since 2017.

COHEN & COMPANY, LTD.

Cleveland, Ohio

December 27, 2021

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Trustees and Officers (Unaudited)

Name, Address and Year of Birth	Position with the Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(a) Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer in the Past Five Years
Independent Trustees
Mark Berg 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1971	Trustee	Since 2017	Founding Principal (2001-present), Chief Executive Officer (2019-present), President (2001-2019), Timothy Financial Counsel, Inc.	80	Tortazo, LLC (2018-present)
Joe Stowell 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1968	Trustee	Since 2017	Chief Operating Officer, Woodmen Valley Chapel (2015–present).	80	Board of Advisors, Westmont College
Brian J. Wildman 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1963	Trustee	Since 2017	President, Timothy Financial Counsel, Inc. (2019–present); Executive Vice President, Consumer Banking (2016–2019), Chief Risk Officer (2013–2016), MB Financial Bank.	80	Missionary Furlough Homes, Inc. (since 2008); MB Financial Bank (2003– 2019).

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Trustees and Officers (Unaudited) (Continued)

Interested Trustee & Officer
H. Bruce Bond (b) 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1963	Interested Trustee, President and Principal Executive Officer	Since 2017	Chief Executive Officer, Innovator Capital Management, LLC (2017–present).	80	None
Officers
John W. Southard 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1969	Vice President, Treasurer and Principal Financial Accounting Officer	Since 2017	Chief Investment Officer, Innovator Capital Management, LLC (2017–present); Director and Co–Founder, T2 Capital Management, LLC (2010–present).	80	Independent Trustee, ETF Managers Group, LLC (2012–2018)
Kevin Gustafson 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1965	Chief Compliance Officer and Anti–Money Laundering Officer	Since 2020	Chief Compliance Officer, Innovator Capital Management LLC (2019 - present); General Counsel, Innovator Capital Management LLC (2019 - present); Chief Compliance Officer, General Counsel and Chief Risk Officer, Americas, Eastspring Investments, Inc. (2012 - 2019).	80	None

*	The Funds’ Trustees serve for an indefinite term until their resignation, death or removal. The Funds’ officers are elected annually by the Board and serve at the Board’s pleasure.

(a)	The Fund Complex includes the Funds, each series of Innovator ETFs Trust.
(b)	H. Bruce Bond is deemed to be an interested person of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1–877–386–3890.

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Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUNDS:

Innovator IBD® 50 ETF

Innovator IBD® Breakout Opportunities ETF

Innovator Loup Frontier Tech ETF

Innovator S&P Investment Grade Preferred ETF

Innovator Laddered Fund of U.S. Equity Power Buffer ETFs

At a quarterly Board meeting held on June 16, 2021, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator IBD® 50 ETF, Innovator IBD® Breakout Opportunities ETF, Innovator Loup Frontier Tech ETF, Innovator S&P Investment Grade Preferred ETF and Innovator Laddered Fund of U.S. Equity Power Buffer ETFs (the “Funds”), and the Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Adviser and Penserra Capital Management LLC (“Penserra” or the “Sub-Adviser”), for an additional year term. The Board determined that the agreements were in the best interests of the Funds in light of the extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services provided by the Adviser and the Sub-Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the unitary fee rate or management fee rate payable by each Fund as compared to fees charged to peer groups of the Funds and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub-Adviser; the expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.

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Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services provided by the Adviser and Penserra pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser is responsible for the overall management and administration of the Funds and reviewed all of the services provided by the Adviser to the Funds, including oversight of Penserra, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser oversees Penserra’s day-to-day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Penserra’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by Penserra and noted the background and experience of Penserra’s portfolio management team and Penserra’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Funds by the Adviser and Penserra under the agreements were satisfactory.

The Board considered the historical investment performance of each of the Funds for the respective one, three and five-year periods ended March 31, 2021 including NAV, market and respective index returns.

The Board reviewed the annual tracking error (NAV return to index return) for each of the applicable Funds that track an index.

The Adviser noted that index tracking error may be most impacted by index methodologies which rebalance frequently, and many indexes rebalance their constituents annually or quarterly, whereas, notably, FFTY rebalances weekly. The Adviser further explained that more frequent rebalancing activity may generally result in greater tracking error of the ETF to an index, as portfolio turnover may take greater time for managing execution and price sensitivity. It was further noted that frequent rebalances also increase trading costs, including in connection with custom baskets, and cash drag may be amplified as compared to the index performance.

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Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

The Adviser explained that these factors which may contribute to higher tracking error may also apply to LOUP, which includes international holdings for its technology exposure. The Adviser noted that in those instances where selecting an ADR over direct listed exposures from harder-to-access markets may demonstrate divergence in performance, and as an optimized portfolio LOUP may also be more sensitive to diverge from the underlying index when excluding one position in favor of another. In addition, it was noted that ETFs which hold preferred securities, such as EPRF, tend to have slightly larger tracking error.

The Board considered the unitary fee rate or management fee rate, as applicable, paid by each Fund under the investment management agreement for the services provided.

The Board noted that except for the Innovator IBD 50® ETF, the Adviser is responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Funds showing the advisory fee rates and expense ratios of the funds comprising of each Fund’s peer group, as well as advisory fee rates charged by the Adviser and Penserra to other funds (including ETFs) and non-fund clients, as applicable.

In light of the information considered and the nature, extent and quality of the services provided to the Funds under the agreements, the Board determined that the unitary fee or management fee for each of the Funds, including the fee rate to be paid by the Adviser to Penserra from the unitary fee or management fee, was fair.

The Board noted that the respective unitary fee or management fee for each of the Funds were structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Fund would benefit the Adviser and Penserra, but that the unitary fee and management fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.

The Board reviewed profitability information in connection with the Funds.

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Penserra. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Penserra were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis.

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Additional Information (Unaudited)

1.         INFORMATION ABOUT PROSPECTUS

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the respective Fund. Please read the Prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1–800–208–5212 or visiting www.innovatoretfs.com.

2.         PROXY VOTING POLICIES AND PROCEDURES

The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1–877–386–3890 and on the SEC’s website at www.sec.gov.  Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.

3.         INFORMATION ABOUT PORTFOLIO SECURITIES

Each Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N–Q or Part F of Form N–PORT (beginning with filings after March 31, 2020). The Trust’s Form N–Q or Part F of Form
N–PORT is available without charge, upon request, by calling 1–877–386–3890, or on the SEC’s website at www.sec.gov. The Trust’s Form N–Q or Part F of Form N–PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1–800–SEC–0330.

4.         HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS

In order to reduce expenses, the Trust delivers one copy of an annual/semi–annual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding).  If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1–877–FUND890 (877–386–3890) to change the status of your existing account.  You may change your status at any time.

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Additional Information (Unaudited) (Continued)

5.         ELECTRONIC DELIVERY OF SHAREHOLDER DOCUMENTS

You may choose to receive a Fund’s prospectus and annual and semi–annual reports electronically.  To sign up for electronic delivery, visit www.icsdelivery.com and select the first letter of your brokerage firm’s name.  Then, select your brokerage institution from the list that follows, fill out the appropriate information and provide an e–mail address where you would like your information sent.  If your brokerage firm is not listed, electronic delivery may not be available.  Please contact your brokerage firm or financial adviser.

6.         TAX NOTICE

For the fiscal year ended October 31, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The following table lists the percentages of dividend income distributed for the year ended October 31, 2021, that were designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003 and qualify for the corporate dividends received deduction, respectively:

	% of Dividend Income Distributed
Fund	Qualified Dividend Income	Corporate Dividends Received Deduction
FFTY	0.00%	0.00%
BOUT	0.00	0.00
LOUP	0.00	0.00
EPRF	71.98	66.25
BUFF	0.00	0.00

For the taxable year ended October 31, 2021, the Funds didn’t pay any ordinary income distributions that were designated as short–term capital gain distributions under Internal Revenue Section 871(k)2(c).

7.  LIQUIDITY RISK MANAGEMENT PROGRAM

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Innovator ETFs Trust (“Trust”), on behalf of each of its series (each a “Fund” and, collectively, the “Funds”), has established a liquidity risk management program to govern the Funds’ approach to managing liquidity risk (the “Program”). The Program is overseen by the Trust’s Valuation Committee as the Program Administrator, a committee comprised of representatives of the Trust’s investment adviser, Innovator Capital Management LLC and representatives of Milliman Financial Risk Management LLC, the sub-adviser for certain of the Funds (the “Committee”). The Trust’s Board of Trustees (the “Board”) has approved the designation of the Committee to administer the Program.

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INNOVATOR ETFs TRUST

The Program’s principal objectives include supporting the Funds’ compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence each Fund’s liquidity and the periodic classification and re-classification of certain Funds’ investments into groupings that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on September 27, 2021, the Trustees received a written report from the Committee regarding the design and operational effectiveness of the Program which has been in operation since September 2019. The Committee determined, and reported to the Board, that the Program is reasonably designed to assess and manage the Funds’ liquidity risk and has operated adequately and effectively to manage the Funds’ liquidity risk since implementation. The Committee reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Committee also noted no Fund has filed a Form N-LIQUID with the SEC.

The Committee noted that certain of the Funds continue to qualify as “in-kind” ETFs under Rule 22e-4 and, as such, are exempt from the requirement to set a highly liquid investment minimum. The Committee noted that the remaining funds are invested in highly liquid securities and, accordingly, continue to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule. Because of that continued qualification for the exemption, the Funds have not adopted any “highly liquid investment” minimum amounts. The Committee further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

75

INVESTMENT ADVISOR

Innovator Capital Management, LLC

109 North Hale Street

Wheaton, IL 60187

INVESTMENT SUB–ADVISOR

Penserra Capital Management LLC

140 Broadway, 26th Floor

New York, NY 10005

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza

Portland, ME 04101

CUSTODIAN

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

LEGAL COUNSEL

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

INNOVATOR

Annual Report

INNOVATOR U.S. EQUITY DEFINED OUTCOME ETFS

October 31, 2021
Innovator ETFs Trust

Letter to Shareholders	3
Fund Performance	7
Expense Example	79
Schedules of Investments and Options Written	82
Statements of Assets and Liabilities	154
Statements of Operations	172
Statements of Changes in Net Assets	190
Financial Highlights	208
Notes to Financial Statements	226
Report of Independent Registered Public Accounting Firm	258
Trustees and Officers	263
Board Considerations Regarding Approval of Investment Management Agreement	265
Additional Information	268

Letter to Shareholders (Unaudited)

Dear Valued Shareholders,

The following shareholder letter covers the year ended October 31, 2021.

Around this time last year, we were acknowledging and reflecting on one of the more difficult years on record, with our eyes fixed on a more promising 2021. While we still look forward to the day the words “COVID-19” are a distant memory, I’m happy to report that, despite the uncertainty in the US and abroad, this year has been one of tremendous growth and leadership in the marketplace for Innovator.

The variant-laden pandemic environment the world has found itself in has brought several domestic challenges that have the potential to negatively impact wealth: labor shortages, supply chain struggles, inflation, high stock market valuations, volatility and rising interest rates, to name a few. Those seeking meaningful portfolio growth are now faced with increased risks, and those seeking to mitigate market risks and income (e.g., retirees) are struggling to find either in the bond markets.

From our perspective, these are the times Innovator was built for; and we think the market is recognizing this as well.

Broadly, 2021 witnessed the launch of 47 new outcome-based ETFs, pushing the category’s AUM higher by $3.5 billion. Today, the market for outcome based ETFs has grown to nearly 140 ETFs with nearly $9 billion in AUM. After bringing the world’s first Defined Outcome ETFsTM to market in 2018, I believe Innovator remains the leader in the space with 75 ETFs and nearly 60% of the total assets.

I’m also happy to report that once again Innovator Defined Outcome ETFsTM have performed as expected, mitigating volatile and falling markets and offering capped growth potential when markets were climbing higher. In fact, by the time 2021 comes to a close, Innovator anticipates that our fund suite will complete its 100th defined outcome period, more than any other ETF provider in the industry.

3

Letter to Shareholders (Unaudited) (Continued)

This year, in addition to rounding out its suite of international Buffer ETFsTM, Innovator also launched the first suite of Accelerated ETFsTM and the first Defined Outcome ETFsTM to offer quarterly outcome periods.

As we have reiterated to our shareholders throughout the year, Innovator Capital Management was established on an unwavering commitment to building products that deliver confidence to investors, even amidst uncertainty. We aim to continue to earn your trust in the years to come and look forward to continuing to work together to find and create innovative and valuable solutions to the investment challenges that lie ahead.

On behalf of all of us at Innovator, I want to thank you for your unwavering partnership and support of our mission to help you grow and protect your assets. May the Lord’s presence go before you throughout the New Year!

Bruce Bond

Chief Executive Officer

The views in this report were those of the Fund’s CEO as of October 31, 2021 and may not reflect his views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

4

Letter to Shareholders (Unaudited) (Continued)

The funds only seek to provide their investment objective, which is not guaranteed, over the course of an entire outcome period. Investors who purchase shares after or sell shares before the end of an outcome period will experience very different outcomes than the funds seek to provide.

The Funds have characteristics unlike many other traditional investment products and may not be suitable for all investors. For more information regarding whether an investment in the Fund is right for you, please see Investor Suitability" in the prospectus.

The Funds are designed to provide point-to-point exposure to the price return of a reference asset via a basket of Flex Options. As a result, the ETFs are not expected to move directly in line with the reference asset during the interim period. Additionally, FLEX Options may be less liquid than standard options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

Fund shareholders are subject to an upside return cap (Cap) that represents the maximum percentage return an investor can achieve from an investment in the funds' for the Outcome Period, before fees and expenses. If the Outcome Period has begun and the Fund has increased in value to a level near to the Cap, an investor purchasing at that price has little or no ability to achieve gains but remains vulnerable to downside risks. Additionally, the Cap may rise or fall from one Outcome Period to the next. The Cap, and the Fund's position relative to it, should be considered before investing in the Fund. The Funds' website, www.innovatoretfs.com, provides important Fund information as well information relating to the potential outcomes of an investment in a Fund on a daily basis.

Buffer ETFs: The Funds only seek to provide shareholders that hold shares for the entire Outcome Period with their respective buffer level against reference asset losses during the Outcome Period. You will bear all reference asset losses exceeding the buffer. Depending upon market conditions at the time of purchase, a shareholder that purchases shares after the Outcome Period has begun may also lose their entire investment. For instance, if the Outcome Period has begun and the Fund has decreased in value beyond the pre-determined buffer, an investor purchasing shares at that price may not benefit from the buffer. Similarly, if the Outcome Period has begun and the Fund has increased in value, an investor purchasing shares at that price may not benefit from the buffer until the Fund's value has decreased to its value at the commencement of the Outcome Period.

5

Letter to Shareholders (Unaudited) (Continued)

Accelerated ETFs: If the Outcome Period has begun and the Fund has experienced an accelerated return, an investor purchasing Shares at that price may be subject to losses that exceed any losses of the Underlying ETF for the remainder of the Outcome Period and may have diminished or no ability to experience further accelerated return, therefore exposing the investor to greater downside risks.

This material must be preceded by or accompanied with a prospectus. The Funds' investment objectives, risks, charges and expenses should be considered carefully before investing. The prospectus contains this and other important information, and it may be obtained at innovatoretfs.com. Read it carefully before investing.

Innovator ETFs are distributed by Foreside Fund Services, LLC.

6

INNOVATOR U.S. EQUITY BUFFER ETF – JANUARY

Fund Performance

October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S Equity Buffer ETF – January from its inception (December 31, 2018) to October 31, 2021 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Since Inception (a)
Innovator U.S. Equity Buffer ETF - January
NAV Return	23.85%	16.45%
Market Return	23.78%	16.51%
S&P 500® Index - Price Return	40.84%	23.95%
S&P 500® Index - Total Return	42.91%	26.15%

(a) Inception date is December 31, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

7

INNOVATOR U.S. EQUITY BUFFER ETF – JANUARY

Fund Performance

October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BJAN.

8

INNOVATOR U.S. EQUITY BUFFER ETF – FEBRUARY

Fund Performance

October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – February from its inception (January 31, 2020) to October 31, 2021 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Since Inception (a)
Innovator U.S. Equity Buffer ETF - February
NAV Return	26.08%	15.66%
Market Return	26.83%	15.60%
S&P 500® Index - Price Return	40.84%	22.56%
S&P 500® Index - Total Return	42.91%	24.58%

(a) Inception date is January 31, 2020.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

9

INNOVATOR U.S. EQUITY BUFFER ETF – FEBRUARY

Fund Performance

October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BFEB.

10

INNOVATOR U.S. EQUITY BUFFER ETF – MARCH

Fund Performance

October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – March from its inception (February 28, 2020) to October 31, 2021 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Since Inception (a)
Innovator U.S. Equity Buffer ETF - March
NAV Return	21.98%	17.48%
Market Return	22.60%	17.45%
S&P 500® Index - Price Return	40.84%	30.37%
S&P 500® Index - Total Return	42.91%	32.47%

(a) Inception date is February 28, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

11

INNOVATOR U.S. EQUITY BUFFER ETF – MARCH

Fund Performance

October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BMAR.

12

INNOVATOR U.S. EQUITY BUFFER ETF – APRIL

Fund Performance

October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – April from its inception (March 29, 2019) to October 31, 2021 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Since Inception (a)
Innovator U.S. Equity Buffer ETF - April
NAV Return	15.40%	11.12%
Market Return	15.97%	11.19%
S&P 500® Index - Price Return	40.84%	20.60%
S&P 500® Index - Total Return	42.91%	22.70%

(a) Inception date is March 29, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

13

INNOVATOR U.S. EQUITY BUFFER ETF – APRIL

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BAPR.

14

INNOVATOR U.S. EQUITY BUFFER ETF – MAY

Fund Performance

October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – May from its inception (April 30, 2020) to October 31, 2021 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Since Inception (a)
Innovator U.S. Equity Buffer ETF - May
NAV Return	16.58%	17.22%
Market Return	17.36%	17.25%
S&P 500® Index - Price Return	40.84%	35.62%
S&P 500® Index - Total Return	42.91%	37.76%

(a) Inception date is April 30, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

15

INNOVATOR U.S. EQUITY BUFFER ETF – MAY

Fund Performance
October 31, 2021 (Unaudited)(Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BMAY.

16

INNOVATOR U.S. EQUITY BUFFER ETF – JUNE

Fund Performance
October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – June from its inception (May 31, 2019) to October 31, 2021 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Since Inception (a)
Innovator U.S. Equity Buffer ETF - June
NAV Return	16.12%	12.89%
Market Return	16.93%	12.90%
S&P 500® Index - Price Return	40.84%	23.72%
S&P 500® Index - Total Return	42.91%	25.84%

(a) Inception date is May 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

17

INNOVATOR U.S. EQUITY BUFFER ETF – JUNE

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BJUN.

18

INNOVATOR U.S. EQUITY BUFFER ETF – JULY

Fund Performance

October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – July from its inception (August 28, 2018) to October 31, 2021 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Buffer ETF - July
NAV Return	17.53%	9.93%	8.12%
Market Return	17.93%	10.09%	8.26%
S&P 500® Index - Price Return	40.84%	19.31%	15.71%
S&P 500® Index - Total Return	42.91%	21.48%	17.80%

(a)	Inception date is August 28, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com

19

INNOVATOR U.S. EQUITY BUFFER ETF – JULY

Fund Performance

October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BJUL.

20

INNOVATOR U.S. EQUITY BUFFER ETF – AUGUST

Fund Performance
October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – August from its inception (July 31, 2019) to October 31, 2021 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Since Inception (a)
Innovator U.S. Equity Buffer ETF - August
NAV Return	18.81%	12.51%
Market Return	20.06%	12.59%
S&P 500® Index - Price Return	40.84%	21.32%
S&P 500® Index - Total Return	42.91%	23.41%

(a) Inception date is July 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

21

INNOVATOR U.S. EQUITY BUFFER ETF – AUGUST

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BAUG.

22

INNOVATOR U.S. EQUITY BUFFER ETF – SEPTEMBER

Fund Performance
October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – September from its inception (August 30, 2019) to October 31, 2021 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Since Inception (a)
Innovator U.S. Equity Buffer ETF - September
NAV Return	23.68%	14.71%
Market Return	24.08%	14.73%
S&P 500® Index - Price Return	40.84%	23.24%
S&P 500® Index - Total Return	42.91%	25.32%

(a) Inception date is August 30, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

23

INNOVATOR U.S. EQUITY BUFFER ETF – SEPTEMBER

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BSEP.

24

INNOVATOR U.S. EQUITY BUFFER ETF – OCTOBER

Fund Performance

October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – October from its inception (September 28, 2018) to October 31, 2021 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Buffer ETF - October
NAV Return	24.34%	13.19%	11.17%
Market Return	24.70%	13.40%	11.24%
S&P 500® Index - Price Return	40.84%	19.31%	15.96%
S&P 500® Index - Total Return	42.91%	21.48%	18.05%

(a)	Inception date is September 28, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

25

INNOVATOR U.S. EQUITY BUFFER ETF – OCTOBER

Fund Performance

October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Return shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BOCT.

26

INNOVATOR U.S. EQUITY BUFFER ETF – NOVEMBER

Fund Performance

October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – November from its inception (October 31, 2019) to October 31, 2021 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Since Inception (a)
Innovator U.S. Equity Buffer ETF - November
NAV Return	17.93%	12.34%
Market Return	17.77%	12.38%
S&P 500® Index - Price Return	40.84%	23.13%
S&P 500® Index - Total Return	42.91%	25.22%

(a) Inception date is October 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

27

INNOVATOR U.S. EQUITY BUFFER ETF – NOVEMBER

Fund Performance

October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BNOV.

28

INNOVATOR U.S. EQUITY BUFFER ETF – DECEMBER

Fund Performance

October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – December from its inception (November 29, 2019) to October 31, 2021 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Since Inception (a)
Innovator U.S. Equity Buffer ETF - December
NAV Return	22.76%	14.14%
Market Return	23.41%	14.08%
S&P 500® Index - Price Return	40.84%	22.02%
S&P 500® Index - Total Return	42.91%	24.02%

(a) Inception date is November 29, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

29

INNOVATOR U.S. EQUITY BUFFER ETF – DECEMBER

Fund Performance

October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BDEC.

30

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JANUARY

Fund Performance

October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – January from its inception (December 31, 2018) to October 31, 2021 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF - January
NAV Return	13.82%	10.29%
Market Return	14.30%	10.28%
S&P 500® Index - Price Return	40.84%	23.95%
S&P 500® Index - Total Return	42.91%	26.15%

(a) Inception date is December 31, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

31

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JANUARY

Fund Performance

October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PJAN.

32

INNOVATOR U.S. EQUITY POWER BUFFER ETF – FEBRUARY

Fund Performance
October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – February from its inception (January 31, 2020) to October 31, 2021 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF - February
NAV Return	15.90%	10.07%
Market Return	16.36%	9.99%
S&P 500® Index - Price Return	40.84%	22.56%
S&P 500® Index - Total Return	42.91%	24.58%

(a) Inception date is January 31, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

33

INNOVATOR U.S. EQUITY POWER BUFFER ETF – FEBRUARY

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PFEB.

34

INNOVATOR U.S. EQUITY POWER BUFFER ETF – MARCH

Fund Performance

October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – March from its inception (February 28, 2020) to October 31, 2021 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF - March
NAV Return	14.01%	11.53%
Market Return	14.63%	11.69%
S&P 500® Index - Price Return	40.84%	30.37%
S&P 500® Index - Total Return	42.91%	32.47%

(a) Inception date is February 28, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

35

INNOVATOR U.S. EQUITY POWER BUFFER ETF – MARCH

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PMAR.

36

INNOVATOR U.S. EQUITY POWER BUFFER ETF – APRIL

Fund Performance
October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – April from its inception (March 29, 2019) to October 31, 2021 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF - April
NAV Return	9.45%	7.29%
Market Return	10.03%	7.36%
S&P 500® Index - Price Return	40.84%	20.60%
S&P 500® Index - Total Return	42.91%	22.70%

(a) Inception date is March 29, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

37

INNOVATOR U.S. EQUITY POWER BUFFER ETF – APRIL

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PAPR.

38

INNOVATOR U.S. EQUITY POWER BUFFER ETF – MAY

Fund Performance
October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – May from its inception (April 30, 2020) to October 31, 2021 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF - May
NAV Return	10.54%	11.59%
Market Return	11.36%	11.64%
S&P 500® Index - Price Return	40.84%	35.62%
S&P 500® Index - Total Return	42.91%	37.76%

(a) Inception date is April 30, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

39

INNOVATOR U.S. EQUITY POWER BUFFER ETF – MAY

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PMAY.

40

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JUNE

Fund Performance
October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – June from its inception (May 31, 2019) to October 31, 2021 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF - June
NAV Return	10.34%	9.96%
Market Return	10.84%	9.96%
S&P 500® Index - Price Return	40.84%	23.72%
S&P 500® Index - Total Return	42.91%	25.84%

(a) Inception date is May 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

41

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JUNE

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PJUN.

42

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JULY

Fund Performance

October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – July from its inception (August 7, 2018) to October 31, 2021 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF - July
NAV Return	10.78%	7.37%	6.27%
Market Return	11.57%	7.49%	6.37%
S&P 500® Index - Price Return	40.84%	19.31%	15.90%
S&P 500® Index - Total Return	42.91%	21.48%	18.01%

(a)	Inception date is August 7, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

43

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JULY

Fund Performance

October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PJUL.

44

INNOVATOR U.S. EQUITY POWER BUFFER ETF – AUGUST

Fund Performance
October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – August from its inception (July 31, 2019) to October 31, 2021 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF - August
NAV Return	11.68%	9.00%
Market Return	12.39%	9.03%
S&P 500® Index - Price Return	40.84%	21.32%
S&P 500® Index - Total Return	42.91%	23.41%

(a) Inception date is July 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

45

INNOVATOR U.S. EQUITY POWER BUFFER ETF – AUGUST

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PAUG.

46

INNOVATOR U.S. EQUITY POWER BUFFER ETF – SEPTEMBER

Fund Performance
October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – September from its inception (August 30, 2019) to October 31, 2021 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF - September
NAV Return	15.24%	9.55%
Market Return	15.36%	9.53%
S&P 500® Index - Price Return	40.84%	23.24%
S&P 500® Index - Total Return	42.91%	25.32%

(a) Inception date is August 30, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

47

INNOVATOR U.S. EQUITY POWER BUFFER ETF – SEPTEMBER

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PSEP.

48

INNOVATOR U.S. EQUITY POWER BUFFER ETF – OCTOBER

Fund Performance

October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – October from its inception (September 28, 2018) to October 31, 2021 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF - October
NAV Return	15.44%	9.28%	7.60%
Market Return	15.31%	9.15%	7.70%
S&P 500® Index - Price Return	40.84%	19.31%	15.96%
S&P 500® Index - Total Return	42.91%	21.48%	18.05%

(a)	Inception date is September 28, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

49

INNOVATOR U.S. EQUITY POWER BUFFER ETF – OCTOBER

Fund Performance

October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/POCT.

50

INNOVATOR U.S. EQUITY POWER BUFFER ETF – NOVEMBER

Fund Performance

October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – November from its inception (October 31, 2019) to October 31, 2021 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF - November
NAV Return	11.80%	9.34%
Market Return	11.59%	9.42%
S&P 500® Index - Price Return	40.84%	23.13%
S&P 500® Index - Total Return	42.91%	25.22%

(a) Inception date is October 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

51

INNOVATOR U.S. EQUITY POWER BUFFER ETF – NOVEMBER

Fund Performance

October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PNOV.

52

INNOVATOR U.S. EQUITY POWER BUFFER ETF – DECEMBER

Fund Performance

October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – December from its inception (November 29, 2019) to October 31, 2021 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF - December
NAV Return	13.10%	8.72%
Market Return	13.38%	8.71%
S&P 500® Index - Price Return	40.84%	22.02%
S&P 500® Index - Total Return	42.91%	24.02%

(a) Inception date is November 29, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

53

INNOVATOR U.S. EQUITY POWER BUFFER ETF – DECEMBER

Fund Performance

October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PDEC.

54

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – JANUARY

Fund Performance

October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – January from its inception (December 31, 2018) to October 31, 2021 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF - January
NAV Return	10.62%	8.22%
Market Return	11.32%	8.31%
S&P 500® Index - Price Return	40.84%	23.95%
S&P 500® Index - Total Return	42.91%	26.15%

(a) Inception date is December 31, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

55

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – JANUARY

Fund Performance

October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UJAN.

56

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – FEBRUARY

Fund Performance
October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – February from its inception (January 31, 2020) to October 31, 2021 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF - February
NAV Return	11.61%	7.43%
Market Return	12.25%	7.47%
S&P 500® Index - Price Return	40.84%	22.56%
S&P 500® Index - Total Return	42.91%	24.58%

(a) Inception date is January 31, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

57

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – FEBRUARY

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UFEB.

58

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – MARCH

Fund Performance
October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – March from its inception (February 28, 2020) to October 31, 2021 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF - March
NAV Return	9.76%	7.94%
Market Return	10.44%	8.02%
S&P 500® Index - Price Return	40.84%	30.37%
S&P 500® Index - Total Return	42.91%	32.47%

(a) Inception date is February 28, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

59

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – MARCH

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UMAR.

60

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – APRIL

Fund Performance
October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – April from its inception (March 29, 2019) to October 31, 2021 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF - April
NAV Return	6.31%	2.49%
Market Return	6.81%	2.60%
S&P 500® Index - Price Return	40.84%	20.60%
S&P 500® Index - Total Return	42.91%	22.70%

(a) Inception date is March 29, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

61

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – APRIL

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UAPR.

62

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – MAY

Fund Performance
October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – May from its inception (April 30, 2020) to October 31, 2021 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF - May
NAV Return	6.91%	7.35%
Market Return	7.64%	7.37%
S&P 500® Index - Price Return	40.84%	35.62%
S&P 500® Index - Total Return	42.91%	37.76%

(a) Inception date is April 30, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

63

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – MAY

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UMAY.

64

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – JUNE

Fund Performance
October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – June from its inception (May 31, 2019) to October 31, 2021 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF - June
NAV Return	7.10%	7.72%
Market Return	7.68%	7.76%
S&P 500® Index - Price Return	40.84%	23.72%
S&P 500® Index - Total Return	42.91%	25.84%

(a) Inception date is May 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

65

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – JUNE

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UJUN.

66

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – JULY

Fund Performance

October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – July from its inception (August 7, 2018) to October 31, 2021 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF - July
NAV Return	7.18%	5.71%	4.64%
Market Return	7.36%	5.76%	4.72%
S&P 500® Index - Price Return	40.84%	19.31%	15.90%
S&P 500® Index - Total Return	42.91%	21.48%	18.01%

(a)	Inception date is August 7, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

67

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – JULY

Fund Performance

October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UJUL.

68

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – AUGUST

Fund Performance
October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – August from its inception (July 31, 2019) to October 31, 2021 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF - August
NAV Return	7.89%	7.12%
Market Return	8.14%	7.19%
S&P 500® Index - Price Return	40.84%	21.32%
S&P 500® Index - Total Return	42.91%	23.41%

(a) Inception date is July 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

69

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – AUGUST

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UAUG.

70

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – SEPTEMBER

Fund Performance
October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – September from its inception (August 30, 2019) to October 31, 2021 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF - September
NAV Return	10.03%	7.22%
Market Return	10.42%	7.28%
S&P 500® Index - Price Return	40.84%	23.24%
S&P 500® Index - Total Return	42.91%	25.32%

(a) Inception date is August 30, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

71

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – SEPTEMBER

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/USEP.

72

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – OCTOBER

Fund Performance

October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – October from its inception (September 28, 2018) to October 31, 2021 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF - October
NAV Return	9.85%	6.92%	5.50%
Market Return	10.02%	6.81%	5.61%
S&P 500® Index - Price Return	40.84%	19.31%	15.96%
S&P 500® Index - Total Return	42.91%	21.48%	18.05%

(a)	Inception date is September 28, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

73

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – OCTOBER

Fund Performance

October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UOCT.

74

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – NOVEMBER

Fund Performance

October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – November from its inception (October 31, 2019) to October 31, 2021 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF - November
NAV Return	7.36%	7.12%
Market Return	7.05%	7.15%
S&P 500® Index - Price Return	40.84%	23.13%
S&P 500® Index - Total Return	42.91%	25.22%

(a) Inception date is October 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

75

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – NOVEMBER

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UNOV.

76

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – DECEMBER

Fund Performance

October 31, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – December from its inception (November 29, 2019) to October 31, 2021 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2021
	One Year	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF - December
NAV Return	9.85%	6.54%
Market Return	10.27%	6.48%
S&P 500® Index - Price Return	40.84%	22.02%
S&P 500® Index - Total Return	42.91%	24.02%

(a) Inception date is November 29, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

77

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – DECEMBER

Fund Performance
October 31, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UDEC.

78

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended October 31, 2021 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees, and other Fund expenses; and (2) transaction costs, including brokerage commissions on the purchase and sale of Fund shares. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2021 to October 31, 2021 for each Fund.

Actual Expenses

The following table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period (a)
Innovator U.S. Equity Buffer ETF - January (NAV)	$1,000.00	$1,051.20	$4.08
Innovator U.S. Equity Buffer ETF - February (NAV)	1,000.00	1,056.90	4.10
Innovator U.S. Equity Buffer ETF - March (NAV)	1,000.00	1,062.60	4.11
Innovator U.S. Equity Buffer ETF - April (NAV)	1,000.00	1,060.70	4.10
Innovator U.S. Equity Buffer ETF - May (NAV)	1,000.00	1,070.60	4.12
Innovator U.S. Equity Buffer ETF - June (NAV)	1,000.00	1,057.10	4.10
Innovator U.S. Equity Buffer ETF - July (NAV)	1,000.00	1,046.70	4.08
Innovator U.S. Equity Buffer ETF - August (NAV)	1,000.00	1,045.70	4.07
Innovator U.S. Equity Buffer ETF - September (NAV)	1,000.00	1,045.80	4.07
Innovator U.S. Equity Buffer ETF - October (NAV)	1,000.00	1,067.20	4.12
Innovator U.S. Equity Buffer ETF - November (NAV)	1,000.00	1,028.50	4.04
Innovator U.S. Equity Buffer ETF - December (NAV)	1,000.00	1,045.70	4.07
Innovator U.S. Equity Power Buffer ETF - January (NAV)	1,000.00	1,033.20	4.05
Innovator U.S. Equity Power Buffer ETF - February (NAV)	1,000.00	1,035.00	4.05
Innovator U.S. Equity Power Buffer ETF - March (NAV)	1,000.00	1,038.70	4.06
Innovator U.S. Equity Power Buffer ETF - April (NAV)	1,000.00	1,037.60	4.06
Innovator U.S. Equity Power Buffer ETF - May (NAV)	1,000.00	1,046.10	4.07
Innovator U.S. Equity Power Buffer ETF - June (NAV)	1,000.00	1,036.50	4.06
Innovator U.S. Equity Power Buffer ETF - July (NAV)	1,000.00	1,028.80	4.04
Innovator U.S. Equity Power Buffer ETF - August (NAV)	1,000.00	1,027.30	4.04
Innovator U.S. Equity Power Buffer ETF - September (NAV)	1,000.00	1,027.90	4.04
Innovator U.S. Equity Power Buffer ETF - October (NAV)	1,000.00	1,041.50	4.07
Innovator U.S. Equity Power Buffer ETF - November (NAV)	1,000.00	1,017.30	4.02
Innovator U.S. Equity Power Buffer ETF - December (NAV)	1,000.00	1,027.50	4.04
Innovator U.S. Equity Ultra Buffer ETF - January (NAV)	1,000.00	1,021.30	4.02
Innovator U.S. Equity Ultra Buffer ETF - February (NAV)	1,000.00	1,022.30	4.03

79

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended October 31, 2021 (Unaudited) (Continued)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period (a)
Innovator U.S. Equity Ultra Buffer ETF - March (NAV)	1,000.00	1,026.70	4.04
Innovator U.S. Equity Ultra Buffer ETF - April (NAV)	1,000.00	1,025.80	4.03
Innovator U.S. Equity Ultra Buffer ETF - May (NAV)	1,000.00	1,032.90	4.05
Innovator U.S. Equity Ultra Buffer ETF - June (NAV)	1,000.00	1,027.60	4.04
Innovator U.S. Equity Ultra Buffer ETF - July (NAV)	1,000.00	1,018.30	4.02
Innovator U.S. Equity Ultra Buffer ETF - August (NAV)	1,000.00	1,018.00	4.02
Innovator U.S. Equity Ultra Buffer ETF - September (NAV)	1,000.00	1,019.40	4.02
Innovator U.S. Equity Ultra Buffer ETF - October (NAV)	1,000.00	1,025.40	4.03
Innovator U.S. Equity Ultra Buffer ETF - November (NAV)	1,000.00	1,011.40	4.01
Innovator U.S. Equity Ultra Buffer ETF - December (NAV)	1,000.00	1,019.90	4.02

(a)	Expenses are equal to the Fund’s annualized expense ratio (0.79%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period).

Hypothetical Example for Comparison Purposes

The following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

80

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended October 31, 2021 (Unaudited) (Continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on the purchase and sale of Fund shares with respect to the Funds. Therefore, the table below is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period (a)
Innovator U.S. Equity Buffer ETF - January (NAV)	$1,000.00	$1,021.22	$4.02
Innovator U.S. Equity Buffer ETF - February (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Buffer ETF - March (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Buffer ETF - April (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Buffer ETF - May (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Buffer ETF - June (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Buffer ETF - July (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Buffer ETF - August (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Buffer ETF - September (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Buffer ETF - October (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Buffer ETF - November (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Buffer ETF - December (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Power Buffer ETF - January (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Power Buffer ETF - February (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Power Buffer ETF - March (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Power Buffer ETF - April (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Power Buffer ETF - May (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Power Buffer ETF - June (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Power Buffer ETF - July (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Power Buffer ETF - August (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Power Buffer ETF - September (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Power Buffer ETF - October (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Power Buffer ETF - November (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Power Buffer ETF - December (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Ultra Buffer ETF - January (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Ultra Buffer ETF - February (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Ultra Buffer ETF - March (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Ultra Buffer ETF - April (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Ultra Buffer ETF - May (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Ultra Buffer ETF - June (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Ultra Buffer ETF - July (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Ultra Buffer ETF - August (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Ultra Buffer ETF - September (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Ultra Buffer ETF - October (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Ultra Buffer ETF - November (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Ultra Buffer ETF - December (NAV)	1,000.00	1,021.22	4.02

(a)	Expenses are equal to the Fund’s annualized expense ratio (0.79%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period).

The accompanying notes are an integral part of these financial statements.
81

INNOVATOR U.S. EQUITY BUFFER ETF – JANUARY

Schedule of Investments

October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 108.07% (a)(b)
CALL OPTIONS - 107.79%
SPY SPDR S&P 500® Trust ETF, Expires 12/31/2021, Strike Price $2.97	3,562	$163,584,850	$161,937,707
			161,937,707
PUT OPTIONS - 0.28%
SPY SPDR S&P 500® Trust ETF, Expires 12/31/2021, Strike Price $373.89	3,562	163,584,850	420,805
			420,805
TOTAL PURCHASED OPTIONS (Cost $139,131,430)			162,358,512

SHORT TERM INVESTMENTS - 0.22%	Principal Amount
Money Market Deposit Account - 0.22%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$332,325		332,325
TOTAL SHORT TERM INVESTMENTS (Cost $332,325)			332,325

Total Investments (Cost $139,463,755) - 108.29%			162,690,837
Liabilities in Excess of Other Assets - (8.29)%			(12,451,202)
TOTAL NET ASSETS - 100.00%			$150,239,635

Asset Type	% of Net Assets
Purchased Options	108.07%
Short Term Investments	0.22
Total Investments	108.29
Liabilities in Excess of Other Assets	(8.29)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31. 2021.

The accompanying notes are an integral part of these financial statements.
82

INNOVATOR U.S. EQUITY BUFFER ETF – JANUARY

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	12/31/2021	$429.59	3,562	$(163,584,850)	$(12,142,484)
					(12,142,484)
Put Options
SPY SPDR S&P 500® Trust ETF	12/31/2021	340.23	3,562	(163,584,850)	(208,821)
					(208,821)
Total Options Written (Premiums Received $10,018,144)					$(12,351,305)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
83

INNOVATOR U.S. EQUITY BUFFER ETF – FEBRUARY

Schedule of Investments

October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 107.15% (a)(b)
CALL OPTIONS - 106.64%
SPY SPDR S&P 500® Trust ETF, Expires 1/31/2022, Strike Price $2.97	2,022	$92,860,350	$91,925,398
			91,925,398
PUT OPTIONS - 0.51%
SPY SPDR S&P 500® Trust ETF, Expires 1/31/2022, Strike Price $370.08	2,022	92,860,350	440,692
			440,692
TOTAL PURCHASED OPTIONS (Cost $80,858,291)			92,366,090

SHORT TERM INVESTMENTS - 0.30%	Principal Amount
Money Market Deposit Account - 0.30%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$255,547		255,547
TOTAL SHORT TERM INVESTMENTS (Cost $255,547)			255,547

Total Investments (Cost $81,113,838) - 107.45%			92,621,637
Liabilities in Excess of Other Assets - (7.45)%			(6,419,098)
TOTAL NET ASSETS - 100.00%			$86,202,539

Asset Type	% of Net Assets
Purchased Options	107.15%
Short Term Investments	0.30
Total Investments	107.45
Liabilities in Excess of Other Assets	(7.45)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c) The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.
84

INNOVATOR U.S. EQUITY BUFFER ETF – FEBRUARY

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	1/31/2022	$436.68	2,022	$(92,860,350)	$(6,124,346)
					(6,124,346)
Put Options
SPY SPDR S&P 500® Trust ETF	1/31/2022	336.76	2,022	(92,860,350)	(238,498)
					(238,498)
Total Options Written (Premiums Received $6,367,775)					$(6,362,844)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
85

INNOVATOR U.S. EQUITY BUFFER ETF – MARCH

Schedule of Investments

October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.09% (a)(b)
CALL OPTIONS - 105.15%
SPY SPDR S&P 500® Trust ETF, Expires 2/28/2022, Strike Price $3.05	1,438	$66,040,150	$65,363,746
			65,363,746
PUT OPTIONS - 0.94%
SPY SPDR S&P 500® Trust ETF, Expires 2/28/2022, Strike Price $380.37	1,438	66,040,150	584,250
			584,250
TOTAL PURCHASED OPTIONS (Cost $58,327,246)			65,947,996

SHORT TERM INVESTMENTS - 0.32%	Principal Amount
Money Market Deposit Account - 0.32%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$201,865		201,865
TOTAL SHORT TERM INVESTMENTS (Cost $201,865)			201,865

Total Investments ($58,529,111) - 106.41%			66,149,861
Liabilities in Excess of Other Assets - (6.41)%			(3,985,734)
TOTAL NET ASSETS - 100.00%			$62,164,127

Asset Type	% of Net Assets
Purchased Options	106.09%
Short Term Investments	0.32
Total Investments	106.41
Liabilities in Excess of Other Assets	(6.41)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c) The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.
86

INNOVATOR U.S. EQUITY BUFFER ETF – MARCH

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	2/28/2022	$446.62	1,438	$(66,040,150)	$(3,630,457)
					(3,630,457)
Put Options
SPY SPDR S&P 500® Trust ETF	2/28/2022	346.13	1,438	(66,040,150)	(314,880)
					(314,880)
Total Options Written (Premiums Received $4,303,682)					$(3,945,337)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
87

INNOVATOR U.S. EQUITY BUFFER ETF – APRIL

Schedule of Investments

October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.15% (a)(b)
CALL OPTIONS - 104.48%
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2022, Strike Price $3.18	2,836	$130,243,300	$128,461,703
			128,461,703
PUT OPTIONS - 1.67%
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2022, Strike Price $396.34	2,836	130,243,300	2,053,823
			2,053,823
TOTAL PURCHASED OPTIONS (Cost $119,543,002)			130,515,526

SHORT TERM INVESTMENTS - 0.41%	Principal Amount
Money Market Deposit Account - 0.41%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$510,480		510,480
TOTAL SHORT TERM INVESTMENTS (Cost $510,480)			510,480

Total Investments (Cost $120,053,482) - 106.56%			131,026,006
Liabilities in Excess of Other Assets - (6.56)%			(8,070,314)
TOTAL NET ASSETS - 100.00%			$122,955,692

Asset Type	% of Net Assets
Purchased Options	106.15%
Short Term Investments	0.41
Total Investments	106.56
Liabilities in Excess of Other Assets	(6.56)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c) The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.
88

INNOVATOR U.S. EQUITY BUFFER ETF – APRIL

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	3/31/2022	$451.82	2,836	$(130,243,300)	$(6,823,137)
					(6,823,137)
Put Options
SPY SPDR S&P 500® Trust ETF	3/31/2022	360.66	2,836	(130,243,300)	(1,163,222)
					(1,163,222)
Total Options Written (Premiums Received $7,283,478)					$(7,986,359)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
89

INNOVATOR U.S. EQUITY BUFFER ETF – MAY

Schedule of Investments

October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 104.01% (a)(b)
CALL OPTIONS - 101.32%
SPY SPDR S&P 500® Trust ETF, Expires 4/29/2022, Strike Price $3.35	1,839	$84,456,075	$83,270,687
			83,270,687
PUT OPTIONS - 2.69%
SPY SPDR S&P 500® Trust ETF, Expires 4/29/2022, Strike Price $417.31	1,839	84,456,075	2,212,228
			2,212,228
TOTAL PURCHASED OPTIONS (Cost $80,662,921)			85,482,915

SHORT TERM INVESTMENTS - 0.47%	Principal Amount
Money Market Deposit Account - 0.47%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$388,536		388,536
TOTAL SHORT TERM INVESTMENTS (Cost $388,536)			388,536

Total Investments (Cost $81,051,457) - 104.48%			85,871,451
Liabilities in Excess of Other Assets - (4.48)%			(3,681,090)
TOTAL NET ASSETS - 100.00%			$82,190,361

Asset Type	% of Net Assets
Purchased Options	104.01%
Short Term Investments	0.47
Total Investments	104.48
Liabilities in Excess of Other Assets	(4.48)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.
90

INNOVATOR U.S. EQUITY BUFFER ETF – MAY

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	4/29/2022	$474.05	1,839	$(84,456,075)	$(2,353,897)
					(2,353,897)
Put Options
SPY SPDR S&P 500® Trust ETF	4/29/2022	379.74	1,839	(84,456,075)	(1,272,595)
					(1,272,595)
Total Options Written (Premiums Received $4,889,387)					$(3,626,492)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
91

INNOVATOR U.S. EQUITY BUFFER ETF – JUNE

Schedule of Investments

October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 105.30% (a)(b)
CALL OPTIONS - 101.99%
SPY SPDR S&P 500® Trust ETF, Expires 5/31/2022, Strike Price $3.37	1,836	$84,318,300	$83,130,459
			83,130,459
PUT OPTIONS - 3.31%
SPY SPDR S&P 500® Trust ETF, Expires 5/31/2022, Strike Price $420.05	1,836	84,318,300	2,695,132
			2,695,132
TOTAL PURCHASED OPTIONS (Cost $81,179,349)			85,825,591

SHORT TERM INVESTMENTS - 0.53%	Principal Amount
Money Market Deposit Account - 0.53%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$435,128		435,128
TOTAL SHORT TERM INVESTMENTS (Cost $435,128)			435,128

Total Investments (Cost $81,614,477) - 105.83%			86,260,719
Liabilities in Excess of Other Assets - (5.83)%			(4,751,925)
TOTAL NET ASSETS - 100.00%			$81,508,794

Asset Type	% of Net Assets
Purchased Options	105.30%
Short Term Investments	0.53
Total Investments	105.83
Liabilities in Excess of Other Assets	(5.83)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c) The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.
92

INNOVATOR U.S. EQUITY BUFFER ETF – JUNE

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	5/31/2022	$470.82	1,836	$(84,318,300)	$(3,100,360)
					(3,100,360)
Put Options
SPY SPDR S&P 500® Trust ETF	5/31/2022	382.24	1,836	(84,318,300)	(1,596,480)
					(1,596,480)
Total Options Written (Premiums Received $4,841,344)					$(4,696,840)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
93

INNOVATOR U.S. EQUITY BUFFER ETF – JULY

Schedule of Investments

October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 105.17% (a)(b)
CALL OPTIONS - 101.04%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2022, Strike Price $3.44	4,100	$188,292,500	$184,963,607
			184,963,607
PUT OPTIONS - 4.13%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2022, Strike Price $428.07	4,100	188,292,500	7,555,135
			7,555,135
TOTAL PURCHASED OPTIONS (Cost $185,570,390)			192,518,742

SHORT TERM INVESTMENTS - 0.63%	Principal Amount
Money Market Deposit Account - 0.63%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$1,154,208		1,154,208
TOTAL SHORT TERM INVESTMENTS (Cost $1,154,508)			1,154,208

Total Investments (Cost $186,724,598) - 105.80%			193,672,950
Liabilities in Excess of Other Assets - (5.80)%			(10,607,351)
TOTAL NET ASSETS - 100.00%			$183,065,599

Asset Type	% of Net Assets
Purchased Options	105.17%
Short Term Investments	0.63
Total Investments	105.80
Liabilities in Excess of Other Assets	(5.80)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c) The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.
94

INNOVATOR U.S. EQUITY BUFFER ETF – JULY

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	6/30/2022	$479.43	4,100	$(188,292,500)	$(5,882,513)
					(5,882,513)
Put Options
SPY SPDR S&P 500® Trust ETF	6/30/2022	389.53	4,100	(188,292,500)	(4,605,085)
					(4,605,085)
Total Options Written (Premiums Received $10,924,776)					$(10,487,598)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
95

INNOVATOR U.S. EQUITY BUFFER ETF – AUGUST

Schedule of Investments

October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 104.62% (a)(b)
CALL OPTIONS - 99.56%
SPY SPDR S&P 500® Trust ETF, Expires 7/29/2022, Strike Price $3.52	1,910	$87,716,750	$86,151,427
			86,151,427
PUT OPTIONS - 5.06%
SPY SPDR S&P 500® Trust ETF, Expires 7/29/2022, Strike Price $438.52	1,910	87,716,750	4,381,963
			4,381,963
TOTAL PURCHASED OPTIONS (Cost $88,471,080)			90,533,390

SHORT TERM INVESTMENTS - 0.66%	Principal Amount
Money Market Deposit Account - 0.66%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$574,066		574,066
TOTAL SHORT TERM INVESTMENTS (Cost $574,066)			574,066

Total Investments (Cost $89,045,146) - 105.28%			91,107,456
Liabilities in Excess of Other Assets - (5.28)%			(4,572,020)
TOTAL NET ASSETS - 100.00%			$86,535,436

Asset Type	% of Net Assets
Purchased Options	104.62%
Short Term Investments	0.66
Total Investments	105.28
Liabilities in Excess of Other Assets	(5.28)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c) The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.
96

INNOVATOR U.S. EQUITY BUFFER ETF – AUGUST

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	7/29/2022	$495.52	1,910	$(87,716,750)	$(1,789,543)
					(1,789,543)
Put Options
SPY SPDR S&P 500® Trust ETF	7/29/2022	399.04	1,910	(87,716,750)	(2,727,012)
					(2,727,012)
Total Options Written (Premiums Received $5,171,721)					$(4,516,555)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
97

INNOVATOR U.S. EQUITY BUFFER ETF – SEPTEMBER

Schedule of Investments

October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 104.74% (a)(b)
CALL OPTIONS - 98.39%
SPY SPDR S&P 500® Trust ETF, Expires 8/31/2022, Strike Price $3.63	3,420	$157,063,500	$154,223,913
			154,223,913
PUT OPTIONS - 6.35%
SPY SPDR S&P 500® Trust ETF, Expires 8/31/2022, Strike Price $451.57	3,420	157,063,500	9,951,318
			9,951,318
TOTAL PURCHASED OPTIONS (Cost $162,459,238)			164,175,231

SHORT TERM INVESTMENTS - 0.77%	Principal Amount
Money Market Deposit Account - 0.77%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$1,215,697		1,215,697
TOTAL SHORT TERM INVESTMENTS (Cost $1,215,697)			1,215,697

Total Investments (Cost $163,674,935) - 105.51%			165,390,928
Liabilities in Excess of Other Assets - (5.51)%			(8,641,652)
TOTAL NET ASSETS - 100.00%			$156,749,276

Asset Type	% of Net Assets
Purchased Options	104.74%
Short Term Investments	0.77
Total Investments	105.51
Liabilities in Excess of Other Assets	(5.51)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c) The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.
98

INNOVATOR U.S. EQUITY BUFFER ETF – SEPTEMBER

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	8/31/2022	$509.81	3,420	$(157,063,500)	$(2,322,364)
					(2,322,364)
Put Options
SPY SPDR S&P 500® Trust ETF	8/31/2022	410.92	3,420	(157,063,500)	(6,223,991)
					(6,223,991)
Total Options Written (Premiums Received $9,763,105)					$(8,546,355)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
99

INNOVATOR U.S. EQUITY BUFFER ETF – OCTOBER

Schedule of Investments

October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.24% (a)(b)
CALL OPTIONS - 100.81%
SPY SPDR S&P 500® Trust ETF, Expires 9/30/2022, Strike Price $3.45	2,509	$115,225,825	$112,784,465
			112,784,465
PUT OPTIONS - 5.43%
SPY SPDR S&P 500® Trust ETF, Expires 9/30/2022, Strike Price $429.15	2,509	115,225,825	6,069,515
			6,069,515
TOTAL PURCHASED OPTIONS (Cost $114,906,036)			118,853,980

SHORT TERM INVESTMENTS - 0.80%	Principal Amount
Money Market Deposit Account - 0.80%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$892,820		892,820
TOTAL SHORT TERM INVESTMENTS (Cost $892,820)			892,820

Total Investments (Cost $115,798,856) - 107.04%			119,746,800
Liabilities in Excess of Other Assets - (7.04)%			(7,872,099)
TOTAL NET ASSETS - 100.00%			$111,874,701

Asset Type	% of Net Assets
Purchased Options	106.24%
Short Term Investments	0.80
Total Investments	107.04
Liabilities in Excess of Other Assets	(7.04)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c) The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.
100

INNOVATOR U.S. EQUITY BUFFER ETF – OCTOBER

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	9/30/2022	$487.93	2,509	$(115,225,825)	$(3,870,628)
					(3,870,628)
Put Options
SPY SPDR S&P 500® Trust ETF	9/30/2022	390.52	2,509	(115,225,825)	(3,933,119)
					(3,933,119)
Total Options Written (Premiums Received $7,800,237)					$(7,803,747)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
101

INNOVATOR U.S. EQUITY BUFFER ETF – NOVEMBER

Schedule of Investments

October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 105.72% (a)(b)
CALL OPTIONS - 97.94%
SPY SPDR S&P 500® Trust ETF, Expires 10/31/2022, Strike Price $3.69	666	$30,586,050	$29,968,002
			29,968,002
PUT OPTIONS - 7.78%
SPY SPDR S&P 500® Trust ETF, Expires 10/31/2022, Strike Price $459.26	666	30,586,050	2,380,284
			2,380,284
TOTAL PURCHASED OPTIONS (Cost $32,352,005)			32,348,286

SHORT TERM INVESTMENTS - 0.03%	Principal Amount
Money Market Deposit Account - 0.03%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$8,649		8,649
TOTAL SHORT TERM INVESTMENTS (Cost $8,649)			8,649

Total Investments (Cost $32,360,654) - 105.75%			32,356,935
Liabilities in Excess of Other Assets - (5.75)%			(1,758,250)
TOTAL NET ASSETS - 100.00%			$30,598,685

Asset Type	% of Net Assets
Purchased Options	105.72%
Short Term Investments	0.03
Total Investments	105.75
Liabilities in Excess of Other Assets	(5.75)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c) The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.
102

INNOVATOR U.S. EQUITY BUFFER ETF – NOVEMBER

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	10/31/2022	$517.35	666	$(30,586,050)	$(466,866)
					(466,866)
Put Options
SPY SPDR S&P 500® Trust ETF	10/31/2022	417.92	666	(30,586,050)	(1,541,124)
					(1,541,124)
Total Options Written (Premiums Received $2,004,260)					$(2,007,990)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
103

INNOVATOR U.S. EQUITY BUFFER ETF – DECEMBER

Schedule of Investments

October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 117.16% (a)(b)
CALL OPTIONS - 116.62%
SPX S&P 500® Index, Expires 11/30/2021, Strike Price $2,173.11	268	$123,424,184	$65,202,792
XSP S&P 500® Mini Index, Expires 11/30/2021, Strike Price $217.33	94	4,329,076	2,287,584
			67,490,376
PUT OPTIONS - 0.54%
SPX S&P 500® Index, Expires 11/30/2021, Strike Price $4,346.22	134	61,712,092	271,484
SPX S&P 500® Index, Expires 11/30/2021, Strike Price $3,621.83	134	61,712,092	32,294
XSP S&P 500® Mini Index, Expires 11/30/2021, Strike Price $434.66	47	2,164,538	9,541
XSP S&P 500® Mini Index, Expires 11/30/2021, Strike Price $362.19	47	2,164,538	1,128
			314,447
TOTAL PURCHASED OPTIONS (Cost $79,692,612)			67,804,823

SHORT TERM INVESTMENTS - 0.01%	Principal Amount
Money Market Deposit Account - 0.01%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$7,858		7,858
TOTAL SHORT TERM INVESTMENTS (Cost $7,858)			7,858
.
Total Investments (Cost $79,700,470) - 117.17%			67,812,681
Liabilities in Excess of Other Assets - (17.17)%			(9,938,656)
TOTAL NET ASSETS - 100.00%			$57,874,025

Asset Type	% of Net Assets
Purchased Options	117.16%
Short Term Investments	0.01
Total Investments	117.17
Liabilities in Excess of Other Assets	(17.17)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c) The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.
104

INNOVATOR U.S. EQUITY BUFFER ETF – DECEMBER

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	11/30/2021	$4,346.22	134	$(61,712,092)	$(3,773,976)
SPX S&P 500® Index	11/30/2021	4,186.46	134	(61,712,092)	(5,789,738)
XSP S&P 500® Mini Index	11/30/2021	434.66	47	(2,164,538)	(132,211)
XSP S&P 500® Mini Index	11/30/2021	418.65	47	(2,164,538)	(203,040)
					(9,898,965)
Put Options
SPX S&P 500® Index	11/30/2021	3,295.86	134	(61,712,092)	(16,214)
SPX S&P 500® Index	11/30/2021	2,173.11	268	(123,424,184)	(2,412)
XSP S&P 500® Mini Index	11/30/2021	329.59	47	(2,164,538)	(564)
XSP S&P 500® Mini Index	11/30/2021	217.33	94	(4,329,076)	(376)
					(19,566)
Total Options Written (Premiums Received $1,368,971)					$(9,918,531)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
105

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JANUARY

Schedule of Investments

October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 112.40% (a)(b)
CALL OPTIONS - 112.11%
SPY SPDR S&P 500® Trust ETF, Expires 12/31/2021, Strike Price $2.99	7,267	$333,736,975	$330,234,280
			330,234,280
PUT OPTIONS - 0.29%
SPY SPDR S&P 500® Trust ETF, Expires 12/31/2021, Strike Price $373.88	7,267	333,736,975	850,239
			850,239
TOTAL PURCHASED OPTIONS (Cost $286,970,528)			331,084,519

SHORT TERM INVESTMENTS - 0.21%	Principal Amount
Money Market Deposit Account - 0.21%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$628,034		628,034
TOTAL SHORT TERM INVESTMENTS (Cost $628,034)			628,034

Total Investments (Cost $287,598,562) - 112.61%			331,712,553
Liabilities in Excess of Other Assets - (12.61)%			(37,151,825)
TOTAL NET ASSETS - 100.00%			$294,560,728

Asset Type	% of Net Assets
Purchased Options	112.40%
Short Term Investments	0.21
Total Investments	112.61
Liabilities in Excess of Other Assets	(12.61)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c) The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.
106

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JANUARY

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	12/31/2021	$410.33	7,267	$(333,736,975)	$(36,676,549)
					(36,676,549)
Put Options
SPY SPDR S&P 500® Trust ETF	12/31/2021	317.80	7,267	(333,736,975)	(276,146)
					(276,146)
Total Options Written (Premiums Received $20,646,976)					$(36,952,695)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
107

INNOVATOR U.S. EQUITY POWER BUFFER ETF – FEBRUARY

Schedule of Investments

October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 112.27% (a)(b)
CALL OPTIONS - 111.76%
SPY SPDR S&P 500® Trust ETF, Expires 1/31/2022, Strike Price $2.96	4,188	$192,333,900	$190,440,924
			190,440,924
PUT OPTIONS - 0.51%
SPY SPDR S&P 500® Trust ETF, Expires 1/31/2022, Strike Price $370.07	4,188	192,333,900	875,293
			875,293
TOTAL PURCHASED OPTIONS (Cost $165,701,345)			191,316,217

SHORT TERM INVESTMENTS - 0.28%	Principal Amount
Money Market Deposit Account - 0.28%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$481,539		481,539
TOTAL SHORT TERM INVESTMENTS (Cost $481,539)			481,539

Total Investments (Cost $166,182,884) - 112.55%			191,797,756
Liabilities in Excess of Other Assets - (12.55)%			(21,391,012)
TOTAL NET ASSETS - 100.00%			$170,406,744

Asset Type	% of Net Assets
Purchased Options	112.27%
Short Term Investments	0.28
Total Investments	112.55
Liabilities in Excess of Other Assets	(12.55)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c)The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.
108

INNOVATOR U.S. EQUITY POWER BUFFER ETF – FEBRUARY

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	1/31/2022	$413.48	4,188	$(192,333,900)	$(20,948,376)
					(20,948,376)
Put Options
SPY SPDR S&P 500® Trust ETF	1/31/2022	314.56	4,188	(192,333,900)	(343,416)
					(343,416)
Total Options Written (Premiums Received $13,988,524)					$(21,291,792)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
109

INNOVATOR U.S. EQUITY POWER BUFFER ETF – MARCH

Schedule of Investments

October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 110.69% (a)(b)
CALL OPTIONS - 109.71%
SPY SPDR S&P 500® Trust ETF, Expires 2/28/2022, Strike Price $3.04	2,845	$130,656,625	$129,321,239
			129,321,239
PUT OPTIONS - 0.98%
SPY SPDR S&P 500® Trust ETF, Expires 2/28/2022, Strike Price $380.36	2,845	130,656,625	1,155,696
			1,155,696
TOTAL PURCHASED OPTIONS (Cost $115,367,872)			130,476,935

SHORT TERM INVESTMENTS - 0.36%	Principal Amount
Money Market Deposit Account - 0.36%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$429,096		429,096
TOTAL SHORT TERM INVESTMENTS (Cost $429,096)			429,096

Total Investments (Cost $115,796,968) - 111.05%			130,906,031
Liabilities in Excess of Other Assets - (11.05)%			(13,031,388)
TOTAL NET ASSETS - 100.00%			$117,874,643

Asset Type	% of Net Assets
Purchased Options	110.69%
Short Term Investments	0.36
Total Investments	111.05
Liabilities in Excess of Other Assets	(11.05)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c) The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.
110

INNOVATOR U.S. EQUITY POWER BUFFER ETF – MARCH

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	2/28/2022	$423.34	2,845	$(130,656,625)	$(12,524,554)
					(12,524,554)
Put Options
SPY SPDR S&P 500® Trust ETF	2/28/2022	323.31	2,845	(130,656,625)	(428,254)
					(428,254)
Total Options Written (Premiums Received $8,544,130)					$(12,952,808)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
111

INNOVATOR U.S. EQUITY POWER BUFFER ETF – APRIL

Schedule of Investments

October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 109.96% (a)(b)
CALL OPTIONS - 108.23%
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2022, Strike Price $3.17	5,794	$266,089,450	$262,455,390
			262,455,390
PUT OPTIONS - 1.73%
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2022, Strike Price $396.33	5,794	266,089,450	4,195,334
			4,195,334
TOTAL PURCHASED OPTIONS (Cost $242,100,613)			266,650,724

SHORT TERM INVESTMENTS - 0.40%	Principal Amount
Money Market Deposit Account - 0.40%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$970,390		970,390
TOTAL SHORT TERM INVESTMENTS (Cost $970,390)			970,390

Total Investments (Cost $243,071,003) - 110.36%			267,621,114
Liabilities in Excess of Other Assets - (10.36)%			(25,117,869)
TOTAL NET ASSETS - 100.00%			$242,503,245

Asset Type	% of Net Assets
Purchased Options	109.96%
Short Term Investments	0.40
Total Investments	110.36
Liabilities in Excess of Other Assets	(10.36)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c) The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.
112

INNOVATOR U.S. EQUITY POWER BUFFER ETF – APRIL

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	3/31/2022	$430.22	5,794	$(266,089,450)	$(23,328,382)
					(23,328,382)
Put Options
SPY SPDR S&P 500® Trust ETF	3/31/2022	336.88	5,794	(266,089,450)	(1,630,198)
					(1,630,198)
Total Options Written (Premiums Received $16,472,072)					$(24,958,580)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
113

INNOVATOR U.S. EQUITY POWER BUFFER ETF – MAY

Schedule of Investments

October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.47% (a)(b)
CALL OPTIONS - 103.71%
SPY SPDR S&P 500® Trust ETF, Expires 4/29/2022, Strike Price $3.34	5,469	$251,163,825	$247,644,043
			247,644,043
PUT OPTIONS - 2.76%
SPY SPDR S&P 500® Trust ETF, Expires 4/29/2022, Strike Price $417.30	5,469	251,163,825	6,577,975
			6,577,975
TOTAL PURCHASED OPTIONS (Cost $239,803,561)			254,222,018

SHORT TERM INVESTMENTS - 0.47%	Principal Amount
Money Market Deposit Account - 0.47%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$1,120,553		1,120,553
TOTAL SHORT TERM INVESTMENTS (Cost $1,120,553)			1,120,553

Total Investments (Cost $240,924,114) - 106.94%			255,342,571
Liabilities in Excess of Other Assets - (6.94)%			(16,562,923)
TOTAL NET ASSETS - 100.00%			$238,779,648

Asset Type	% of Net Assets
Purchased Options	106.47%
Short Term Investments	0.47
Total Investments	106.94
Liabilities in Excess of Other Assets	(6.94)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c) The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.
114

INNOVATOR U.S. EQUITY POWER BUFFER ETF – MAY

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	4/29/2022	$453.27	5,469	$(251,163,825)	$(13,800,625)
					(13,800,625)
Put Options
SPY SPDR S&P 500® Trust ETF	4/29/2022	354.71	5,469	(251,163,825)	(2,602,674)
					(2,602,674)
Total Options Written (Premiums Received $14,739,073)					$(16,403,299)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
115

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JUNE

Schedule of Investments

October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 107.39% (a)(b)
CALL OPTIONS - 104.02%
SPY SPDR S&P 500® Trust ETF, Expires 5/31/2022, Strike Price $3.36	3,514	$161,380,450	$159,110,487
			159,110,487
PUT OPTIONS - 3.37%
SPY SPDR S&P 500® Trust ETF, Expires 5/31/2022, Strike Price $420.04	3,514	161,380,450	5,157,846
			5,157,846
TOTAL PURCHASED OPTIONS (Cost $154,783,019)			164,268,333

SHORT TERM INVESTMENTS - 0.53%	Principal Amount
Money Market Deposit Account - 0.53%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$811,689		811,689
TOTAL SHORT TERM INVESTMENTS (Cost $811,689)			811,689

Total Investments (Cost $155,594,708) - 107.92%			165,080,022
Liabilities in Excess of Other Assets - (7.92)%			(12,114,285)
TOTAL NET ASSETS - 100.00%			$152,965,737

Asset Type	% of Net Assets
Purchased Options	107.39%
Short Term Investments	0.53
Total Investments	107.92
Liabilities in Excess of Other Assets	(7.92)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c) The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.
116

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JUNE

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	5/31/2022	$452.68	3,514	$(161,380,450)	$(9,861,762)
					(9,861,762)
Put Options
SPY SPDR S&P 500® Trust ETF	5/31/2022	357.03	3,514	(161,380,450)	(2,150,229)
					(2,150,229)
Total Options Written (Premiums Received $9,330,860)					$(12,011,991)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
117

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JULY

Schedule of Investments

October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.79% (a)(b)
CALL OPTIONS - 102.60%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2022, Strike Price $3.42	4,975	$228,476,875	$224,447,463
			224,447,463
PUT OPTIONS - 4.19%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2022, Strike Price $428.06	4,975	228,476,875	9,166,342
			9,166,342
TOTAL PURCHASED OPTIONS (Cost $224,122,195)			233,613,805

SHORT TERM INVESTMENTS - 0.61%	Principal Amount
Money Market Deposit Account - 0.61%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$1,339,519		1,339,519
TOTAL SHORT TERM INVESTMENTS (Cost $1,339,519)			1,339,519

Total Investments (Cost $225,461,714) - 107.40%			234,953,324
Liabilities in Excess of Other Assets - (7.40)%			(16,197,886)
TOTAL NET ASSETS - 100.00%			$218,755,438

Asset Type	% of Net Assets
Purchased Options	106.79%
Short Term Investments	0.61
Total Investments	107.40
Liabilities in Excess of Other Assets	(7.40)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c) The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.
118

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JULY

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	6/30/2022	$461.45	4,975	$(228,476,875)	$(12,078,269)
					(12,078,269)
Put Options
SPY SPDR S&P 500® Trust ETF	6/30/2022	363.85	4,975	(228,476,875)	(3,968,539)
					(3,968,539)
Total Options Written (Premiums Received $13,500,960)					$(16,046,808)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
119

INNOVATOR U.S. EQUITY POWER BUFFER ETF – AUGUST

Schedule of Investments

October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 105.89% (a)(b)
CALL OPTIONS - 100.77%
SPY SPDR S&P 500® Trust ETF, Expires 7/29/2022, Strike Price $3.51	4,155	$190,818,375	$187,417,320
			187,417,320
PUT OPTIONS - 5.12%
SPY SPDR S&P 500® Trust ETF, Expires 7/29/2022, Strike Price $438.51	4,155	190,818,375	9,531,351
			9,531,351
TOTAL PURCHASED OPTIONS (Cost $192,406,961)			196,948,671

SHORT TERM INVESTMENTS - 0.67%	Principal Amount
Money Market Deposit Account - 0.67%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$1,244,860		1,244,860
TOTAL SHORT TERM INVESTMENTS (Cost $1,244,860)			1,244,860

Total Investments (Cost $193,651,821) - 106.56%			198,193,531
Liabilities in Excess of Other Assets - (6.56)%			(12,202,116)
TOTAL NET ASSETS - 100.00%			$185,991,415

Asset Type	% of Net Assets
Purchased Options	105.89%
Short Term Investments	0.67
Total Investments	106.56
Liabilities in Excess of Other Assets	(6.56)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c) The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.
120

INNOVATOR U.S. EQUITY POWER BUFFER ETF – AUGUST

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	7/29/2022	$473.68	4,155	$(190,818,375)	$(7,866,947)
					(7,866,947)
Put Options
SPY SPDR S&P 500® Trust ETF	7/29/2022	372.73	4,155	(190,818,375)	(4,210,651)
					(4,210,651)
Total Options Written (Premiums Received $11,620,613)					$(12,077,598)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
121

INNOVATOR U.S. EQUITY POWER BUFFER ETF – SEPTEMBER

Schedule of Investments

October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 105.10% (a)(b)
CALL OPTIONS - 98.73%
SPY SPDR S&P 500® Trust ETF, Expires 8/31/2022, Strike Price $3.61	6,644	$305,125,700	$299,622,476
			299,622,476
PUT OPTIONS - 6.37%
SPY SPDR S&P 500® Trust ETF, Expires 8/31/2022, Strike Price $451.56	6,644	305,125,700	19,330,112
			19,330,112
TOTAL PURCHASED OPTIONS (Cost $316,088,088)			318,952,588

SHORT TERM INVESTMENTS - 0.74%	Principal Amount
Money Market Deposit Account - 0.74%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$2,248,082		2,248,082
TOTAL SHORT TERM INVESTMENTS (Cost $2,248,082)			2,248,082

Total Investments (Cost $318,336,170) - 105.84%			321,200,670
Liabilities in Excess of Other Assets - (5.84)%			(17,727,742)
TOTAL NET ASSETS - 100.00%			$303,472,928

Asset Type	% of Net Assets
Purchased Options	105.10%
Short Term Investments	0.74
Total Investments	105.84
Liabilities in Excess of Other Assets	(5.84)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c) The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.
122

INNOVATOR U.S. EQUITY POWER BUFFER ETF – SEPTEMBER

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	8/31/2022	$489.94	6,644	$(305,125,700)	$(8,722,654)
					(8,722,654)
Put Options
SPY SPDR S&P 500® Trust ETF	8/31/2022	383.83	6,644	(305,125,700)	(8,810,520)
					(8,810,520)
Total Options Written (Premiums Received $18,706,842)					$(17,533,174)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
123

INNOVATOR U.S. EQUITY POWER BUFFER ETF – OCTOBER

Schedule of Investments

October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 107.64% (a)(b)
CALL OPTIONS - 102.14%
SPY SPDR S&P 500® Trust ETF, Expires 9/30/2022, Strike Price $3.43	4,761	$218,648,925	$214,025,737
			214,025,737
PUT OPTIONS - 5.50%
SPY SPDR S&P 500® Trust ETF, Expires 9/30/2022, Strike Price $429.14	4,761	218,648,925	11,516,042
			11,516,042
TOTAL PURCHASED OPTIONS (Cost $217,886,600)			225,541,779

SHORT TERM INVESTMENTS - 0.80%	Principal Amount
Money Market Deposit Account - 0.80%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$1,683,291		1,683,291
TOTAL SHORT TERM INVESTMENTS (Cost $1,683,291)			1,683,291

Total Investments (Cost $219,569,891) - 108.44%			227,225,070
Liabilities in Excess of Other Assets - (8.44)%			(17,692,046)
TOTAL NET ASSETS - 100.00%			$209,533,024

Asset Type	% of Net Assets
Purchased Options	107.64%
Short Term Investments	0.80
Total Investments	108.44
Liabilities in Excess of Other Assets	(8.44)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c) The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.
124

INNOVATOR U.S. EQUITY POWER BUFFER ETF – OCTOBER

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	9/30/2022	$468.49	4,761	$(218,648,925)	$(12,060,604)
					(12,060,604)
Put Options
SPY SPDR S&P 500® Trust ETF	9/30/2022	364.77	4,761	(218,648,925)	(5,504,148)
					(5,504,148)
Total Options Written (Premiums Received $14,954,583)					$(17,564,752)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
125

INNOVATOR U.S. EQUITY POWER BUFFER ETF – NOVEMBER

Schedule of Investments

October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 105.79% (a)(b)
CALL OPTIONS - 98.00%
SPY SPDR S&P 500® Trust ETF, Expires 10/31/2022, Strike Price $3.67	1,728	$79,358,400	$77,758,272
			77,758,272
PUT OPTIONS - 7.79%
SPY SPDR S&P 500® Trust ETF, Expires 10/31/2022, Strike Price $459.25	1,728	79,358,400	6,175,872
			6,175,872
TOTAL PURCHASED OPTIONS (Cost $83,943,794)			83,934,144

SHORT TERM INVESTMENTS - 0.00% (c)	Principal Amount
Money Market Deposit Account - 0.00% (c)
U.S. Bank Money Market Deposit Account, 0.003% (d)	$381		381
TOTAL SHORT TERM INVESTMENTS (Cost $381)			381

Total Investments (Cost $83,944,175) - 105.79%			83,934,525
Liabilities in Excess of Other Assets - (5.79)%			(4,591,885)
TOTAL NET ASSETS - 100.00%			$79,342,640

Asset Type	% of Net Assets
Purchased Options	105.79%
Short Term Investments	0.00 (c)
Total Investments	105.79
Liabilities in Excess of Other Assets	(5.79)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.
(c) Less than 0.005%.

(d) The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.
126

INNOVATOR U.S. EQUITY POWER BUFFER ETF – NOVEMBER

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	10/31/2022	$497.55	1,728	$(79,358,400)	$(2,251,584)
					(2,251,584)
Put Options
SPY SPDR S&P 500® Trust ETF	10/31/2022	390.36	1,728	(79,358,400)	(2,956,608)
					(2,956,608)
Total Options Written (Premiums Received $5,198,515)					$(5,208,192)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
127

INNOVATOR U.S. EQUITY POWER BUFFER ETF – DECEMBER

Schedule of Investments

October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 123.06% (a)(b)
CALL OPTIONS - 122.41%
SPX S&P 500® Index, Expires 11/30/2021, Strike Price $2,173.09	544	$250,532,672	$132,114,706
XSP S&P 500® Mini Index, Expires 11/30/2021, Strike Price $217.31	30	1,381,620	728,571
			132,843,277
PUT OPTIONS - 0.65%
SPX S&P 500® Index, Expires 11/30/2021, Strike Price $4,346.18	272	125,266,336	615,411
SPX S&P 500® Index, Expires 11/30/2021, Strike Price $3,621.82	272	125,266,336	83,567
XSP S&P 500® Mini Index, Expires 11/30/2021, Strike Price $434.62	15	690,810	3,394
XSP S&P 500® Mini Index, Expires 11/30/2021, Strike Price $362.18	15	690,810	461
			702,833
TOTAL PURCHASED OPTIONS (Cost $157,502,145)			133,546,110

SHORT TERM INVESTMENTS - 0.21%	Principal Amount
Money Market Deposit Account - 0.21%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$230,883		230,883
TOTAL SHORT TERM INVESTMENTS (Cost $230,883)			230,883

Total Investments (Cost $157,733,028) - 123.27%			133,776,993
Liabilities in Excess of Other Assets - (23.27)%			(25,256,508)
TOTAL NET ASSETS - 100.00%			$108,520,485

Asset Type	% of Net Assets
Purchased Options	123.06%
Short Term Investments	0.21
Total Investments	123.27
Liabilities in Excess of Other Assets	(23.27)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c) The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.
128

INNOVATOR U.S. EQUITY POWER BUFFER ETF – DECEMBER

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	11/30/2021	$4,346.18	272	$(125,266,336)	$(7,576,533)
SPX S&P 500® Index	11/30/2021	3,972.41	272	(125,266,336)	(17,288,683)
XSP S&P 500® Mini Index	11/30/2021	434.62	15	(690,810)	(41,780)
XSP S&P 500® Mini Index	11/30/2021	397.24	15	(690,810)	(95,343)
					(25,002,339)
Put Options
SPX S&P 500® Index	11/30/2021	3,078.55	272	(125,266,336)	(22,515)
SPX S&P 500® Index	11/30/2021	2,173.09	544	(250,532,672)	(3,645)
XSP S&P 500® Mini Index	11/30/2021	307.85	15	(690,810)	(124)
XSP S&P 500® Mini Index	11/30/2021	217.31	30	(1,381,620)	(20)
					(26,304)
Total Options Written (Premiums Received $4,167,000)					$(25,028,643)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
129

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – JANUARY

Schedule of Investments

October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 115.60% (a)(b)
CALL OPTIONS - 115.40%
SPY SPDR S&P 500® Trust ETF, Expires 12/31/2021, Strike Price $2.98	2,190	$100,575,750	$99,560,860
			99,560,860
PUT OPTIONS - 0.20%
SPY SPDR S&P 500® Trust ETF, Expires 12/31/2021, Strike Price $355.19	2,190	100,575,750	172,991
			172,991
TOTAL PURCHASED OPTIONS (Cost $83,812,675)			99,733,851

SHORT TERM INVESTMENTS - 0.25%	Principal Amount
Money Market Deposit Account - 0.25%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$216,351		216,351
TOTAL SHORT TERM INVESTMENTS (Cost $216,351)			216,351

Total Investments (Cost $84,029,026) - 115.85%			99,950,202
Liabilities in Excess of Other Assets - (15.85)%			(13,676,015)
TOTAL NET ASSETS - 100.00%			$86,274,187

Asset Type	% of Net Assets
Purchased Options	115.60%
Short Term Investments	0.25
Total Investments	115.85
Liabilities in Excess of Other Assets	(15.85)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c) The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.
130

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – JANUARY

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	12/31/2021	$399.30	2,190	$(100,575,750)	$(13,598,039)
					(13,598,039)
Put Options
SPY SPDR S&P 500® Trust ETF	12/31/2021	243.02	2,190	(100,575,750)	(17,938)
					(17,938)
Total Options Written (Premiums Received $5,137,761)					$(13,615,977)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
131

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – FEBRUARY

Schedule of Investments

October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 116.08% (a)(b)
CALL OPTIONS - 115.69%
SPY SPDR S&P 500® Trust ETF, Expires 1/31/2022, Strike Price $2.95	672	$30,861,600	$30,552,217
			30,552,217
PUT OPTIONS - 0.39%
SPY SPDR S&P 500® Trust ETF, Expires 1/31/2022, Strike Price $351.57	672	30,861,600	103,338
			103,338
TOTAL PURCHASED OPTIONS (Cost $26,149,811)			30,655,555

SHORT TERM INVESTMENTS - 0.29%	Principal Amount
Money Market Deposit Account - 0.29%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$75,532		75,532
TOTAL SHORT TERM INVESTMENTS (Cost $75,532)			75,532

Total Investments (Cost $26,225,343) - 116.37%			30,731,087
Liabilities in Excess of Other Assets - (16.37)%			(4,322,576)
TOTAL NET ASSETS - 100.00%			$26,408,511

Asset Type	% of Net Assets
Purchased Options	116.08%
Short Term Investments	0.29
Total Investments	116.37
Liabilities in Excess of Other Assets	(16.37)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c) The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.
132

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – FEBRUARY

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	1/31/2022	$398.94	672	$(30,861,600)	$(4,288,341)
					(4,288,341)
Put Options
SPY SPDR S&P 500® Trust ETF	1/31/2022	240.55	672	(30,861,600)	(16,801)
					(16,801)
Total Options Written (Premiums Received $1,873,398)					$(4,305,142)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
133

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – MARCH

Schedule of Investments

October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 113.49% (a)(b)
CALL OPTIONS - 112.78%
SPY SPDR S&P 500® Trust ETF, Expires 2/28/2022, Strike Price $3.03	825	$37,888,125	$37,501,711
			37,501,711
PUT OPTIONS - 0.71%
SPY SPDR S&P 500® Trust ETF, Expires 2/28/2022, Strike Price $361.34	825	37,888,125	234,787
			234,787
TOTAL PURCHASED OPTIONS (Cost $32,749,308)			37,736,498

SHORT TERM INVESTMENTS - 0.44%	Principal Amount
Money Market Deposit Account - 0.44%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$145,825		145,825
TOTAL SHORT TERM INVESTMENTS (Cost $145,825)			145,825

Total Investments (Cost $32,895,133) - 113.93%			37,882,323
Liabilities in Excess of Other Assets - (13.93)%			(4,631,186)
TOTAL NET ASSETS - 100.00%			$33,251,137

Asset Type	% of Net Assets
Purchased Options	113.49%
Short Term Investments	0.44
Total Investments	113.93
Liabilities in Excess of Other Assets	(13.93)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.
134

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – MARCH

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	2/28/2022	$410.03	825	$(37,888,125)	$(4,573,602)
					(4,573,602)
Put Options
SPY SPDR S&P 500® Trust ETF	2/28/2022	247.23	825	(37,888,125)	(35,644)
					(35,644)
Total Options Written (Premiums Received $2,084,135)					$(4,609,246)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
135

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – APRIL

Schedule of Investments

October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 111.36% (a)(b)
CALL OPTIONS - 110.08%
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2022, Strike Price $3.16	1,391	$63,881,675	$63,010,611
			63,010,611
PUT OPTIONS - 1.28%
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2022, Strike Price $376.51	1,391	63,881,675	734,344
			734,344
TOTAL PURCHASED OPTIONS (Cost $57,210,629)			63,744,955

SHORT TERM INVESTMENTS - 0.43%	Principal Amount
Money Market Deposit Account - 0.43%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$248,475		248,475
TOTAL SHORT TERM INVESTMENTS (Cost $248,475)			248,475

Total Investments (Cost $57,459,104) - 111.79%			63,993,430
Liabilities in Excess of Other Assets - (11.79)%			(6,751,125)
TOTAL NET ASSETS - 100.00%			$57,242,305

Asset Type	% of Net Assets
Purchased Options	111.36%
Short Term Investments	0.43
Total Investments	111.79
Liabilities in Excess of Other Assets	(11.79)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c) The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.
136

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – APRIL

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	3/31/2022	$421.62	1,391	$(63,881,675)	$(6,596,427)
					(6,596,427)
Put Options
SPY SPDR S&P 500® Trust ETF	3/31/2022	257.61	1,391	(63,881,675)	(118,424)
					(118,424)
Total Options Written (Premiums Received $3,338,017)					$(6,714,851)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
137

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – MAY

Schedule of Investments

October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 107.03% (a)(b)
CALL OPTIONS - 104.97%
SPY SPDR S&P 500® Trust ETF, Expires 4/29/2022, Strike Price $3.33	942	$43,261,350	$42,656,028
			42,656,028
PUT OPTIONS - 2.06%
SPY SPDR S&P 500® Trust ETF, Expires 4/29/2022, Strike Price $396.44	942	43,261,350	835,333
			835,333
TOTAL PURCHASED OPTIONS (Cost $40,638,180)			43,491,361

SHORT TERM INVESTMENTS - 0.53%	Principal Amount
Money Market Deposit Account - 0.53%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$214,553		214,553
TOTAL SHORT TERM INVESTMENTS (Cost $214,553)			214,553

Total Investments (Cost $40,852,733) - 107.56%			43,705,914
Liabilities in Excess of Other Assets - (7.56)%			(3,071,871)
TOTAL NET ASSETS - 100.00%			$40,634,043

Asset Type	% of Net Assets
Purchased Options	107.03%
Short Term Investments	0.53
Total Investments	107.56
Liabilities in Excess of Other Assets	(7.56)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c) The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.
138

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – MAY

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	4/29/2022	$444.84	942	$(43,261,350)	$(2,915,567)
					(2,915,567)
Put Options
SPY SPDR S&P 500® Trust ETF	4/29/2022	271.25	942	(43,261,350)	(129,431)
					(129,431)
Total Options Written (Premiums Received $1,872,849)					$(3,044,998)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
139

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – JUNE

Schedule of Investments

October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 107.21% (a)(b)
CALL OPTIONS - 104.67%
SPY SPDR S&P 500® Trust ETF, Expires 5/31/2022, Strike Price $3.35	489	$22,457,325	$22,141,929
			22,141,929
PUT OPTIONS - 2.54%
SPY SPDR S&P 500® Trust ETF, Expires 5/31/2022, Strike Price $399.04	489	22,457,325	538,044
			538,044
TOTAL PURCHASED OPTIONS (Cost $21,192,909)			22,679,973

SHORT TERM INVESTMENTS - 0.72%	Principal Amount
Money Market Deposit Account - 0.72%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$152,247		152,247
TOTAL SHORT TERM INVESTMENTS (Cost $152,247)			152,247

Total Investments (Cost $21,345,156) - 107.93%			22,832,220
Liabilities in Excess of Other Assets - (7.93)%			(1,677,689)
TOTAL NET ASSETS - 100.00%			$21,154,531

Asset Type	% of Net Assets
Purchased Options	107.21%
Short Term Investments	0.72
Total Investments	107.93
Liabilities in Excess of Other Assets	(7.93)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c) The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.
140

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – JUNE

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	5/31/2022	$446.67	489	$(22,457,325)	$(1,575,637)
					(1,575,637)
Put Options
SPY SPDR S&P 500® Trust ETF	5/31/2022	273.03	489	(22,457,325)	(87,463)
					(87,463)
Total Options Written (Premiums Received $952,188)					$(1,663,100)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
141

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – JULY

Schedule of Investments

October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.74% (a)(b)
CALL OPTIONS - 103.52%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2022, Strike Price $3.41	1,209	$55,523,325	$54,545,322
			54,545,322
PUT OPTIONS - 3.22%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2022, Strike Price $406.66	1,209	55,523,325	1,695,718
			1,695,718
TOTAL PURCHASED OPTIONS (Cost $53,804,544)			56,241,040

SHORT TERM INVESTMENTS - 0.60%	Principal Amount
Money Market Deposit Account - 0.60%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$316,998		316,998
TOTAL SHORT TERM INVESTMENTS (Cost $316,998)			316,998

Total Investments (Cost $54,121,542) - 107.34%			56,558,038
Liabilities in Excess of Other Assets - (7.34)%			(3,869,177)
TOTAL NET ASSETS - 100.00%			$52,688,861

Asset Type	% of Net Assets
Purchased Options	106.74%
Short Term Investments	0.60
Total Investments	107.34
Liabilities in Excess of Other Assets	(7.34)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c) The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.
142

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – JULY

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	6/30/2022	$453.74	1,209	$(55,523,325)	$(3,539,724)
					(3,539,724)
Put Options
SPY SPDR S&P 500® Trust ETF	6/30/2022	278.24	1,209	(55,523,325)	(294,196)
					(294,196)
Total Options Written (Premiums Received $2,441,714)					$(3,833,920)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
143

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – AUGUST

Schedule of Investments

October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 105.40% (a)(b)
CALL OPTIONS - 101.43%
SPY SPDR S&P 500® Trust ETF, Expires 7/29/2022, Strike Price $3.49	1,043	$47,899,775	$47,048,108
			47,048,108
PUT OPTIONS - 3.97%
SPY SPDR S&P 500® Trust ETF, Expires 7/29/2022, Strike Price $416.58	1,043	47,899,775	1,838,387
			1,838,387
TOTAL PURCHASED OPTIONS (Cost $47,636,640)			48,886,495

SHORT TERM INVESTMENTS - 0.70%	Principal Amount
Money Market Deposit Account - 0.70%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$324,097		324,097
TOTAL SHORT TERM INVESTMENTS (Cost $324,097)			324,097

Total Investments (Cost $47,960,737) - 106.10%			49,210,592
Liabilities in Excess of Other Assets - (6.10)%			(2,827,793)
TOTAL NET ASSETS - 100.00%			$46,382,799

Asset Type	% of Net Assets
Purchased Options	105.40%
Short Term Investments	0.70
Total Investments	106.10
Liabilities in Excess of Other Assets	(6.10)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c) The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.
144

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – AUGUST

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	7/29/2022	$465.26	1,043	$(47,899,775)	$(2,471,184)
					(2,471,184)
Put Options
SPY SPDR S&P 500® Trust ETF	7/29/2022	285.03	1,043	(47,899,775)	(326,546)
					(326,546)
Total Options Written (Premiums Received $2,181,028)					$(2,797,730)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
145

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – SEPTEMBER

Schedule of Investments

October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 103.95% (a)(b)
CALL OPTIONS - 99.01%
SPY SPDR S&P 500® Trust ETF, Expires 8/31/2022, Strike Price $3.60	1,482	$68,060,850	$66,834,783
			66,834,783
PUT OPTIONS - 4.94%
SPY SPDR S&P 500® Trust ETF, Expires 8/31/2022, Strike Price $428.98	1,482	68,060,850	3,333,048
			3,333,048
TOTAL PURCHASED OPTIONS (Cost $69,371,756)			70,167,831

SHORT TERM INVESTMENTS - 0.79%	Principal Amount
Money Market Deposit Account - 0.79%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$536,178		536,178
TOTAL SHORT TERM INVESTMENTS (Cost $536,178)			536,178

Total Investments (Cost $69,907,934) - 104.74%			70,704,009
Liabilities in Excess of Other Assets - (4.74)%			(3,201,532)
TOTAL NET ASSETS - 100.00%			$67,502,477

Asset Type	% of Net Assets
Purchased Options	103.95%
Short Term Investments	0.79
Total Investments	104.74
Liabilities in Excess of Other Assets	(4.74)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c) The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.
146

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – SEPTEMBER

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	8/31/2022	$480.82	1,482	$(68,060,850)	$(2,556,131)
					(2,556,131)
Put Options
SPY SPDR S&P 500® Trust ETF	8/31/2022	293.51	1,482	(68,060,850)	(602,600)
					(602,600)
Total Options Written (Premiums Received $2,971,735)					$(3,158,731)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
147

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – OCTOBER

Schedule of Investments

October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 107.57% (a)(b)
CALL OPTIONS - 103.19%
SPY SPDR S&P 500® Trust ETF, Expires 9/30/2022, Strike Price $3.42	1,442	$66,223,850	$64,825,022
			64,825,022
PUT OPTIONS - 4.38%
SPY SPDR S&P 500® Trust ETF, Expires 9/30/2022, Strike Price $407.68	1,442	66,223,850	2,749,097
			2,749,097
TOTAL PURCHASED OPTIONS (Cost $64,925,210)			67,574,119

SHORT TERM INVESTMENTS - 0.85%	Principal Amount
Money Market Deposit Account - 0.85%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$532,139		532,139
TOTAL SHORT TERM INVESTMENTS (Cost $532,139)			532,139

Total Investments (Cost $65,457,349) - 108.42%			68,106,258
Liabilities in Excess of Other Assets - (8.42)%			(5,287,779)
TOTAL NET ASSETS - 100.00%			$62,818,479

Asset Type	% of Net Assets
Purchased Options	107.57%
Short Term Investments	0.85
Total Investments	108.42
Liabilities in Excess of Other Assets	(8.42)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c) The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.
148

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – OCTOBER

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	9/30/2022	$457.03	1,442	$(66,223,850)	$(4,703,815)
					(4,703,815)
Put Options
SPY SPDR S&P 500® Trust ETF	9/30/2022	278.94	1,442	(66,223,850)	(544,392)
					(544,392)
Total Options Written (Premiums Received $3,478,098)					$(5,248,207)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
149

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – NOVEMBER

Schedule of Investments

October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 104.05% (a)(b)
CALL OPTIONS - 97.93%
SPY SPDR S&P 500® Trust ETF, Expires 10/31/2022, Strike Price $3.66	239	$10,976,075	$10,755,000
			10,755,000
PUT OPTIONS - 6.12%
SPY SPDR S&P 500® Trust ETF, Expires 10/31/2022, Strike Price $436.29	239	10,976,075	671,590
			671,590
TOTAL PURCHASED OPTIONS (Cost $11,427,924)			11,426,590

SHORT TERM INVESTMENTS - 0.01%	Principal Amount
Money Market Deposit Account - 0.01%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$1,069		1,069
TOTAL SHORT TERM INVESTMENTS (Cost $1,069)			1,069

Total Investments (Cost $11,428,993) - 104.06%			11,427,659
Liabilities in Excess of Other Assets - (4.06)%			(445,409)
TOTAL NET ASSETS - 100.00%			$10,982,250

Asset Type	% of Net Assets
Purchased Options	104.05%
Short Term Investments	0.01
Total Investments	104.06
Liabilities in Excess of Other Assets	(4.06)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c) The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.
150

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – NOVEMBER

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	10/31/2022	$488.18	239	$(10,976,075)	$(404,388)
					(404,388)
Put Options
SPY SPDR S&P 500® Trust ETF	10/31/2022	298.51	239	(10,976,075)	(133,362)
					(133,362)
Total Options Written (Premiums Received $536,412)					$(537,750)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
151

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – DECEMBER

Schedule of Investments

October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 126.54% (a)(b)
CALL OPTIONS - 125.90%
SPX S&P 500® Index, Expires 11/30/2021, Strike Price $2,173.10	162	$74,607,156	$39,342,821
XSP S&P 500® Mini Index, Expires 11/30/2021, Strike Price $217.32	42	1,934,268	1,019,957
			40,362,778
PUT OPTIONS - 0.64%
SPX S&P 500® Index, Expires 11/30/2021, Strike Price $4,346.20	81	37,303,578	183,279
SPX S&P 500® Index, Expires 11/30/2021, Strike Price $3,440.73	81	37,303,578	17,255
XSP S&P 500® Mini Index, Expires 11/30/2021, Strike Price $434.64	21	967,134	4,755
XSP S&P 500® Mini Index, Expires 11/30/2021, Strike Price $344.07	21	967,134	448
			205,737
TOTAL PURCHASED OPTIONS (Cost $36,190,330)			40,568,515

SHORT TERM INVESTMENTS - 0.01%	Principal Amount
Money Market Deposit Account - 0.01%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$1,855		1,855
TOTAL SHORT TERM INVESTMENTS (Cost $1,855)			1,855

Total Investments (Cost $36,192,185) - 126.55%			40,570,370
Liabilities in Excess of Other Assets - (26.55)%			(8,511,328)
TOTAL NET ASSETS - 100.00%			$32,059,042

Asset Type	% of Net Assets
Purchased Options	126.54%
Short Term Investments	0.01
Total Investments	126.55
Liabilities in Excess of Other Assets	(26.55)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c) The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.
152

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – DECEMBER

Schedule of Options Written (a)
October 31, 2021

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	11/30/2021	$4,346.20	81	$(37,303,578)	$(2,256,099)
SPX S&P 500® Index	11/30/2021	3,866.29	81	(37,303,578)	(5,996,728)
XSP S&P 500® Mini Index	11/30/2021	434.64	21	(967,134)	(58,453)
XSP S&P 500® Mini Index	11/30/2021	386.63	21	(967,134)	(155,469)
					(8,466,749)
Put Options
SPX S&P 500® Index	11/30/2021	2,354.18	81	(37,303,578)	(994)
SPX S&P 500® Index	11/30/2021	2,173.10	162	(74,607,156)	(1,086)
XSP S&P 500® Mini Index	11/30/2021	235.42	21	(967,134)	(26)
XSP S&P 500® Mini Index	11/30/2021	217.32	42	(1,934,268)	(28)
					(2,134)
Total Options Written (Premiums Received $2,263,722)					$(8,468,883)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
153

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2021

Assets:
Investments, at value (a)
Interest receivable
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Due to broker for options
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.
154

INNOVATOR ETFs TRUST

Innovator U.S. Equity Buffer ETF - January	Innovator U.S. Equity Buffer ETF - February	Innovator U.S. Equity Buffer ETF - March	Innovator U.S. Equity Buffer ETF - April

$162,690,837	$92,621,637	$66,149,861	$131,026,006
-	1	1	1
949	913	952	-
162,691,786	92,622,551	66,150,814	131,026,007

12,351,305	6,362,844	3,945,337	7,986,359
100,846	57,168	41,350	83,901
-	-	-	55
12,452,151	6,420,012	3,986,687	8,070,315
$150,239,635	$86,202,539	$62,164,127	$122,955,692

$130,375,081	$74,689,809	$54,185,032	$112,686,049
19,864,554	11,512,730	7,979,095	10,269,643
$150,239,635	$86,202,539	$62,164,127	$122,955,692

$150,239,635	$86,202,539	$62,164,127	$122,955,692
4,075,000	2,725,000	1,825,000	3,750,000
$36.87	$31.63	$34.06	$32.79

$139,463,755	$81,113,838	$58,529,111	$120,053,482
10,018,144	6,367,775	4,303,682	7,283,478

The accompanying notes are an integral part of these financial statements.
155

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2021

Assets:
Investments, at value (a)
Interest receivable
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.
156

INNOVATOR ETFs TRUST

Innovator U.S. Equity Buffer ETF - May	Innovator U.S. Equity Buffer ETF - June	Innovator U.S. Equity Buffer ETF - July	Innovator U.S. Equity Buffer ETF - August

$85,871,451	$86,260,719	$193,672,950	$91,107,456
-	1	3	-
103	107	200	101
85,871,554	86,260,827	193,673,153	91,107,557

3,626,492	4,696,840	10,487,598	4,516,555
54,701	55,193	119,956	55,566
3,681,193	4,752,033	10,607,554	4,572,121
$82,190,361	$81,508,794	$183,065,599	$86,535,436

$76,107,472	$76,718,048	$175,680,069	$83,817,960
6,082,889	4,790,746	7,385,530	2,717,476
$82,190,361	$81,508,794	$183,065,599	$86,535,436

$82,190,361	$81,508,794	$183,065,599	$86,535,436
2,525,000	2,400,000	5,600,000	2,650,000
$32.55	$33.96	$32.69	$32.65

$81,051,457	$81,614,477	$186,724,598	$89,045,146
4,889,387	4,841,344	10,924,776	5,171,721

The accompanying notes are an integral part of these financial statements.
157

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2021

Assets:
Investments, at value (a)
Interest receivable
Receivable for investments sold
Receivable for fund shares sold
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable for fund shares redeemed
Payable to Adviser
Payable for investments purchased
Due to broker for options
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.
158

INNOVATOR ETFs TRUST

Innovator U.S. Equity Buffer ETF - September	Innovator U.S. Equity Buffer ETF - October	Innovator U.S. Equity Buffer ETF - November	Innovator U.S. Equity Buffer ETF - December

$165,390,928	$119,746,800	$32,356,935	$67,812,681
3	2	-	-
-	-	31,555,664	6,990,421
-	-	8,861,404	-
112	-	21,738	14,208
165,391,043	119,746,802	72,795,741	74,817,310

8,546,355	7,803,747	2,007,990	9,918,531
-	-	-	5,957,683
95,412	68,105	13,171	44,164
-	-	40,175,895	1,022,907
-	249	-	-
8,641,767	7,872,101	42,197,056	16,943,285
$156,749,276	$111,874,701	$30,598,685	$57,874,025

$153,816,533	$107,930,267	$30,606,134	$57,874,025
2,932,743	3,944,434	(7,449)	-
$156,749,276	$111,874,701	$30,598,685	$57,874,025

$156,749,276	$111,874,701	$30,598,685	$57,874,025
4,800,000	3,300,000	950,000	1,700,000
$32.66	$33.90	$32.21	$34.04

$163,674,935	$115,798,856	$32,360,654	$79,700,470
9,763,105	7,800,237	2,004,260	1,368,971

The accompanying notes are an integral part of these financial statements.
159

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2021

Assets:
Investments, at value (a)
Interest receivable
ETF variable fee receivable
Receivable for investments sold
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable for fund shares redeemed
Payable to Adviser
Payable for investments purchased
Due to broker for options
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.
160

INNOVATOR ETFs TRUST

Innovator U.S. Equity Power Buffer ETF - January	Innovator U.S. Equity Power Buffer ETF - February	Innovator U.S. Equity Power Buffer ETF - March	Innovator U.S. Equity Power Buffer ETF - April

$331,712,553	$191,797,756	$130,906,031	$267,621,114
2	1	1	3
827	1,088	-	-
1,867,721	2,466,514	-	-
889	-	921	101
333,581,992	194,265,359	130,906,953	267,621,218

36,952,695	21,291,792	12,952,808	24,958,580
1,654,840	2,175,411	-	-
205,015	116,520	79,502	159,393
208,714	274,838	-	-
-	54	-	-
39,021,264	23,858,615	13,032,310	25,117,973
$294,560,728	$170,406,744	$117,874,643	$242,503,245

$266,752,456	$152,500,765	$107,174,258	$226,898,705
27,808,272	17,905,979	10,700,385	15,604,540
$294,560,728	$170,406,744	$117,874,643	$242,503,245

$294,560,728	$170,406,744	$117,874,643	$242,503,245
8,900,000	5,875,000	3,775,000	8,350,000
$33.10	$29.01	$31.23	$29.04

$287,598,562	$166,182,884	$115,796,968	$243,071,003
20,646,976	13,988,524	8,544,130	16,472,072

The accompanying notes are an integral part of these financial statements.
161

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2021

Assets:
Investments, at value (a)
Interest receivable
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.
162

INNOVATOR ETFs TRUST

Innovator U.S. Equity Power Buffer ETF - May	Innovator U.S. Equity Power Buffer ETF - June	Innovator U.S. Equity Power Buffer ETF - July	Innovator U.S. Equity Power Buffer ETF - August

$255,342,571	$165,080,022	$234,953,324	$198,193,531
2	2	4	3
-	101	211	102
255,342,573	165,080,125	234,953,539	198,193,636

16,403,299	12,011,991	16,046,808	12,077,598
159,626	102,397	151,293	124,623
16,562,925	12,114,388	16,198,101	12,202,221
$238,779,648	$152,965,737	$218,755,438	$185,991,415

$226,025,417	$146,161,554	$211,809,676	$181,906,690
12,754,231	6,804,183	6,945,762	4,084,725
$238,779,648	$152,965,737	$218,755,438	$185,991,415

$238,779,648	$152,965,737	$218,755,438	$185,991,415
7,900,000	4,800,000	7,200,000	6,200,000
$30.23	$31.87	$30.38	$30.00

$240,924,114	$155,594,708	$225,461,714	$193,651,821
14,739,073	9,330,860	13,500,960	11,620,613

The accompanying notes are an integral part of these financial statements.
163

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2021

Assets:
Investments, at value (a)
Interest receivable
ETF variable fee receivable
Receivable for investments sold
Receivable for fund shares sold
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Payable for investments purchased
Due to broker for options
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.
164

INNOVATOR ETFs TRUST

Innovator U.S. Equity Power Buffer ETF - September	Innovator U.S. Equity Power Buffer ETF - October	Innovator U.S. Equity Power Buffer ETF - November	Innovator U.S. Equity Power Buffer ETF - December

$321,200,670	$227,225,070	$83,934,525	$133,776,993
6	4	-	-
-	1,127	-	-
-	-	81,853,254	-
-	-	25,945,485	-
10	-	22,272	-
321,200,686	227,226,201	191,755,536	133,776,993

17,533,174	17,564,752	5,208,192	25,028,643
194,584	126,704	35,433	75,934
-	-	107,169,271	-
-	1,721	-	151,931
17,727,758	17,693,177	112,412,896	25,256,508
$303,472,928	$209,533,024	$79,342,640	$108,520,485

$299,434,760	$204,488,014	$79,361,967	$108,520,484
4,038,168	5,045,010	(19,327)	1
$303,472,928	$209,533,024	$79,342,640	$108,520,485

$303,472,928	$209,533,024	$79,342,640	$108,520,485
10,125,000	6,975,000	2,600,000	3,500,000
$29.97	$30.04	$30.52	$31.01

$318,336,170	$219,569,891	$83,944,175	$157,733,028
18,706,842	14,954,583	5,198,515	4,167,000

The accompanying notes are an integral part of these financial statements.
165

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2021

Assets:
Investments, at value (a)
Interest receivable
ETF variable fee receivable
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.
166

INNOVATOR ETFs TRUST

Innovator U.S. Equity Ultra Buffer ETF - January	Innovator U.S. Equity Ultra Buffer ETF - February	Innovator U.S. Equity Ultra Buffer ETF - March	Innovator U.S. Equity Ultra Buffer ETF - April

$99,950,202	$30,731,087	$37,882,323	$63,993,430
1	-	1	-
-	-	-	652
974	949	953	104
99,951,177	30,732,036	37,883,277	63,994,186

13,615,977	4,305,142	4,609,246	6,714,851
61,013	18,383	22,894	37,030
13,676,990	4,323,525	4,632,140	6,751,881
$86,274,187	$26,408,511	$33,251,137	$57,242,305

$78,831,227	$24,334,511	$30,906,929	$54,423,974
7,442,960	2,074,000	2,344,208	2,818,331
$86,274,187	$26,408,511	$33,251,137	$57,242,305

$86,274,187	$26,408,511	$33,251,137	$57,242,305
2,750,000	950,000	1,125,000	2,200,000
$31.37	$27.80	$29.56	$26.02

$84,029,026	$26,225,343	$32,895,133	$57,459,104
5,137,761	1,873,398	2,084,135	3,338,017

The accompanying notes are an integral part of these financial statements.
167

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2021

Assets:
Investments, at value (a)
Interest receivable
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Due to broker for options
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.
168

INNOVATOR ETFs TRUST

Innovator U.S. Equity Ultra Buffer ETF - May	Innovator U.S. Equity Ultra Buffer ETF - June	Innovator U.S. Equity Ultra Buffer ETF - July	Innovator U.S. Equity Ultra Buffer ETF - August

$43,705,914	$22,832,220	$56,558,038	$49,210,592
-	-	1	1
157	-	195	90
43,706,071	22,832,220	56,558,234	49,210,683

3,044,998	1,663,100	3,833,920	2,797,730
27,030	14,582	35,453	30,154
-	7	-	-
3,072,028	1,677,689	3,869,373	2,827,884
$40,634,043	$21,154,531	$52,688,861	$46,382,799

$39,074,059	$20,378,379	$51,644,571	$45,749,646
1,559,984	776,152	1,044,290	633,153
$40,634,043	$21,154,531	$52,688,861	$46,382,799

$40,634,043	$21,154,531	$52,688,861	$46,382,799
1,425,000	725,000	1,925,000	1,600,000
$28.52	$29.18	$27.37	$28.99

$40,852,733	$21,345,156	$54,121,542	$47,960,737
1,872,849	952,188	2,441,714	2,181,028

The accompanying notes are an integral part of these financial statements.
169

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2021

Assets:
Investments, at value (a)
Interest receivable
Receivable for investments sold
Receivable for fund shares sold
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Payable for investments purchased
Due to broker for options
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.
170

INNOVATOR ETFs TRUST

Innovator U.S. Equity Ultra Buffer ETF - September	Innovator U.S. Equity Ultra Buffer ETF - October	Innovator U.S. Equity Ultra Buffer ETF - November	Innovator U.S. Equity Ultra Buffer ETF - December

$70,704,009	$68,106,258	$11,427,659	$40,570,370
1	1	-	-
-	-	14,757,069	-
-	-	1,464,685	-
105	-	8,732	-
70,704,115	68,106,259	27,658,145	40,570,370

3,158,731	5,248,207	537,750	8,468,883
42,907	39,490	7,421	21,473
-	-	16,130,724	-
-	83	-	20,972
3,201,638	5,287,780	16,675,895	8,511,328
$67,502,477	$62,818,479	$10,982,250	$32,059,042

$66,893,398	$61,939,679	$10,984,922	$32,059,042
609,079	878,800	(2,672)	-
$67,502,477	$62,818,479	$10,982,250	$32,059,042

$67,502,477	$62,818,479	$10,982,250	$32,059,042
2,375,000	2,225,000	375,000	1,075,000
$28.42	$28.23	$29.29	$29.82

$69,907,934	$65,457,349	$11,428,993	$36,192,185
2,971,735	3,478,098	536,412	2,263,722

The accompanying notes are an integral part of these financial statements.
171

INNOVATOR ETFs TRUST

Statements of Operations

For the Year Ended October 31, 2021

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.
172

INNOVATOR ETFs TRUST

Innovator U.S. Equity Buffer ETF - January	Innovator U.S. Equity Buffer ETF - February	Innovator U.S. Equity Buffer ETF - March	Innovator U.S. Equity Buffer ETF - April

$29	$13	$9	$36
29	13	9	36

1,185,625	561,829	402,193	761,426
1,185,625	561,829	402,193	761,426
(1,185,596)	(561,816)	(402,184)	(761,390)

2,720,869	(2,918,268)	(3,292,188)	1,821,694
-	-	69,298	226,311
-	-	13,852	77,759
857,648	264,518	(2,609,778)	(32,493,707)

32,242,638	16,843,713	14,221,183	32,901,989
(3,374,119)	527,514	1,545,581	11,590,258
32,447,036	14,717,477	9,947,948	14,124,304
$31,261,440	$14,155,661	$9,545,764	$13,362,914

The accompanying notes are an integral part of these financial statements.
173

INNOVATOR ETFs TRUST

Statements of Operations

For the Year Ended October 31, 2021

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.
174

INNOVATOR ETFs TRUST

Innovator U.S. Equity Buffer ETF - May	Innovator U.S. Equity Buffer ETF - June	Innovator U.S. Equity Buffer ETF - July	Innovator U.S. Equity Buffer ETF - August

$8	$8	$10	$4
8	8	10	4

386,133	425,968	773,607	394,451
386,133	425,968	773,607	394,451
(386,125)	(425,960)	(773,597)	(394,447)

1,352,420	4,776,143	25,854,488	9,467,348
-	71,895	-	332,721
-	(221,469)	-	36,210
(5,946,621)	(9,262,492)	(15,878,749)	(7,913,355)

9,889,369	11,196,270	5,707,554	5,942,350
2,391,917	1,502,146	(4,779)	1,472,385
7,687,085	8,062,493	15,678,514	9,337,659
$7,300,960	$7,636,533	$14,904,917	$8,943,212

The accompanying notes are an integral part of these financial statements.
175

INNOVATOR ETFs TRUST

Statements of Operations

For the Year Ended October 31, 2021

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.
176

INNOVATOR ETFs TRUST

Innovator U.S. Equity Buffer ETF - September	Innovator U.S. Equity Buffer ETF - October	Innovator U.S. Equity Buffer ETF - November	Innovator U.S. Equity Buffer ETF - December

$4	$3	$-	$-
4	3	-	-

718,737	657,255	173,282	603,516
718,737	657,255	173,282	603,516
(718,733)	(657,252)	(173,282)	(603,516)

14,227,007	16,546,133	8,926,241	26,905,708
1,094,146	-	482,558	420,815
68,961	-	69,597	40,135
(4,609,565)	(5,382,318)	(5,843,860)	1,162,549

7,116,553	6,817,189	(2,870)	(6,487,381)
2,569,006	901,545	(2,669)	(8,512,336)
20,466,108	18,882,549	3,628,997	13,529,490
$19,747,375	$18,225,297	$3,455,715	$12,925,974

The accompanying notes are an integral part of these financial statements.
177

INNOVATOR ETFs TRUST

Statements of Operations

For the Year Ended October 31, 2021

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.
178

INNOVATOR ETFs TRUST

Innovator U.S. Equity Power Buffer ETF - January	Innovator U.S. Equity Power Buffer ETF - February	Innovator U.S. Equity Power Buffer ETF - March	Innovator U.S. Equity Power Buffer ETF - April

$60	$31	$17	$21
60	31	17	21

2,676,346	1,314,772	800,831	1,692,996
2,676,346	1,314,772	800,831	1,692,996
(2,676,286)	(1,314,741)	(800,814)	(1,692,975)

(2,658,414)	(20,345,261)	(9,430,988)	1,629,778
1,141,641	1,348,154	-	41,760
(64,145)	17,244	-	11,427
(15,145,830)	(5,493,526)	(13,724,126)	(101,136,426)

80,042,640	53,321,455	36,990,191	89,116,992
(16,499,876)	(4,706,058)	53,881	31,833,623
46,816,016	24,142,008	13,888,958	21,497,154
$44,139,730	$22,827,267	$13,088,144	$19,804,179

The accompanying notes are an integral part of these financial statements.
179

INNOVATOR ETFs TRUST

Statements of Operations

For the Year Ended October 31, 2021

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.
180

INNOVATOR ETFs TRUST

Innovator U.S. Equity Power Buffer ETF - May	Innovator U.S. Equity Power Buffer ETF - June	Innovator U.S. Equity Power Buffer ETF - July	Innovator U.S. Equity Power Buffer ETF - August

$15	$12	$1,485	$12
15	12	1,485	12

1,237,124	894,840	1,081,416	937,020
1,237,124	894,840	1,081,416	937,020
(1,237,109)	(894,828)	(1,079,931)	(937,008)

3,332,019	6,242,403	35,332,218	23,785,410
-	83,867	482,415	852,611
-	(220,077)	(330,796)	(814,700)
(27,032,581)	(28,723,843)	(26,654,364)	(23,842,021)

36,896,516	32,943,821	7,948,317	13,211,305
3,909,996	2,261,512	(2,204,717)	1,123,862
17,105,950	12,587,683	14,573,073	14,316,467
$15,868,841	$11,692,855	$13,493,142	$13,379,459

The accompanying notes are an integral part of these financial statements.
181

INNOVATOR ETFs TRUST

Statements of Operations

For the Year Ended October 31, 2021

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.
182

INNOVATOR ETFs TRUST

Innovator U.S. Equity Power Buffer ETF - September	Innovator U.S. Equity Power Buffer ETF - October	Innovator U.S. Equity Power Buffer ETF - November	Innovator U.S. Equity Power Buffer ETF - December

$15	$3	$-	$1
15	3	-	1

2,075,133	1,260,847	487,244	1,205,401
2,075,133	1,260,847	487,244	1,205,401
(2,075,118)	(1,260,844)	(487,244)	(1,205,400)

56,451,826	39,287,924	26,859,019	51,063,593
350,832	773,669	496,539	583,339
(106,818)	(526,124)	(187,070)	(225,115)
(23,912,700)	(19,857,987)	(19,948,891)	(3,684,912)

12,947,386	11,113,153	(7,649)	(8,609,172)
(2,423,740)	(3,517,618)	(7,176)	(20,964,378)
43,306,786	27,273,017	7,204,772	18,163,355
$41,231,668	$26,012,173	$6,717,528	$16,957,955

The accompanying notes are an integral part of these financial statements.
183

INNOVATOR ETFs TRUST

Statements of Operations

For the Year Ended October 31, 2021

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.
184

INNOVATOR ETFs TRUST

Innovator U.S. Equity Ultra Buffer ETF - January	Innovator U.S. Equity Ultra Buffer ETF - February	Innovator U.S. Equity Ultra Buffer ETF - March	Innovator U.S. Equity Ultra Buffer ETF - April

$22	$5	$19	$9
22	5	19	9

819,873	242,941	261,749	365,586
819,873	242,941	261,749	365,586
(819,851)	(242,936)	(261,730)	(365,577)

(21,026,706)	(9,170,177)	(8,855,537)	8,270,989
-	-	-	76,753
-	-	-	(20,549)
(10,157,490)	(2,780,996)	(7,615,608)	(18,087,411)

49,921,183	17,228,526	19,400,696	9,648,311
(6,910,959)	(1,633,014)	272,192	3,313,509
11,826,028	3,644,339	3,201,743	3,201,602
$11,006,177	$3,401,403	$2,940,013	$2,836,025

The accompanying notes are an integral part of these financial statements.
185

INNOVATOR ETFs TRUST

Statements of Operations

For the Year Ended October 31, 2021

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.
186

INNOVATOR ETFs TRUST

Innovator U.S. Equity Ultra Buffer ETF - May	Innovator U.S. Equity Ultra Buffer ETF - June	Innovator U.S. Equity Ultra Buffer ETF - July	Innovator U.S. Equity Ultra Buffer ETF - August

$5	$3	$3	$3
5	3	3	3

209,429	157,932	299,634	250,775
209,429	157,932	299,634	250,775
(209,424)	(157,929)	(299,631)	(250,772)

1,691,187	6,801,514	13,963,244	9,624,094
-	26,033	-	208,052
-	2,443	-	(179,441)
(5,621,711)	(5,967,619)	(11,857,500)	(8,233,634)

6,210,884	949,158	1,435,680	2,503,157
(263,102)	(284,820)	(564,590)	(846,198)
2,017,258	1,526,709	2,976,834	3,076,030
$1,807,834	$1,368,780	$2,677,203	$2,825,258

The accompanying notes are an integral part of these financial statements.
187

INNOVATOR ETFs TRUST

Statements of Operations

For the Year Ended October 31, 2021

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.
188

INNOVATOR ETFs TRUST

Innovator U.S. Equity Ultra Buffer ETF - September	Innovator U.S. Equity Ultra Buffer ETF - October	Innovator U.S. Equity Ultra Buffer ETF - November	Innovator U.S. Equity Ultra Buffer ETF - December

$1	$-	$-	$-
1	-	-	-

425,363	569,928	105,883	326,715
425,363	569,928	105,883	326,715
(425,362)	(569,928)	(105,883)	(326,715)

13,081,854	20,678,834	6,227,351	(2,522,589)
-	163,292	-	188,077
-	(107,801)	-	(46,083)
(8,182,012)	(14,188,668)	(5,187,126)	(3,008,537)

2,803,504	4,626,382	(834)	15,032,606
(1,463,652)	(2,769,524)	(713)	(5,827,135)
6,239,694	8,402,515	1,038,678	3,816,339
$5,814,332	$7,832,587	$932,795	$3,489,624

The accompanying notes are an integral part of these financial statements.
189

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator U.S. Equity Buffer ETF - January
	Year Ended	Year Ended
	October 31, 2021	October 31, 2020

Operations:
Net investment income/(loss)	$(1,185,596)	$(949,157)
Net realized gain/(loss)	3,578,517	(2,524,532)
Net change in unrealized appreciation/(depreciation)	28,868,519	(6,983,692)
Net Increase/(Decrease) in Net Assets Resulting from Operations	31,261,440	(10,457,381)

Distributions to Shareholders:
Distributions to shareholders	-	(1,017,030)

Capital Share Transactions:
Proceeds from shares sold	184,391,120	260,866,950
Cost of shares redeemed	(191,274,643)	(146,066,843)
Transaction fees (see Note 5)	94,546	174,265
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(6,788,977)	114,974,372
Total Increase/(Decrease) in Net Assets	$24,472,463	$103,499,961

Net Assets:
Beginning of period	$125,767,172	$22,267,211
End of period	$150,239,635	$125,767,172

Change in Shares Outstanding:
Shares sold	5,650,000	8,950,000
Shares redeemed	(5,800,000)	(5,475,000)
Net Increase/(Decrease)	(150,000)	3,475,000

(a) Since Commencement of Operations on January 31, 2020.
(b) Since Commencement of Operations on February 28, 2020.

The accompanying notes are an integral part of these financial statements.
190

INNOVATOR ETFs TRUST

Innovator U.S. Equity Buffer ETF - February			Innovator U.S. Equity Buffer ETF - March			Innovator U.S. Equity Buffer ETF - April
Year Ended	Period Ended		Year Ended	Period Ended		Year Ended	Year Ended
October 31, 2021	October 31, 2020	(a)	October 31, 2021	October 31, 2020	(b)	October 31, 2021	October 31, 2020

$(561,816)	$(208,060)		$(402,184)	$(117,786)		$(761,390)	$(526,755)
(2,653,750)	6,037,005		(5,818,816)	9,922,062		(30,367,943)	41,094,967
17,371,227	(5,858,497)		15,766,764	(7,787,669)		44,492,247	(31,677,121)
14,155,661	(29,552)		9,545,764	2,016,607		13,362,914	8,891,091

-	-		-	-		-	-

88,951,570	89,892,165		72,173,690	53,155,163		77,380,390	170,270,402
(53,948,647)	(52,887,208)		(43,325,395)	(31,451,945)		(37,447,975)	(150,937,325)
36,390	32,160		34,858	15,385		51,547	90,026
35,039,313	37,037,117		28,883,153	21,718,603		39,983,962	19,423,103
$49,194,974	$37,007,565		$38,428,917	$23,735,210		$53,346,876	$28,314,194

$37,007,565	$-		$23,735,210	$-		$69,608,816	$41,294,622
$86,202,539	$37,007,565		$62,164,127	$23,735,210		$122,955,692	$69,608,816

3,175,000	3,600,000		2,375,000	1,975,000		2,525,000	6,400,000
(1,925,000)	(2,125,000)		(1,400,000)	(1,125,000)		(1,225,000)	(5,500,000)
1,250,000	1,475,000		975,000	850,000		1,300,000	900,000

The accompanying notes are an integral part of these financial statements.
191

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator U.S. Equity Buffer ETF - May
	Year Ended	Period Ended
	October 31, 2021	October 31, 2020	(a)

Operations:
Net investment income/(loss)	$(386,125)	$(62,481)
Net realized gain/(loss)	(4,594,201)	7,720,929
Net change in unrealized appreciation/(depreciation)	12,281,286	(6,198,397)
Net Increase/(Decrease) in Net Assets Resulting from Operations	7,300,960	1,460,051

Capital Share Transactions:
Proceeds from shares sold	88,101,790	33,202,590
Cost of shares redeemed	(29,299,918)	(18,616,105)
Transaction fees (see Note 5)	32,898	8,095
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	58,834,770	14,594,580
Total Increase/(Decrease) in Net Assets	$66,135,730	$16,054,631

Net Assets:
Beginning of period	$16,054,631	$-
End of period	$82,190,361	$16,054,631

Change in Shares Outstanding:
Shares sold	2,900,000	1,225,000
Shares redeemed	(950,000)	(650,000)
Net Increase/(Decrease)	1,950,000	575,000

(a) Since Commencement of Operations on April 30, 2020.

The accompanying notes are an integral part of these financial statements.
192

INNOVATOR ETFs TRUST

Innovator U.S. Equity Buffer ETF - June		Innovator U.S. Equity Buffer ETF - July		Innovator U.S. Equity Buffer ETF - August
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
October 31, 2021	October 31, 2020	October 31, 2021	October 31, 2020	October 31, 2021	October 31, 2020

$(425,960)	$(208,029)	$(773,597)	$(593,057)	$(394,447)	$(324,675)
(4,635,923)	13,436,314	9,975,739	1,336,281	1,922,924	6,730,891
12,698,416	(7,491,099)	5,702,775	5,418,244	7,414,735	(2,329,428)
7,636,533	5,737,186	14,904,917	6,161,468	8,943,212	4,076,788

92,524,980	146,347,913	200,680,682	173,292,918	88,707,932	126,080,661
(50,852,033)	(124,756,895)	(100,360,368)	(195,436,705)	(59,252,027)	(129,312,403)
27,423	51,707	85,318	98,143	37,169	32,695
41,700,370	21,642,725	100,405,632	(22,045,644)	29,493,074	(3,199,047)
$49,336,903	$27,379,911	$115,310,549	$(15,884,176)	$38,436,286	$877,741

$32,171,891	$4,791,980	$67,755,050	$83,639,226	$48,099,150	$47,221,409
$81,508,794	$32,171,891	$183,065,599	$67,755,050	$86,535,436	$48,099,150

2,875,000	5,350,000	6,375,000	6,400,000	2,800,000	4,650,000
(1,575,000)	(4,425,000)	(3,200,000)	(7,125,000)	(1,900,000)	(4,750,000)
1,300,000	925,000	3,175,000	(725,000)	900,000	(100,000)

The accompanying notes are an integral part of these financial statements.
193

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator U.S. Equity Buffer ETF - September
	Year Ended	Year Ended
	October 31, 2021	October 31, 2020

Operations:
Net investment income/(loss)	$(718,733)	$(128,473)
Net realized gain/(loss)	10,780,549	5,416,746
Net change in unrealized appreciation/(depreciation)	9,685,559	(6,687,257)
Net Increase/(Decrease) in Net Assets Resulting from Operations	19,747,375	(1,398,984)

Distributions to Shareholders:
Distributions to shareholders	-	(62,944)

Capital Share Transactions:
Proceeds from shares sold	195,271,855	171,162,679
Cost of shares redeemed	(136,244,920)	(96,283,425)
Transaction fees (see Note 5)	83,130	45,871
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	59,110,065	74,925,125
Total Increase/(Decrease) in Net Assets	$78,857,440	$73,463,197

Net Assets:
Beginning of period	$77,891,836	$4,428,639
End of period	$156,749,276	$77,891,836

Change in Shares Outstanding:
Shares sold	6,225,000	6,350,000
Shares redeemed	(4,375,000)	(3,575,000)
Net Increase/(Decrease)	1,850,000	2,775,000

(a) Since Commencement of Operations on November 29, 2019.

The accompanying notes are an integral part of these financial statements.
194

INNOVATOR ETFs TRUST

Innovator U.S. Equity Buffer ETF - October		Innovator U.S. Equity Buffer ETF - November		Innovator U.S. Equity Buffer ETF - December
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
October 31, 2021	October 31, 2020	October 31, 2021	October 31, 2020	October 31, 2021	October 31, 2020	(a)

$(657,252)	$(850,810)	$(173,282)	$(206,217)	$(603,516)	$(178,943)
11,163,815	5,605,365	3,634,536	2,580,097	28,529,207	6,259,191
7,718,734	55,875	(5,539)	(1,640)	(14,999,717)	(5,437,632)
18,225,297	4,810,430	3,455,715	2,372,240	12,925,974	642,616

-	(364,251)	-	-	-	-

111,675,225	163,667,065	43,864,835	77,947,528	176,963,223	80,876,160
(91,657,535)	(267,675,532)	(31,758,055)	(67,906,798)	(157,048,647)	(56,602,177)
18,784	77,615	13,267	57,223	75,094	41,782
20,036,474	(103,930,852)	12,120,047	10,097,953	19,989,670	24,315,765
$38,261,771	$(99,484,673)	$15,575,762	$12,470,193	$32,915,644	$24,958,381

$73,612,930	$173,097,603	$15,022,923	$2,552,730	$24,958,381	$-
$111,874,701	$73,612,930	$30,598,685	$15,022,923	$57,874,025	$24,958,381

3,425,000	5,900,000	1,400,000	2,950,000	5,625,000	3,000,000
(2,825,000)	(10,075,000)	(1,000,000)	(2,500,000)	(4,825,000)	(2,100,000)
600,000	(4,175,000)	400,000	450,000	800,000	900,000

The accompanying notes are an integral part of these financial statements.
195

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator U.S. Equity Power Buffer ETF - January
	Year Ended	Year Ended
	October 31, 2021	October 31, 2020

Operations:
Net investment income/(loss)	$(2,676,286)	$(1,589,928)
Net realized gain/(loss)	(16,726,748)	25,696,474
Net change in unrealized appreciation/(depreciation)	63,542,764	(20,998,054)
Net Increase/(Decrease) in Net Assets Resulting from Operations	44,139,730	3,108,492

Distributions to Shareholders:
Distributions to shareholders	-	-

Capital Share Transactions:
Proceeds from shares sold	313,352,247	563,518,000
Cost of shares redeemed	(351,745,125)	(345,767,693)
Transaction fees (see Note 5)	217,229	231,026
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(38,175,649)	217,981,333
Total Increase/(Decrease) in Net Assets	$5,964,081	$221,089,825

Net Assets:
Beginning of period	$288,596,647	$67,506,822
End of period	$294,560,728	$288,596,647

Change in Shares Outstanding:
Shares sold	10,250,000	19,775,000
Shares redeemed	(11,275,000)	(12,250,000)
Net Increase/(Decrease)	(1,025,000)	7,525,000

(a) Since Commencement of Operations on January 31, 2020.
(b) Since Commencement of Operations on February 28, 2020.
The accompanying notes are an integral part of these financial statements.
196

INNOVATOR ETFs TRUST

Innovator U.S. Equity Power Buffer ETF - February			Innovator U.S. Equity Power Buffer ETF - March			Innovator U.S. Equity Power Buffer ETF - April
Year Ended	Period Ended		Year Ended	Period Ended		Year Ended	Year Ended
October 31, 2021	October 31, 2020	(a)	October 31, 2021	October 31, 2020	(b)	October 31, 2021	October 31, 2020

$(1,314,741)	$(532,082)		$(800,814)	$(338,143)		$(1,692,975)	$(1,341,309)
(24,473,389)	36,381,173		(23,155,114)	32,230,013		(99,453,461)	119,532,905
48,615,397	(30,303,793)		37,044,072	(26,343,687)		120,950,615	(94,783,943)
22,827,267	5,545,298		13,088,144	5,548,183		19,804,179	23,407,653

-	-		-	-		-	(2,785,525)

220,910,615	262,862,748		86,166,745	154,568,125		193,061,285	420,783,603
(188,560,837)	(153,376,133)		(53,344,082)	(88,267,368)		(157,605,677)	(384,100,086)
108,516	89,270		68,994	45,902		165,496	211,540
32,458,294	109,575,885		32,891,657	66,346,659		35,621,104	36,895,057
$55,285,561	$115,121,183		$45,979,801	$71,894,842		$55,425,283	$57,517,185

$115,121,183	$-		$71,894,842	$-		$187,077,962	$129,560,777
$170,406,744	$115,121,183		$117,874,643	$71,894,842		$242,503,245	$187,077,962

8,275,000	10,625,000		2,975,000	5,850,000		6,950,000	16,825,000
(7,000,000)	(6,025,000)		(1,825,000)	(3,225,000)		(5,650,000)	(14,700,000)
1,275,000	4,600,000		1,150,000	2,625,000		1,300,000	2,125,000

The accompanying notes are an integral part of these financial statements.
197

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator U.S. Equity Power Buffer ETF - May
	Year Ended	Period Ended
	October 31, 2021	October 31, 2020	(a)

Operations:
Net investment income/(loss)	$(1,237,109)	$(290,485)
Net realized gain/(loss)	(23,700,562)	34,197,109
Net change in unrealized appreciation/(depreciation)	40,806,512	(28,052,281)
Net Increase/(Decrease) in Net Assets Resulting from Operations	15,868,841	5,854,343

Distributions to Shareholders:
Distributions to shareholders	-	-

Capital Share Transactions:
Proceeds from shares sold	226,991,957	159,461,805
Cost of shares redeemed	(69,826,345)	(99,749,907)
Transaction fees (see Note 5)	118,881	60,073
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	157,284,493	59,771,971
Total Increase/(Decrease) in Net Assets	$173,153,334	$65,626,314

Net Assets:
Beginning of period	$65,626,314	$-
End of period	$238,779,648	$65,626,314

Change in Shares Outstanding:
Shares sold	7,875,000	6,025,000
Shares redeemed	(2,375,000)	(3,625,000)
Net Increase/(Decrease)	5,500,000	2,400,000

(a) Since Commencement of Operations on April 30, 2020.

The accompanying notes are an integral part of these financial statements.
198

INNOVATOR ETFs TRUST

Innovator U.S. Equity Power Buffer ETF - June		Innovator U.S. Equity Power Buffer ETF - July		Innovator U.S. Equity Power Buffer ETF - August
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
October 31, 2021	October 31, 2020	October 31, 2021	October 31, 2020	October 31, 2021	October 31, 2020

$(894,828)	$(476,810)	$(1,079,931)	$(881,658)	$(937,008)	$(691,597)
(22,617,650)	37,468,615	8,829,473	12,796,486	(18,700)	4,394,928
35,205,333	(26,092,487)	5,743,600	2,649,553	14,335,167	(1,042,246)
11,692,855	10,899,318	13,493,142	14,564,381	13,379,459	2,661,085

-	-	-	(770,315)	-	(1,538,460)

153,923,730	254,200,892	263,914,680	268,303,460	191,780,793	191,796,255
(107,358,325)	(190,693,330)	(170,525,447)	(262,759,237)	(128,696,635)	(199,991,498)
119,083	124,387	114,217	147,627	69,818	84,545
46,684,488	63,631,949	93,503,450	5,691,850	63,153,976	(8,110,698)
$58,377,343	$74,531,267	$106,996,592	$19,485,916	$76,533,435	$(6,988,073)

$94,588,394	$20,057,127	$111,758,846	$92,272,930	$109,457,980	$116,446,053
$152,965,737	$94,588,394	$218,755,438	$111,758,846	$185,991,415	$109,457,980

5,000,000	9,275,000	8,900,000	10,350,000	6,525,000	7,075,000
(3,475,000)	(6,750,000)	(5,775,000)	(9,775,000)	(4,400,000)	(7,575,000)
1,525,000	2,525,000	3,125,000	575,000	2,125,000	(500,000)

The accompanying notes are an integral part of these financial statements.
199

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator U.S. Equity Power Buffer ETF - September
	Year Ended	Year Ended
	October 31, 2021	October 31, 2020

Operations:
Net investment income/(loss)	$(2,075,118)	$(484,457)
Net realized gain/(loss)	32,783,140	3,047,132
Net change in unrealized appreciation/(depreciation)	10,523,646	(5,506,976)
Net Increase/(Decrease) in Net Assets Resulting from Operations	41,231,668	(2,944,301)

Distributions to Shareholders:
Distributions to shareholders	-	-

Capital Share Transactions:
Proceeds from shares sold	365,752,667	372,869,932
Cost of shares redeemed	(391,085,960)	(102,812,045)
Transaction fees (see Note 5)	186,618	151,932
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(25,146,675)	270,209,819
Total Increase/(Decrease) in Net Assets	$16,084,993	$267,265,518

Net Assets:
Beginning of period	$287,387,935	$20,122,417
End of period	$303,472,928	$287,387,935

Change in Shares Outstanding:
Shares sold	12,525,000	14,125,000
Shares redeemed	(13,450,000)	(3,875,000)
Net Increase/(Decrease)	(925,000)	10,250,000

(a) Since Commencement of Operations on November 29, 2019.

The accompanying notes are an integral part of these financial statements.
200

INNOVATOR ETFs TRUST

Innovator U.S. Equity Power Buffer ETF - October		Innovator U.S. Equity Power Buffer ETF - November		Innovator U.S. Equity Power Buffer ETF - December
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
October 31, 2021	October 31, 2020	October 31, 2021	October 31, 2020	October 31, 2021	October 31, 2020	(a)

$(1,260,844)	$(1,969,900)	$(487,244)	$(461,424)	$(1,205,400)	$(414,099)
19,677,482	27,244,823	7,219,597	5,457,273	47,736,905	17,127,673
7,595,535	(12,892,939)	(14,825)	(4,232)	(29,573,550)	(15,244,128)
26,012,173	12,381,984	6,717,528	4,991,617	16,957,955	1,469,446

-	(7,068,594)	-	-	-	-

220,029,025	349,661,865	108,673,042	164,605,692	352,113,070	193,028,607
(226,560,945)	(476,573,894)	(74,295,220)	(134,014,113)	(325,826,193)	(129,476,190)
86,230	202,447	30,075	81,289	164,217	89,573
(6,445,690)	(126,709,582)	34,407,897	30,672,868	26,451,094	63,641,990
$19,566,483	$(121,396,192)	$41,125,425	$35,664,485	$43,409,049	$65,111,436

$189,966,541	$311,362,733	$38,217,215	$2,552,730	$65,111,436	$-
$209,533,024	$189,966,541	$79,342,640	$38,217,215	$108,520,485	$65,111,436

7,525,000	13,675,000	3,650,000	6,250,000	12,000,000	7,150,000
(7,850,000)	(18,750,000)	(2,450,000)	(4,950,000)	(10,875,000)	(4,775,000)
(325,000)	(5,075,000)	1,200,000	1,300,000	1,125,000	2,375,000

The accompanying notes are an integral part of these financial statements.
201

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator U.S. Equity Ultra Buffer ETF - January
	Year Ended	Year Ended
	October 31, 2021	October 31, 2020

Operations:
Net investment income/(loss)	$(819,851)	$(799,282)
Net realized gain/(loss)	(31,184,196)	34,574,314
Net change in unrealized appreciation/(depreciation)	43,010,224	(27,184,818)
Net Increase/(Decrease) in Net Assets Resulting from Operations	11,006,177	6,590,214

Distributions to Shareholders:
Distributions to shareholders	-	-

Capital Share Transactions:
Proceeds from shares sold	45,707,263	311,169,577
Cost of shares redeemed	(82,526,250)	(236,308,585)
Transaction fees (see Note 5)	63,731	117,334
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(36,755,256)	74,978,326
Total Increase/(Decrease) in Net Assets	$(25,749,079)	$81,568,540

Net Assets:
Beginning of period	$112,023,266	$30,454,726
End of period	$86,274,187	$112,023,266

Change in Shares Outstanding:
Shares sold	1,525,000	11,225,000
Shares redeemed	(2,725,000)	(8,375,000)
Net Increase/(Decrease)	(1,200,000)	2,850,000

(a) Since Commencement of Operations on January 31, 2020.
(b) Since Commencement of Operations on February 28, 2020.

The accompanying notes are an integral part of these financial statements.
202

INNOVATOR ETFs TRUST

Innovator U.S. Equity Ultra Buffer ETF - February			Innovator U.S. Equity Ultra Buffer ETF - March			Innovator U.S. Equity Ultra Buffer ETF - April
Year Ended	Period Ended		Year Ended	Period Ended		Year Ended	Year Ended
October 31, 2021	October 31, 2020	(a)	October 31, 2021	October 31, 2020	(b)	October 31, 2021	October 31, 2020

$(242,936)	$(181,255)		$(261,730)	$(161,944)		$(365,577)	$(235,848)
(11,951,173)	15,407,128		(16,471,145)	21,022,698		(9,760,218)	9,359,102
15,595,512	(13,521,512)		19,672,888	(17,210,809)		12,961,820	(8,254,081)
3,401,403	1,704,361		2,940,013	3,649,945		2,836,025	869,173

-	-		-	-		-	(413,903)

17,846,370	81,829,288		21,852,792	74,906,393		65,050,742	51,153,258
(26,618,438)	(51,808,605)		(19,837,095)	(50,313,168)		(41,288,300)	(40,050,755)
22,233	31,899		20,845	31,412		50,300	29,588
(8,749,835)	30,052,582		2,036,542	24,624,637		23,812,742	11,132,091
$(5,348,432)	$31,756,943		$4,976,555	$28,274,582		$26,648,767	$11,587,361

$31,756,943	$-		$28,274,582	$-		$30,593,538	$19,006,177
$26,408,511	$31,756,943		$33,251,137	$28,274,582		$57,242,305	$30,593,538

675,000	3,350,000		775,000	2,925,000		2,575,000	2,175,000
(1,000,000)	(2,075,000)		(700,000)	(1,875,000)		(1,625,000)	(1,650,000)
(325,000)	1,275,000		75,000	1,050,000		950,000	525,000

The accompanying notes are an integral part of these financial statements.
203

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator U.S. Equity Ultra Buffer ETF - May
	Year Ended	Period Ended
	October 31, 2021	October 31, 2020	(a)

Operations:
Net investment income/(loss)	$(209,424)	$(40,761)
Net realized gain/(loss)	(3,930,524)	4,717,950
Net change in unrealized appreciation/(depreciation)	5,947,782	(4,266,750)
Net Increase/(Decrease) in Net Assets Resulting from Operations	1,807,834	410,439

Distributions to Shareholders:
Distributions to shareholders	-	-

Capital Share Transactions:
Proceeds from shares sold	46,252,428	21,691,095
Cost of shares redeemed	(18,111,840)	(11,437,418)
Transaction fees (see Note 5)	16,999	4,506
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	28,157,587	10,258,183
Total Increase/(Decrease) in Net Assets	$29,965,421	$10,668,622

Net Assets:
Beginning of period	$10,668,622	$-
End of period	$40,634,043	$10,668,622

Change in Shares Outstanding:
Shares sold	1,675,000	825,000
Shares redeemed	(650,000)	(425,000)
Net Increase/(Decrease)	1,025,000	400,000

(a) Since Commencement of Operations on April 30, 2020.

The accompanying notes are an integral part of these financial statements.
204

INNOVATOR ETFs TRUST

Innovator U.S. Equity Ultra Buffer ETF - June		Innovator U.S. Equity Ultra Buffer ETF - July		Innovator U.S. Equity Ultra Buffer ETF - August
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
October 31, 2021	October 31, 2020	October 31, 2021	October 31, 2020	October 31, 2021	October 31, 2020

$(157,929)	$(127,852)	$(299,631)	$(392,790)	$(250,772)	$(242,796)
862,371	5,037,872	2,105,744	10,165,352	1,419,071	4,368,799
664,338	(180,697)	871,090	(1,911,825)	1,656,959	(5,447)
1,368,780	4,729,323	2,677,203	7,860,737	2,825,258	4,120,556

-	(101,526)	-	(2,391,801)	-	(155,469)

39,052,202	98,439,880	60,542,613	146,736,578	47,249,040	86,166,977
(34,268,610)	(90,798,793)	(50,137,815)	(151,512,870)	(49,394,117)	(62,945,893)
18,176	50,553	23,382	82,039	24,001	40,391
4,801,768	7,691,640	10,428,180	(4,694,253)	(2,121,076)	23,261,475
$6,170,548	$12,319,437	$13,105,383	$774,683	$704,182	$27,226,562

$14,983,983	$2,664,546	$39,583,478	$38,808,795	$45,678,617	$18,452,055
$21,154,531	$14,983,983	$52,688,861	$39,583,478	$46,382,799	$45,678,617

1,375,000	3,950,000	2,250,000	6,075,000	1,650,000	3,375,000
(1,200,000)	(3,500,000)	(1,875,000)	(6,000,000)	(1,750,000)	(2,400,000)
175,000	450,000	375,000	75,000	(100,000)	975,000

The accompanying notes are an integral part of these financial statements.
205

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator U.S. Equity Ultra Buffer ETF - September
	Year Ended	Year Ended
	October 31, 2021	October 31, 2020

Operations:
Net investment income/(loss)	$(425,362)	$(110,489)
Net realized gain/(loss)	4,899,842	967,061
Net change in unrealized appreciation/(depreciation)	1,339,852	(498,395)
Net Increase/(Decrease) in Net Assets Resulting from Operations	5,814,332	358,177

Distributions to Shareholders:
Distributions to shareholders	-	(32,646)

Capital Share Transactions:
Proceeds from shares sold	87,776,507	86,985,143
Cost of shares redeemed	(91,360,843)	(27,137,580)
Transaction fees (see Note 5)	51,506	43,344
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(3,532,830)	59,890,907
Total Increase/(Decrease) in Net Assets	$2,281,502	$60,216,438

Net Assets:
Beginning of period	$65,220,975	$5,004,537
End of period	$67,502,477	$65,220,975

Change in Shares Outstanding:
Shares sold	3,150,000	3,375,000
Shares redeemed	(3,300,000)	(1,050,000)
Net Increase/(Decrease)	(150,000)	2,325,000

(a) Since Commencement of Operations on November 29, 2019.

The accompanying notes are an integral part of these financial statements.
206

INNOVATOR ETFs TRUST

Innovator U.S. Equity Ultra Buffer ETF - October		Innovator U.S. Equity Ultra Buffer ETF - November		Innovator U.S. Equity Ultra Buffer ETF - December
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
October 31, 2021	October 31, 2020	October 31, 2021	October 31, 2020	October 31, 2021	October 31, 2020 (a)

$(569,928)	$(941,321)	$(105,883)	$(70,248)	$(326,715)	$(174,108)
6,545,657	10,588,546	1,040,225	920,760	(5,389,132)	13,517,323
1,856,858	478,334	(1,547)	(855)	9,205,471	(11,032,447)
7,832,587	10,125,559	932,795	849,657	3,489,624	2,310,768

-	(3,153,933)	-	-	-	-

65,441,403	173,222,627	20,065,740	18,827,620	67,298,308	64,442,515
(115,868,045)	(210,825,800)	(18,890,845)	(13,370,450)	(62,526,630)	(43,025,795)
36,725	95,524	7,761	7,242	42,052	28,200
(50,389,917)	(37,507,649)	1,182,656	5,464,412	4,813,730	21,444,920
$(42,557,330)	$(30,536,023)	$2,115,451	$6,314,069	$8,303,354	$23,755,688

$105,375,809	$135,911,832	$8,866,799	$2,552,730	$23,755,688	$-
$62,818,479	$105,375,809	$10,982,250	$8,866,799	$32,059,042	$23,755,688

2,350,000	7,075,000	700,000	725,000	2,375,000	2,450,000
(4,225,000)	(8,400,000)	(650,000)	(500,000)	(2,175,000)	(1,575,000)
(1,875,000)	(1,325,000)	50,000	225,000	200,000	875,000

The accompanying notes are an integral part of these financial statements.
207

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:				Capital Share Transactions:	Distributions Paid to Shareholders:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)		Total From Investment Operations	Transaction fees (see Note 5)	Paid from realized gains
Innovator U.S. Equity Buffer ETF - January
For the year ended 10/31/2021	$29.77	(0.27)	7.35		7.08	0.02	-
For the year ended 10/31/2020	$29.69	(0.23)	1.63	(f)	1.40	0.04	(1.36)
For the period 12/31/2018 (d) - 10/31/2019	$25.08	(0.19)	4.75		4.56	0.05	-

Innovator U.S. Equity Buffer ETF – February
For the year ended 10/31/2021	$25.09	(0.23)	6.75		6.52	0.02	-
For the period 1/31/2020(d) - 10/31/2020	$24.52	(0.14)	0.69		0.55	0.02	-

Innovator U.S. Equity Buffer ETF – March
For the year ended 10/31/2021	$27.92	(0.25)	6.37		6.12	0.02	-
For the period 2/28/2020(d) - 10/31/2020	$26.01	(0.14)	2.03		1.89	0.02	-

Innovator U.S. Equity Buffer ETF – April
For the year ended 10/31/2021	$28.41	(0.25)	4.61		4.36	0.02	-
For the year ended 10/31/2020	$26.64	(0.22)	1.95		1.73	0.04	-
For the period 3/29/2019 (d) - 10/31/2019	$24.95	(0.12)	1.79		1.67	0.02	-

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.
(e) Includes broker interest expense of 0.01%.

(f)  Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.
208

INNOVATOR ETFs TRUST

Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (b)

7.10	$36.87	23.85%	$150,240	0.79%		(0.79)%	0%
0.08	$29.77	4.99%	$125,767	0.79%		(0.79)%	0%
4.61	$29.69	18.38%	$22,267	0.80%	(e)	(0.80)%	0%

6.54	$31.63	26.08%	$86,203	0.79%		(0.79)%	0%
0.57	$25.09	2.32%	$37,008	0.79%		(0.79)%	0%

6.14	$34.06	21.98%	$62,164	0.79%		(0.79)%	0%
1.91	$27.92	7.36%	$23,735	0.79%		(0.79)%	0%

4.38	$32.79	15.40%	$122,956	0.79%		(0.79)%	0%
1.77	$28.41	6.65%	$69,609	0.79%		(0.79)%	0%
1.69	$26.64	6.78%	$41,295	0.79%		(0.79)%	121%

The accompanying notes are an integral part of these financial statements.
209

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)
Innovator U.S. Equity Buffer ETF - May
For the year ended 10/31/2021	$27.92	(0.25)	4.86	4.61	0.02
For the period 4/30/2020 (d) - 10/31/2020	$25.63	(0.11)	2.39	2.28	0.01

Innovator U.S. Equity Buffer ETF - June
For the year ended 10/31/2021	$29.25	(0.26)	4.95	4.69	0.02
For the year ended 10/31/2020	$27.38	(0.22)	2.03	1.81	0.06
For the period 5/31/2019 (d) - 10/31/2019	$25.33	(0.09)	2.11	2.02	0.03

Innovator U.S. Equity Buffer ETF - July
For the year ended 10/31/2021	$27.94	(0.25)	4.97	4.72	0.03
For the year ended 10/31/2020	$26.55	(0.21)	1.56	1.35	0.04
For the year ended 10/31/2019	$24.61	(0.21)	2.09	1.88	0.06
For the period 8/28/2018 (d) - 10/31/2018	$25.51	(0.03)	(0.90)	(0.93)	0.03

Innovator U.S. Equity Buffer ETF - August
For the year ended 10/31/2021	$27.49	(0.24)	5.38	5.14	0.02
For the year ended 10/31/2020	$25.53	(0.21)	2.15	1.94	0.02
For the period 7/31/2019 (d) - 10/31/2019	$25.04	(0.05)	0.52	0.47	0.02

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.
(e) Includes broker interest expense of 0.01%.
(f) Includes extraordinary expense of 0.01%.
(g) The total return for the period includes the impact of financial statement adjustments. This return differs from the actual performance a shareholder experienced over the period.

The accompanying notes are an integral part of these financial statements.
210

INNOVATOR ETFs TRUST

Ratios/Supplemental Data:

					Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)		Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (b)

4.63	$32.55	16.58%		$82,190	0.79%		(0.79)%	0%
2.29	$27.92	8.94%		$16,055	0.79%		(0.79)%	0%

4.71	$33.96	16.12%		$81,509	0.79%		(0.79)%	0%
1.87	$29.25	6.81%		$32,172	0.79%		(0.79)%	0%
2.05	$27.38	8.10%		$4,792	0.80%	(e)	(0.80)%	0%

4.75	$32.69	17.53%		$183,066	0.79%		(0.79)%	0%
1.39	$27.94	5.24%	(g)	$67,755	0.79%		(0.79)%	4%
1.94	$26.55	7.89%		$83,639	0.81%	(e)(f)	(0.80)%	106%
(0.90)	$24.61	(3.53)%		$3,691	0.79%		(0.78)%	0%

5.16	$32.65	18.81%		$86,535	0.79%		(0.79)%	0%
1.96	$27.49	7.68%		$48,099	0.79%		(0.79)%	0%
0.49	$25.53	1.94%		$47,221	0.79%		(0.79)%	0%

The accompanying notes are an integral part of these financial statements.
211

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:				Capital Share Transactions:	Distributions Paid to Shareholders:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)		Total From Investment Operations	Transaction fees (see Note 5)	Paid from realized gains
Innovator U.S. Equity Buffer ETF - September
For the year ended 10/31/2021	$26.40	(0.24)	6.47		6.23	0.03	-
For the year ended 10/31/2020	$25.31	(0.21)	1.59	(f)	1.38	0.07	(0.36)
For the period 8/30/2019 (d) - 10/31/2019	$24.59	(0.03)	0.73		0.70	0.02	-

Innovator U.S. Equity Buffer ETF - October
For the year ended 10/31/2021	$27.26	(0.25)	6.88		6.63	0.01	-
For the year ended 10/31/2020	$25.18	(0.20)	2.31		2.11	0.02	(0.05)
For the year ended 10/31/2019	$23.42	(0.20)	1.92		1.72	0.04	-
For the period 9/28/2018 (d) - 10/31/2018	$24.49	(0.01)	(1.07)		(1.08)	0.01	-

Innovator U.S. Equity Buffer ETF - November
For the year ended 10/31/2021	$27.31	(0.24)	5.12		4.88	0.02	-
For the year ended 10/31/2020	$25.53	(0.20)	1.92		1.72	0.06	-
For the period 10/31/2019 (d) - 10/31/2019	$25.53	-	-		-	-	-

Innovator U.S. Equity Buffer ETF - December
For the year ended 10/31/2021	$27.73	(0.25)	6.53		6.28	0.03	-
For the period 11/29/2019 (d) - 10/31/2020	$26.40	(0.19)	1.47		1.28	0.05	-

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.
(e) Includes broker interest expense of 0.01%.

(f)  Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.
212

INNOVATOR ETFs TRUST

Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (b)

6.26	$32.66	23.68%	$156,749	0.79%		(0.79)%	0%
1.09	$26.40	5.81%	$77,892	0.79%		(0.79)%	0%
0.72	$25.31	2.91%	$4,429	0.79%		(0.79)%	186%

6.64	$33.90	24.34%	$111,875	0.79%		(0.79)%	0%
2.08	$27.26	8.51%	$73,613	0.79%		(0.79)%	0%
1.76	$25.18	7.48%	$173,098	0.80%	(e)	(0.80)%	25%
(1.07)	$23.42	(4.35)%	$21,082	0.79%		(0.79)%	4%

4.90	$32.21	17.93%	$30,599	0.79%		(0.79)%	0%
1.78	$27.31	7.00%	$15,023	0.79%		(0.79)%	0%
-	$25.53	-	$2,553	-		-	-

6.31	$34.04	22.76%	$57,874	0.79%		(0.79)%	0%
1.33	$27.73	5.04%	$24,958	0.79%		(0.79)%	146%

The accompanying notes are an integral part of these financial statements.
213

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:			Capital Share Transactions:	Distributions Paid to Shareholders:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)	Paid from realized gains
Innovator U.S. Equity Power Buffer ETF - January
For the year ended 10/31/2021	$29.08	(0.25)	4.25	4.00	0.02	-
For the year ended 10/31/2020	$28.13	(0.22)	1.14	0.92	0.03	-
For the period 12/31/2018 (d) - 10/31/2019	$25.08	(0.18)	3.20	3.02	0.03	-

Innovator U.S. Equity Power Buffer ETF - February
For the year ended 10/31/2021	$25.03	(0.22)	4.18	3.96	0.02	-
For the period 1/31/2020(d) - 10/31/2020	$24.52	(0.14)	0.63	0.49	0.02	-

Innovator U.S. Equity Power Buffer ETF - March
For the year ended 10/31/2021	$27.39	(0.24)	4.06	3.82	0.02	-
For the period 2/28/2020(d) - 10/31/2020	$26.01	(0.14)	1.50	1.36	0.02	-

Innovator U.S. Equity Power Buffer ETF - April
For the year ended 10/31/2021	$26.54	(0.22)	2.70	2.48	0.02	-
For the year ended 10/31/2020	$26.31	(0.20)	1.20	1.00	0.03	(0.80)
For the period 3/29/2019 (d) - 10/31/2019	$24.95	(0.12)	1.46	1.34	0.02	-

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.

The accompanying notes are an integral part of these financial statements.
214

INNOVATOR ETFs TRUST

Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (b)

4.02	$33.10	13.82%	$294,561	0.79%	(0.79)%	0%
0.95	$29.08	3.38%	$288,597	0.79%	(0.79)%	0%
3.05	$28.13	12.15%	$67,507	0.79%	(0.79)%	0%

3.98	$29.01	15.90%	$170,407	0.79%	(0.79)%	0%
0.51	$25.03	2.06%	$115,121	0.79%	(0.79)%	0%

3.84	$31.23	14.01%	$117,875	0.79%	(0.79)%	0%
1.38	$27.39	5.30%	$71,895	0.79%	(0.79)%	0%

2.50	$29.04	9.45%	$242,503	0.79%	(0.79)%	0%
0.23	$26.54	4.00%	$187,078	0.79%	(0.79)%	0%
1.36	$26.31	5.44%	$129,561	0.79%	(0.79)%	126%

The accompanying notes are an integral part of these financial statements.
215

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:			Capital Share Transactions:	Distributions Paid to Shareholders:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)	Paid from realized gains
Innovator U.S. Equity Power Buffer ETF - May
For the year ended 10/31/2021	$27.34	(0.23)	3.10	2.87	0.02	-
For the period 4/30/2020 (d) - 10/31/2020	$25.63	(0.11)	1.80	1.69	0.02	-

Innovator U.S. Equity Power Buffer ETF - June
For the year ended 10/31/2021	$28.88	(0.24)	3.20	2.96	0.03	-
For the year ended 10/31/2020	$26.74	(0.22)	2.30	2.08	0.06	-
For the period 5/31/2019 (d) - 10/31/2019	$25.33	(0.09)	1.48	1.39	0.02	-

Innovator U.S. Equity Power Buffer ETF - July
For the year ended 10/31/2021	$27.43	(0.23)	3.16	2.93	0.02	-
For the year ended 10/31/2020	$26.36	(0.21)	1.46	1.25	0.04	(0.22)
For the year ended 10/31/2019	$24.75	(0.20)	1.77	1.57	0.04	-
For the period 8/7/2018 (d) - 10/31/2018	$25.17	(0.04)	(0.39)	(0.43)	0.01	-

Innovator U.S. Equity Power Buffer ETF - August
For the year ended 10/31/2021	$26.86	(0.23)	3.35	3.12	0.02	-
For the year ended 10/31/2020	$25.45	(0.21)	1.93	1.72	0.03	(0.34)
For the period 7/31/2019 (d) - 10/31/2019	$25.04	(0.05)	0.44	0.39	0.02	-

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.

The accompanying notes are an integral part of these financial statements.
216

INNOVATOR ETFs TRUST

Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (b)

2.89	$30.23	10.54%	$238,780	0.79%	(0.79)%	0%
1.71	$27.34	6.69%	$65,626	0.79%	(0.79)%	0%

2.99	$31.87	10.34%	$152,966	0.79%	(0.79)%	0%
2.14	$28.88	8.00%	$94,588	0.79%	(0.79)%	0%
1.41	$26.74	5.58%	$20,057	0.79%	(0.79)%	0%

2.95	$30.38	10.78%	$218,755	0.79%	(0.79)%	0%
1.07	$27.43	4.89%	$111,759	0.79%	(0.79)%	15%
1.61	$26.36	6.53%	$92,273	0.79%	(0.79)%	137%
(0.42)	$24.75	(1.68)%	$3,712	0.79%	(0.79)%	0%

3.14	$30.00	11.68%	$185,991	0.79%	(0.79)%	0%
1.41	$26.86	6.95%	$109,458	0.79%	(0.79)%	0%
0.41	$25.45	1.65%	$116,446	0.79%	(0.79)%	0%

The accompanying notes are an integral part of these financial statements.
217

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:				Capital Share Transactions:	Distributions Paid to Shareholders:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)		Total From Investment Operations	Transaction fees (see Note 5)	Paid from realized gains
Innovator U.S. Equity Power Buffer ETF - September
For the year ended 10/31/2021	$26.01	(0.23)	4.17		3.94	0.02	-
For the year ended 10/31/2020	$25.15	(0.21)	1.01	(f)	0.80	0.06	-
For the period 8/30/2019 (d) - 10/31/2019	$24.59	(0.03)	0.58		0.55	0.01	-

Innovator U.S. Equity Power Buffer ETF - October
For the year ended 10/31/2021	$26.02	(0.23)	4.23		4.00	0.02	-
For the year ended 10/31/2020	$25.16	(0.20)	1.60		1.40	0.02	(0.56)
For the year ended 10/31/2019	$23.54	(0.20)	1.79		1.59	0.03	-
For the period 9/28/2018 (d) - 10/31/2018	$24.49	(0.01)	(0.95)		(0.96)	0.01	-

Innovator U.S. Equity Power Buffer ETF - November
For the year ended 10/31/2021	$27.30	(0.23)	3.44		3.21	0.01	-
For the year ended 10/31/2020	$25.53	(0.21)	1.94		1.73	0.04	-
For the period 10/31/2019 (d) - 10/31/2019	$25.53	-	-		-	-	-

Innovator U.S. Equity Power Buffer ETF - December
For the year ended 10/31/2021	$27.42	(0.24)	3.80		3.56	0.03	-
For the period 11/29/2019 (d) - 10/31/2020	$26.40	(0.19)	1.17		0.98	0.04	-

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.
(e) Includes broker expense of 0.01%.

(f)  Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.
218

INNOVATOR ETFs TRUST

Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (b)

3.96	$29.97	15.24%	$303,473	0.79%		(0.79)%	0%
0.86	$26.01	3.40%	$287,388	0.79%		(0.79)%	3%
0.56	$25.15	2.29%	$20,122	0.79%		(0.79)%	127%

4.02	$30.04	15.44%	$209,533	0.79%		(0.79)%	0%
0.86	$26.02	5.74%	$189,967	0.79%		(0.79)%	0%
1.62	$25.16	6.90%	$311,363	0.80%	(e)	(0.79)%	3%
(0.95)	$23.54	(3.89)%	$11,180	0.79%		(0.79)%	4%

3.22	$30.52	11.80%	$79,343	0.79%		(0.79)%	0%
1.77	$27.30	6.94%	$38,217	0.79%		(0.79)%	0%
-	$25.53	-	$2,553	-		-	-

3.59	$31.01	13.10%	$108,520	0.79%		(0.79)%	0%
1.02	$27.42	3.85%	$65,111	0.79%		(0.79)%	141%

The accompanying notes are an integral part of these financial statements.
219

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:				Capital Share Transactions:	Distributions Paid to Shareholders:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)		Total From Investment Operations	Transaction fees (see Note 5)	Paid from realized gains
Innovator U.S. Equity Ultra Buffer ETF - January
For the year ended 10/31/2021	$28.36	(0.24)	3.23		2.99	0.02	-
For the year ended 10/31/2020	$27.69	(0.22)	0.86		0.64	0.03	-
For the period 12/31/2018 (d) - 10/31/2019	$25.08	(0.18)	2.77		2.59	0.02	-

Innovator U.S. Equity Ultra Buffer ETF - February
For the year ended 10/31/2021	$24.91	(0.21)	3.08		2.87	0.02	-
For the period 1/31/2020(d) - 10/31/2020	$24.52	(0.14)	0.50		0.36	0.03	-

Innovator U.S. Equity Ultra Buffer ETF - March
For the year ended 10/31/2021	$26.93	(0.23)	2.84		2.61	0.02	-
For the period 2/28/2020(d) - 10/31/2020	$26.01	(0.14)	1.03		0.89	0.03	-

Innovator U.S. Equity Ultra Buffer ETF - April
For the year ended 10/31/2021	$24.47	(0.20)	1.72		1.52	0.03	-
For the year ended 10/31/2020	$26.22	(0.19)	(1.01)	(e)	(1.20)	0.02	(0.57)
For the period 3/29/2019 (d) - 10/31/2019	$24.95	(0.12)	1.37		1.25	0.02	-

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.

(e)  Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.
220

INNOVATOR ETFs TRUST

Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (b)

3.01	$31.37	10.62%	$86,274	0.79%	(0.79)%	0%
0.67	$28.36	2.44%	$112,023	0.79%	(0.79)%	0%
2.61	$27.69	10.39%	$30,455	0.79%	(0.79)%	0%

2.89	$27.80	11.61%	$26,409	0.79%	(0.79)%	0%
0.39	$24.91	1.58%	$31,757	0.79%	(0.79)%	0%

2.63	$29.56	9.76%	$33,251	0.79%	(0.79)%	0%
0.92	$26.93	3.53%	$28,275	0.79%	(0.79)%	0%

1.55	$26.02	6.31%	$57,242	0.79%	(0.79)%	0%
(1.75)	$24.47	(4.59)%	$30,594	0.79%	(0.79)%	0%
1.27	$26.22	5.07%	$19,006	0.79%	(0.79)%	106%

The accompanying notes are an integral part of these financial statements.
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Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:			Capital Share Transactions:	Distributions Paid to Shareholders:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)	Paid from realized gains
Innovator U.S. Equity Ultra Buffer ETF - May
For the year ended 10/31/2021	$26.67	(0.22)	2.05	1.83	0.02	-
For the period 4/30/2020 (d) - 10/31/2020	$25.63	(0.11)	1.14	1.03	0.01	-

Innovator U.S. Equity Ultra Buffer ETF - June
For the year ended 10/31/2021	$27.24	(0.23)	2.14	1.91	0.03	-
For the year ended 10/31/2020	$26.65	(0.21)	1.74	1.53	0.08	(1.02)
For the period 5/31/2019 (d) - 10/31/2019	$25.33	(0.09)	1.37	1.28	0.04	-

Innovator U.S. Equity Ultra Buffer ETF - July
For the year ended 10/31/2021	$25.54	(0.21)	2.02	1.81	0.02	-
For the year ended 10/31/2020	$26.31	(0.20)	1.01	0.81	0.04	(1.62)
For the year ended 10/31/2019	$24.68	(0.20)	1.78	1.58	0.05	-
For the period 8/7/2018 (d) - 10/31/2018	$25.17	(0.04)	(0.46)	(0.50)	0.01	-

Innovator U.S. Equity Ultra Buffer ETF - August
For the year ended 10/31/2021	$26.87	(0.22)	2.32	2.10	0.02	-
For the year ended 10/31/2020	$25.45	(0.21)	1.81	1.60	0.03	(0.21)
For the period 7/31/2019 (d) - 10/31/2019	$25.04	(0.05)	0.44	0.39	0.02	-

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.
(e) Includes broker expense of 0.01%.

The accompanying notes are an integral part of these financial statements.
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Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (b)

1.85	$28.52	6.91%	$40,634	0.79%		(0.79)%	0%
1.04	$26.67	4.06%	$10,669	0.79%		(0.79)%	0%

1.94	$29.18	7.10%	$21,155	0.79%		(0.79)%	0%
0.59	$27.24	6.26%	$14,984	0.79%		(0.79)%	0%
1.32	$26.65	5.19%	$2,665	0.80%	(e)	(0.80)%	0%

1.83	$27.37	7.18%	$52,689	0.79%		(0.79)%	0%
(0.77)	$25.54	3.37%	$39,583	0.79%		(0.79)%	1%
1.63	$26.31	6.62%	$38,809	0.79%		(0.79)%	27%
(0.49)	$24.68	(1.95)%	$3,702	0.79%		(0.79)%	0%

2.12	$28.99	7.89%	$46,383	0.79%		(0.79)%	0%
1.42	$26.87	6.46%	$45,679	0.79%		(0.79)%	0%
0.41	$25.45	1.64%	$18,452	0.79%		(0.79)%	0%

The accompanying notes are an integral part of these financial statements.
223

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:			Capital Share Transactions:	Distributions Paid to Shareholders:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)	Paid from realized gains
Innovator U.S. Equity Ultra Buffer ETF - September
For the year ended 10/31/2021	$25.83	(0.22)	2.78	2.56	0.03	-
For the year ended 10/31/2020	$25.02	(0.20)	1.09	0.89	0.08	(0.16)
For the period 8/30/2019 (d) - 10/31/2019	$24.59	(0.03)	0.43	0.40	0.03	-

Innovator U.S. Equity Ultra Buffer ETF - October
For the year ended 10/31/2021	$25.70	(0.22)	2.74	2.52	0.01	-
For the year ended 10/31/2020	$25.05	(0.20)	1.41	1.21	0.02	(0.58)
For the year ended 10/31/2019	$23.64	(0.19)	1.58	1.39	0.02	-
For the period 9/28/2018 (d) - 10/31/2018	$24.49	(0.01)	(0.85)	(0.86)	0.01	-

Innovator U.S. Equity Ultra Buffer ETF - November
For the year ended 10/31/2021	$27.28	(0.23)	2.22	1.99	0.02	-
For the year ended 10/31/2020	$25.53	(0.21)	1.94	1.73	0.02	-
For the period 10/31/2019 (d) - 10/31/2019	$25.53	-	-	-	-	-

Innovator U.S. Equity Ultra Buffer ETF - December
For the year ended 10/31/2021	$27.15	(0.23)	2.87	2.64	0.03	-
For the period 11/29/2019 (d) - 10/31/2020	$26.40	(0.19)	0.91	0.72	0.03	-

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.
(e) Includes broker expense of 0.01%.

The accompanying notes are an integral part of these financial statements.
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Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (b)

2.59	$28.42	10.03%	$67,502	0.79%		(0.79)%	0%
0.81	$25.83	3.90%	$65,221	0.79%		(0.79)%	35%
0.43	$25.02	1.76%	$5,005	0.79%		(0.79)%	152%

2.53	$28.23	9.85%	$62,818	0.79%		(0.79)%	0%
0.65	$25.70	5.00%	$105,376	0.79%		(0.79)%	0%
1.41	$25.05	5.98%	$135,912	0.80%	(e)	(0.79)%	4%
(0.85)	$23.64	(3.47)%	$13,593	0.79%		(0.79)%	3%

2.01	$29.29	7.36%	$10,982	0.79%		(0.79)%	0%
1.75	$27.28	6.88%	$8,867	0.79%		(0.79)%	0%
-	$25.53	-	$2,553	-		-	-

2.67	$29.82	9.85%	$32,059	0.79%		(0.79)%	0%
0.75	$27.15	2.84%	$23,756	0.79%		(0.79)%	160%

The accompanying notes are an integral part of these financial statements.
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INNOVATOR ETFs TRUST

Notes to Financial Statements

1.	ORGANIZATION

Innovator ETFs Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open–end management investment company.  The Trust currently consists of multiple operational series, of which thirty–six are covered in this report, collectively the (“Funds”):

Name	Ticker	Commencement of Operations	Tracking Index/Fund (a)
Innovator U.S. Equity Buffer ETF – January	BJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – February	BFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – March	BMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – April	BAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – May	BMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – June	BJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – July	BJUL	August 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – August	BAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – September	BSEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – October	BOCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – November	BNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – December	BDEC	November 29, 2019	S&P 500® Price Index
Innovator U.S. Equity Power Buffer ETF – January	PJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – February	PFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – March	PMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – April	PAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – May	PMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – June	PJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – July	PJUL	August 7, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – August	PAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – September	PSEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – October	POCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – November	PNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – December	PDEC	November 29, 2019	S&P 500® Price Index
Innovator U.S. Equity Ultra Buffer ETF – January	UJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – February	UFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – March	UMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – April	UAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – May	UMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – June	UJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – July	UJUL	August 7, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – August	UAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – September	USEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – October	UOCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – November	UNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – December	UDEC	November 29, 2019	S&P 500® Price Index

(a) Each Fund individually seeks to track, before fees and expenses, the respective index/fund up to a respective upside cap while providing a respective buffer for a given period.

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The operational series of the Trust covered outside of this report consist of:

Name	Ticker	Commencement of Operations	Tracking Index/Fund
Innovator IBD® 50 ETF	FFTY	April 8, 2015	IBD® 50 Index
Innovator IBD® Breakout Opportunities ETF	BOUT	September 12, 2018	IBD® Breakout Stocks Index
Innovator Loup Frontier Tech ETF	LOUP	July 24, 2018	Loup Frontier Tech Index
Innovator S&P Investment Grade Preferred ETF	EPRF	May 23, 2016	S&P U.S. High Quality Preferred Stock Index
Innovator Laddered Fund of U.S. Equity Power Buffer ETFs	BUFF	October 19, 2016	Refinitiv Laddered Power Buffer Strategy Index
Innovator International Developed Power Buffer ETF - January	IJAN	December 31, 2019	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - April	IAPR	March 31, 2021	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - July	IJUL	June 28, 2019	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - October	IOCT	September 30, 2021	iShares MSCI EAFE ETF
Innovator Emerging Markets Power Buffer ETF - January	EJAN	December 31, 2019	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - April	EAPR	March 31, 2021	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - July	EJUL	June 28, 2019	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - October	EOCT	September 30, 2021	iShares MSCI Emerging Markets ETF
Innovator Growth-100 Power Buffer ETF - January	NJAN	December 31, 2019	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - April	NAPR	March 31, 2020	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - July	NJUL	June 30, 2020	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - October	NOCT	September 30, 2019	Invesco QQQ Trust
Innovator U.S. Small Cap Power Buffer ETF - January	KJAN	December 31, 2019	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - April	KAPR	March 31, 2020	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - July	KJUL	June 30, 2020	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - October	KOCT	September 30, 2019	iShares Russell 2000 ETF
Innovator Double Stacker ETF - January	DSJA	December 31, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator Double Stacker ETF - October	DSOC	September 30, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator Triple Stacker ETF - January	TSJA	December 31, 2020	SPDR S&P 500® ETF Trust, Invesco QQQ Trust and iShares Russell 2000 ETF
Innovator Triple Stacker ETF - October	TSOC	September 30, 2020	SPDR S&P 500® ETF Trust, Invesco QQQ Trust and iShares Russell 2000 ETF
Innovator Double Stacker 9 Buffer ETF - January	DBJA	December 31, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator Double Stacker 9 Buffer ETF - October	DBOC	September 30, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator U.S. Equity Accelerated ETF - April	XDAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - July	XDJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - October	XDOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - April	XTAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - July	XTJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - October	XTOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - April	XBAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - July	XBJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - October	XBOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator Growth Accelerated Plus ETF - April	QTAP	March 31, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - July	QTJL	June 30, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - October	QTOC	September 30, 2021	Invesco QQQ Trust
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July	TBJL	August 17, 2020	iShares 20+ Year Treasury Bond ETF
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly	TFJL	August 17, 2020	iShares 20+ Year Treasury Bond ETF
Innovator Defined Wealth Shield ETF	BALT	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - Quarterly	XDSQ	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator Growth Accelerated ETF - Quarterly	XDQQ	March 31, 2021	Invesco QQQ Trust

The Funds are exchange traded funds that offer one class of shares, do not charge a sales load, do not have a redemption fee and currently do not charge a 12b–1 fee to their shareholders. The Funds list and principally trade their shares on Cboe BZX Exchange, Inc. (“Cboe BZX” or the “Exchange”).

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Each Fund employs a specific “defined outcome strategy.” Defined outcome strategies generally seek to produce pre-determined investment outcomes based upon the performance of an index or one or more underlying securities. The Funds’ pre-determined outcomes (“Outcomes”) are based upon the price performance of a benchmark index or one or more underlying exchange-traded fund (the “Benchmark”) over a period of approximately one year or another predetermined period (“Outcome Period”). The Funds’ investment strategy provides shareholders with participation in any gains experienced by the applicable Benchmark over the course of the Outcome Period, subject to a cap on upside returns (a “Cap”), and, if applicable, a predetermined buffer (a “Buffer”) against Benchmark losses for the Outcome Period. These defined outcomes are managed by purchasing and selling call and put FLexible EXchange Options (“FLEX Options”) to create layers within a Fund’s portfolio. Each Fund’s FLEX Option has the same reference asset and expiration date, with uniquely selected strike prices for the Fund’s Outcome Period. Due to the customizable nature of FLEX Options that allows for specific strike prices to be selected for the same reference asset and expiration date, when each of the FLEX Options expire on the last day of the Outcome Period, the Funds are expected to achieve a Benchmark investment return with the applicable Buffer and Cap investment parameters.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

The net asset values (“NAV”) of the Funds are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. ET). If the NYSE closes early on a valuation day, the Funds shall determine NAV as of that time.

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Trust’s Pricing Committee (“Pricing Committee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Funds in accordance with the Trust’s valuation procedures.

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over–the–counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open–end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange–traded open–end investment companies which are priced as equity securities. Fixed income securities, swaps, currency–, credit– and commodity–linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Deposit accounts are valued at acquisition cost. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Pricing Committee.

Exchange–traded option contracts (other than FLEX Option contracts) will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. OTC options are fair valued at the mean of the most recent bid and asked price, if available, and otherwise at their closing bid price. FLEX Options will be valued at a model–based price provided by the exchange on which the option is traded at the official close of that exchange’s trading date. If the exchange on which the option is traded is unable to provide a model price, FLEX Options prices will be provided by backup provider Super Derivatives. Otherwise, the value of a FLEX Option will be determined by the Pricing Committee in accordance with the Trust’s valuation procedures.

If no quotation can be obtained from a pricing service, then the Pricing Committee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Funds for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Fair Valuation Measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC Topic 820, Fair Value Measurement (“ASC 820”), various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

•	Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 –

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The following table summarizes valuation of the Funds’ investments under the fair value hierarchy levels as of October 31, 2021:

BJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$162,358,512	$-	$162,358,512
Short Term Investments	332,325	-	-	332,325
Total Assets	$332,325	$162,358,512	$-	$162,690,837

Liabilities
Options Written	$-	$12,351,305	$-	$12,351,305
Total Liabilities	$-	$12,351,305	$-	$12,351,305

BFEB
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$92,366,090	$-	$92,366,090
Short Term Investments	255,547	-	-	255,547
Total Assets	$255,547	$92,366,090	$-	$92,621,637

Liabilities
Options Written	$-	$6,362,844	$-	$6,362,844
Total Liabilities	$-	$6,362,844	$-	$6,362,844

BMAR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$65,947,996	$-	$65,947,996
Short Term Investments	201,865	-	-	201,865
Total Assets	$201,865	$65,947,996	$-	$66,149,861

Liabilities
Options Written	$-	$3,945,337	$-	$3,945,337
Total Liabilities	$-	$3,945,337	$-	$3,945,337

BAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$130,515,526	$-	$130,515,526
Short Term Investments	510,480	-	-	510,480
Total Assets	$510,480	$130,515,526	$-	$131,026,006

Liabilities
Options Written	$-	$7,986,359	$-	$7,986,359
Total Liabilities	$-	$7,986,359	$-	$7,986,359

231

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

BMAY
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$85,482,915	$-	$85,482,915
Short Term Investments	388,536	-	-	388,536
Total Assets	$388,536	$85,482,915	$-	$85,871,451

Liabilities
Options Written	$-	$3,626,492	$-	$3,626,492
Total Liabilities	$-	$3,626,492	$-	$3,626,492

BJUN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$85,825,591	$-	$85,825,591
Short Term Investments	435,128	-	-	435,128
Total Assets	$435,128	$85,825,591	$-	$86,260,719

Liabilities
Options Written	$-	$4,696,840	$-	$4,696,840
Total Liabilities	$-	$4,696,840	$-	$4,696,840

BJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$192,518,742	$-	$192,518,742
Short Term Investments	1,154,208	-	-	1,154,208
Total Assets	$1,154,208	$192,518,742	$-	$193,672,950

Liabilities
Options Written	$-	$10,487,598	$-	$10,487,598
Total Liabilities	$-	$10,487,598	$-	$10,487,598

BAUG
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$90,533,390	$-	$90,533,390
Short Term Investments	574,066	-	-	574,066
Total Assets	$574,066	$90,533,390	$-	$91,107,456

Liabilities
Options Written	$-	$4,516,555	$-	$4,516,555
Total Liabilities	$-	$4,516,555	$-	$4,516,555

232

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

BSEP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$164,175,231	$-	$164,175,231
Short Term Investments	1,215,697	-	-	1,215,697
Total Assets	$1,215,697	$164,175,231	$-	$165,390,928

Liabilities
Options Written	$-	$8,546,355	$-	$8,546,355
Total Liabilities	$-	$8,546,355	$-	$8,546,355

BOCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$118,853,980	$-	$118,853,980
Short Term Investments	892,820	-	-	892,820
Total Assets	$892,820	$118,853,980	$-	$119,746,800

Liabilities
Options Written	$-	$7,803,747	$-	$7,803,747
Total Liabilities	$-	$7,803,747	$-	$7,803,747

BNOV
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$32,348,286	$-	$32,348,286
Short Term Investments	8,649	-	-	8,649
Total Assets	$8,649	$32,348,286	$-	$32,356,935

Liabilities
Options Written	$-	$2,007,990	$-	$2,007,990
Total Liabilities	$-	$2,007,990	$-	$2,007,990

BDEC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$67,804,823	$-	$67,804,823
Short Term Investments	7,858	-	-	7,858
Total Assets	$7,858	$67,804,823	$-	$67,812,681

Liabilities
Options Written	$-	$9,918,531	$-	$9,918,531
Total Liabilities	$-	$9,918,531	$-	$9,918,531

233

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

PJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$331,084,519	$-	$331,084,519
Short Term Investments	628,034	-	-	628,034
Total Assets	$628,034	$331,084,519	$-	$331,712,553

Liabilities
Options Written	$-	$36,952,695	$-	$36,952,695
Total Liabilities	$-	$36,952,695	$-	$36,952,695

PFEB
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$191,316,217	$-	$191,316,217
Short Term Investments	481,539	-	-	481,539
Total Assets	$481,539	$191,316,217	$-	$191,797,756

Liabilities
Options Written	$-	$21,291,792	$-	$21,291,792
Total Liabilities	$-	$21,291,792	$-	$21,291,792

PMAR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$130,476,935	$-	$130,476,935
Short Term Investments	429,096	-	-	429,096
Total Assets	$429,096	$130,476,935	$-	$130,906,031

Liabilities
Options Written	$-	$12,952,808	$-	$12,952,808
Total Liabilities	$-	$12,952,808	$-	$12,952,808

PAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$266,650,724	$-	$266,650,724
Short Term Investments	970,390	-	-	970,390
Total Assets	$970,390	$266,650,724	$-	$267,621,114

Liabilities
Options Written	$-	$24,958,580	$-	$24,958,580
Total Liabilities	$-	$24,958,580	$-	$24,958,580

234

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

PMAY
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$254,222,018	$-	$254,222,018
Short Term Investments	1,120,553	-	-	1,120,553
Total Assets	$1,120,553	$254,222,018	$-	$255,342,571

Liabilities
Options Written	$-	$16,403,299	$-	$16,403,299
Total Liabilities	$-	$16,403,299	$-	$16,403,299

PJUN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$164,268,333	$-	$164,268,333
Short Term Investments	811,689	-	-	811,689
Total Assets	$811,689	$164,268,333	$-	$165,080,022

Liabilities
Options Written	$-	$12,011,991	$-	$12,011,991
Total Liabilities	$-	$12,011,991	$-	$12,011,991

PJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$233,613,805	$-	$233,613,805
Short Term Investments	1,339,519	-	-	1,339,519
Total Assets	$1,339,519	$233,613,805	$-	$234,953,324

Liabilities
Options Written	$-	$16,046,808	$-	$16,046,808
Total Liabilities	$-	$16,046,808	$-	$16,046,808

PAUG
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$196,948,671	$-	$196,948,671
Short Term Investments	1,244,860	-	-	1,244,860
Total Assets	$1,244,860	$196,948,671	$-	$198,193,531

Liabilities
Options Written	$-	$12,077,598	$-	$12,077,598
Total Liabilities	$-	$12,077,598	$-	$12,077,598

235

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

PSEP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$318,952,588	$-	$318,952,588
Short Term Investments	2,248,082	-	-	2,248,082
Total Assets	$2,248,082	$318,952,588	$-	$321,200,670

Liabilities
Options Written	$-	$17,533,174	$-	$17,533,174
Total Liabilities	$-	$17,533,174	$-	$17,533,174

POCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$225,541,779	$-	$225,541,779
Short Term Investments	1,683,291	-	-	1,683,291
Total Assets	$1,683,291	$225,541,779	$-	$227,225,070

Liabilities
Options Written	$-	$17,564,752	$-	$17,564,752
Total Liabilities	$-	$17,564,752	$-	$17,564,752

PNOV
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$83,934,144	$-	$83,934,144
Short Term Investments	381	-	-	381
Total Assets	$381	$83,934,144	$-	$83,934,525

Liabilities
Options Written	$-	$5,208,192	$-	$5,208,192
Total Liabilities	$-	$5,208,192	$-	$5,208,192

PDEC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$133,546,110	$-	$133,546,110
Short Term Investments	230,883	-	-	230,883
Total Assets	$230,883	$133,546,110	$-	$133,776,993

Liabilities
Options Written	$-	$25,028,643	$-	$25,028,643
Total Liabilities	$-	$25,028,643	$-	$25,028,643

236

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

UJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$99,733,851	$-	$99,733,851
Short Term Investments	216,351	-	-	216,351
Total Assets	$216,351	$99,733,851	$-	$99,950,202

Liabilities
Options Written	$-	$13,615,977	$-	$13,615,977
Total Liabilities	$-	$13,615,977	$-	$13,615,977

UFEB
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$30,655,555	$-	$30,655,555
Short Term Investments	75,532	-	-	75,532
Total Assets	$75,532	$30,655,555	$-	$30,731,087

Liabilities
Options Written	$-	$4,305,142	$-	$4,305,142
Total Liabilities	$-	$4,305,142	$-	$4,305,142

UMAR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$37,736,498	$-	$37,736,498
Short Term Investments	145,825	-	-	145,825
Total Assets	$145,825	$37,736,498	$-	$37,882,323

Liabilities
Options Written	$-	$4,609,246	$-	$4,609,246
Total Liabilities	$-	$4,609,246	$-	$4,609,246

UAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$63,744,955	$-	$63,744,955
Short Term Investments	248,475	-	-	248,475
Total Assets	$248,475	$63,744,955	$-	$63,993,430

Liabilities
Options Written	$-	$6,714,851	$-	$6,714,851
Total Liabilities	$-	$6,714,851	$-	$6,714,851

237

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

UMAY
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$43,491,361	$-	$43,491,361
Short Term Investments	214,553	-	-	214,553
Total Assets	$214,553	$43,491,361	$-	$43,705,914

Liabilities
Options Written	$-	$3,044,998	$-	$3,044,998
Total Liabilities	$-	$3,044,998	$-	$3,044,998

UJUN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$22,679,973	$-	$22,679,973
Short Term Investments	152,247	-	-	152,247
Total Assets	$152,247	$22,679,973	$-	$22,832,220

Liabilities
Options Written	$-	$1,663,100	$-	$1,663,100
Total Liabilities	$-	$1,663,100	$-	$1,663,100

UJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$56,241,040	$-	$56,241,040
Short Term Investments	316,998	-	-	316,998
Total Assets	$316,998	$56,241,040	$-	$56,558,038

Liabilities
Options Written	$-	$3,833,920	$-	$3,833,920
Total Liabilities	$-	$3,833,920	$-	$3,833,920

UAUG
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$48,886,495	$-	$48,886,495
Short Term Investments	324,097	-	-	324,097
Total Assets	$324,097	$48,886,495	$-	$49,210,592

Liabilities
Options Written	$-	$2,797,730	$-	$2,797,730
Total Liabilities	$-	$2,797,730	$-	$2,797,730

238

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

USEP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$70,167,831	$-	$70,167,831
Short Term Investments	536,178	-	-	536,178
Total Assets	$536,178	$70,167,831	$-	$70,704,009

Liabilities
Options Written	$-	$3,158,731	$-	$3,158,731
Total Liabilities	$-	$3,158,731	$-	$3,158,731

UOCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$67,574,119	$-	$67,574,119
Short Term Investments	532,139	-	-	532,139
Total Assets	$532,139	$67,574,119	$-	$68,106,258

Liabilities
Options Written	$-	$5,248,207	$-	$5,248,207
Total Liabilities	$-	$5,248,207	$-	$5,248,207

UNOV
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$11,426,590	$-	$11,426,590
Short Term Investments	1,069	-	-	1,069
Total Assets	$1,069	$11,426,590	$-	$11,427,659

Liabilities
Options Written	$-	$537,750	$-	$537,750
Total Liabilities	$-	$537,750	$-	$537,750

UDEC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$40,568,515	$-	$40,568,515
Short Term Investments	1,855	-	-	1,855
Total Assets	$1,855	$40,568,515	$-	$40,570,370

Liabilities
Options Written	$-	$8,468,883	$-	$8,468,883
Total Liabilities	$-	$8,468,883	$-	$8,468,883

239

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

There were no Level 3 investments for the Funds during the year ended October 31, 2021.

Option Contracts:

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).

The Funds invest primarily in FLEX Option contracts. FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over–the–counter options positions. Like traditional exchange–traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options in which the Funds will invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.

The Funds will purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

240

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

All of the FLEX Option contracts held by the Funds are fully funded and cash settled, therefore balance sheet offsetting under ASC 210 does not apply.

The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Funds could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The Funds may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time to until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Index (although they generally move in the same direction). However, as a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Index.

241

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The value of derivative instruments on the Statements of Assets and Liabilities for the Funds as of October 31, 2021, is as follows:

	Equity Risk – Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at value	Options written, at value
BJAN	$162,358,512	$12,351,305
BFEB	92,366,090	6,362,844
BMAR	65,947,996	3,945,337
BAPR	130,515,526	7,986,359
BMAY	85,482,915	3,626,492
BJUN	85,825,591	4,696,840
BJUL	192,518,742	10,487,598
BAUG	90,533,390	4,516,555
BSEP	164,175,231	8,546,355
BOCT	118,853,980	7,803,747
BNOV	32,348,286	2,007,990
BDEC	67,804,823	9,918,531
PJAN	331,084,519	36,952,695
PFEB	191,316,217	21,291,792
PMAR	130,476,935	12,952,808
PAPR	266,650,724	24,958,580
PMAY	254,222,018	16,403,299
PJUN	164,268,333	12,011,991
PJUL	233,613,805	16,046,808
PAUG	196,948,671	12,077,598
PSEP	318,952,588	17,533,174
POCT	225,541,779	17,564,752
PNOV	83,934,144	5,208,192
PDEC	133,546,110	25,028,643
UJAN	99,733,851	13,615,977
UFEB	30,655,555	4,305,142
UMAR	37,736,498	4,609,246
UAPR	63,744,955	6,714,851
UMAY	43,491,361	3,044,998
UJUN	22,679,973	1,663,100
UJUL	56,241,040	3,833,920
UAUG	48,886,495	2,797,730
USEP	70,167,831	3,158,731
UOCT	67,574,119	5,248,207
UNOV	11,426,590	537,750
UDEC	40,568,515	8,468,883

242

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The effect of derivative instruments on the Statements of Operations for the year ended October 31, 2021:

	Equity Risk – Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
	Investments	Investments in-kind	Options written	Options written in-kind
BJAN	$2,720,869	$-	$857,648	$-
BFEB	(2,918,268)	-	264,518	-
BMAR	(3,292,188)	69,298	(2,609,778)	13,852
BAPR	1,821,694	226,311	(32,493,707)	77,759
BMAY	1,352,420	-	(5,946,621)	-
BJUN	4,776,143	71,895	(9,262,492)	(221,469)
BJUL	25,854,488	-	(15,878,749)	-
BAUG	9,467,348	332,721	(7,913,355)	36,210
BSEP	14,227,007	1,094,146	(4,609,565)	68,961
BOCT	16,546,133	-	(5,382,318)	-
BNOV	8,926,241	482,558	(5,843,860)	69,597
BDEC	26,905,708	420,815	1,162,549	40,135
PJAN	(2,658,414)	1,141,641	(15,145,830)	(64,145)
PFEB	(20,345,261)	1,348,154	(5,493,526)	17,244
PMAR	(9,430,988)	-	(13,724,126)	-
PAPR	1,629,778	41,760	(101,136,426)	11,427
PMAY	3,332,019	-	(27,032,581)	-
PJUN	6,242,403	83,867	(28,723,843)	(220,077)
PJUL	35,332,218	482,415	(26,654,364)	(330,796)
PAUG	23,785,410	852,611	(23,842,021)	(814,700)
PSEP	56,451,826	350,832	(23,912,700)	(106,818)
POCT	39,287,924	773,669	(19,857,987)	(526,124)
PNOV	26,859,019	496,539	(19,948,891)	(187,070)
PDEC	51,063,593	583,339	(3,684,912)	(225,115)
UJAN	(21,026,706)	-	(10,157,490)	-
UFEB	(9,170,177)	-	(2,780,996)	-
UMAR	(8,855,537)	-	(7,615,608)	-
UAPR	8,270,989	76,753	(18,087,411)	(20,549)
UMAY	1,691,187	-	(5,621,711)	-
UJUN	6,801,514	26,033	(5,967,619)	2,443
UJUL	13,963,244	-	(11,857,500)	-
UAUG	9,624,094	208,052	(8,233,634)	(179,441)
USEP	13,081,854	-	(8,182,012)	-
UOCT	20,678,834	163,292	(14,188,668)	(107,801)
UNOV	6,227,351	-	(5,187,126)	-
UDEC	(2,522,589)	188,077	(3,008,537)	(46,083)

243

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Investments	Options written
BJAN	$32,242,638	$(3,374,119)
BFEB	16,843,713	527,514
BMAR	14,221,183	1,545,581
BAPR	32,901,989	11,590,258
BMAY	9,889,369	2,391,917
BJUN	11,196,270	1,502,146
BJUL	5,707,554	(4,779)
BAUG	5,942,350	1,472,385
BSEP	7,116,553	2,569,006
BOCT	6,817,189	901,545
BNOV	(2,870)	(2,669)
BDEC	(6,487,381)	(8,512,336)
PJAN	80,042,640	(16,499,876)
PFEB	53,321,455	(4,706,058)
PMAR	36,990,191	53,881
PAPR	89,116,992	31,833,623
PMAY	36,896,516	3,909,996
PJUN	32,943,821	2,261,512
PJUL	7,948,317	(2,204,717)
PAUG	13,211,305	1,123,862
PSEP	12,947,386	(2,423,740)
POCT	11,113,153	(3,517,618)
PNOV	(7,649)	(7,176)
PDEC	(8,609,172)	(20,964,378)
UJAN	49,921,183	(6,910,959)
UFEB	17,228,526	(1,633,014)
UMAR	19,400,696	272,192
UAPR	9,648,311	3,313,509
UMAY	6,210,884	(263,102)
UJUN	949,158	(284,820)
UJUL	1,435,680	(564,590)
UAUG	2,503,157	(846,198)
USEP	2,803,504	(1,463,652)
UOCT	4,626,382	(2,769,524)
UNOV	(834)	(713)
UDEC	15,032,606	(5,827,135)

244

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Notes to Financial Statements (Continued)

The average volume of derivative activity during the year ended October 31, 2021, is as follows:

	Purchased Options	Options Written
	Average Monthly Market Value	Average Monthly Market Value
BJAN	$158,518,840	$(9,406,752)
BFEB	76,121,861	(4,244,048)
BMAR	55,330,604	(3,495,782)
BAPR	109,831,572	(12,399,958)
BMAY	54,623,656	(3,681,563)
BJUN	60,018,825	(5,572,008)
BJUL	113,197,327	(11,335,758)
BAUG	55,668,432	(5,256,626)
BSEP	99,702,125	(6,963,596)
BOCT	95,177,260	(11,387,548)
BNOV	27,057,369	(4,217,919)
BDEC	84,392,091	(8,368,512)
PJAN	363,677,207	(28,802,232)
PFEB	184,559,449	(15,103,274)
PMAR	112,247,625	(9,997,681)
PAPR	252,485,007	(37,499,512)
PMAY	178,325,514	(15,429,813)
PJUN	126,690,482	(14,576,834)
PJUL	158,996,768	(18,370,677)
PAUG	138,443,387	(15,966,167)
PSEP	288,890,332	(25,316,332)
POCT	184,586,822	(25,924,986)
PNOV	77,868,366	(14,311,163)
PDEC	170,994,985	(21,040,768)
UJAN	111,202,712	(9,366,060)
UFEB	32,822,019	(3,057,888)
UMAR	36,679,862	(4,052,898)
UAPR	54,989,176	(7,775,384)
UMAY	30,177,017	(2,783,889)
UJUN	22,936,767	(3,011,926)
UJUL	43,830,306	(6,193,010)
UAUG	35,353,425	(4,509,080)
USEP	57,933,723	(5,347,785)
UOCT	83,234,593	(13,141,854)
UNOV	16,814,398	(3,450,133)
UDEC	45,845,148	(5,998,821)

Use of Estimates:

In preparing financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from these estimates.

245

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Notes to Financial Statements (Continued)

Guarantees and Indemnifications:

In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.

Tax Information:

The Funds are treated as separate entities for federal income tax purposes. The Funds intend to qualify as regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Funds will not be subject to federal income tax to the extent the Funds distribute substantially all of their net investment income and capital gains to shareholders.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Tax benefits associated with an uncertain tax position can be recognized only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as tax expense in the Statements of Operations. During the year ended October 31, 2021, the Funds did not incur any interest or penalties. The Funds’ federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of October 31, 2021, the Funds did not have a liability for any unrecognized tax benefits. As of October 31, 2021, the Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds are subject to examination by U.S. Federal tax authorities for all tax years since inception.

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Notes to Financial Statements (Continued)

U.S. GAAP requires that certain components of net assets be reclassified between distributable earnings/(accumulated deficit) and additional paid-in capital.

These reclassifications have no effect on net assets or net asset value per share.  For the year ended October 31, 2021, the Funds made the following permanent book-to-tax reclassifications due to deemed distributions and redemption in-kind transactions:

	Distributable Earnings/ (Accumulated Deficit)	Paid-In Capital
BJAN	$(971,038)	$971,038
BFEB	(2,506,274)	2,506,274
BMAR	(1,566,669)	1,566,669
BAPR	(3,093,271)	3,093,271
BMAY	(1,218,071)	1,218,071
BJUN	(2,845,787)	2,845,787
BJUL	(7,519,387)	7,519,387
BAUG	(6,225,736)	6,225,736
BSEP	(15,421,553)	15,421,553
BOCT	(14,280,863)	14,280,863
BNOV	(3,463,164)	3,463,164
BDEC	(12,925,974)	12,925,974
PJAN	(16,331,458)	16,331,458
PFEB	(4,921,288)	4,921,288
PMAR	(2,387,759)	2,387,759
PAPR	(4,199,639)	4,199,639
PMAY	(3,114,610)	3,114,610
PJUN	(4,888,672)	4,888,672
PJUL	(6,547,380)	6,547,380
PAUG	(9,294,734)	9,294,734
PSEP	(34,275,966)	34,275,966
POCT	(20,967,163)	20,967,163
PNOV	(6,736,855)	6,736,855
PDEC	(16,957,954)	16,957,954
UJAN	(3,563,217)	3,563,217
UFEB	(1,327,403)	1,327,403
UMAR	(595,805)	595,805
UAPR	(17,694)	17,694
UMAY	(247,850)	247,850
UJUN	(592,628)	592,628
UJUL	(1,632,913)	1,632,913
UAUG	(2,192,105)	2,192,105
USEP	(5,205,253)	5,205,253
UOCT	(6,953,787)	6,953,787
UNOV	(935,467)	935,467
UDEC	(3,489,624)	3,489,624

247

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Notes to Financial Statements (Continued)

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex–dividend date.  The Funds intend to pay out dividends from their net investment income, if any, annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds.  The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. Distributions that exceed earnings and profits for tax purposes are reported as a return of capital.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date.  The Trust determines the gain or loss realized from investment transactions on the basis of identified cost.  Dividend income, if any, is recognized on the ex–dividend date. Interest income, including accretion of discounts and amortization of premiums is recognized on an accrual basis using the effective yield method.

3.	INVESTMENT ADVISOR AND OTHER AFFILIATES

Innovator Capital Management, LLC (the “Adviser”) acts as investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Funds (“Advisory Agreement”) and, pursuant to the Advisory Agreement, is responsible for the day–to–day management of the Funds.

Pursuant to the Advisory Agreement, each respective Fund pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.79%. During the term of the Advisory Agreement, the Adviser pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit, and other services and license fees, except for the fees paid under the Advisory Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b–1 plan, if any, and extraordinary expenses.

Milliman Financial Risk Management LLC (the “Sub–Adviser”) acts as sub–adviser to the Funds pursuant to a sub–advisory agreement between the Adviser and the Sub–Adviser with respect to the Funds (“Sub–Advisory Agreement”) and, pursuant to the Sub–Advisory Agreement, is responsible for execution of the Sub–Adviser’s strategy for each of the Funds. The Sub–Adviser is responsible for the day–to–day management of the Funds’ portfolios. Pursuant to the Sub–Advisory Agreement between the Adviser and the Sub–Adviser, the Adviser pays the Sub–Adviser a fee, based on the Funds’ average daily net assets, for the services and facilities it provides payable on a monthly basis.

248

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Certain trustees and officers of the Trust are affiliated with the Adviser. Trustee compensation is paid for by the Adviser.

4.	INVESTMENT TRANSACTIONS

For the year ended October 31, 2021, there were no purchases or proceeds from long-term sales of investment securities:

249

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Notes to Financial Statements (Continued)

For the year ended October 31, 2021, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind	In-Kind
	Creations	Redemptions
BJAN	$1,876,613	$-
BFEB	-	-
BMAR	-	849,759
BAPR	9,914,581	2,512,971
BMAY	25,103,878	-
BJUN	34,900,727	1,338,471
BJUL	34,732,611	-
BAUG	17,714,921	1,116,172
BSEP	41,885,219	10,325,403
BOCT	10,439,435	-
BNOV	3,620,277	1,276,613
BDEC	1,002,937	2,991,961
PJAN	-	7,868,230
PFEB	3,103,668	9,172,203
PMAR	1,681,177	-
PAPR	21,372,837	785,297
PMAY	65,420,499	-
PJUN	24,589,550	1,392,892
PJUL	76,146,177	2,476,415
PAUG	31,533,868	11,134,193
PSEP	43,369,862	5,785,844
POCT	44,333,566	7,533,588
PNOV	-	2,344,487
PDEC	-	7,517,564
UJAN	870,055	-
UFEB	-	-
UMAR	-	-
UAPR	5,489,512	741,248
UMAY	8,684,418	-
UJUN	9,566,624	749,878
UJUL	13,418,540	-
UAUG	6,922,169	1,188,069
USEP	7,275,315	-
UOCT	3,838,299	1,997,195
UNOV	-	-
UDEC	-	1,051,084

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

5.         CREATION AND REDEMPTION TRANSACTIONS

There were an unlimited number of shares of beneficial interest (without par value) authorized by the Trust. Individual shares of the Funds may only be purchased and sold at market prices on the Exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for the Funds’ shares may be at, above or below its NAV depending on the premium or discount at which the Funds’ shares trade.

The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally for cash. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker–dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. A transaction fee is applicable to each transaction regardless of the number of units purchased or sold in the transaction. The Funds assess investors a transaction fee of $250 plus 0.05% of the value of the transaction on creations and redemptions (e.g. variable fees) of the respective Fund. Each Fund, subject to approval by the Board of Trustees, may adjust transaction fees from time to time based upon actual experience. Variable fees received by the Funds, if any, are disclosed on the Statements of Changes in Net Assets. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

6.	FEDERAL INCOME TAX INFORMATION

At October 31, 2021, the cost of investments including written options and net unrealized appreciation/(depreciation) for federal income tax purposes were as follows:

	Cost of Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
BJAN	$129,445,611	$41,470,768	$(20,576,847)	$20,893,921
BFEB	74,746,063	21,820,066	(10,307,336)	11,512,730
BMAR	54,225,429	14,466,628	(6,487,533)	7,979,095
BAPR	112,770,004	20,769,724	(10,500,081)	10,269,643
BMAY	76,162,070	11,038,371	(4,955,482)	6,082,889
BJUN	76,773,133	9,571,635	(4,780,889)	4,790,746
BJUL	175,799,822	14,976,910	(7,591,380)	7,385,530
BAUG	83,873,425	5,189,992	(2,472,516)	2,717,476
BSEP	153,911,830	5,590,550	(2,657,807)	2,932,743
BOCT	107,998,619	9,016,357	(5,071,923)	3,944,434
BNOV	30,356,394	-	(7,449)	(7,449)
BDEC	57,894,150	-	-	-
PJAN	266,951,586	77,623,705	(49,815,433)	27,808,272
PFEB	152,194,360	45,833,050	(27,521,446)	18,311,604
PMAR	107,252,838	27,829,697	(17,129,312)	10,700,385
PAPR	226,598,931	42,792,528	(26,728,925)	16,063,603
PMAY	226,185,041	31,479,631	(18,725,400)	12,754,231
PJUN	146,263,848	17,821,463	(11,017,280)	6,804,183
PJUL	211,960,754	18,694,530	(11,748,768)	6,945,762
PAUG	182,031,208	11,039,657	(6,954,932)	4,084,725
PSEP	299,629,328	9,303,100	(5,264,932)	4,038,168
POCT	204,615,308	16,358,450	(11,313,440)	5,045,010
PNOV	78,745,660	-	(19,327)	(19,327)
PDEC	108,748,349	-	-	-
UJAN	78,891,265	22,130,349	(14,687,389)	7,442,960
UFEB	24,351,945	6,584,486	(4,510,486)	2,074,000
UMAR	30,810,998	7,322,117	(4,860,038)	2,462,079
UAPR	54,121,087	9,030,170	(5,872,678)	3,157,492
UMAY	38,979,884	4,634,277	(2,953,245)	1,681,032
UJUN	20,392,968	2,197,726	(1,421,574)	776,152
UJUL	51,679,828	3,831,232	(2,786,942)	1,044,290
UAUG	45,779,709	2,238,914	(1,605,761)	633,153
USEP	66,936,199	1,752,874	(1,143,795)	609,079
UOCT	61,979,251	4,426,096	(3,547,296)	878,800
UNOV	10,892,581	-	(2,672)	(2,672)
UDEC	32,101,487	-	-	-

The differences between book basis and tax basis cost on investments and net unrealized appreciation/(depreciation) are primarily attributable to the tax treatment of derivatives.

252

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Notes to Financial Statements (Continued)

As of October 31, 2021, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

	Accumulated Capital and Other Losses	Undistributed Net Ordinary Income	Undistributed Capital Gains	Unrealized Appreciation/ (Depreciation) on Investments	Total Distributable Earnings/ (Accumulated Deficit)
BJAN	$(1,029,367)	$-	$-	$20,893,921	$19,864,554
BFEB	-	-	-	11,512,730	11,512,730
BMAR	-	-	-	7,979,095	7,979,095
BAPR	-	-	-	10,269,643	10,269,643
BMAY	-	-	-	6,082,889	6,082,889
BJUN	-	-	-	4,790,746	4,790,746
BJUL	-	-	-	7,385,530	7,385,530
BAUG	-	-	-	2,717,476	2,717,476
BSEP	-	-	-	2,932,743	2,932,743
BOCT	-	-	-	3,944,434	3,944,434
BNOV	-	-	-	(7,449)	(7,449)
BDEC	-	-	-	-	-
PJAN	-	-	-	27,808,272	27,808,272
PFEB	(405,625)	-	-	18,311,604	17,905,979
PMAR	-	-	-	10,700,385	10,700,385
PAPR	(459,063)	-	-	16,063,603	15,604,540
PMAY	-	-	-	12,754,231	12,754,231
PJUN	-	-	-	6,804,183	6,804,183
PJUL	-	-	-	6,945,762	6,945,762
PAUG	-	-	-	4,084,725	4,084,725
PSEP	-	-	-	4,038,168	4,038,168
POCT	-	-	-	5,045,010	5,045,010
PNOV	-	-	-	(19,327)	(19,327)
PDEC	1	-	-	-	1
UJAN	-	-	-	7,442,960	7,442,960
UFEB	-	-	-	2,074,000	2,074,000
UMAR	(117,871)	-	-	2,462,079	2,344,208
UAPR	(339,161)	-	-	3,157,492	2,818,331
UMAY	(121,048)	-	-	1,681,032	1,559,984
UJUN	-	-	-	776,152	776,152
UJUL	-	-	-	1,044,290	1,044,290
UAUG	-	-	-	633,153	633,153
USEP	-	-	-	609,079	609,079
UOCT	-	-	-	878,800	878,800
UNOV	-	-	-	(2,672)	(2,672)
UDEC	-	-	-	-	-

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Notes to Financial Statements (Continued)

Certain qualified late year ordinary losses incurred after December 31, and within the current taxable year, are deemed to arise on the first business day of the next taxable year. At October 31, 2021, the Funds deferred the following qualified late year ordinary losses:

Late Year Ordinary Losses
BJAN	$1,029,367
BFEB	-
BMAR	-
BAPR	-
BMAY	-
BJUN	-
BJUL	-
BAUG	-
BSEP	-
BOCT	-
BNOV	-
BDEC	-
PJAN	-
PFEB	405,623
PMAR	-
PAPR	459,063
PMAY	-
PJUN	-
PJUL	-
PAUG	-
PSEP	-
POCT	-
PNOV	-
PDEC	-
UJAN	-
UFEB	-
UMAR	117,871
UAPR	327,066
UMAY	121,048
UJUN	-
UJUL	-
UAUG	-
USEP	-
UOCT	-
UNOV	-
UDEC	-

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Notes to Financial Statements (Continued)

At October 31, 2021, for federal income tax purposes, UAPR had $12,096 of indefinite short-term capital loss carryforwards available to offset future capital gains for an unlimited period. All other Funds had no capital-loss carryforwards at October 31, 2021.

To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders. During the current tax year ended October 31, 2021, BJAN, BSEP, and PSEP utilized $9,508,224, $1,270,511, and $2,459,844 of capital loss carryforwards available, respectively.

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Notes to Financial Statements (Continued)

The tax character of the distributions paid by the Funds during the fiscal year or period ended October 31, 2020 were as follows:

	Distributions paid from:
	Net Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
BJAN	$1,017,030	$-	$1,017,030
BFEB	-	-	-
BMAR	-	-	-
BAPR	-	-	-
BMAY	-	-	-
BJUN	-	-	-
BJUL	-	-	-
BAUG	-	-	-
BSEP	62,944	-	62,944
BOCT	364,251	-	364,251
BNOV	-	-	-
BDEC	-	-	-
PJAN	-	-	-
PFEB	-	-	-
PMAR	-	-	-
PAPR	1,697,336	1,088,189	2,785,525
PMAY	-	-	-
PJUN	-	-	-
PJUL	770,315	-	770,315
PAUG	1,011,480	526,980	1,538,460
PSEP	-	-	-
POCT	2,195,472	4,873,122	7,068,594
PNOV	-	-	-
PDEC	-	-	-
UJAN	-	-	-
UFEB	-	-	-
UMAR	-	-	-
UAPR	252,554	161,349	413,903
UMAY	-	-	-
UJUN	42,149	59,377	101,526
UJUL	1,438,744	953,057	2,391,801
UAUG	97,889	57,580	155,469
USEP	20,870	11,776	32,646
UOCT	2,185,521	968,412	3,153,933
UNOV	-	-	-
UDEC	-	-	-

The Funds did not pay any distributions during the fiscal year ended October 31, 2021.

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Notes to Financial Statements (Continued)

7.     NEW ACCOUNTING PRONOUNCEMENTS

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Fund(s). When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Fund’s use of derivatives.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

8.         COVID-19

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depend on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

9.         SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events of the Funds through the date of the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Innovator ETFs Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and options written, of Innovator U.S. Equity Buffer ETF - January, Innovator U.S. Equity Buffer ETF - February, Innovator U.S. Equity Buffer ETF - March, Innovator U.S. Equity Buffer ETF - April, Innovator U.S. Equity Buffer ETF - May, Innovator U.S. Equity Buffer ETF - June, Innovator U.S. Equity Buffer ETF - July, Innovator U.S. Equity Buffer ETF - August, Innovator U.S. Equity Buffer ETF - September, Innovator U.S. Equity Buffer ETF - October, Innovator U.S. Equity Buffer ETF - November, Innovator U.S. Equity Buffer ETF - December, Innovator U.S. Equity Power Buffer ETF - January, Innovator U.S. Equity Power Buffer ETF - February, Innovator U.S. Equity Power Buffer ETF - March, Innovator U.S. Equity Power Buffer ETF - April, Innovator U.S. Equity Power Buffer ETF - May, Innovator U.S. Equity Power Buffer ETF - June, Innovator U.S. Equity Power Buffer ETF - July, Innovator U.S. Equity Power Buffer ETF - August, Innovator U.S. Equity Power Buffer ETF - September, Innovator U.S. Equity Power Buffer ETF - October, Innovator U.S. Equity Power Buffer ETF - November, Innovator U.S. Equity Power Buffer ETF - December, Innovator U.S. Equity Ultra Buffer ETF - January, Innovator U.S. Equity Ultra Buffer ETF - February, Innovator U.S. Equity Ultra Buffer ETF - March, Innovator U.S. Equity Ultra Buffer ETF - April, Innovator U.S. Equity Ultra Buffer ETF - May, Innovator U.S. Equity Ultra Buffer ETF - June, Innovator U.S. Equity Ultra Buffer ETF - July, Innovator U.S. Equity Ultra Buffer ETF - August, Innovator U.S. Equity Ultra Buffer ETF - September, Innovator U.S. Equity Ultra Buffer ETF - October, Innovator U.S. Equity Ultra Buffer ETF - November, and Innovator U.S. Equity Ultra Buffer ETF - December (the “Funds”), each a series of Innovator ETFs Trust, as of October 31, 2021, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2021, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

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INNOVATOR ETFs TRUST

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Innovator U.S. Equity Power Buffer ETF – July and Innovator U.S. Equity Ultra Buffer ETF – July	For the year ended October 31, 2021	For the years ended October 31, 2021 and 2020	For the years ended October 31, 2021, 2020, and 2019 and for the period from August 7, 2018 (commencement of operations) through October 31, 2018
Innovator U.S. Equity Buffer ETF – July	For the year ended October 31, 2021	For the years ended October 31, 2021 and 2020	For the years ended October 31, 2021, 2020, and 2019 and for the period from August 28, 2018 (commencement of operations) through October 31, 2018
Innovator U.S. Equity Buffer ETF – October, Innovator U.S. Equity Power Buffer ETF – October, and Innovator U.S. Equity Ultra Buffer ETF – October	For the year ended October 31, 2021	For the years ended October 31, 2021 and 2020	For the years ended October 31, 2021, 2020, and 2019 and for the period from September 28, 2018 (commencement of operations) through October 31, 2018
Innovator U.S. Equity Buffer ETF – January, Innovator U.S. Equity Power Buffer ETF – January, and Innovator U.S. Equity Ultra Buffer ETF – January	For the year ended October 31, 2021	For the years ended October 31, 2021 and 2020	For the years ended October 31, 2021 and 2020 and for the period from December 31, 2018 (commencement of operations) through October 31, 2019

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INNOVATOR ETFs TRUST

Innovator U.S. Equity Buffer ETF – April, Innovator U.S. Equity Power Buffer ETF – April, and Innovator U.S. Equity Ultra Buffer ETF – April	For the year ended October 31, 2021	For the years ended October 31, 2021 and 2020	For the years ended October 31, 2021 and 2020 and for the period from March 29, 2019 (commencement of operations) through October 31, 2019
Innovator U.S. Equity Buffer ETF – June, Innovator U.S. Equity Power Buffer ETF – June, and Innovator U.S. Equity Ultra Buffer ETF – June	For the year ended October 31, 2021	For the years ended October 31, 2021 and 2020	For the years ended October 31, 2021 and 2020 and for the period from May 31, 2019 (commencement of operations) through October 31, 2019
Innovator U.S. Equity Buffer ETF – August, Innovator U.S. Equity Power Buffer ETF – August, and Innovator U.S. Equity Ultra Buffer ETF – August	For the year ended October 31, 2021	For the years ended October 31, 2021 and 2020	For the years ended October 31, 2021 and 2020 and for the period from July 31, 2019 (commencement of operations) through October 31, 2019
Innovator U.S. Equity Buffer ETF – September, Innovator U.S. Equity Power Buffer ETF – September, and Innovator U.S. Equity Ultra Buffer ETF – September	For the year ended October 31, 2021	For the years ended October 31, 2021 and 2020	For the years ended October 31, 2021 and 2020 and for the period from August 30, 2019 (commencement of operations) through October 31, 2019

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INNOVATOR ETFs TRUST

Innovator U.S. Equity Buffer ETF – November, Innovator U.S. Equity Power Buffer ETF – November, and Innovator U.S. Equity Ultra Buffer ETF – November	For the year ended October 31, 2021	For the years ended October 31, 2021 and 2020	For the years ended October 31, 2021 and 2020 and for the period from October 31, 2019 (commencement of operations) through October 31, 2019
Innovator U.S. Equity Buffer ETF – December, Innovator U.S. Equity Power Buffer ETF – December, and Innovator U.S. Equity Ultra Buffer ETF – December	For the year ended October 31, 2021	For the year ended October 31, 2021 and for the period from November 29, 2019 (commencement of operations) through October 31, 2020
Innovator U.S. Equity Buffer ETF – February, Innovator U.S. Equity Power Buffer ETF – February, and Innovator U.S. Equity Ultra Buffer ETF – February	For the year ended October 31, 2021	For the year ended October 31, 2021 and for the period from January 31, 2020 (commencement of operations) through October 31, 2020
Innovator U.S. Equity Buffer ETF – March, Innovator U.S. Equity Power Buffer ETF – March, and Innovator U.S. Equity Ultra Buffer ETF – March	For the year ended October 31, 2021	For the year ended October 31, 2021 and for the period from February 28, 2020 (commencement of operations) through October 31, 2020
Innovator U.S. Equity Buffer ETF – May, Innovator U.S. Equity Power Buffer ETF – May, and Innovator U.S. Equity Ultra Buffer ETF – May	For the year ended October 31, 2021	For the year ended October 31, 2021 and for the period from April 30, 2020 (commencement of operations) through October 31, 2020

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

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We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Innovator Capital Management, LLC’s investment companies since 2017.

COHEN & COMPANY, LTD.

Cleveland, Ohio

December 27, 2021

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INNOVATOR ETFs TRUST

Trustees and Officers (Unaudited)

Name, Address and Year of Birth	Position with the Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(a) Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer in the Past Five Years
Independent Trustees
Mark Berg 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1971	Trustee	Since 2017	Founding Principal (2001-present), Chief Executive Officer (2019-present), President (2001-2019), Timothy Financial Counsel, Inc.	80	Tortazo, LLC (2018-present)
Joe Stowell 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1968	Trustee	Since 2017	Chief Operating Officer, Woodmen Valley Chapel (2015–present).	80	Board of Advisors, Westmont College
Brian J. Wildman 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1963	Trustee	Since 2017	President, Timothy Financial Counsel, Inc. (2019–present); Executive Vice President, Consumer Banking (2016–2019), Chief Risk Officer (2013–2016), MB Financial Bank.	80	Missionary Furlough Homes, Inc. (since 2008); MB Financial Bank (2003–2019).

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Trustees and Officers (Unaudited) (Continued)

Interested Trustee & Officer
H. Bruce Bond (b) 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1963	Interested Trustee, President and Principal Executive Officer	Since 2017	Chief Executive Officer, Innovator Capital Management, LLC (2017–present).	80	None
Officers
John W. Southard 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1969	Vice President, Treasurer and Principal Financial Accounting Officer	Since 2017	Chief Investment Officer, Innovator Capital Management, LLC (2017–present); Director and Co–Founder, T2 Capital Management, LLC (2010–present).	80	Independent Trustee, ETF Managers Group, LLC (2012–2018)
Kevin Gustafson 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1965	Chief Compliance Officer and Anti–Money Laundering Officer	Since 2020	Chief Compliance Officer, Innovator Capital Management LLC (2019 - present); General Counsel, Innovator Capital Management LLC (2019 - present); Chief Compliance Officer, General Counsel and Chief Risk Officer, Americas, Eastspring Investments, Inc. (2012 - 2019).	80	None

*	The Funds’ Trustees serve for an indefinite term until their resignation, death or removal. The Funds’ officers are elected annually by the Board and serve at the Board’s pleasure.

(a)	The Fund Complex includes the Funds, each series of Innovator ETFs Trust.
(b)	H. Bruce Bond is deemed to be an interested person of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1–877–386–3890.

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Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUNDS:

Innovator U.S. Equity Buffer ETF – January, February, March, April, May, June, July, August, September, October, November, December

Innovator U.S. Equity Power Buffer ETF – January, February, March, April, May, June, July, August, September, October, November, December

Innovator U.S. Equity Ultra Buffer ETF – January, February, March, April, May, June, July, August, September, October, November, December

At a quarterly Board meeting held on June 16, 2021, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator U.S. Equity Buffer ETF – January, February, March, April, May, June, July, August, September, October, November, December, Innovator U.S. Equity Power Buffer ETF – January, February, March, April, May, June, July, August, September, October, November, December and Innovator U.S. Equity Ultra Buffer ETF – January, February, March, April, May, June, July, August, September, October, November, December ETFs (the “Funds”), and the Sub–Advisory Agreement among the Trust, on behalf of the Funds, the Adviser and Milliman Financial Risk Management LLC (“Milliman” or the “Sub–Adviser”), for an additional year term. The Board determined that the agreements were in the best interests of the Funds in light of the extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub–Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services provided by the Adviser and the Sub–Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by each Fund as compared to fees charged to peer groups of the Funds and as compared to fees charged to other clients of the Adviser and the Sub–Adviser, including other ETFs managed by the Adviser and the Sub–Adviser; the expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser and the Sub–Adviser; any fall–out benefits accruing to the Adviser or the Sub–Adviser; and information on the Adviser’s and the Sub–Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub–Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub–Adviser are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.

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Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services provided by the Adviser and Milliman pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser is responsible for the overall management and administration of the Funds and reviewed all of the services provided by the Adviser to the Funds, including oversight of Milliman, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser oversees Milliman’s day–to–day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Milliman’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective and policies. With respect to the sub–advisory agreement, the Board reviewed the materials provided by Milliman and noted the background and experience of Milliman’s portfolio management team and Milliman’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent, and quality of the services provided to the Funds by the Adviser and Milliman under the agreements were expected to be satisfactory.

The Board considered the historical investment performance of each of the Funds (where applicable) for the respective one, three and five-year periods ended March 31, 2021 including NAV, market, and respective index returns.

The Board considered the unitary fee rate or management fee rate, as applicable, currently paid by each Fund under the investment management agreement for the services provided.

The Board noted that the Adviser is responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Funds showing the advisory fee rates and expense ratios of the funds comprising of each Fund’s peer group, as well as advisory fee rates charged by the Adviser and Milliman to other funds (including ETFs) and non–fund clients, as applicable.

In light of the information considered and the nature, extent and quality of the services provided to the Funds under the agreements, the Board determined that the unitary fee for each of the Funds, including the fee rate to be paid by the Adviser to Milliman from the unitary fee, was fair.

The Board noted that the unitary fee for each of the Funds were structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Fund would benefit the Adviser and Milliman, but that the unitary fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.

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Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

The Board reviewed profitability information in connection with the Funds.

The Board considered potential “fall–out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall–out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub–advisers to funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis.

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INNOVATOR ETFs TRUST

Additional Information (Unaudited)

1. INFORMATION ABOUT PROSPECTUS

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the respective Fund. Please read the Prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1–800–208–5212 or visiting www.innovatoretfs.com.

2.     PROXY VOTING POLICIES AND PROCEDURES

The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1–877–386–3890 and on the SEC’s website at www.sec.gov.  Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.

3.     INFORMATION ABOUT PORTFOLIO SECURITIES

Each Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Trust’s Form N-Q or Part F of Form N-PORT is available without charge, upon request, by calling 1-877-386-3890, or on the SEC’s website at www.sec.gov. The Trust’s Form N-Q or Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4.     HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS

In order to reduce expenses, the Trust delivers one copy of an annual/semi–annual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding).  If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1–877–FUND890 (877–386–3890) to change the status of your existing account.  You may change your status at any time.

5.     ELECTRONIC DELIVERY OF SHAREHOLDER DOCUMENTS

You may choose to receive a Fund’s prospectus and annual and semi–annual reports electronically.  To sign up for electronic delivery, visit www.icsdelivery.com and select the first letter of your brokerage firm’s name.  Then, select your brokerage institution from the list that follows, fill out the appropriate information and provide an e–mail address where you would like your information sent.  If your brokerage firm is not listed, electronic delivery may not be available.  Please contact your brokerage firm or financial adviser.

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Additional Information (Unaudited) (Continued)

6.     TAX NOTICE

For the fiscal year ended October 31, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the taxable year ended October 31, 2021, the percentage of ordinary income dividends paid by the Funds that qualify for the dividends received deduction available to corporations was 0.00%.

For the taxable year ended October 31, 2021, the percentage of ordinary income distributions that were designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c) was 0.00%.

7.  LIQUIDITY RISK MANAGEMENT PROGRAM

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Innovator ETFs Trust (“Trust”), on behalf of each of its series (each a “Fund” and, collectively, the “Funds”), has established a liquidity risk management program to govern the Funds’ approach to managing liquidity risk (the “Program”). The Program is overseen by the Trust’s Valuation Committee as the Program Administrator, a committee comprised of representatives of the Trust’s investment adviser, Innovator Capital Management LLC and representatives of Milliman Financial Risk Management LLC, the sub-adviser for certain of the Funds (the “Committee”). The Trust’s Board of Trustees (the “Board”) has approved the designation of the Committee to administer the Program.

The Program’s principal objectives include supporting the Funds’ compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence each Fund’s liquidity and the periodic classification and re-classification of certain Funds’ investments into groupings that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on September 27, 2021, the Trustees received a written report from the Committee regarding the design and operational effectiveness of the Program which has been in operation since September 2019. The Committee determined, and reported to the Board, that the Program is reasonably designed to assess and manage the Funds’ liquidity risk and has operated adequately and effectively to manage the Funds’ liquidity risk since implementation. The Committee reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Committee also noted no Fund has filed a Form N-LIQUID with the SEC.

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Additional Information (Unaudited) (Continued)

The Committee noted that certain of the Funds continue to qualify as “in-kind” ETFs under Rule 22e-4 and, as such, are exempt from the requirement to set a highly liquid investment minimum. The Committee noted that the remaining funds are invested in highly liquid securities and, accordingly, continue to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule. Because of that continued qualification for the exemption, the Funds have not adopted any “highly liquid investment” minimum amounts. The Committee further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

270

INVESTMENT ADVISOR

Innovator Capital Management, LLC

109 North Hale Street,

Wheaton, IL 60187

INVESTMENT SUB–ADVISOR

Milliman Financial Risk Management LLC

71 S. Wacker Drive, 31st Floor

Chicago, IL 60606

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza

Portland, ME 04101

CUSTODIAN

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

LEGAL COUNSEL

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s Principal Executive Officer and Principal Financial Officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Brian Wildman is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2021	FYE 10/31/2020
Audit Fees	$548,500	$370,500
Audit-Related Fees	-	-
Tax Fees	$280,000	$199,500
All Other Fees	-	-

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by the principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2021	FYE 10/31/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2021	FYE 10/31/2020
Registrant	$280,000	$199,500
Registrant’s Investment Adviser	-	-

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee consisting of the entire Board, are as follows: Brian Wildman, Joe Stowell and Mark Berg.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Innovator ETFs Trust

By (Signature and Title)*   /s/ Bruce Bond

Bruce Bond, Principal Executive Officer

Date    12/28/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *  /s/ Bruce Bond

Bruce Bond, Principal Executive Officer

Date    12/28/2021

By (Signature and Title)*   /s/ John Southard

John Southard, Principal Financial Officer

Date    12/28/2021

* Print the name and title of each signing officer under his or her signature.